UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23235
Morningstar Funds Trust
(Exact name of registrant as specified in charter)

Morningstar Funds Trust
22 W. Washington Street
Chicago, IL 60602
(Address of principal executive offices)(Zip Code)

D. Scott Schilling
Morningstar Funds Trust
22 W. Washington Street
Chicago, IL 60602

With a copy to:

Eric S. Purple
Stradley Ronon Stevens & Young, LLP
2000 K Street N.W. Suite 700
Washington, District of Columbia, 20006
(Name and address of agent for service)
Registrant's telephone number, including area code:
(312) 696-6000
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
(b) Not Applicable.
Morningstar U.S. Equity Fund
Institutional/MSTQX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Morningstar U.S. Equity Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at
877-626-3224
.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar U.S. Equity Fund	$ 46	0.84%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,861,719,565
Total number of portfolio holdings	393
Portfolio turnover rate	146%
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	95.1%
Investment Companies	3.8%
Other less than 2% each	1.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other commu
nication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Funds
Morningstar International Equity Fund
Institutional/MSTFX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Morningstar International Equity Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at
877-626-3224
.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar International Equity Fund	$ 54	0.99%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher .
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,011,113,503
Total number of portfolio holdings	406
Portfolio turnover rate	169%
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	96.8%
Short-Term Investments	3.4%
Other less than 2% each	1.1%
Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Funds
Morningstar Global Income Fund
Institutional/MSTGX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Morningstar Global Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at
877-626-3224
.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Inv estment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Global Income Fund	$ 38	0.73%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 140,727,863
Total number of portfolio holdings	523
Portfolio turnover rate	38%
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type
All
ocation
Common Stocks	45.9%
Investment Companies	19.2%
Corporate Bonds	8.8%
Short-Term Investments	6.7%
Mortgage-Backed Securities	6.6%
Term Loans	5.1%
Foreign Issuer Bonds	5.0%
Asset-Backed Securities	3.6%
Master Limited Partnerships	2.2%
Other less than 2% each	0.1%
Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Funds
Morningstar Total Return Bond Fund
Institutional/MSTRX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Morningstar Total Return Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at
877-626-3224
.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Total Return Bond Fund	$ 27	0.53%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 967,353,180
Total number of portfolio holdings	1,875
Portfolio turnover rate	203%
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type A
llo
cation
Investment Companies	33.5%
Mortgage-Backed Securities	30.2%
Corporate Bonds	15.0%
U.S. Government Obligations	14.4%
Asset-Backed Securities	8.4%
Short-Term Investments	5.2%
Foreign Issuer Bonds	5.0%
Other less than 2% each	(1.0) %
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Funds
Morningstar Municipal Bond Fund
Institutional/MSTPX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Morningstar Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at
877-626-3224
.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Mu n icipal Bond Fund	$ 30	0.58%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 333,635,410
Total number of portfolio holdings	780
Portfolio turnover rate	16%
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Municipal Bonds	89.5%
Short-Term Investments	10.7%
Municipal Issue Type Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Funds
Morningstar Defensive Bond Fund
Institutional/MSTBX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Morningstar Defensive Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Defen si ve Bond Fund	$ 25	0.48%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 116,493,642
Total number of portfolio holdings	217
Portfolio turnover rate	15%
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	53.9%
Mortgage-Backed Securities	25.0%
Asset-Backed Securities	7.5%
Short-Term Investments	5.9%
U.S. Government Obligations	4.6%
Corporate Bonds	2.8%
Other less than 2% each	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as
the
prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Funds
Morningstar Multisector Bond Fund
Institutional/MSTMX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Morningstar Multisector Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at
877-626-3224
.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Mu lti sector Bond Fund	$ 41	0.79%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 185,092,833
Total number of portfolio holdings	1,277
Portfolio turnover rate	94%
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allo
cation
Corporate Bonds	44.2%
Foreign Issuer Bonds	41.8%
Short-Term Investments	6.4%
Term Loans	2.7%
Other less than 2% each	4.2%
Sector Allocation
Region Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Funds
Morningstar Global Opportunistic Equity Fund
Institutional/MSTSX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Morningstar Global Opportunistic Equity Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at
877-626-3224
.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Global Opportunistic Equity Fund	$ 39	0.72%
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 338,972,840
Total number of portfolio holdings	214
Portfolio turnover rate	28%
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund,
representing
a

percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	57.0%
Common Stocks	40.2%
Short-Term Investments	5.3%
Preferred Stocks	1.0%
Sector Allocation
Region Diversification

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at 877-626-3224.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Funds
Morningstar Alternatives Fund
Institutional/MSTVX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Morningstar Alternatives Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at
877-626-3224
.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Co st o f a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Alternatives Fund	$ 69	1.36%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 232,899,397
Total number of portfolio holdings	2,267
Portfolio turnover rate	113%
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Contracts for Difference - Long	26.8%
Common Stocks	25.0%
Convertible Bonds	21.2%
Short-Term Investments	18.6%
Corporate Bonds	16.3%
Mortgage-Backed Securities	14.1%
Convertible Preferred Stocks	3.3%
Foreign Issuer Bonds	2.5%
Other less than 2% each	2.7%
Common Stocks Sold Short	(16.3) %
Contracts for Difference - Short	(22.5) %
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
https://connect.rightprospectus.com/Morningstar
. You can also request this information by contacting us at
877-626-322
4.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-626-3224 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://connect.rightprospectus.com/Morningstar
.
Morningstar Funds

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers in the financial statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

October 31, 2025 (unaudited)
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
Morningstar Funds Trust

Morningstar U.S. Equity Fund
Morningstar International Equity Fund
Morningstar Global Income Fund
Morningstar Total Return Bond Fund
Morningstar Municipal Bond Fund
Morningstar Defensive Bond Fund
Morningstar Multisector Bond Fund
Morningstar Global Opportunistic Equity Fund
Morningstar Alternatives Fund

Morningstar Funds Trust October 31, 2025 (unaudited)

Introduction
Morningstar Investment Management LLC launched an open end management investment company consisting of nine separate portfolios (each a “Fund”) that span the investment opportunity set1. Most of these Funds are designed to provide exposure to a broad asset class, such as U.S. equities, while our active management of each Fund’s asset allocation, allocation to active managers (known as “subadvisers”), and exposures to Exchange-Traded Funds (“ETFs”), or individual equity securities allows us to adjust sub-asset class allocations based on our valuation views and those of the subadvisers.
Concept and Structure
We created the Morningstar Funds Trust using an open architecture, multimanager approach, selecting subadvisers we believed fit best with our investment philosophy and the investment objectives of each Morningstar Fund2. We have recommended subadvisers we believed were independent, skilled investors in their respective asset classes to manage the Funds and we continuously monitor such subadvisers to confirm that they continue to meet our standards.
Consistent with our investment approach, our asset allocation process for the Morningstar Funds is based on fundamentals and driven by valuations. We look for asset classes and sub-asset classes around the globe that, in our view, offer fundamental value relative to price. Allocations within each Fund are in line with what we believe to reflect the best risk-adjusted opportunities.
How to Read This Report
Unless stated otherwise, this report outlines the structure and performance of the assets comprised by the Morningstar Funds Trust from May 1, 2025, through October 31, 2025. Included are fund holdings and positioning that may aid understanding of returns for the period.
1All references to “we” or “our” in this report refer to Morningstar Investment Management LLC.
2 Morningstar Funds Trust is an open end management investment company registered under the Investment Company Act of 1940 (as amended). Use of the term “Morningstar Funds” hereafter refers to Morningstar Funds Trust, or its individual series, as applicable.

Morningstar Funds Trust October 31, 2025 (unaudited)

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund

	Number of Shares	Value
Common Stocks – 95.1%
Advertising & Marketing – 0.6%
Interpublic Group of Cos. (The), Inc.	41,273	$1,059,065
Omnicom Group, Inc.(a)	114,399	8,582,213
Trade Desk (The), Inc., Class A(a)*	39,766	1,999,435
		11,640,713
Aerospace & Defense – 3.3%
Airbus S.E. ADR (France)(a)	88,433	5,429,786
Boeing (The) Co.*	49,828	10,016,425
Curtiss-Wright Corp.	957	570,114
General Dynamics Corp.	48,130	16,600,037
HEICO Corp.	579	183,989
Loar Holdings, Inc.(a)*	22,627	1,790,475
Lockheed Martin Corp.	11,374	5,594,643
Moog, Inc., Class A	530	108,570
Northrop Grumman Corp.	8,355	4,874,725
RTX Corp.	92,061	16,432,888
Textron, Inc.	4,878	394,191
		61,995,843
Apparel & Textile Products – 0.4%
Carter’s, Inc.	29,927	939,708
NIKE, Inc., Class B	94,490	6,103,109
		7,042,817
Asset Management – 3.1%
Ares Management Corp., Class A	6,158	915,756
Artisan Partners Asset Management, Inc., Class A(a)	35,162	1,535,173
Blackrock, Inc.	17,790	19,263,190
Blackstone, Inc.	12,974	1,902,507
Charles Schwab (The) Corp.	93,330	8,821,552
Cohen & Steers, Inc.	12,260	837,603
Federated Hermes, Inc.	21,848	1,059,191
Hamilton Lane, Inc., Class A	10,739	1,223,816
Janus Henderson Group PLC	29,898	1,302,357
KKR & Co., Inc.	66,208	7,834,393
LPL Financial Holdings, Inc.	6,583	2,483,832
Raymond James Financial, Inc.	25,994	4,124,468
Stifel Financial Corp.	837	99,126
T. Rowe Price Group, Inc.	61,161	6,270,837
Victory Capital Holdings, Inc., Class A(a)	1,365	84,999
		57,758,800
	Number of Shares	Value
Automotive – 0.7%
Aptiv PLC*	1,153	$93,508
Autoliv, Inc. (Sweden)	787	91,922
BorgWarner, Inc.	22,618	971,669
Gentherm, Inc.*	9,074	333,923
Lear Corp.	885	92,615
Tesla, Inc.*	23,010	10,505,446
XPEL, Inc.(a)*	26,857	915,824
		13,004,907
Banking – 2.8%
Bank of America Corp.	35,448	1,894,696
Bank OZK	53,459	2,405,120
Citigroup, Inc.	64,794	6,559,097
Fifth Third Bancorp	46,421	1,932,042
JP Morgan Chase & Co.	56,755	17,657,615
KeyCorp	111,822	1,966,949
PNC Financial Services Group (The), Inc.	32,532	5,938,717
Truist Financial Corp.	39,713	1,772,391
U.S. Bancorp	91,419	4,267,439
Wells Fargo & Co.	87,423	7,603,178
		51,997,244
Beverages – 1.6%
Brown-Forman Corp., Class B(a)	163,955	4,464,494
Coca-Cola (The) Co.	18,002	1,240,338
Coca-Cola Europacific Partners PLC (United Kingdom)	18,483	1,641,845
Constellation Brands, Inc., Class A	38,494	5,057,342
Diageo PLC (United Kingdom)	47,691	1,096,977
Monster Beverage Corp.*	66,942	4,473,734
PepsiCo, Inc.	87,655	12,805,519
		30,780,249
Biotechnology & Pharmaceuticals – 3.3%
AbbVie, Inc.	29,898	6,518,960
Amgen, Inc.	12,116	3,615,778
Biogen, Inc.*	18,779	2,897,036
Bristol-Myers Squibb Co.	50,527	2,327,779
Certara, Inc.(a)*	131,551	1,529,938
Eli Lilly & Co.	564	486,653
Innoviva, Inc.*	42,850	779,870
Johnson & Johnson	86,060	16,254,152
Merck & Co., Inc.	75,727	6,511,007
Moderna, Inc.(a)*	70,855	1,924,422
Pfizer, Inc.	325,874	8,032,794
Regeneron Pharmaceuticals, Inc.	3,916	2,552,449
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
United Therapeutics Corp.*	3,485	$1,552,324
Vertex Pharmaceuticals, Inc.*	14,300	6,085,651
		61,068,813
Cable & Satellite – 0.3%
Charter Communications, Inc., Class A(a)*	8,079	1,889,194
Comcast Corp., Class A	119,526	3,327,006
		5,216,200
Chemicals – 1.7%
Air Products and Chemicals, Inc.	13,926	3,378,308
Avery Dennison Corp.	2,752	481,297
Balchem Corp.	11,040	1,693,426
Cabot Corp.	5,882	396,917
CF Industries Holdings, Inc.	5,270	438,938
Dow, Inc.	88,465	2,109,890
DuPont de Nemours, Inc.	23,067	1,883,421
International Flavors & Fragrances, Inc.	62,432	3,931,343
Linde PLC	7,700	3,220,910
NewMarket Corp.	114	87,541
PPG Industries, Inc.	39,776	3,888,104
RPM International, Inc.	753	82,288
Sensient Technologies Corp.	5,078	478,805
Sherwin-Williams (The) Co.	22,721	7,837,382
Solstice Advanced Materials, Inc.*	11,641	524,682
WD-40 Co.	3,311	643,261
		31,076,513
Commercial Support Services – 0.4%
Casella Waste Systems, Inc., Class A*	35,801	3,170,895
H&R Block, Inc.(a)	16,692	830,260
Paychex, Inc.	29,283	3,426,989
Rollins, Inc.	10,500	604,905
		8,033,049
Construction Materials – 0.2%
CRH PLC	23,619	2,813,023
Eagle Materials, Inc.	1,825	387,484
Trex Co., Inc.*	28,883	1,395,626
		4,596,133
Consumer Services – 0.1%
PROG Holdings, Inc.	40,389	1,168,454
Containers & Packaging – 0.2%
Amcor PLC	387,723	3,063,012
	Number of Shares	Value
Containers & Packaging (Continued)
AptarGroup, Inc.	5,407	$627,266
Packaging Corp. of America	2,575	504,082
		4,194,360
Diversified Industrials – 2.0%
Dover Corp.	3,365	610,613
Emerson Electric Co.	84,386	11,777,754
Honeywell International, Inc.	69,198	13,931,633
Illinois Tool Works, Inc.	36,799	8,976,012
ITT, Inc.	2,955	546,882
Parker-Hannifin Corp.	2,000	1,545,660
		37,388,554
E-Commerce Discretionary – 2.4%
Amazon.com, Inc.*	176,204	43,032,541
eBay, Inc.	14,438	1,173,954
		44,206,495
Electric Utilities – 2.5%
American Electric Power Co., Inc.	15,439	1,856,694
Dominion Energy, Inc.(a)	111,755	6,558,901
Duke Energy Corp.	83,976	10,438,217
Edison International	74,241	4,111,466
Eversource Energy	55,311	4,082,505
Exelon Corp.	59,158	2,728,367
MGE Energy, Inc.	4,631	383,771
PG&E Corp.	273,176	4,359,889
Southern (The) Co.	73,484	6,910,435
Xcel Energy, Inc.	66,569	5,403,406
		46,833,651
Electrical Equipment – 2.7%
A.O. Smith Corp.	12,406	818,672
AAON, Inc.(a)	13,061	1,285,072
Acuity, Inc.	3,079	1,123,989
Allegion PLC	5,877	974,230
AMETEK, Inc.	4,912	992,764
Amphenol Corp., Class A	84,524	11,777,574
Atkore, Inc.	18,562	1,285,418
Camtek Ltd. (Israel)(a)*	20,515	2,540,167
Eaton Corp. PLC	32,548	12,419,015
Fortive Corp.	7,731	389,178
Hubbell, Inc.	894	420,180
Keysight Technologies, Inc.*	560	102,458
Lennox International, Inc.	297	149,985
Modine Manufacturing Co.(a)*	16,766	2,568,719
Novanta, Inc.(a)*	8,609	1,093,429
Otis Worldwide Corp.	31,597	2,930,938
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electrical Equipment (Continued)
Rockwell Automation, Inc.	12,013	$4,425,109
TE Connectivity PLC (Switzerland)	18,584	4,590,434
Trane Technologies PLC	2,649	1,188,474
		51,075,805
Engineering & Construction – 0.1%
Everus Construction Group, Inc.*	15,745	1,431,063
Frontdoor, Inc.*	7,884	523,734
		1,954,797
Entertainment Content – 1.1%
Fox Corp., Class A	104,223	6,738,017
Netflix, Inc.*	12,220	13,672,469
		20,410,486
Food – 1.3%
BellRing Brands, Inc.*	31,774	957,351
Campbell’s Company (The)	87,866	2,647,403
Flowers Foods, Inc.(a)	22,615	269,797
General Mills, Inc.	56,098	2,614,728
Hershey (The) Co.	4,442	753,496
Hormel Foods Corp.	28,323	611,494
Ingredion, Inc.	3,449	398,049
Kellanova	1,214	100,835
Kraft Heinz (The) Co.	80,560	1,992,249
McCormick & Co., Inc. (Non Voting)	8,571	549,915
Mondelez International, Inc., Class A	166,273	9,554,047
Nestle S.A.(b)	24,351	2,326,700
Tyson Foods, Inc., Class A	32,079	1,649,181
		24,425,245
Forestry, Paper & Wood Products – 0.1%
Boise Cascade Co.	10,147	715,262
Louisiana-Pacific Corp.	4,509	392,779
UFP Industries, Inc.	9,162	844,095
		1,952,136
Health Care Facilities & Services – 2.5%
Centene Corp.*	52,788	1,867,111
Chemed Corp.	863	372,212
Cigna Group (The)	35,398	8,651,625
Elevance Health, Inc.	10,703	3,394,992
Encompass Health Corp.	6,701	762,909
Ensign Group (The), Inc.	17,988	3,239,639
HealthEquity, Inc.*	39,367	3,723,331
Henry Schein, Inc.(a)*	8,787	555,338
Humana, Inc.	8,009	2,228,024
IQVIA Holdings, Inc.*	21,360	4,623,586
McKesson Corp.	15,130	12,275,574
	Number of Shares	Value
Health Care Facilities & Services (Continued)
Medpace Holdings, Inc.*	4,303	$2,516,868
UnitedHealth Group, Inc.	5,088	1,737,857
Universal Health Services, Inc., Class B	4,747	1,030,146
US Physical Therapy, Inc.	5,919	510,632
		47,489,844
Home & Office Products – 0.1%
Arhaus, Inc.(a)*	109,258	1,094,765
Home Construction – 0.3%
DR Horton, Inc.	4,012	598,109
Fortune Brands Innovations, Inc.	9,131	463,855
Masco Corp.	45,436	2,942,435
PulteGroup, Inc.	6,312	756,620
Tri Pointe Homes, Inc.*	32,793	1,044,457
		5,805,476
Household Products – 1.6%
Church & Dwight Co., Inc.	7,987	700,380
Clorox (The) Co.	33,116	3,724,225
Colgate-Palmolive Co.	50,416	3,884,553
Estee Lauder (The) Cos., Inc., Class A	41,447	4,007,510
Kenvue, Inc.	405,808	5,831,461
Kimberly-Clark Corp.	18,153	2,173,096
Prestige Consumer Healthcare, Inc.*	15,328	928,877
Procter & Gamble (The) Co.	44,947	6,758,680
Reckitt Benckiser Group PLC (United Kingdom)	32,450	2,482,071
		30,490,853
Industrial Intermediate Products – 0.4%
Enpro, Inc.	11,350	2,633,313
RBC Bearings, Inc.*	7,558	3,238,830
Standex International Corp.(a)	5,757	1,342,705
		7,214,848
Industrial Support Services – 1.0%
Fastenal Co.	177,551	7,306,224
MSC Industrial Direct Co., Inc., Class A	10,154	862,176
SiteOne Landscape Supply, Inc.*	16,074	2,085,923
W.W. Grainger, Inc.	9,094	8,903,026
		19,157,349
Institutional Financial Services – 1.4%
CME Group, Inc.	10,680	2,835,433
Houlihan Lokey, Inc.	464	83,093
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
Interactive Brokers Group, Inc., Class A	10,449	$735,192
Intercontinental Exchange, Inc.	4,661	681,858
Moelis & Co., Class A	29,019	1,837,773
Morgan Stanley	52,883	8,672,812
Nasdaq, Inc.	86,591	7,402,664
SEI Investments Co.	36,154	2,914,374
Tradeweb Markets, Inc., Class A	807	85,050
		25,248,249
Insurance – 2.7%
Aon PLC, Class A	18,692	6,367,990
Berkshire Hathaway, Inc., Class B*	11,927	5,695,620
Brown & Brown, Inc.	1,025	81,733
Chubb Ltd.	21,356	5,914,331
Goosehead Insurance, Inc., Class A(a)	11,877	815,594
Marsh & McLennan Cos., Inc.	64,835	11,550,355
Progressive (The) Corp.	55,893	11,513,958
RLI Corp.	15,339	904,388
Travelers (The) Cos., Inc.	24,526	6,588,174
		49,432,143
Internet Media & Services – 5.7%
Airbnb, Inc., Class A*	81,796	10,350,466
Alphabet, Inc., Class A	158,936	44,691,214
Meta Platforms, Inc., Class A	64,209	41,629,905
Uber Technologies, Inc.*	69,815	6,737,147
VeriSign, Inc.	5,672	1,360,146
Ziff Davis, Inc.(a)*	33,291	1,128,565
		105,897,443
IT Services – 1.1%
Accenture PLC, Class A	58,836	14,714,884
CDW Corp.	6,282	1,001,162
Cognizant Technology Solutions Corp., Class A	52,689	3,839,974
Genpact Ltd.	4,986	190,216
ICF International, Inc.	18,269	1,466,635
		21,212,871
Leisure Facilities & Services – 0.7%
Chipotle Mexican Grill, Inc.*	92,700	2,937,663
Choice Hotels International, Inc.(a)	3,257	302,771
Domino’s Pizza, Inc.	934	372,161
Marriott International, Inc., Class A	19,429	5,062,809
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Starbucks Corp.	49,175	$3,976,782
Wingstop, Inc.(a)	4,408	954,905
		13,607,091
Leisure Products – 0.0%(c)
Thor Industries, Inc.	875	91,306
Machinery – 1.0%
Caterpillar, Inc.	4,136	2,387,547
CNH Industrial N.V.	290,748	3,049,946
CSW Industrials, Inc.(a)	4,898	1,226,557
Donaldson Co., Inc.	9,600	808,800
Federal Signal Corp.	21,706	2,561,959
Graco, Inc.	11,588	947,551
IDEX Corp.	17,472	2,995,749
Kadant, Inc.(a)	6,045	1,672,410
Middleby (The) Corp.*	3,822	474,807
Nordson Corp.	3,604	835,948
Snap-on, Inc.	2,800	939,540
Toro (The) Co.	7,809	583,567
		18,484,381
Medical Equipment & Devices – 4.4%
Abbott Laboratories	43,394	5,364,366
Agilent Technologies, Inc.	16,490	2,413,476
Align Technology, Inc.*	13,237	1,825,118
Baxter International, Inc.	172,587	3,187,682
Becton Dickinson & Co.	17,212	3,075,957
Danaher Corp.	25,845	5,566,496
Edwards Lifesciences Corp.*	23,061	1,901,379
GE HealthCare Technologies, Inc.	49,617	3,718,794
Illumina, Inc.*	29,893	3,692,981
Intuitive Surgical, Inc.*	29,401	15,708,366
Medtronic PLC	44,818	4,064,993
Mettler-Toledo International, Inc.*	634	897,928
ResMed, Inc.	782	193,060
Stryker Corp.	26,050	9,280,052
Teleflex, Inc.	7,994	995,013
Thermo Fisher Scientific, Inc.	23,704	13,449,413
Waters Corp.*	12,907	4,512,287
Zimmer Biomet Holdings, Inc.(a)	17,255	1,735,163
		81,582,524
Oil & Gas Supply Chain – 2.4%
Chevron Corp.	44,305	6,987,785
ConocoPhillips	94,485	8,395,937
Devon Energy Corp.	57,027	1,852,807
Diamondback Energy, Inc.	7,695	1,101,847
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
EOG Resources, Inc.	26,348	$2,788,672
Exxon Mobil Corp.	130,722	14,949,368
Occidental Petroleum Corp.	47,927	1,974,593
ONEOK, Inc.	31,620	2,118,540
Texas Pacific Land Corp.	3,958	3,733,898
Viper Energy, Inc., Class A	24,345	914,398
		44,817,845
Oil, Gas Services & Equipment – 0.2%
Halliburton Co.	84,963	2,280,407
SLB Ltd.	49,931	1,800,512
		4,080,919
Publishing & Broadcasting – 0.0%(c)
New York Times (The) Co., Class A	1,650	94,034
Real Estate Investment Trusts – 1.8%
AvalonBay Communities, Inc.	17,589	3,059,079
Crown Castle, Inc.	43,914	3,961,921
EastGroup Properties, Inc.	666	116,237
Equinix, Inc.	5,978	5,057,448
Healthpeak Properties, Inc.	285,545	5,125,533
Prologis, Inc.	68,897	8,549,429
Public Storage	5,240	1,459,654
Realty Income Corp.	62,049	3,597,601
SBA Communications Corp.	9,344	1,789,189
		32,716,091
Retail - Consumer Staples – 0.7%
Costco Wholesale Corp.	1,118	1,019,001
Dollar General Corp.	916	90,373
Five Below, Inc.*	9,976	1,568,925
Ollie’s Bargain Outlet Holdings, Inc.(a)*	20,388	2,463,074
PriceSmart, Inc.(a)	1,406	161,606
Target Corp.	19,657	1,822,597
Walmart, Inc.	54,792	5,543,855
		12,669,431
Retail - Discretionary – 1.7%
AutoZone, Inc.*	525	1,929,076
Best Buy Co., Inc.	13,554	1,113,326
Floor & Decor Holdings, Inc., Class A(a)*	15,464	966,191
Freshpet, Inc.*	16,959	834,552
Genuine Parts Co.	2,234	284,411
Home Depot (The), Inc.	19,965	7,578,514
La-Z-Boy, Inc.(a)	31,792	1,007,807
Lowe’s Cos., Inc.	28,901	6,882,195
Lululemon Athletica, Inc.*	13,424	2,289,329
O’Reilly Automotive, Inc.*	52,084	4,918,813
	Number of Shares	Value
Retail - Discretionary (Continued)
Tractor Supply Co.	14,365	$777,290
Valvoline, Inc.(a)*	53,735	1,773,792
Winmark Corp.	2,025	816,419
		31,171,715
Semiconductors – 10.9%
Analog Devices, Inc.	30,032	7,031,392
Applied Materials, Inc.	40,678	9,482,042
ASML Holding N.V. ADR (Netherlands)(b)	6,391	6,769,539
Axcelis Technologies, Inc.*	10,027	797,748
Broadcom, Inc.	33,295	12,306,831
Cirrus Logic, Inc.*	5,972	792,186
KLA Corp.	10,952	13,238,121
Lam Research Corp.	44,365	6,985,713
Marvell Technology, Inc.	83,524	7,829,540
Monolithic Power Systems, Inc.	508	510,540
Nova Ltd. (Israel)*	8,463	2,916,688
NVIDIA Corp.	470,679	95,307,791
NXP Semiconductors N.V. (Netherlands)	37,031	7,743,923
ON Semiconductor Corp.*	57,018	2,855,461
Photronics, Inc.*	71,846	1,717,119
QUALCOMM, Inc.	33,843	6,122,199
Skyworks Solutions, Inc.	42,362	3,292,375
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	22,876	6,872,637
Teradyne, Inc.	8,332	1,514,424
Texas Instruments, Inc.	52,462	8,470,514
		202,556,783
Software – 9.9%
ACV Auctions, Inc., Class A*	67,803	614,973
Adobe, Inc.*	13,381	4,553,688
Akamai Technologies, Inc.*	2,038	153,054
Atlassian Corp., Class A*	17,696	2,998,056
CCC Intelligent Solutions Holdings, Inc.(a)*	188,140	1,640,581
Check Point Software Technologies Ltd. (Israel)*	31,242	6,113,435
Clearwater Analytics Holdings, Inc., Class A(a)*	48,487	892,646
Datadog, Inc., Class A*	14,100	2,295,621
Fortinet, Inc.*	5,269	455,400
Global-e Online Ltd. (Israel)*	26,304	958,255
Guidewire Software, Inc.*	8,496	1,985,005
Intuit, Inc.	13,403	8,947,173
Manhattan Associates, Inc.*	7,561	1,376,631
Microsoft Corp.	164,816	85,343,373
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Software (Continued)
Oracle Corp.	70,973	$18,638,219
Palo Alto Networks, Inc.*	57,256	12,610,061
Procore Technologies, Inc.*	43,351	3,200,171
Q2 Holdings, Inc.(a)*	18,138	1,120,203
Roper Technologies, Inc.	8,456	3,772,644
Salesforce, Inc.	40,977	10,670,821
ServiceNow, Inc.*	6,095	5,603,012
Synopsys, Inc.*	12,754	5,788,020
Tyler Technologies, Inc.*	174	82,869
Vertex, Inc., Class A*	34,240	784,096
Workday, Inc., Class A*	11,905	2,856,248
		183,454,255
Specialty Finance – 6.3%
American Express Co.	55,284	19,942,597
Broadridge Financial Solutions, Inc.	2,902	639,601
Equifax, Inc.	26,525	5,599,428
FactSet Research Systems, Inc.	3,065	817,742
Fair Isaac Corp.*	2,161	3,586,244
Fidelity National Information Services, Inc.	26,569	1,661,094
Fiserv, Inc.*	13,257	884,109
Global Payments, Inc.	31,132	2,420,824
Jack Henry & Associates, Inc.	9,360	1,394,078
MarketAxess Holdings, Inc.	4,308	689,539
Mastercard, Inc., Class A	23,790	13,131,842
Moody’s Corp.	18,580	8,923,974
Paymentus Holdings, Inc., Class A(a)*	52,396	1,498,526
PayPal Holdings, Inc.*	113,968	7,894,563
S&P Global, Inc.	17,787	8,666,004
Shift4 Payments, Inc., Class A(a)*	37,554	2,594,981
TransUnion	33,995	2,759,714
Verisk Analytics, Inc.	3,273	716,002
Visa, Inc., Class A	98,948	33,715,542
		117,536,404
Steel – 0.1%
Steel Dynamics, Inc.	6,955	1,090,544
Technology Hardware – 5.2%
Apple, Inc.	300,580	81,267,815
Arista Networks, Inc.*	50,151	7,908,311
CTS Corp.	2,316	96,137
Fabrinet (Thailand)*	7,119	3,136,418
HP, Inc.	75,238	2,081,836
NetApp, Inc.	4,281	504,216
	Number of Shares	Value
Technology Hardware (Continued)
Plexus Corp.*	4,089	$572,051
Ubiquiti, Inc.	696	547,877
		96,114,661
Telecommunications – 0.2%
Verizon Communications, Inc.	100,525	3,994,863
Tobacco & Cannabis – 0.4%
Altria Group, Inc.	61,207	3,450,851
Philip Morris International, Inc.	33,110	4,778,766
		8,229,617
Transportation & Logistics – 1.1%
Canadian National Railway Co. (Canada)	14,673	1,407,287
CSX Corp.	58,650	2,112,573
JB Hunt Transport Services, Inc.	1,009	170,380
Old Dominion Freight Line, Inc.	1,273	178,755
Saia, Inc.*	4,555	1,332,338
Union Pacific Corp.	63,677	14,032,500
United Parcel Service, Inc., Class B	21,252	2,049,118
		21,282,951
Transportation Equipment – 0.3%
Allison Transmission Holdings, Inc.	11,974	988,454
PACCAR, Inc.	41,964	4,129,257
		5,117,711
Wholesale - Discretionary – 0.1%
G-III Apparel Group Ltd.*	30,142	809,312
Pool Corp.	4,513	1,205,242
		2,014,554
Total Common Stocks (Cost $1,455,705,633)		1,771,572,785

Master Limited Partnerships – 0.1%
Oil & Gas Supply Chain – 0.1%
Enterprise Products Partners L.P.	36,838	1,134,242
Total Master Limited Partnership (Cost $980,524)		1,134,242

Investment Companies – 3.8%
State Street SPDR Portfolio S&P 600 Small Cap ETF(a)	768,969	35,311,057
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value

State Street SPDR S&P 600 Small Cap Value ETF(a)	400,624	$35,391,124
Total Investment Companies (Cost $71,152,421)		70,702,181

	Par(d)/Number of Shares
Short-Term Investments – 1.3%
Money Market Funds – 1.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.91%(e)	13,127,843	13,127,843
Northern Institutional Funds - Liquid Assets Portfolio, 4.21%(e)(f)	5,601,339	5,601,339
		18,729,182
	Par(d)/Number of Shares	Value
U.S. Government Agencies – 0.3%(g)
Federal Home Loan Bank Discount Notes, 0.00%, 11/3/25(h)	$5,908,000	$5,906,099
Total Short-Term Investments (Cost $24,635,954)		24,635,281
Total Investments – 100.3% (Cost $1,552,474,532)		1,868,044,489
Liabilities less Other Assets – (0.3)%		(6,324,924)
NET ASSETS – 100.0%		$1,861,719,565

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. (See Note 6.)
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Amount rounds to less than 0.05%.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of October 31, 2025 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
S&P	Standards & Poor’s
SPDR	Standard & Poor’s Depositary Receipt
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,765,667,037	$5,905,748	$—	$1,771,572,785
Master Limited Partnerships	1,134,242	—	—	1,134,242
Investment Companies	70,702,181	—	—	70,702,181
Short-Term Investments	18,729,182	5,906,099	—	24,635,281
Total Investments	$1,856,232,642	$11,811,847	$—	$1,868,044,489
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments
Morningstar International Equity Fund

	Number of Shares	Value
Common Stocks – 96.8%
Advertising & Marketing – 0.4%
Publicis Groupe S.A. (France)	38,257	$3,834,465
Aerospace & Defense – 1.9%
Airbus S.E. (France)	10,828	2,669,873
BAE Systems PLC (United Kingdom)	180,277	4,440,852
Melrose Industries PLC (United Kingdom)	149,010	1,227,553
Safran S.A. (France)	14,586	5,182,676
Singapore Technologies Engineering Ltd. (Singapore)(a)	630,660	4,108,788
Thales S.A. (France)	5,172	1,474,811
Thyssenkrupp A.G. Marine Systems Segment (Germany)*	5,460	514,491
		19,619,044
Apparel & Textile Products – 2.0%
adidas A.G. (Germany)	19,040	3,600,128
Bosideng International Holdings Ltd. (China)	46,000	28,148
Cie Financiere Richemont S.A., Class A (Switzerland)(b)	18,173	3,594,723
Eclat Textile Co. Ltd. (Taiwan)	109,801	1,459,313
Kering S.A. (France)	12,015	4,266,732
LVMH Moet Hennessy Louis Vuitton S.E. (France)	10,027	7,087,317
		20,036,361
Asset Management – 2.1%
3i Group PLC (United Kingdom)	66,075	3,823,802
Azimut Holding S.p.A. (Italy)	96,437	3,774,235
Julius Baer Group Ltd. (Switzerland)	16,635	1,123,005
Netwealth Group Ltd. (Australia)	42,307	851,553
Sanlam Ltd. (South Africa)	266,371	1,397,651
Schroders PLC (United Kingdom)	1,543,545	7,702,485
UBS Group A.G. (Switzerland)(b)	29,854	1,142,373
VZ Holding A.G. (Switzerland)	6,730	1,314,693
XTB S.A. (Poland)(c)	27,922	526,858
		21,656,655
Automotive – 2.9%
Aumovio S.E. (Germany)*	18,431	792,420
	Number of Shares	Value
Automotive (Continued)
Bayerische Motoren Werke A.G. (Germany)	44,147	$4,116,481
Cie Generale des Etablissements Michelin S.C.A. (France)	64,832	2,071,086
Contemporary Amperex Technology Co. Ltd., Class A (China)	115,400	6,300,469
Continental A.G. (Germany)	49,955	3,817,157
Huayu Automotive Systems Co. Ltd., Class A (China)	321,600	922,251
Hyundai Mobis Co. Ltd. (South Korea)	4,520	999,541
Kia Corp. (South Korea)	26,115	2,190,490
Koito Manufacturing Co. Ltd. (Japan)	26,100	388,635
Magna International, Inc. (Canada)	25,922	1,224,621
Mercedes-Benz Group A.G. (Germany)	19,891	1,290,619
NGK Insulators Ltd. (Japan)	67,300	1,135,456
Nifco, Inc. (Japan)	53,700	1,556,202
Toyota Motor Corp. (Japan)	123,673	2,521,338
		29,326,766
Banking – 9.4%
ANZ Group Holdings Ltd. (Australia)	55,539	1,330,254
Axis Bank Ltd. (India)	185,546	2,574,916
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	321,999	6,487,020
Banco do Brasil S.A. (Brazil)	447,400	1,826,207
Bank Mandiri Persero Tbk PT (Indonesia)	19,007,300	5,385,028
Bank of Montreal (Canada)	9,571	1,188,945
BNP Paribas S.A. (France)	92,105	7,134,271
China Construction Bank Corp., Class H (China)	2,794,000	2,766,176
China Merchants Bank Co. Ltd., Class H (China)	275,613	1,727,690
Commercial International Bank - Egypt (CIB) GDR (Egypt)(b)	481,667	1,026,921
Credicorp Ltd. (Peru)	16,504	4,307,544
DBS Group Holdings Ltd. (Singapore)	171,787	7,112,418
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	647,048	6,074,314
HDFC Bank Ltd. (India)	171,233	1,903,914
HDFC Bank Ltd. ADR (India)	197,089	7,138,564
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
HSBC Holdings PLC (United Kingdom)	132,589	$1,856,174
ICICI Bank Ltd. (India)	77,621	1,176,163
ING Groep N.V. (Netherlands)	48,656	1,214,925
Intesa Sanpaolo S.p.A. (Italy)	225,209	1,451,550
Kasikornbank PCL (Thailand)(b)	190,900	1,101,062
KB Financial Group, Inc. (South Korea)	56,910	4,645,767
National Bank of Greece S.A. (Greece)	114,184	1,678,336
Nedbank Group Ltd. (South Africa)	104,444	1,422,667
Nordea Bank Abp (Finland)	113,787	1,946,533
OTP Bank Nyrt. (Hungary)	22,515	2,149,179
Sberbank of Russia PJSC (Russia)(d)*	405,212	—
Shinhan Financial Group Co. Ltd. (South Korea)	40,196	2,064,568
Skandinaviska Enskilda Banken AB, Class A (Sweden)	228,271	4,357,597
Standard Bank Group Ltd. (South Africa)	110,725	1,628,195
Sumitomo Mitsui Financial Group, Inc. (Japan)	87,388	2,365,926
Sumitomo Mitsui Trust Group, Inc. (Japan)	62,849	1,726,246
Svenska Handelsbanken AB, Class A (Sweden)	94,219	1,229,495
Toronto-Dominion Bank (The) (Canada)	23,709	1,946,689
United Overseas Bank Ltd. (Singapore)	65,765	1,749,183
Woori Financial Group, Inc. (South Korea)	66,317	1,180,555
		94,874,992
Beverages – 3.6%
Ambev S.A. (Brazil)	2,407,709	5,706,055
Anheuser-Busch InBev S.A./N.V. (Belgium)	38,886	2,371,161
Asahi Group Holdings Ltd. (Japan)	203,900	2,198,413
Diageo PLC (United Kingdom)	302,552	6,959,228
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	268,845	2,532,817
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	72,781	6,867,615
	Number of Shares	Value
Beverages (Continued)
Jiangsu Yanghe Distillery Co. Ltd., Class A (China)	85,600	$850,740
Kweichow Moutai Co. Ltd., Class A (China)	7,900	1,586,800
Pernod Ricard S.A. (France)	63,844	6,252,919
Tingyi Cayman Islands Holding Corp. (China)	822,000	1,127,808
		36,453,556
Biotechnology & Pharmaceuticals – 5.0%
AstraZeneca PLC ADR (United Kingdom)	20,800	1,713,920
Bayer A.G. (Germany)(b)	129,621	4,031,795
China Medical System Holdings Ltd. (China)	562,000	969,231
Chugai Pharmaceutical Co. Ltd. (Japan)	105,800	4,842,227
Consun Pharmaceutical Group Ltd. (China)	432,292	836,197
CSL Ltd.	8,862	1,032,745
CSPC Pharmaceutical Group Ltd. (China)	528,166	520,240
Daiichi Sankyo Co. Ltd. (Japan)	101,300	2,419,867
Genmab A/S (Denmark)*	10,114	2,884,795
GSK PLC	331,508	7,761,748
Hansoh Pharmaceutical Group Co. Ltd. (China)(c)	116,351	534,133
Kalbe Farma Tbk PT (Indonesia)	5,252,900	402,906
Kobayashi Pharmaceutical Co. Ltd. (Japan)(a)	29,600	984,203
Merck KGaA (Germany)	9,614	1,259,373
Nippon Shinyaku Co. Ltd. (Japan)	67,000	1,401,880
Novartis A.G.(b)	23,635	2,925,107
Novo Nordisk A/S, Class B (Denmark)	117,892	5,804,025
Roche Holding A.G. (Genusschein)	25,995	8,420,312
Shionogi & Co. Ltd. (Japan)	135,800	2,277,720
		51,022,424
Chemicals – 2.1%
Air Liquide S.A. (France)	13,362	2,586,067
Akzo Nobel N.V. (Netherlands)	56,714	3,747,954
Brenntag S.E. (Germany)	45,425	2,522,848
Croda International PLC (United Kingdom)	53,299	2,023,289
DSM-Firmenich A.G. (Switzerland)	12,768	1,040,707
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals (Continued)
EMS-Chemie Holding A.G. (Switzerland)(b)	3,340	$2,287,668
IMCD N.V. (Netherlands)	4,500	466,307
Linde PLC	2,041	853,750
Novonesis Novozymes B (Denmark)	27,144	1,622,115
Symrise A.G. (Germany)	34,420	2,846,500
UPL Ltd. (India)	163,564	1,326,543
		21,323,748
Commercial Support Services – 2.6%
Bidvest Group Ltd. (South Africa)	94,011	1,219,933
Bureau Veritas S.A. (France)	58,481	1,921,829
Compass Group PLC (United Kingdom)	72,163	2,388,584
Eurofins Scientific S.E. (Luxembourg)	27,083	1,910,151
Intertek Group PLC (United Kingdom)	63,332	4,218,425
RELX PLC (United Kingdom)	26,336	1,163,957
Rentokil Initial PLC (United Kingdom)	469,460	2,620,269
S-1 Corp. (South Korea)	29,634	1,558,308
Secom Co. Ltd. (Japan)	129,400	4,374,343
SGS S.A. (Switzerland)(b)	16,463	1,856,530
Taiwan Secom Co. Ltd. (Taiwan)	453,201	1,590,107
Wolters Kluwer N.V. (Netherlands)	9,681	1,186,751
		26,009,187
Construction Materials – 0.3%
Anhui Conch Cement Co. Ltd., Class H (China)	393,500	1,173,206
Cemex S.A.B. de C.V. ADR (Mexico)	69,062	700,979
James Hardie Industries PLC CDI(a)*	61,225	1,289,444
		3,163,629
Consumer Services – 0.1%
Humansoft Holding Co. K.S.C. (Kuwait)	78,659	634,401
Containers & Packaging – 0.1%
Winpak Ltd. (Canada)(a)	36,205	1,110,505
Diversified Industrials – 0.5%
Alfa Laval AB (Sweden)	96,750	4,598,305
	Number of Shares	Value
E-Commerce Discretionary – 1.9%
Alibaba Group Holding Ltd. (China)	433,102	$9,215,869
JD.com, Inc., Class A (China)	145,541	2,402,880
MercadoLibre, Inc. (Brazil)*	1,813	4,219,323
Pilot Corp. (Japan)(a)	47,800	1,443,371
Sea Ltd. ADR (Singapore)*	12,876	2,011,875
		19,293,318
Electric Utilities – 0.4%
Engie Brasil Energia S.A. (Brazil)	110,400	818,773
RWE A.G. (Germany)	28,930	1,424,240
SSE PLC (United Kingdom)	54,468	1,372,202
		3,615,215
Electrical Equipment – 1.9%
Assa Abloy AB, Class B (Sweden)	80,954	3,050,716
Daikin Industries Ltd. (Japan)	14,784	1,717,606
Hexagon AB, Class B (Sweden)	166,909	2,034,557
Keli Sensing Technology Ningbo Co. Ltd., Class A (China)	26,200	250,962
Kone OYJ, Class B (Finland)	57,377	3,833,535
Legrand S.A. (France)	23,081	3,985,805
Nohmi Bosai Ltd. (Japan)(a)	28,800	708,127
Schneider Electric S.E.	14,250	4,060,252
		19,641,560
Engineering & Construction – 0.6%
Cellnex Telecom S.A. (Spain)(c)*	34,180	1,064,083
COMSYS Holdings Corp. (Japan)(a)	13,700	345,480
Indus Towers Ltd. (India)*	456,974	1,872,643
Spirax Group PLC (United Kingdom)	5,975	557,305
Sumitomo Densetsu Co. Ltd. (Japan)	10,900	685,929
Takuma Co. Ltd. (Japan)	81,600	1,251,521
		5,776,961
Entertainment Content – 0.8%
NetEase, Inc. (China)	139,370	3,910,825
NetEase, Inc. ADR (China)	21,279	2,981,188
Universal Music Group N.V. (Netherlands)	42,030	1,127,328
		8,019,341
Food – 1.8%
AVI Ltd. (South Africa)	241,856	1,346,163
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Food (Continued)
Cheng De Lolo Co. Ltd., Class A (China)	570,451	$739,020
Danone S.A. (France)	22,275	1,967,253
Kerry Group PLC, Class A (Ireland)	18,425	1,680,780
MEIJI Holdings Co. Ltd. (Japan)	56,253	1,082,868
Nestle S.A.(b)	94,363	9,016,239
Orion Corp. (South Korea)	9,093	633,191
Universal Robina Corp. (Philippines)	194,030	240,484
Want Want China Holdings Ltd. (China)	2,339,839	1,512,067
		18,218,065
Forestry, Paper & Wood Products – 0.1%
Suzano S.A. (Brazil)*	87,400	792,618
Gas & Water Utilities – 0.3%
ENN Natural Gas Co. Ltd., Class A (China)	421,076	1,153,827
Kunlun Energy Co. Ltd. (China)	282,227	259,419
Veolia Environnement S.A. (France)	35,555	1,174,991
		2,588,237
Health Care Facilities & Services – 1.0%
Fresenius Medical Care A.G. (Germany)	30,038	1,612,659
Fresenius S.E. & Co. KGaA (Germany)	40,861	2,351,264
Life Healthcare Group Holdings Ltd. (South Africa)	1,097,759	751,573
Ramsay Health Care Ltd. (Australia)(a)	54,689	1,147,376
Rede D’Or Sao Luiz S.A. (Brazil)(c)*	160,800	1,290,596
Ship Healthcare Holdings, Inc. (Japan)	23,900	357,531
Sinopharm Group Co. Ltd., Class H (China)	631,923	1,575,110
Sonic Healthcare Ltd. (Australia)	81,242	1,124,439
		10,210,548
Home & Office Products – 0.8%
Coway Co. Ltd. (South Korea)	22,372	1,398,917
Haier Smart Home Co. Ltd., Class A (China)	705,000	2,654,677
Midea Group Co. Ltd., Class A (China)	140,100	1,502,784
	Number of Shares	Value
Home & Office Products (Continued)
Midea Group Co. Ltd., Class H (China)	108,695	$1,174,915
Nien Made Enterprise Co. Ltd. (Taiwan)	36,753	440,295
Rinnai Corp. (Japan)	36,400	825,031
		7,996,619
Home Construction – 0.7%
Geberit A.G. (Switzerland)(b)	4,190	3,062,991
Persimmon PLC (United Kingdom)(a)	82,127	1,305,255
Sekisui Chemical Co. Ltd. (Japan)	141,900	2,458,317
Taylor Wimpey PLC (United Kingdom)	295,320	408,499
		7,235,062
Household Products – 2.2%
Haleon PLC	944,519	4,392,233
Hengan International Group Co. Ltd. (China)	269,000	942,116
Kimberly-Clark de Mexico S.A.B. de C.V., Class A (Mexico)	491,807	953,251
L’Oreal S.A. (France)	11,119	4,640,086
Reckitt Benckiser Group PLC (United Kingdom)	86,922	6,648,585
Unicharm Corp. (Japan)	473,180	2,927,630
Unilever PLC (United Kingdom)	10,789	647,387
Unilever PLC (London Exchange) (United Kingdom)	17,837	1,080,146
		22,231,434
Industrial Intermediate Products – 0.6%
SKF AB, Class B (Sweden)	234,245	6,004,175
Industrial Support Services – 0.5%
Ashtead Group PLC (United Kingdom)	76,213	5,090,636
Institutional Financial Services – 2.3%
ASX Ltd. (Australia)(a)	138,052	5,093,690
Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	966,262	1,842,183
Bursa Malaysia Bhd. (Malaysia)	1,040,600	2,035,352
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	97,364	5,306,620
Japan Exchange Group, Inc. (Japan)	479,400	5,345,868
London Stock Exchange Group PLC (United Kingdom)	15,353	1,913,389
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
Nihon M&A Center Holdings, Inc. (Japan)	102,700	$483,696
Singapore Exchange Ltd. (Singapore)	85,300	1,106,815
		23,127,613
Insurance – 3.8%
AIA Group Ltd. (Hong Kong)	961,591	9,356,989
Allianz S.E. (Germany)(b)	17,782	7,145,552
ASR Nederland N.V. (Netherlands)	32,025	2,137,305
BB Seguridade Participacoes S.A. (Brazil)	299,000	1,834,032
Dai-ichi Life Holdings, Inc. (Japan)	218,115	1,530,949
Manulife Financial Corp. (Canada)	136,492	4,417,220
MS&AD Insurance Group Holdings, Inc. (Japan)	51,305	1,057,625
Ping An Insurance Group Co. of China Ltd., Class H (China)	945,248	6,828,785
Prudential PLC (Hong Kong)	253,701	3,528,497
Sony Financial Group, Inc. (Japan)*	192,300	193,910
		38,030,864
Internet Media & Services – 2.9%
Auto Trader Group PLC (United Kingdom)(c)	100,620	1,032,270
Baidu, Inc., Class A (China)*	177,382	2,684,896
Guangdong South New Media Co. Ltd., Class A (China)	256,800	1,742,563
Kakaku.com, Inc. (Japan)	33,100	588,436
M3, Inc. (Japan)(a)	154,700	2,168,099
NAVER Corp. (South Korea)	33,925	6,358,093
Prosus N.V. (China)*	31,174	2,154,698
REA Group Ltd. (Australia)(a)	3,961	551,914
Rightmove PLC (United Kingdom)	339,600	2,981,844
Tencent Holdings Ltd. (China)	108,415	8,806,308
		29,069,121
IT Services – 1.8%
Capgemini S.E. (France)	33,038	5,082,746
CGI, Inc. (Canada)	9,933	864,441
Fujitsu Ltd. (Japan)	66,000	1,719,990
Infosys Ltd. (India)	141,799	2,362,668
Infosys Ltd. ADR (India)(a)	102,840	1,704,059
	Number of Shares	Value
IT Services (Continued)
Otsuka Corp. (Japan)	51,600	$1,020,136
Samsung SDS Co. Ltd. (South Korea)	4,488	575,657
Tata Consultancy Services Ltd. (India)	155,944	5,367,080
		18,696,777
Leisure Facilities & Services – 0.9%
Accor S.A. (France)	43,817	2,229,097
Arcos Dorados Holdings, Inc., Class A (Brazil)	91,125	653,367
Flutter Entertainment PLC (United Kingdom)*	7,173	1,668,368
OPAP S.A. (Greece)	61,271	1,267,701
Yum China Holdings, Inc. (China)	74,193	3,195,115
		9,013,648
Leisure Products – 0.3%
BRP, Inc.	11,653	730,976
Fusheng Precision Co. Ltd. (Taiwan)	91,736	721,526
Shimano, Inc. (Japan)	11,166	1,169,816
		2,622,318
Machinery – 3.6%
Atlas Copco AB, Class A (Sweden)	390,025	6,535,284
CNH Industrial N.V.	310,588	3,258,068
Daifuku Co. Ltd. (Japan)	86,400	2,754,156
Epiroc AB, Class A (Sweden)	308,893	6,513,306
FANUC Corp. (Japan)	78,947	2,634,576
Haitian International Holdings Ltd. (China)	95,452	260,826
Keyence Corp. (Japan)	5,100	1,892,787
Komatsu Ltd. (Japan)	29,400	983,459
Kubota Corp. (Japan)	196,468	2,543,704
Omron Corp. (Japan)(a)	55,708	1,553,404
Sandvik AB (Sweden)	22,490	680,086
SMC Corp. (Japan)	7,900	2,704,348
Techtronic Industries Co. Ltd. (Hong Kong)	197,500	2,303,643
Yaskawa Electric Corp. (Japan)(a)	59,339	1,627,568
		36,245,215
Medical Equipment & Devices – 2.3%
Alcon A.G.(a)	15,448	1,151,417
Alcon A.G.(a)	39,807	2,941,339
Coloplast A/S, Class B (Denmark)	49,865	4,510,012
Hoya Corp. (Japan)	12,838	2,085,303
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Koninklijke Philips N.V. (Netherlands)	85,274	$2,336,098
Olympus Corp. (Japan)	98,969	1,218,009
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	50,100	1,512,512
Siemens Healthineers A.G. (Germany)(c)	72,533	4,065,473
Sonova Holding A.G. (Switzerland)(b)	6,616	1,804,648
Sysmex Corp. (Japan)	195,700	2,181,578
		23,806,389
Metals & Mining – 3.2%
China Shenhua Energy Co. Ltd., Class H (China)	508,959	2,650,243
Exxaro Resources Ltd. (South Africa)	24,987	254,878
Fortescue Ltd. (Australia)	162,318	2,257,394
Glencore PLC (Australia)*	1,298,944	6,222,682
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	111,000	957,796
Indo Tambangraya Megah Tbk PT (Indonesia)	446,400	630,409
Kinetic Development Group Ltd. (China)	1,723,937	323,996
Kumba Iron Ore Ltd. (South Africa)	181,339	3,611,091
Rio Tinto PLC (Australia)	93,567	6,745,249
Shougang Fushan Resources Group Ltd. (China)	6,149,464	2,412,792
United Tractors Tbk PT (Indonesia)	497,500	804,397
Vale S.A. (Brazil)	337,616	4,079,669
Vale S.A. ADR (Brazil)	124,950	1,510,645
		32,461,241
Oil & Gas Supply Chain – 3.3%
Beach Energy Ltd. (Australia)	328,773	267,140
Eni S.p.A. (Italy)	69,290	1,277,672
Gazprom PJSC (Russia)(d)*	421,794	—
Gaztransport Et Technigaz S.A. (France)	855	169,316
LUKOIL PJSC (Russia)(d)*	13,736	—
MOL Hungarian Oil & Gas PLC (Hungary)	127,079	1,117,891
Parex Resources, Inc. (Canada)	321,789	4,115,999
Petroleo Brasileiro S.A. - Petrobras ADR (Brazil)	243,563	2,835,073
Petronas Gas Bhd. (Malaysia)	512,200	2,262,584
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
PRIO S.A. (Brazil)*	134,300	$895,674
PTT Exploration & Production PCL (Thailand)(b)	188,100	623,976
Rosneft Oil Co. PJSC (Russia)(d)*	210,931	—
Shell PLC	301,831	11,315,472
TotalEnergies S.E. (France)	74,221	4,633,991
United Energy Group Ltd. (Hong Kong)	11,633,252	742,246
Vibra Energia S.A. (Brazil)	355,900	1,575,765
Woodside Energy Group Ltd. (Australia)	72,752	1,178,979
		33,011,778
Oil, Gas Services & Equipment – 0.1%
SLB Ltd.	38,808	1,399,416
Publishing & Broadcasting – 0.1%
Metropole Television S.A. (France)	78,228	1,079,260
Real Estate Investment Trusts – 0.3%
Big Yellow Group PLC (United Kingdom)	137,569	2,012,208
Shurgard Self Storage Ltd. (Belgium)	32,865	1,203,085
		3,215,293
Real Estate Owners & Developers – 0.4%
Emaar Development PJSC (United Arab Emirates)	676,238	2,746,920
Mitsubishi Estate Co. Ltd. (Japan)	47,900	1,015,091
		3,762,011
Real Estate Services – 0.2%
Country Garden Services Holdings Co. Ltd. (China)	3,169,160	2,519,906
Retail - Consumer Staples – 1.0%
Alimentation Couche-Tard, Inc. (Canada)	54,418	2,765,616
BIM Birlesik Magazalar A.S. (Turkey)	86,840	1,112,073
DaShenLin Pharmaceutical Group Co. Ltd., Class A (China)	388,339	996,447
Koninklijke Ahold Delhaize N.V. (Netherlands)	29,838	1,221,287
Sundrug Co. Ltd. (Japan)	31,100	839,504
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	855,125	2,830,702
		9,765,629
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail - Discretionary – 0.9%
Astra International Tbk PT (Indonesia)	3,269,500	$1,208,942
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A (China)	917,247	1,461,956
JUMBO S.A. (Greece)	7,175	227,763
Moncler S.p.A. (Italy)	5,822	349,258
Mr Price Group Ltd. (South Africa)	70,537	842,765
Pandora A/S (Denmark)	10,862	1,453,430
Truworths International Ltd. (South Africa)	509,934	1,525,022
USS Co. Ltd. (Japan)	219,600	2,423,919
		9,493,055
Semiconductors – 8.5%
ASE Technology Holding Co. Ltd. (Taiwan)	419,000	3,352,319
ASML Holding N.V. (Netherlands)	14,345	15,167,109
ASML Holding N.V. ADR (Netherlands)(b)	1,884	1,995,589
ASMPT Ltd. (Hong Kong)	95,700	1,007,318
DB HiTek Co. Ltd. (South Korea)	39,318	1,615,212
Disco Corp. (Japan)	9,100	3,021,957
Globalwafers Co. Ltd. (Taiwan)	87,000	1,430,364
Greatek Electronics, Inc. (Taiwan)	367,103	839,463
Japan Material Co. Ltd. (Japan)	27,200	339,837
Lasertec Corp. (Japan)	18,500	3,756,099
MediaTek, Inc. (Taiwan)	46,000	1,950,835
Novatek Microelectronics Corp. (Taiwan)	74,000	942,845
Powertech Technology, Inc. (Taiwan)	176,661	986,856
SK Hynix, Inc. (South Korea)	20,700	8,054,235
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	254,133	12,289,792
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	75,270	22,613,366
Tokyo Electron Ltd. (Japan)	27,908	6,152,886
Tokyo Seimitsu Co. Ltd. (Japan)(a)	6,500	447,158
		85,963,240
	Number of Shares	Value
Software – 1.2%
Dassault Systemes S.E. (France)	159,757	$4,546,325
Nice Ltd. ADR (Israel)(a)*	18,340	2,506,344
Obic Co. Ltd. (Japan)	60,800	1,886,082
SAP S.E. (Germany)	4,654	1,210,378
Shopify, Inc., Class A (Canada)*	12,548	2,181,708
		12,330,837
Specialty Finance – 1.8%
Adyen N.V. (Netherlands)(c)*	2,450	4,198,037
Edenred S.E. (France)	71,358	2,051,126
Experian PLC	78,000	3,638,326
Nexi SpA (Italy)(a)(c)	332,317	1,752,181
Plus500 Ltd. (Israel)	44,846	1,866,019
Zenkoku Hosho Co. Ltd. (Japan)(a)	233,100	4,790,896
		18,296,585
Steel – 0.3%
Maruichi Steel Tube Ltd. (Japan)	30,300	256,196
Ternium S.A. ADR (Mexico)(a)	24,154	870,269
thyssenkrupp A.G. (Germany)	139,213	1,458,861
Tokyo Steel Manufacturing Co. Ltd. (Japan)	102,300	902,663
		3,487,989
Technology Hardware – 5.4%
Advantech Co. Ltd. (Taiwan)	159,210	1,617,156
Brother Industries Ltd. (Japan)	169,800	2,890,119
Delta Electronics, Inc. (Taiwan)	186,000	5,982,480
Inaba Denki Sangyo Co. Ltd. (Japan)	43,600	1,283,891
Largan Precision Co. Ltd. (Taiwan)	41,794	2,999,730
Lenovo Group Ltd. (China)	954,000	1,391,743
Murata Manufacturing Co. Ltd. (Japan)	165,926	3,577,517
Nidec Corp. (Japan)	142,650	1,735,591
Quanta Computer, Inc. (Taiwan)	186,000	1,803,871
Samsung Electronics Co. Ltd. (South Korea)	91,977	6,923,681
Samsung Electronics Co. Ltd. GDR (South Korea)(b)	4,859	9,068,518
Sony Group Corp. (Japan)	294,271	8,195,326
TDK Corp. (Japan)	89,649	1,566,367
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
Wiwynn Corp. (Taiwan)	16,000	$2,256,314
Yageo Corp. (Taiwan)	252,744	2,034,303
Yealink Network Technology Corp. Ltd., Class A (China)	310,500	1,568,303
		54,894,910
Telecommunications – 2.0%
America Movil S.A.B. de C.V. ADR (Mexico)(a)	76,368	1,738,899
America Movil S.A.B. de C.V., Series B (Mexico)	1,206,916	1,373,319
Chunghwa Telecom Co. Ltd. (Taiwan)	775,424	3,304,048
CITIC Telecom International Holdings Ltd. (China)(a)	910,822	289,568
Elisa OYJ (Finland)	42,192	1,859,158
KT Corp. (South Korea)	28,528	982,664
Mobile TeleSystems PJSC ADR (Russia)(d)*	138,416	—
Rogers Communications Inc., Class B (Canada)	67,489	2,641,240
Saudi Telecom Co. (Saudi Arabia)	30,448	366,796
Telkom Indonesia Persero Tbk PT (Indonesia)	22,547,400	4,361,448
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(a)	88,886	1,741,277
Vodacom Group Ltd. (South Africa)	182,887	1,480,518
		20,138,935
Tobacco & Cannabis – 0.6%
British American Tobacco PLC (United Kingdom)	31,941	1,635,876
Imperial Brands PLC (United Kingdom)	61,998	2,463,450
KT&G Corp. (South Korea)	19,120	1,799,419
		5,898,745
Transportation & Logistics – 1.9%
Canadian National Railway Co. (Canada)	40,749	3,907,407
Canadian National Railway Co. (Canada)	17,486	1,677,082
Canadian Pacific Kansas City Ltd. (Canada)	3,511	252,658
DSV A/S (Denmark)	14,005	2,988,785
Fujian Expressway Development Co. Ltd., Class A (China)	2,171,100	1,090,739
	Number of Shares	Value
Transportation & Logistics (Continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR (Mexico)	6,120	$1,274,918
InPost S.A. (Poland)*	56,312	709,332
International Container Terminal Services, Inc. (Philippines)	119,250	1,075,562
Motiva Infraestrutura de Mobilidade S.A. (Brazil)	396,560	1,169,789
Ryanair Holdings PLC ADR (Italy)	56,704	3,542,866
SF Holding Co. Ltd., Class A (China)	341,800	1,934,773
		19,623,911
Transportation Equipment – 0.7%
Daimler Truck Holding A.G. (Germany)	55,971	2,243,467
Knorr-Bremse A.G. (Germany)	12,251	1,139,931
Volvo AB, Class B (Sweden)	64,650	1,771,090
Weichai Power Co. Ltd., Class H (China)	710,000	1,467,073
		6,621,561
Wholesale - Consumer Staples – 0.1%
Dongsuh Cos., Inc. (South Korea)	40,923	774,555
Wholesale - Discretionary – 0.3%
Bunzl PLC (United Kingdom)	85,679	2,604,447
Xinhua Winshare Publishing and Media Co. Ltd., Class H (China)	212,578	285,338
		2,889,785
Total Common Stocks (Cost $881,724,330)		978,618,414

Master Limited Partnerships – 0.3%
Oil & Gas Supply Chain – 0.3%
Isramco Negev 2 L.P. (Israel)	395,183	294,764
Newmed Energy L.P. (Israel)	645,515	3,309,238
Total Master Limited Partnerships (Cost $3,150,344)		3,604,002

Preferred Stocks – 0.6%
Automotive – 0.1%
Dr. Ing hc F Porsche A.G., 3.28% (Germany)(c)(e)	23,984	1,254,866
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking – 0.1%
Banco Bradesco S.A. (Brazil)*	383,191	$1,295,596
Household Products – 0.1%
Henkel A.G. & Co. KGaA, 2.90% (Germany)(e)	13,987	1,133,127
Technology Hardware – 0.3%
Samsung Electronics Co. Ltd., 1.74% (South Korea)(e)	39,675	2,341,419
Total Preferred Stocks (Cost $5,021,801)		6,025,008

Investment Companies – 0.2%
iShares Core MSCI Total International Stock ETF	23,543	1,976,435
Total Investment Companies (Cost $1,948,500)		1,976,435

	Number of Shares	Value
Short-Term Investments – 3.4%
Money Market Funds – 3.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.91%(f)	18,755,413	$18,755,413
Northern Institutional Funds - Liquid Assets Portfolio, 4.21%(f)(g)	15,245,224	15,245,224
Total Short-Term Investments (Cost $34,000,637)		34,000,637
Total Investments – 101.3% (Cost $925,845,612)		1,024,224,496
Liabilities less Other Assets – (1.3)%		(13,110,993)
NET ASSETS – 100.0%		$1,011,113,503

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. (See Note 6.)
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total value of $15,718,497 or 1.55% of net assets.

(d)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	7-day current yield as of October 31, 2025 is disclosed.
(g)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
CDI	CREST Depository Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
L.P.	Limited Partnership
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Concentration by Currency (%)(a)
Euro	20.2
Japanese Yen	12.3
British Pound	11.3
U.S. Dollar	8.9
Hong Kong Dollar	7.7
All other currencies less than 5%	39.6
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
Japan	12.3
United States	9.9
China	9.4
France	7.5
United Kingdom	7.3
Taiwan	6.8
South Korea	5.3
All other countries less than 5%(b)	41.5
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$172,191,784	$806,426,630	$— *	$978,618,414
Master Limited Partnerships	—	3,604,002	—	3,604,002
Preferred Stocks	—	6,025,008	—	6,025,008
Investment Companies	1,976,435	—	—	1,976,435
Short-Term Investments	34,000,637	—	—	34,000,637
Total Investments	$208,168,856	$816,055,640	$—	$1,024,224,496

*Includes securities determined to have no value as of October 31, 2025.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments
Morningstar Global Income Fund

	Par(a)	Value
Asset-Backed Securities – 3.6%
Other – 3.5%
AGL CLO 44 Ltd., Series 2025-44A, Class E, (3M CME Term SOFR + 4.75%), 8.70%, 10/22/37(b)(c)	$125,000	$124,069
AMMC CLO Ltd., Series 2021-24A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 6.83%, 1/20/35(b)(c)	150,000	150,000
Apex Credit CLO LLC, Series 2021-2A, Class CR, (3M CME Term SOFR + 3.80%), 7.63%, 10/20/34(b)(c)	100,000	99,018
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.35%), 5.39%, 8/20/42(b)(c)	150,000	150,020
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1R, (3M CME Term SOFR + 3.20%), 7.06%, 4/22/35(b)(c)	250,000	251,098
Black Diamond CLO Ltd., Series 2021-1A, Class CR, (3M CME Term SOFR + 3.90%), 7.76%, 11/22/34(b)(c)	150,000	150,002
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3M CME Term SOFR + 2.90%, 2.90% Floor), 6.78%, 10/20/37(b)(c)	110,000	110,197
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M CME Term SOFR + 7.12%, 6.86% Floor), 10.98%, 7/25/34(b)(c)	250,000	245,269
CIFC Funding Ltd., Series 2017-3A, Class D1R, (3M CME Term SOFR + 3.70%, 3.70% Floor), 7.58%, 4/20/37(b)(c)	210,000	211,153
Columbia Cent CLO 35 Ltd., Series 2025-35A, Class D1A, (3M CME Term SOFR + 3.50%), 7.82%, 7/25/36(b)(c)	100,000	100,642
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M CME Term SOFR + 2.86%), 6.74%, 4/17/30(b)(c)	250,000	250,574
Dwight Issuer LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.66%), 5.69%, 6/18/42(b)(c)	100,000	99,834
	Par(a)	Value
Other (Continued)
Goldentree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class ER3, (3M CME Term SOFR + 4.50%), 8.38%, 4/20/34(b)(c)	$150,000	$147,590
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	441,959	233,761
Greywolf CLO IV Ltd., Series 2019-1A, Class CR2, (3M CME Term SOFR + 3.50%), 7.38%, 4/17/34(b)(c)	100,000	97,801
Jamestown CLO IX Ltd., Series 2016-9A, Class CR3, (3M CME Term SOFR + 3.25%), 7.11%, 7/25/34(b)(c)	150,000	149,400
Mountain View CLO XIX Ltd., Series 2025-1A, Class D1, (3M CME Term SOFR + 3.40%), 7.23%, 10/17/38(b)(c)	100,000	101,223
Mountain View CLO XVI Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 4.19%, 4.19% Floor), 8.09%, 4/15/34(b)(c)	140,000	140,269
Nassau Ltd., Series 2021-IA, Class DR, (3M CME Term SOFR + 3.60%), 7.50%, 8/26/34(b)(c)	150,000	150,149
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M CME Term SOFR + 0.40%), 4.40%, 1/25/33(c)	177,251	174,310
New Mountain CLO 5 Ltd., Series 5A, Class D1R, (3M CME Term SOFR + 3.15%), 7.03%, 7/20/36(b)(c)	100,000	100,224
Palmer Square CLO Ltd., Series 2022-3A, Class D1R, (3M CME Term SOFR + 2.95%, 2.95% Floor), 6.83%, 7/20/37(b)(c)	150,000	150,374
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, (3M CME Term SOFR + 3.00%, 3.00% Floor), 6.90%, 4/15/31(b)(c)	160,000	160,649
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(b)	123,629	121,938
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)
RAD CLO Ltd., Series 2023-21A, Class D1R, (3M CME Term SOFR + 2.60%), 6.46%, 1/25/37(b)(c)	$160,000	$159,278
RR 18 Ltd., Series 2021-18A, Class DR, (3M CME Term SOFR + 4.90%), 8.80%, 7/15/40(b)(c)	150,000	150,085
SMB Private Education Loan Trust,
Series 2021-A, Class D1, 3.86%, 1/15/53(b)	135,505	123,505
Series 2024-D, Class D, 7.51%, 7/05/53(b)	100,000	103,523

Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	146,339	141,664
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 7.75%, 4/19/34(b)(c)	250,000	247,926
Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, (3M CME Term SOFR + 4.30%, 4.30% Floor), 8.18%, 4/18/37(b)(c)	160,000	161,335
Valley Stream Park CLO Ltd., Series 2022-1A, Class DRR, (3M CME Term SOFR + 2.70%, 2.70% Floor), 6.58%, 1/20/37(b)(c)	120,000	119,926
		4,876,806
Specialty Finance – 0.1%
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 6.15%, 6/19/37(b)(c)	205,497	205,663
Total Asset-Backed Securities (Cost $5,180,702)		5,082,469

	Number of Shares
Common Stocks – 45.9%
Aerospace & Defense – 1.7%
BAE Systems PLC (United Kingdom)	78,271	1,928,088
Huntington Ingalls Industries, Inc.	1,418	456,624
		2,384,712
Asset Management – 0.7%
Blackrock, Inc.	306	331,340
Blackstone, Inc.	1,056	154,852
	Number of Shares	Value
Asset Management (Continued)
Macquarie Korea Infrastructure Fund (South Korea)	25,661	$197,905
T. Rowe Price Group, Inc.(d)	3,035	311,178
		995,275
Automotive – 0.6%
Hyundai Motor Co. (South Korea)	4,300	871,995
Banking – 4.2%
Bank Polska Kasa Opieki S.A. (Poland)	13,018	666,545
JP Morgan Chase & Co.	6,182	1,923,344
PNC Financial Services Group (The), Inc.	1,350	246,442
Truist Financial Corp.	4,831	215,607
U.S. Bancorp	7,571	353,414
UniCredit S.p.A. (Italy)	34,050	2,521,290
		5,926,642
Beverages – 1.3%
Coca-Cola (The) Co.	11,392	784,909
Coca-Cola Europacific Partners PLC (United Kingdom)	5,678	504,377
PepsiCo, Inc.	3,825	558,794
		1,848,080
Biotechnology & Pharmaceuticals – 4.5%
AbbVie, Inc.	2,287	498,657
Amgen, Inc.	1,552	463,163
Bristol-Myers Squibb Co.	7,252	334,100
Gilead Sciences, Inc.	3,891	466,103
Johnson & Johnson	12,017	2,269,651
Novartis A.G. ADR	13,602	1,683,792
Pfizer, Inc.	22,947	565,643
		6,281,109
Cable & Satellite – 0.5%
Comcast Corp., Class A	23,348	649,892
Chemicals – 0.6%
Air Products and Chemicals, Inc.	2,041	495,126
International Flavors & Fragrances, Inc.	5,220	328,703
Solstice Advanced Materials, Inc.*	337	15,189
		839,018
Construction Materials – 0.9%
Cie de Saint-Gobain S.A. (France)	13,110	1,272,484
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Consumer Services – 0.0%(e)
WW International, Inc.(d)*	787	$27,403
Containers & Packaging – 0.3%
Amcor PLC	61,734	487,699
Diversified Industrials – 2.3%
Emerson Electric Co.	2,477	345,715
Honeywell International, Inc.	1,348	271,393
Siemens A.G. (Germany)(f)	9,362	2,653,166
		3,270,274
Electric Utilities – 2.6%
American Electric Power Co., Inc.	3,614	434,620
Dominion Energy, Inc.(d)	4,492	263,635
Enel S.p.A. (Italy)	156,946	1,587,628
National Grid PLC (United Kingdom)	95,466	1,431,428
		3,717,311
Electrical Equipment – 0.7%
Johnson Controls International PLC	8,037	919,352
Engineering & Construction – 0.4%
Vinci S.A. (France)	4,385	586,346
Food – 0.3%
Mondelez International, Inc., Class A	7,145	410,552
Gas & Water Utilities – 0.2%
NiSource, Inc.	5,223	219,941
Health Care Facilities & Services – 0.2%
CVS Health Corp.	3,690	288,374
Home & Office Products – 0.6%
Midea Group Co. Ltd., Class H (China)	81,711	883,238
Household Products – 0.9%
Kenvue, Inc.	18,893	271,493
Kimberly-Clark Corp.	2,630	314,837
Procter & Gamble (The) Co.	4,271	642,230
		1,228,560
Institutional Financial Services – 1.5%
CME Group, Inc.	2,569	682,044
Morgan Stanley	7,150	1,172,600
Northern Trust Corp.	2,249	289,379
		2,144,023
	Number of Shares	Value
Insurance – 2.7%
MS&AD Insurance Group Holdings, Inc. (Japan)	71,332	$1,470,471
NN Group N.V. (Netherlands)	19,970	1,366,644
Zurich Insurance Group A.G. (Switzerland)	1,413	982,701
		3,819,816
IT Services – 0.3%
International Business Machines Corp.	1,196	367,662
Leisure Facilities & Services – 1.6%
McDonald’s Corp.	1,324	395,121
OPAP S.A. (Greece)	78,339	1,620,839
Starbucks Corp.	3,294	266,386
		2,282,346
Leisure Products – 0.2%
Hasbro, Inc.	3,918	298,983
Medical Equipment & Devices – 0.6%
Baxter International, Inc.	15,198	280,707
Medtronic PLC	5,831	528,872
		809,579
Metals & Mining – 1.4%
Rio Tinto Ltd. (Australia)	22,462	1,950,293
Oil & Gas Supply Chain – 3.3%
Chevron Corp.	7,780	1,227,061
Enbridge, Inc. (Canada)	35,421	1,651,658
Exxon Mobil Corp.	5,335	610,111
Gazprom PJSC (Russia)(g)*	33,780	—
LUKOIL PJSC (Russia)(g)*	1,232	—
ONEOK, Inc.	5,234	350,678
Petroleo Brasileiro S.A. - Petrobras (Brazil)	128,207	748,517
Rosneft Oil Co. PJSC (Russia)(g)*	17,410	—
		4,588,025
Real Estate Investment Trusts – 3.0%
Crown Castle, Inc.	5,293	477,534
Federal Realty Investment Trust	4,557	438,338
Prologis Property Mexico S.A. de C.V. (Mexico)	267,879	1,073,765
Realty Income Corp.	4,011	232,558
Simon Property Group, Inc.	1,205	211,791
Ventas, Inc.	3,326	245,426
VICI Properties, Inc.	49,759	1,492,272
		4,171,684
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Semiconductors – 2.5%
ASE Technology Holding Co. Ltd. (Taiwan)	213,770	$1,710,323
MediaTek, Inc. (Taiwan)	33,231	1,409,308
Texas Instruments, Inc.	2,683	433,197
		3,552,828
Specialty Finance – 0.1%
Western Union (The) Co.(d)	20,056	187,122
Technology Hardware – 1.1%
Cisco Systems, Inc.	3,729	272,627
NetApp, Inc.	949	111,773
Quanta Computer, Inc. (Taiwan)	116,302	1,127,924
		1,512,324
Telecommunications – 1.6%
Altice France S.A. (France)(b)*	3,803	67,945
Softbank Corp. (Japan)	1,148,211	1,631,606
Verizon Communications, Inc.	15,277	607,108
		2,306,659
Tobacco & Cannabis – 1.7%
British American Tobacco PLC ADR (United Kingdom)	36,557	1,871,353
Philip Morris International, Inc.	3,646	526,227
		2,397,580
Transportation & Logistics – 0.2%
Spirit Aviation Holdings, Inc.*	8,659	3,117
United Parcel Service, Inc., Class B	2,109	203,350
		206,467
Transportation Equipment – 0.5%
Volvo AB, Class B (Sweden)	24,480	670,631
Wholesale - Consumer Staples – 0.1%
Sysco Corp.	2,684	199,368
Total Common Stocks (Cost $57,550,320)		64,573,647

	Par(a)	Value
Convertible Bonds – 0.0%(e)
Technology Hardware – 0.0%(e)
Super Micro Computer, Inc., 3.50%, 3/01/29	$29,000	$30,856
Total Convertible Bonds (Cost $31,696)		30,856

Corporate Bonds – 8.8%
Aerospace & Defense – 0.1%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(b)	30,000	30,975
Axon Enterprise, Inc.,
6.13%, 3/15/30(b)	50,000	51,352
6.25%, 3/15/33(b)	20,000	20,672
		102,999
Automotive – 0.3%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/32(b)	20,000	20,059
7.75%, 10/15/33(b)	90,000	90,127

PM General Purchaser LLC, 9.50%, 10/01/28(b)	300,000	259,467
		369,653
Beverages – 0.0%(e)
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/01/29(b)(d)	50,000	50,031
Biotechnology & Pharmaceuticals – 0.2%
1261229 B.C. Ltd., 10.00%, 4/15/32(b)	200,000	209,062
Bausch Health Cos., Inc., 6.25%, 2/15/29(b)	10,000	8,200
		217,262
Cable & Satellite – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/31(b)	140,000	126,717
CSC Holdings LLC,
11.75%, 1/31/29(b)	390,000	308,085
6.50%, 2/01/29(b)	400,000	275,113

Directv Financing LLC, 8.88%, 2/01/30(b)	70,000	69,585
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(b)	50,000	49,794
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Cable & Satellite (Continued)

DISH DBS Corp., 5.25%, 12/01/26(b)	$80,000	$78,713
DISH Network Corp., 11.75%, 11/15/27(b)	160,000	168,445
		1,076,452
Chemicals – 0.1%
Qnity Electronics, Inc.,
5.75%, 8/15/32(b)	60,000	61,058
6.25%, 8/15/33(b)	50,000	51,348
		112,406
Commercial Support Services – 0.4%
CoreCivic, Inc.,
4.75%, 10/15/27	170,000	168,561
8.25%, 4/15/29	40,000	42,124

GEO Group (The), Inc., 10.25%, 4/15/31(d)	90,000	98,559
RR Donnelley & Sons Co., 9.50%, 8/01/29(b)	130,000	133,292
TKC Holdings, Inc.,
6.88%, 5/15/28(b)	90,000	90,753
10.50%, 5/15/29(b)	80,000	82,270
		615,559
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(b)	60,000	59,853
Quikrete Holdings, Inc., 6.38%, 3/01/32(b)	70,000	72,605
		132,458
Consumer Services – 0.1%
Carriage Services, Inc., 4.25%, 5/15/29(b)	110,000	104,039
Diversified Industrials – 0.0%(e)
Vortex Opco LLC, 8.00%, 4/30/30(b)	107,217	10,454
Electric Utilities – 0.5%
Lightning Power LLC, 7.25%, 8/15/32(b)	200,000	211,852
NRG Energy, Inc.,
5.75%, 1/15/34(b)	40,000	40,282
6.25%, 11/01/34(b)	60,000	61,776
6.00%, 1/15/36(b)	210,000	213,615

Talen Energy Supply LLC, 6.50%, 2/01/36(b)	70,000	72,499
Vistra Operations Co. LLC,
4.38%, 5/01/29(b)	30,000	29,456
6.88%, 4/15/32(b)	70,000	73,524
	Par(a)	Value
Electric Utilities (Continued)

VoltaGrid LLC, 7.38%, 11/01/30(b)	$40,000	$40,682
		743,686
Electrical Equipment – 0.1%
Alpha Generation LLC, 6.75%, 10/15/32(b)	120,000	123,310
Engineering & Construction – 0.3%
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/28(b)	90,000	90,109
TopBuild Corp., 5.63%, 1/31/34(b)	120,000	120,487
Tutor Perini Corp., 11.88%, 4/30/29(b)	180,000	200,884
		411,480
Entertainment Content – 0.1%
AMC Networks, Inc., 10.25%, 1/15/29(b)	40,000	41,994
Univision Communications, Inc., 9.38%, 8/01/32(b)	40,000	42,223
Versant Media Group, Inc., 7.25%, 1/30/31(b)	40,000	40,773
Warnermedia Holdings, Inc., 4.28%, 3/15/32(d)	58,000	53,124
		178,114
Health Care Facilities & Services – 0.7%
Akumin, Inc., (100% Cash), 9.00%, 8/01/27(b)(d)(h)	250,000	232,234
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29(b)	180,000	163,193
5.25%, 5/15/30(b)	100,000	93,738
9.75%, 1/15/34(b)	120,000	127,054

Claritev Corp., 6.75%, 3/31/31(b)(h)	100,911	80,224
LifePoint Health, Inc., 9.88%, 8/15/30(b)	120,000	129,554
MPH Acquisition Holdings LLC,
11.50%, 12/31/30(b)(d)(h)	18,266	19,704
5.75%, 12/31/30(b)	11,644	10,573

Sotera Health Holdings LLC, 7.38%, 6/01/31(b)	60,000	63,054
U.S. Renal Care, Inc., 10.63%, 6/28/28(b)	52,500	45,675
		965,003
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Home Construction – 0.0%(e)
Dream Finders Homes, Inc., 6.88%, 9/15/30(b)	$70,000	$69,673
Industrial Intermediate Products – 0.1%
Park-Ohio Industries, Inc., 8.50%, 8/01/30(b)(d)	100,000	102,072
Industrial Support Services – 0.2%
EquipmentShare.com, Inc.,
9.00%, 5/15/28(b)	70,000	70,528
8.63%, 5/15/32(b)	60,000	60,551
8.00%, 3/15/33(b)	10,000	9,803
Herc Holdings, Inc.,
7.00%, 6/15/30(b)	50,000	52,334
7.25%, 6/15/33(b)(d)	20,000	21,086
		214,302
Institutional Financial Services – 0.1%
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(b)	50,000	52,468
6.75%, 5/01/33(b)	50,000	52,159

Stonex Escrow Issuer LLC, 6.88%, 7/15/32(b)	50,000	51,730
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	20,000	20,929
		177,286
Insurance – 0.0%(e)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)	20,000	20,600
Internet Media & Services – 0.1%
Getty Images, Inc.,
11.25%, 2/21/30(b)(d)	30,000	29,777
10.50%, 11/15/30(b)	40,000	40,327

Meta Platforms, Inc., 5.50%, 11/15/45	130,000	128,876
		198,980
Leisure Facilities & Services – 0.6%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(b)(d)	110,000	93,512
Carnival Corp.,
5.13%, 5/01/29(b)(d)	40,000	40,495
6.13%, 2/15/33(b)	70,000	72,182

Full House Resorts, Inc., 8.25%, 2/15/28(b)	190,000	168,693
Light & Wonder International, Inc., 6.25%, 10/01/33(b)	60,000	59,735
	Par(a)	Value
Leisure Facilities & Services (Continued)

NCL Corp. Ltd., 6.75%, 2/01/32(b)	$120,000	$123,307
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(b)	90,000	90,734
Viking Cruises Ltd.,
7.00%, 2/15/29(b)	130,000	130,735
5.88%, 10/15/33(b)	80,000	81,325

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31(b)	50,000	53,694
		914,412
Medical Equipment & Devices – 0.1%
Medline Borrower L.P., 5.25%, 10/01/29(b)	30,000	29,886
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 4/01/29(b)	80,000	82,300
		112,186
Oil & Gas Supply Chain – 1.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 10/15/33(b)	50,000	49,928
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(b)	50,000	52,504
Chord Energy Corp.,
6.00%, 10/01/30(b)	50,000	50,119
6.75%, 3/15/33(b)	60,000	61,271

Crescent Energy Finance LLC, 8.38%, 1/15/34(b)	110,000	107,588
Granite Ridge Resources, Inc., 8.88%, 11/04/29	130,000	124,800
Howard Midstream Energy Partners LLC,
7.38%, 7/15/32(b)	50,000	52,393
6.63%, 1/15/34(b)	60,000	61,831

New Generation Gas Gathering LLC, 10.34%, 9/30/29(g)	189,189	196,756
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)	80,000	77,920
Occidental Petroleum Corp., 4.40%, 8/15/49	60,000	45,829
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	30,000	29,782
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Permian Resources Operating LLC,
7.00%, 1/15/32(b)	$150,000	$155,618
6.25%, 2/01/33(b)	90,000	91,569
Range Resources Corp.,
8.25%, 1/15/29	40,000	40,806
4.75%, 2/15/30(b)	90,000	88,067
Rockies Express Pipeline LLC,
7.50%, 7/15/38(b)	40,000	43,379
6.88%, 4/15/40(b)	80,000	82,484
Sunoco L.P.,
(5Y US Treasury CMT + 4.23%), 7.88%, 9/18/30(b)(i)(j)	127,000	128,969
5.63%, 3/15/31(b)	80,000	80,052

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	50,000	49,618
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)	140,000	123,565
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	90,000	96,864
9.88%, 2/01/32(b)(d)	140,000	149,541
Venture Global Plaquemines LNG LLC,
7.75%, 5/01/35(b)	20,000	22,568
6.75%, 1/15/36(b)	220,000	233,004
		2,296,825
Oil, Gas Services & Equipment – 0.2%
Nabors Industries, Inc., 8.88%, 8/15/31(b)	120,000	114,034
Noble Finance II LLC, 8.00%, 4/15/30(b)	70,000	72,649
WBI Operating LLC, 6.50%, 10/15/33(b)	60,000	59,992
		246,675
Publishing & Broadcasting – 0.2%
Clear Channel Outdoor Holdings, Inc.,
7.50%, 6/01/29(b)	160,000	157,000
7.13%, 2/15/31(b)	50,000	51,563
Gray Media, Inc.,
9.63%, 7/15/32(b)(d)	50,000	50,246
7.25%, 8/15/33(b)(d)	50,000	48,953

iHeartCommunications, Inc., 9.13%, 5/01/29(b)	28,500	26,223
		333,985
	Par(a)	Value
Real Estate Investment Trusts – 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30(b)	$50,000	$50,502
Millrose Properties, Inc.,
6.38%, 8/01/30(b)	100,000	101,304
6.25%, 9/15/32(b)	30,000	30,143
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27(d)	160,000	153,940
8.50%, 2/15/32(b)	60,000	62,861
		398,750
Real Estate Owners & Developers – 0.0%(e)
Five Point Operating Co. L.P., 8.00%, 10/01/30(b)	70,000	71,541
Real Estate Services – 0.0%(e)
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(b)	50,000	50,398
Retail - Discretionary – 0.1%
Michaels (The) Cos., Inc.,
5.25%, 5/01/28(b)	40,000	37,351
7.88%, 5/01/29(b)	20,000	17,550

SGUS LLC, 11.00%, 12/15/29(b)	30,845	26,604
		81,505
Semiconductors – 0.0%(e)
Intel Corp., 5.70%, 2/10/53	30,000	28,842
Software – 0.2%
Citrix Systems, Inc., 4.50%, 12/01/27	50,000	48,501
Cloud Software Group, Inc.,
8.25%, 6/30/32(b)	40,000	42,033
6.63%, 8/15/33(b)	40,000	40,092
CoreWeave, Inc.,
9.25%, 6/01/30(b)	40,000	40,389
9.00%, 2/01/31(b)	80,000	80,234

Gen Digital, Inc., 6.25%, 4/01/33(b)	80,000	82,355
		333,604
Specialty Finance – 0.4%
Arbor Realty SR, Inc., 7.88%, 7/15/30(b)	40,000	40,703
Block, Inc., 6.00%, 8/15/33(b)	100,000	102,250
FirstCash, Inc., 5.63%, 1/01/30(b)	50,000	50,075
Mcclatchy Media Co. LLC, 11.00%, 12/01/31(b)(h)	114,283	128,283
Rocket Cos, Inc., 6.13%, 8/01/30(b)	60,000	61,890
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Specialty Finance (Continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(b)	$70,000	$67,249
Starwood Property Trust, Inc., 7.25%, 4/01/29(b)	50,000	52,661
		503,111
Technology Hardware – 0.2%
CommScope LLC, 9.50%, 12/15/31(b)	130,000	132,419
CommScope Technologies LLC, 5.00%, 3/15/27(b)	80,000	79,696
Viasat, Inc., 5.63%, 4/15/27(b)	50,000	49,960
		262,075
Telecommunications – 0.2%
EchoStar Corp., 10.75%, 11/30/29	194,800	214,450
Level 3 Financing, Inc., 6.88%, 6/30/33(b)	50,000	51,215
		265,665
Transportation & Logistics – 0.3%
American Airlines, Inc.,
7.25%, 2/15/28(b)(d)	40,000	40,928
8.50%, 5/15/29(b)	70,000	73,030

American Airlines, Inc./Aadvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	10,000	10,089
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)	200,000	186,453
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31(b)(d)	90,000	88,460
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, 3/12/30(b)(k)	163,884	86,859
		485,819
Transportation Equipment – 0.1%
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)	70,000	73,252
Total Corporate Bonds (Cost $12,395,863)		12,454,464
		Par(a)	Value

Foreign Government Inflation-Linked Bonds – 0.0%(e)
Sovereign Government – 0.0%(e)
Uruguay Government International Bond, 3.40%, 5/16/45	UYU	60,000	$1,638
Total Foreign Government Inflation-Linked Bonds (Cost $1,654)			1,638

Foreign Issuer Bonds – 5.0%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(b)		$210,000	196,869
Argentina – 0.1%
Provincia de Buenos Aires, 6.63%, 9/01/37(b)		183,680	134,546
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	1,998,000	326,654
Canada – 0.4%
Bombardier, Inc.,
7.00%, 6/01/32(b)		80,000	83,991
6.75%, 6/15/33(b)		10,000	10,498

Capstone Copper Corp., 6.75%, 3/31/33(b)		30,000	31,043
Empire Communities Corp., 9.75%, 5/01/29(b)		50,000	51,126
Hudbay Minerals, Inc., 6.13%, 4/01/29(b)		50,000	50,629
TransAlta Corp.,
7.75%, 11/15/29		70,000	72,892
6.50%, 3/15/40		30,000	30,421

Vermilion Energy, Inc., 7.25%, 2/15/33(b)(d)		100,000	92,333
Wrangler Holdco Corp., 6.63%, 4/01/32(b)		100,000	104,397
			527,330
Chile – 0.1%
Latam Airlines Group S.A., 7.88%, 4/15/30(b)(d)		100,000	103,415
Colombia – 0.1%
Ecopetrol S.A., 8.38%, 1/19/36		150,000	155,446
France – 0.4%
Altice France S.A., 6.88%, 7/15/32(b)		646,884	621,069
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Germany – 0.3%
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(b)(d)		$200,000	$199,770
ZF North America Capital, Inc.,
7.50%, 3/24/31(b)(d)		160,000	153,854
6.88%, 4/23/32(b)		150,000	136,911
			490,535
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 6.50%, 9/24/33(b)		200,000	200,974
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, (5Y US Treasury CMT + 2.72%), 6.95%, 3/10/55(j)		150,000	157,684
Flutter Treasury DAC, 5.88%, 6/04/31(b)		200,000	202,500
			360,184
Israel – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/46		280,000	210,261
Italy – 0.4%
Intesa Sanpaolo S.p.A., 7.80%, 11/28/53(b)		400,000	495,072
Ivory Coast – 0.2%
Ivory Coast Government International Bond, 7.63%, 1/30/33(b)		300,000	316,457
Jamaica – 0.0%(e)
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	10,000,000	65,898
Jordan – 0.2%
Jordan Government International Bond, 7.75%, 1/15/28(b)(d)		230,000	241,222
Kenya – 0.2%
Republic of Kenya Government International Bond, 9.75%, 2/16/31(b)(d)		280,000	300,505
Kuwait – 0.2%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)		210,000	221,130
		Par(a)	Value
Mexico – 0.3%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(i)(j)		$250,000	$255,832
Mexico Government International Bond, 4.75%, 3/08/44		150,000	126,338
			382,170
Morocco – 0.2%
OCP S.A., 6.75%, 5/02/34(b)		200,000	217,202
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(b)(d)		250,000	180,000
Romania – 0.0%(e)
Romanian Government International Bond, 7.50%, 2/10/37(b)		60,000	65,754
Supranational – 0.1%
Inter-American Development Bank, 7.35%, 10/06/30	INR	18,000,000	208,756
Turkey – 0.1%
Turk Telekomunikasyon A.S., 7.38%, 5/20/29(b)		200,000	207,047
United Arab Emirates – 0.2%
Shelf Drilling Holdings Ltd., 9.63%, 4/15/29(b)(d)		200,000	209,919
United Kingdom – 0.1%
Marks & Spencer PLC, 7.13%, 12/01/37(b)		100,000	110,607
Zambia – 0.4%
First Quantum Minerals Ltd.,
8.63%, 6/01/31(b)		260,000	272,297
8.00%, 3/01/33(b)		230,000	244,440
			516,737
Total Foreign Issuer Bonds (Cost $6,908,313)			7,065,759

Number of Shares
Master Limited Partnerships – 2.2%
Oil & Gas Supply Chain – 2.2%
Energy Transfer L.P.	67,113	1,129,512
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Enterprise Products Partners L.P.	62,319	$1,918,802
Total Master Limited Partnerships (Cost $2,662,358)		3,048,314

	Par(a)
Mortgage-Backed Securities – 6.6%
Commercial Mortgage-Backed Securities – 3.3%
BANK,
Series 2022-BNK44, Class D, 4.00%, 11/15/32(b)	$190,000	148,978
Series 2024-BNK48, Class A5, 5.05%, 10/15/57	190,000	193,801

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.25%, 2/15/50(b)	110,000	100,240
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1M CME Term SOFR + 2.69%, 2.69% Floor), 6.72%, 11/15/29(b)(c)	250,000	251,094
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class E, (1M CME Term SOFR + 4.44%, 4.44% Floor), 8.47%, 8/15/41(b)(c)	130,000	131,462
BX Commercial Mortgage Trust,
Series 2019-IMC, Class E, (1M CME Term SOFR + 2.20%, 2.15% Floor), 6.23%, 4/15/34(b)(c)	300,000	291,000
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 5.00%, 11/15/38(b)(c)	153,692	153,500
Series 2021-VOLT, Class D, (1M CME Term SOFR + 1.76%, 1.65% Floor), 5.80%, 9/15/36(b)(c)	261,583	261,338
Series 2024-BI02, Class D, 7.71%, 8/13/41(b)(l)	100,000	97,250
BX Trust,
Series 2021-ARIA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 5.05%, 10/15/36(b)(c)	270,000	269,578
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Trust,
Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 6.08%, 9/15/34(b)(c)	$194,875	$193,522

BXHPP Trust, Series 2021-FILM, Class C, (1M CME Term SOFR + 1.21%, 1.10% Floor), 5.25%, 8/15/36(b)(c)	270,000	248,749
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	245,490
Extended Stay America Trust, Series 2025-ESH, Class D, (1M CME Term SOFR + 2.60%), 6.75%, 10/15/42(b)(c)	100,000	100,688
GS Mortgage Securities Trust,
Series 2015-GC32, Class D, 3.35%, 7/10/48	15,509	15,126
Series 2017-GS6, Class A2, 3.16%, 5/10/50	184,774	181,479

HIH Trust, Series 2024-61P, Class F, (1M CME Term SOFR + 5.44%, 5.44% Floor), 9.47%, 10/15/41(b)(c)	197,051	198,159
KIND Trust, Series 2021-KIND, Class E, (1M CME Term SOFR + 3.36%, 3.25% Floor), 7.40%, 8/15/38(b)(c)	158,697	155,785
KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 6.80%, 2/17/39(b)(c)	150,000	148,532
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.75%, 10/15/42(b)(l)	100,000	99,865
MF1 LLC,
Series 2025-FL17, Class A, (1M CME Term SOFR + 1.32%), 5.35%, 2/18/40(b)(c)	120,000	119,869
Series 2025-FL17, Class D, (1M CME Term SOFR + 2.74%), 6.77%, 2/18/40(b)(c)	100,000	98,996

MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 5.85%, 11/15/35(b)(c)	36,413	36,436
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1M CME Term SOFR + 2.72%, 2.60% Floor), 6.75%, 4/15/38(b)(c)	$160,000	$160,000
Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.60%, 12/15/38(b)(c)	110,000	102,300
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, 12/15/56(l)	90,000	95,332
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 9.33%, 3/15/39(b)(c)	200,000	199,791
RIDE, Series 2025-SHRE, Class D, 6.75%, 2/14/47(b)(l)	200,000	204,871
SMRT, Series 2022-MINI, Class F, (1M CME Term SOFR + 3.35%, 3.35% Floor), 7.38%, 1/15/39(b)(c)	210,000	205,058
		4,708,289
Federal Home Loan Mortgage Corporation – 0.2%
Pool,
2.00%, 9/01/41 - 5/01/51	282,967	239,093
4.00%, 6/01/52	78,970	75,289
		314,382
Federal National Mortgage Association – 0.4%
Pool,
3.50%, 1/01/50	81,256	76,195
2.50%, 5/01/51 - 1/01/52	215,477	184,442
3.00%, 5/01/52	162,007	143,863
4.50%, 7/01/52	104,830	103,219
5.50%, 5/01/53	80,786	81,700
		589,419
Government National Mortgage Association II – 0.1%
Pool, 5.50%, 5/20/53	79,042	80,314
Whole Loan – 2.6%
Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.13%, 1/25/67(b)(l)	126,206	118,333
	Par(a)	Value
Whole Loan (Continued)
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(l)	$139,533	$138,093
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(l)	100,346	100,213
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	125,433	125,202
Series 2024-NQM2, Class A3, (Step to 7.59% on 3/25/28), 6.59%, 2/25/64(b)(m)	119,254	120,241

CAFL Issuer LLC, Series 2023-RTL1, Class A1, (Step to 9.05% on 7/28/26), 7.55%, 12/28/30(b)(m)	160,000	160,462
COLT Mortgage Loan Trust,
Series 2022-3, Class A1, 3.90%, 2/25/67(b)(l)	174,864	172,341
Series 2024-1, Class M1, 6.59%, 2/25/69(b)	160,000	161,596

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	154,357	140,067
FHLMC Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	130,000	120,653
FNMA Connecticut Avenue Securities,
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%), 7.78%, 7/25/42(b)(c)	200,000	208,181
Series 2024-R01, Class 1B1, (30D Average SOFR + 2.70%), 6.88%, 1/25/44(b)(c)	200,000	205,590

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	170,234	159,159
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, (Step to 8.52% on 9/25/26), 7.02%, 1/25/29(b)(m)	160,000	160,789
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(l)	185,135	176,136
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)

NYMT Loan Trust, Series 2024-BPL1, Class A1, (Step to 8.65% on 8/25/26), 7.15%, 2/25/29(b)(m)	$160,000	$160,980
OBX Trust, Series 2024-NQM3, Class M1, 6.85%, 12/25/63(b)	200,000	202,076
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, (Step to 8.50% on 8/25/26), 7.50%, 2/25/30(b)(m)	160,000	160,795
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(l)	198,006	186,595
Towd Point Mortgage Trust, Series 2015-5, Class B3, 4.01%, 5/25/55(b)(l)	220,000	210,870
Verus Securitization Trust,
Series 2023-8, Class A3, (Step to 7.97% on 1/25/28), 6.97%, 12/25/68(b)(m)	54,342	54,985
Series 2024-1, Class A3, (Step to 7.12% on 2/25/28), 6.12%, 1/25/69(b)(m)	114,200	114,699
Series 2024-3, Class A3, (Step to 7.85% on 5/25/28), 6.85%, 4/25/69(b)(m)	89,641	90,863
Series 2024-4, Class A3, (Step to 7.67% on 6/25/28), 6.67%, 6/25/69(b)(m)	132,280	133,822
		3,582,741
Total Mortgage-Backed Securities (Cost $9,271,697)		9,275,145

Term Loans – 5.1%(c)
Apparel & Textile Products – 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1M USD CME Term SOFR + 2.25%), 6.21%, 2/13/32	93,741	93,506
Asset Management – 0.1%
First Eagle Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.71%, 8/16/32	76,875	76,693
	Par(a)	Value
Asset Management (Continued)
Focus Financial Partners LLC, Tranche B Incremental Term Loan, (1M USD CME Term SOFR + 2.75%), 6.71%, 9/15/31	$9,925	$9,947
GC Ferry Intermediate, Inc., Delayed Draw Term Loan, 6/06/32(n)	13,125	13,125
Nexus Buyer LLC, Amendment No. 10 Term Loan, (1M USD CME Term SOFR + 4.00%), 7.96%, 7/31/31	40,000	40,060
		139,825
Automotive – 0.1%
Clarios Global L.P., Amendment No. 6 Dollar Term Loan, (1M USD CME Term SOFR + 2.75%), 6.71%, 1/28/32	30,000	30,066
First Brands Group LLC, 2021 Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.57%, 3/30/27	9,871	3,149
First Brands Group LLC, 2022-II Incremental Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.57%, 3/30/27	96,850	30,895
First Brands Group LLC, DIP Term Loan, 6/29/26(n)	9,752	10,326
		74,436
Beverages – 0.2%
Celsius, Inc., 2025 Refinancing Term Loan, (3M USD CME Term SOFR + 2.50%), 6.48%, 4/01/32	70,000	70,284
Primo Brands Corp., 2025 Refinancing Term Loan, (3M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.25%, 3/31/28	166,838	167,247
		237,531
Cable & Satellite – 0.1%
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.18%), 7.05%, 3/31/31	100,000	97,759
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Chemicals – 0.1%
A-AP Buyer, Inc., Initial Term Loan, (3M USD CME Term SOFR + 2.75%), 6.75%, 9/09/31	$59,550	$59,476
Natgasoline LLC, 2025 Term Loan, (3M USD CME Term SOFR + 5.50%), 9.50%, 3/29/30	39,500	39,631
		99,107
Commercial Support Services – 0.3%
Catawba Nation Gaming Authority, Initial Term B Loan, (1M USD CME Term SOFR + 4.75%), 8.71%, 3/29/32	70,000	71,444
LTR Intermediate Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.50%, 1.00% Floor), 8.58%, 5/05/28	147,687	147,687
Prime Security Services Borrower LLC, 2024-1 Refinancing Term B-1 Loan, (6M USD CME Term SOFR + 2.00%), 6.13%, 10/13/30	79,852	79,677
Ryan LLC, Closing Date Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.46%, 11/14/30	147,402	146,665
		445,473
Communications – 0.0%(e)
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.58%, 1/31/29	19,750	19,538
Construction Materials – 0.0%(e)
HP PHRG Borrower LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 4.00%), 8.00%, 2/20/32	59,850	58,242
Consumer Cyclical – 0.1%
Harbor Freight Tools USA, Inc., Replacement Term Loan, (1M USD CME Term SOFR + 2.25%), 6.21%, 6/11/31	93,502	92,108
Spencer Spirit IH LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.75%), 8.83%, 7/15/31	118,201	117,758
		209,866
	Par(a)	Value
Consumer Non-Cyclical – 0.0%(e)
1261229 B.C. Ltd., Initial Term Loan, (1M USD CME Term SOFR + 6.25%), 10.21%, 10/08/30	$39,900	$39,586
Consumer Services – 0.1%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, (1M USD CME Term SOFR + 2.75%, 0.75% Floor), 6.71%, 8/12/28	9,999	9,996
WW International, Inc., Initial Term Loan, (3M USD CME Term SOFR + 6.80%), 10.80%, 6/24/30	130,232	115,147
		125,143
Containers & Packaging – 0.1%
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.21%, 4/01/32	94,888	94,632
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan, 4/01/32(o)	1,663	1,659
		96,291
Electric Utilities – 0.0%(e)
Talen Energy Supply LLC, Initial Term B Loan, 10/25/32(n)	40,000	39,800
Electrical Equipment – 0.1%
Alpha Generation LLC, Initial Term B Loan, (1M USD CME Term SOFR + 2.00%), 5.96%, 9/30/31	79,200	79,245
Engineering & Construction – 0.0%(e)
Osmose Utilities Services, Inc., Initial Term Loan, 6/23/28(n)	40,000	38,300
Entertainment Content – 0.1%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 9.65%, 2/10/27	76,243	53,434
Versant Media Group, Inc., Term Loan B, 10/23/30(n)	70,000	69,679
		123,113
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Health Care Facilities & Services – 0.6%
Aveanna Healthcare LLC, 2025 Incremental Term Loan, (1M USD CME Term SOFR + 3.75%), 7.71%, 9/17/32	$90,000	$90,174
Global Medical Response, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 7.38%, 10/01/32	132,370	132,880
LifePoint Health, Inc., 2024-1 Refinancing Term Loan,
(3M USD CME Term SOFR + 3.75%), 7.65%, 5/17/31	93,503	93,476
(1M USD CME Term SOFR + 3.75%), 7.78%, 5/17/31	236	236

LifePoint Health, Inc., 2024-2 Refinancing Term Loan, (3M USD CME Term SOFR + 3.50%), 7.66%, 5/19/31	39,601	39,551
MPH Acquisition Holdings LLC, Exchange First Out Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 7.59%, 12/31/30	14,766	14,732
MPH Acquisition Holdings LLC, Second Out Term Loan, (3M USD CME Term SOFR + 4.60%, 0.50% Floor), 8.70%, 12/31/30	122,406	115,495
Sonrava Health Holdings LLC, Second-Out Term Loan, (3M USD CME Term SOFR + 1.00%, 0.75% Floor), 5.28%, 8/18/28	320,017	57,603
Sotera Health Holdings LLC, 2025 Refinancing Term Loan, (3M USD CME Term SOFR + 2.50%), 6.34%, 5/30/31	188,562	189,033
TEAM Services Group LLC, Incremental Term Loan, (3M USD CME Term SOFR + 5.25%), 9.09%, 12/20/27	29,775	29,688
TEAM Services Group LLC, Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.10%, 12/20/27	39,483	39,327
		802,195
	Par(a)	Value
Household Products – 0.1%
Opal Bidco SAS Facility B-2, (3M USD CME Term SOFR + 3.25%), 7.25%, 4/28/32	$170,000	$170,665
Industrial Support Services – 0.0%(e)
Accession Risk Management Group, Inc., Tranche B Term Loan, (3M USD CME Term SOFR + 4.75%), 9.08%, 11/01/29	1	1
Institutional Financial Services – 0.2%
Jane Street Group LLC, Seventh Amendment Extended Term Loan,
(3M USD CME Term SOFR + 2.00%), 6.20%, 12/15/31	79,254	78,466
(3M USD CME Term SOFR + 2.00%), 5.96%, 12/15/31	14,466	14,323

VFH Parent LLC, Term B-2 Loan, (1M USD CME Term SOFR + 2.50%), 6.46%, 6/21/31	150,000	150,046
		242,835
Insurance – 0.2%
AmWINS Group, Inc., Initial Term Loan, (3M USD CME Term SOFR + 2.25%, 0.75% Floor), 6.25%, 1/30/32	93,739	93,837
Asurion LLC, New B-9 Term Loan, (1M USD CME Term SOFR + 3.25%), 7.33%, 7/31/27	90,606	90,623
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (1M USD CME Term SOFR + 2.50%), 6.46%, 7/31/31	92,909	92,868
		277,328
Internet Media & Services – 0.1%
Diamond Sports Net LLC, Term Loan, (3M USD FIXED + 0.00%), 0.00%, 1/02/28	50,766	37,770
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Internet Media & Services (Continued)
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (3M USD CME Term SOFR + 4.25%, 0.50% Floor), 8.25%, 5/03/28	$99,705	$90,445
MH Sub I LLC (Micro Holding Corp.), 2024 December New Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 8.21%, 12/31/31	67,484	53,852
		182,067
IT Services – 0.2%
Nielsen Consumer, Inc., Thirteenth Amendment Dollar Refinancing Term Loan, (1M USD CME Term SOFR + 2.50%, 0.50% Floor), 6.46%, 10/31/30	89,277	89,054
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.03%, 11/20/28	76,476	76,093
X Corp., Tranche B-3 Term Loan, (6M USD FIXED + 9.50%), 9.50%, 10/26/29	90,000	90,211
		255,358
Leisure Facilities & Services – 0.5%
Allwyn Entertainment Financing LLC, Facility B-2, (3M USD CME Term SOFR + 2.00%), 5.90%, 6/02/31	108,632	106,821
Endeavor Group Holdings, Inc., Term Loan B, (1M USD CME Term SOFR + 3.00%), 6.96%, 3/24/32	99,750	100,124
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, (3M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.75%, 11/30/30	93,735	93,219
Flutter Entertainment PLC, Third Incremental Term B Loan, (3M USD CME Term SOFR + 2.00%, 0.50% Floor), 6.00%, 6/04/32	109,725	109,039
Kingpin Intermediate Holdings LLC, Amendment No. 15 Term Loan, (1M USD CME Term SOFR + 3.25%), 7.21%, 9/22/32	150,000	145,125
	Par(a)	Value
Leisure Facilities & Services (Continued)
Peninsula Pacific Entertainment Development LLC, Closing Date Term B Facility Loan, (3M USD CME Term SOFR + 4.75%), 8.74%, 10/01/32	$81,345	$81,142
Peninsula Pacific Entertainment Development LLC, Delayed Draw Term Loan, 10/01/32(n)(o)	19,062	19,014
TKO Worldwide Holdings LLC, Additional Term B-5 Loan, (3M USD CME Term SOFR + 2.00%), 6.04%, 11/21/31	63,815	63,945
		718,429
Machinery – 0.1%
Dynamo Midco B.V., Facility B-1, (1M USD CME Term SOFR + 3.25%), 7.36%, 9/30/31	138,600	139,120
Madison IAQ LLC, 2025 Incremental Term Loan, (6M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.45%, 5/06/32	59,850	60,029
		199,149
Medical Equipment & Devices – 0.1%
Medline Borrower L.P., 2028 Refinancing Term Loan, (1M USD CME Term SOFR + 2.00%, 0.50% Floor), 5.96%, 10/23/28	91,339	91,414
Publishing & Broadcasting – 0.0%(e)
Gray Television, Inc., Term F Loan, (1M USD CME Term SOFR + 5.25%), 9.38%, 6/04/29	1,000	999
Learfield Communications LLC, 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 4.75%), 8.71%, 6/30/28	8,013	8,065
		9,064
Retail - Discretionary – 0.2%
Peer Holding III B.V., Additional Facility 3, 9/29/32(n)	30,000	30,000
Peer Holding III B.V., Facility B-4B, (3M USD CME Term SOFR + 2.50%), 6.50%, 10/28/30	93,736	94,058
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Retail - Discretionary (Continued)
Peer Holding III B.V., Facility B-5B, (3M USD CME Term SOFR + 2.50%), 6.50%, 7/01/31	$89,325	$89,638
Thermostat Purchaser III, Inc., Initial Term B-1 Loan, (3M USD CME Term SOFR + 4.25%, 0.75% Floor), 8.25%, 8/31/28	76,599	76,567
		290,263
Software – 0.7%
Calabrio, Inc., First Out Term Loan, 10/25/32(n)	30,000	28,500
Cloudera, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 7.81%, 10/08/28	88,818	85,043
Cotiviti, Inc., Amendment 2 Term Loan, (1M USD CME Term SOFR + 2.75%), 6.88%, 3/26/32	119,700	114,949
Cotiviti, Inc., Initial Floating Rate Term Loan, (1M USD CME Term SOFR + 2.75%), 6.88%, 5/01/31	148,181	142,501
Dawn Bidco LLC, Term Loan B, 10/07/32(n)	120,000	119,550
Dayforce, Inc., First Amendment Refinancing Term Loan, (3M USD CME Term SOFR + 2.00%), 5.84%, 3/01/31	28,351	28,352
DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 10.96%, 2/19/29	94,212	84,555
Modena Buyer LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.25%), 8.09%, 7/01/31	93,503	91,259
Red Planet Borrower LLC, Fourth Amendment Incremental Term Loan, (1M USD CME Term SOFR + 4.00%, 0.50% Floor), 7.96%, 9/08/32	110,000	108,213
Starlight Parent LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.00%), 8.03%, 4/16/32	117,765	116,956
X.AI Corp., Fixed Term Loan, (3M USD FIXED + 0.00%), 12.50%, 6/28/30	129,675	135,348
		1,055,226
	Par(a)	Value
Specialty Finance – 0.4%
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan, (1M USD CME Term SOFR + 4.00%, 1.00% Floor), 7.96%, 3/12/29	$98,754	$99,078
Boost Newco Borrower LLC, USD Term B-2 Loan, (3M USD CME Term SOFR + 2.00%), 6.00%, 1/31/31	99,251	99,469
CFC Bidco 2022 Ltd., Initial Term Loan, (3M USD CME Term SOFR + 3.75%), 7.74%, 7/01/32	110,000	107,387
Evertec Group LLC, Incremental Term B Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.21%, 10/30/30	72,000	72,360
KREF Holdings X LLC, 2025 Replacement Term Loan, (1M USD CME Term SOFR + 2.50%), 6.55%, 3/05/32	129,426	129,749
Starwood Property Mortgage LLC, 2025 Repricing Term Loan, (1M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.71%, 11/18/27	46,870	46,870
Starwood Property Mortgage LLC, Incremental Term B-2 Loan, (1M USD CME Term SOFR + 2.25%), 6.21%, 9/24/32	50,000	50,125
		605,038
Telecommunications – 0.1%
QualityTech L.P., Term Loan, (1M USD CME Term SOFR + 3.50%), 7.61%, 11/04/31	139,300	139,474
Transportation & Logistics – 0.1%
Brown Group Holding LLC, Incremental Term B-2 Facility,
(3M USD CME Term SOFR + 2.75%, 0.50% Floor), 6.95%, 7/01/31	8,941	8,975
(1M USD CME Term SOFR + 2.75%, 0.50% Floor), 6.71%, 7/01/31	6,605	6,630
(3M USD CME Term SOFR + 2.75%, 0.50% Floor), 6.59%, 7/01/31	13,856	13,908
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Transportation & Logistics (Continued)

United AirLines, Inc., Class B Term Loan, (3M USD CME Term SOFR + 2.00%), 6.20%, 2/22/31	$148,790	$149,002
		178,515
Total Term Loans (Cost $7,610,567)		7,233,782

	Number of Shares
Warrants – 0.1%
Transportation & Logistics – 0.1%
Spirit Airlines LLC*	6,153	86,142
Total Warrants (Cost $74,903)		86,142

Investment Companies – 19.2%
Schwab U.S. REIT ETF	130,569	2,753,700
Vanguard Intermediate-Term Treasury ETF	68,022	4,093,564
Vanguard Long-Term Treasury ETF	181,237	10,401,191
Vanguard Total International Bond ETF(d)	196,909	9,815,914
Total Investment Companies (Cost $26,682,707)		27,064,369

	Par(a)/Number of Shares
Short-Term Investments – 6.7%
Corporate Bonds – 0.2%
Edison International, (5Y US Treasury CMT + 4.70%), 5.38%, 3/09/26(i)(j)	110,000	108,909

Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 8.58%, 12/03/25(c)(i)	130,000	130,148
		239,057
		Par(a)/Number of Shares	Value
Foreign Issuer Bonds – 0.0%(e)
Brazil Letras do Tesouro Nacional,0.00%, 1/01/26(p)	BRL	114,000	$20,714
Money Market Funds – 6.5%
Northern Institutional Funds - Liquid Assets Portfolio, 4.21%(q)(r)		5,559,864	5,559,864

Northern Institutional Funds - Treasury Portfolio (Premier), 3.91%(q)		3,560,350	3,560,350
			9,120,214
Total Short-Term Investments (Cost $9,361,559)			9,379,985

Number of Contracts		Notional Amount
Purchased Options – 0.0%(e)
Call Options - Over the Counter – 0.0%(e)
Chinese Yuan vs. U.S. Dollar, Strike Price CNY 7.17, Expires 11/13/25, Counterparty: JPMorgan Chase	1	776,000	29
Total Purchased Options (Premiums Paid $1,133)			29

Total Investments – 103.2% (Cost $137,733,472)	145,296,599
Liabilities less Other Assets – (3.2)%(s)	(4,568,736)
NET ASSETS – 100.0%	$140,727,863

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total value of $29,326,829 or 20.84% of net assets.

(c)	Variable or floating rate security. Rate as of October 31, 2025 is disclosed.
(d)	Security either partially or fully on loan. (See Note 6.)
(e)	Amount rounds to less than 0.05%.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(f)	Security sold outside United States without registration under the Securities Act of 1933.
(g)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(h)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(i)	Perpetual bond. Maturity date represents next call date.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2025 is disclosed.
(k)	Issuer has defaulted on terms of debt obligation.
(l)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2025 is disclosed.

(m)	Step coupon bond. Rate as of October 31, 2025 is disclosed.
(n)	Position is unsettled. Contract rate was not determined at October 31, 2025 and does not take effect until settlement date.
(o)	Unfunded loan commitment. As of October 31, 2025, total value of unfunded loan commitment is $20,673.
(p)	Zero coupon bond.
(q)	7-day current yield as of October 31, 2025 is disclosed.
(r)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
(s)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CDX	Credit Default Swap Index
CETIP	Câmara de Custódia e Liquidação
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
CR	Custodial Receipts
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
INR	Indian Rupee
JMD	Jamaican Dollar
L.P.	Limited Partnership
LLC	Limited Liability Company
MXN	Mexican Peso
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	United States Secured Overnight Financing Rate
TIIE	Tasa de Interés Interbancaria de Equilibrio
ULC	Unlimited Liability Corporation
USD	United States Dollar
UYU	Uruguay Peso
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund

Futures Contracts outstanding at October 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	2	12/10/2025	EUR	298,283	$2,980
10-Year Australian Treasury Bond	7	12/15/2025	AUD	520,357	(1,280)
U.S. Treasury Long Bond	16	12/19/2025	USD	1,877,000	49,477
Ultra U.S. Treasury Bond	2	12/19/2025	USD	242,562	8,312
Long Gilt	2	12/29/2025	GBP	245,977	8,787
2-Year U.S. Treasury Note	8	12/31/2025	USD	1,665,937	(313)
5-Year U.S. Treasury Note	53	12/31/2025	USD	5,788,180	(656)
Total Long Contracts					$67,307
Short Contracts
10-Year U.S. Treasury Note	(6)	12/19/2025	USD	676,031	$4,500
CME 3-Month SOFR	(3)	3/16/2027	USD	726,600	(187)
Total Short Contracts					$4,313
					$71,620

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

1/16/26	U.S. Dollars	158,219	British Pounds	117,642	BNP Paribas	$3,670
12/02/25	U.S. Dollars	266,609	Brazilian Reals	1,435,330	JPMorgan Chase	1,975
11/04/25	U.S. Dollars	534,298	Brazilian Reals	2,870,660	JPMorgan Chase	1,258
1/16/26	U.S. Dollars	116,632	Mexican Pesos	2,166,356	Goldman Sachs	990
11/14/25	Chinese Offshore Yuan	1,190,042	U.S. Dollars	167,000	JPMorgan Chase	221
1/16/26	Chinese Offshore Yuan	316,792	U.S. Dollars	44,629	Citibank	79
1/16/26	U.S. Dollars	2,741	Euro	2,360	JPMorgan Chase	9
Total Unrealized Appreciation						$8,202

1/16/26	Australian Dollars	314,324	U.S. Dollars	206,019	Citibank	$(208)
1/16/26	U.S. Dollars	158,000	Chinese Offshore Yuan	1,122,118	JPMorgan Chase	(360)
1/16/26	U.S. Dollars	413,755	Indian Rupees	36,930,481	Citibank	(427)
1/16/26	Euro	57,000	U.S. Dollars	66,465	Goldman Sachs	(475)
1/16/26	Indian Rupees	18,240,104	U.S. Dollars	206,259	Citibank	(1,693)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
11/04/25	Brazilian Reals	2,870,660	U.S. Dollars	534,963	JPMorgan Chase	$(1,924)
1/16/26	Japanese Yen	37,112,018	U.S. Dollars	247,980	JPMorgan Chase	(5,256)
Total Unrealized Depreciation						$(10,343)
Net Unrealized Depreciation						$(2,141)

Interest Rate Swap Contracts outstanding at October 31, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day MXN TIIE Funding Rate (Monthly)	8.90% (Monthly)	11/16/2029	MXN	20,240,000	$66,234	$—	$66,234
1-Day MXN TIIE Funding Rate (Monthly)	8.89% (Monthly)	11/10/2034	MXN	3,550,000	15,542	—	15,542
Total					$81,776	$—	$81,776

Interest Rate Swap Contracts outstanding at October 31, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	11.03% (At Maturity)	JPMorgan Chase	1/02/2026	BRL	4,988,414	$(30,359)	$—	$(30,359)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	10.26% (At Maturity)	JPMorgan Chase	1/02/2029	BRL	3,493,323	(87,421)	—	(87,421)
Total						$(117,780)	$—	$(117,780)
Credit Default Swap Contracts outstanding - Buy Protection as of October 31, 2025:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
MGM Resorts International, 4.75%, Due: 10/15/2028 (Pay Quarterly)	5.00%	6/20/2030	USD	75,000	$(9,811)	$(9,404)	$(407)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 45 (Pay Quarterly)	5.00%	12/20/2030	USD	211,700	$(16,686)	$(15,895)	$(791)
Total					$(26,497)	$(25,299)	$(1,198)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2025: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment, Inc., 4.63%, Due: 10/15/2029 (Pay Quarterly)	2.89%	5.00%	6/20/2030	USD	75,000	$6,770	$7,691	$(921)
Total						$6,770	$7,691	$(921)

Total Return Swap Contracts outstanding as of October 31, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR + 0.04% (At Maturity)	Western Asset Management Emerging Markets Frontier Custom Basket	1/08/2026	JPMorgan Chase	USD	465,000	$22,015	$—	$22,015
Total						$22,015	$—	$22,015
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$5,082,469	$—	$5,082,469
Common Stocks	37,585,688	26,987,959	— *	64,573,647
Convertible Bonds	—	30,856	—	30,856
Corporate Bonds	—	12,257,708	196,756	12,454,464
Foreign Government Inflation-Linked Bonds	—	1,638	—	1,638
Foreign Issuer Bonds	—	7,065,759	—	7,065,759
Master Limited Partnerships	3,048,314	—	—	3,048,314
Mortgage-Backed Securities	—	9,275,145	—	9,275,145
Term Loans	—	7,233,782	—	7,233,782
Warrants	—	86,142	—	86,142
Investment Companies	27,064,369	—	—	27,064,369
Short-Term Investments	9,120,214	259,771	—	9,379,985
Purchased Options	—	29	—	29
Total Investments	$76,818,585	$68,281,258	$196,756	$145,296,599

*Includes securities determined to have no value as of October 31, 2025.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$74,056	$—	$—	$74,056
Forward Foreign Currency Exchange Contracts	—	8,202	—	8,202
Swap Contracts	—	103,791	—	103,791
Total Assets - Derivative Financial Instruments	$74,056	$111,993	$—	$186,049
Liabilities:
Futures Contracts	$(2,436)	$—	$—	$(2,436)
Forward Foreign Currency Exchange Contracts	—	(10,343)	—	(10,343)
Swap Contracts	—	(119,899)	—	(119,899)
Total Liabilities - Derivative Financial Instruments	$(2,436)	$(130,242)	$—	$(132,678)
Net Derivative Financial Instruments	$71,620	$(18,249)	$—	$53,371
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund

	Par(a)	Value
Long Positions – 112.9%
Asset-Backed Securities – 8.4%
Commercial Support Services – 0.0%(b)
DB Master Finance LLC, Series 2025-1A, Class A2II, 5.17%, 8/20/55(c)(d)	$150,000	$150,973
Consumer Services – 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-2A, Class A, 5.12%, 8/20/31(c)	1,000,000	1,028,398
Series 2025-2A, Class B, 5.51%, 8/20/31(c)	600,000	616,793
		1,645,191
Leisure Facilities & Services – 0.0%(b)
Five Guys Holdings, Inc., Series 2023-1A, Class A2, 7.55%, 1/26/54(c)	297,000	307,944
Other – 8.0%
AASET, Series 2025-1A, Class A, 5.94%, 2/16/50(c)	256,738	261,266
AASET MT-1 Ltd., Series 2025-2A, Class A, 5.52%, 2/16/50(c)	536,942	539,871
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 2/15/33(c)	304,000	306,118
AGL CLO 42 Ltd.,
Series 2025-42A, Class A1, (3M CME Term SOFR + 1.30%), 5.57%, 7/22/38(c)(e)	250,000	250,489
Series 2025-42A, Class B, (3M CME Term SOFR + 1.65%), 5.92%, 7/22/38(c)(e)	2,800,000	2,803,836
Series 2025-42A, Class C, (3M CME Term SOFR + 1.80%), 6.07%, 7/22/38(c)(e)	350,000	350,566

AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3M CME Term SOFR + 1.24%), 5.10%, 1/20/38(c)(e)	250,000	250,411
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.35%), 5.39%, 8/20/42(c)(e)	180,000	180,024
	Par(a)	Value
Other (Continued)
Ares Direct Lending CLO 6 LLC,
Series 2025-2A, Class A1, (3M CME Term SOFR + 1.45%), 5.20%, 10/16/37(c)(e)	$400,000	$401,429
Series 2025-2A, Class B, (3M CME Term SOFR + 1.80%), 5.55%, 10/16/37(c)(e)	750,000	749,997

Ares Direct Lending CLO 7 LLC, Series 2025-3A, Class B, (3M CME Term SOFR + 1.85%), 5.74%, 1/20/38(c)(d)(e)	250,000	250,253
BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, (3M CME Term SOFR + 1.45%), 5.35%, 7/15/36(c)(e)	1,650,000	1,651,209
BDS LLC, Series 2025-FL15, Class AS, (1M CME Term SOFR + 1.65%), 5.68%, 3/19/43(c)(e)	850,000	849,635
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1R3, (3M CME Term SOFR + 1.30%), 5.18%, 7/20/38(c)(e)	322,000	322,656
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ARR, (3M CME Term SOFR + 1.29%), 5.19%, 7/15/37(c)(e)	250,000	250,450
Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, (3M CME Term SOFR + 1.31%), 5.47%, 10/23/38(c)(e)	250,000	250,616
Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, 11/20/54(c)	1,000,000	1,011,368
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3M CME Term SOFR + 1.26%), 5.15%, 10/20/30(c)(e)	63,461	63,502
BSPRT Issuer LLC, Series 2025-FL12, Class B, (1M CME Term SOFR + 1.95%), 6.05%, 1/17/43(c)(e)	150,000	149,773
BXMT Ltd., Series 2025-FL5, Class A, (1M CME Term SOFR + 1.64%), 5.67%, 10/18/42(c)(e)	116,000	115,488
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Canyon CLO Ltd., Series 2020-3A, Class A1R, (3M CME Term SOFR + 1.40%, 1.40% Floor), 5.30%, 10/15/37(c)(e)	$330,000	$330,649
Carbone CLO Ltd., Series 2017-1A, Class A1, (3M CME Term SOFR + 1.40%), 5.29%, 1/20/31(c)(e)	23,915	23,936
CARS-DB4 L.P., Series 2020-1A, Class A6, 3.81%, 2/15/50(c)	244,531	231,052
Carva CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3M CME Term SOFR + 1.42%, 1.42% Floor), 5.28%, 10/22/37(c)(e)	250,000	250,674
Castlelake Aircraft Structured Trust,
Series 2025-2A, Class A, 5.47%, 8/15/50(c)	1,677,926	1,695,698
Series 2025-3A, Class A, 5.09%, 11/15/50(c)(d)	550,000	549,983
Cerberus Loan Funding 50 LLC,
Series 2025-1A, Class A, (3M CME Term SOFR + 1.65%), 5.55%, 7/15/37(c)(e)	800,000	805,309
Series 2025-1A, Class B, (3M CME Term SOFR + 1.95%), 5.85%, 7/15/37(c)(e)	800,000	802,768
Cerberus Loan Funding 51 LLC,
Series 2025-2A, Class A, (3M CME Term SOFR + 1.52%), 5.64%, 10/15/37(c)(e)	500,000	502,878
Series 2025-2B, Class B, (3M CME Term SOFR + 1.82%), 5.94%, 10/15/37(c)(e)	500,000	501,172

Cerberus Loan Funding 52 LLC, Series 2025-3A, Class A, (3M CME Term SOFR + 1.52%), 5.49%, 10/15/37(c)(e)	400,000	402,318
CIFC Funding Ltd., Series 2017-4A, Class A1R, (3M CME Term SOFR + 1.21%, 0.95% Floor), 5.08%, 10/24/30(c)(e)	38,908	38,906
	Par(a)	Value
Other (Continued)

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 3.86%, 3.75% Floor), 7.86%, 7/25/37(e)	$500,000	$494,689
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 6/20/50(c)	821,313	830,461
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.32%, 5/25/50(c)	1,000,000	1,015,089
CWABS Asset-Backed Certificates Trust, Series 2006-14, Class M1, (1M CME Term SOFR + 0.55%, 0.44% Floor), 4.54%, 2/25/37(e)	110,151	115,854
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/51(c)	818,125	729,021
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.18%, 0.90% Floor), 5.09%, 10/15/30(c)(e)	46,083	46,131
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, (3M CME Term SOFR + 1.31%), 5.19%, 4/20/38(c)(e)	750,000	751,361
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, (3M CME Term SOFR + 1.15%, 1.15% Floor), 5.36%, 8/15/31(c)(e)	129,962	129,945
EFMT, Series 2025-CES4, Class A1, (Step to 6.43% on 8/25/29), 5.43%, 6/25/60(c)(f)	991,283	997,446
Eldridge CLO Ltd., Series 2025-1A, Class B, (3M CME Term SOFR + 1.65%), 5.54%, 10/20/38(c)(d)(e)	400,000	400,000
FIGRE Trust,
Series 2025-HE1, Class A, 5.83%, 1/25/55(c)	758,855	769,729
Series 2025-PF1, Class A, 5.76%, 6/25/55(c)	707,970	717,553
Series 2025-PF1, Class B, 5.91%, 6/25/55(c)	646,245	654,985
Series 2025-PF2, Class A, 5.02%, 10/25/55(c)	295,658	294,699
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 6.05%, 10/25/33(e)	$180,187	$179,022
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 4.35%, 10/25/36(e)	24,803	16,128
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 4.43%, 10/25/36(e)	14,471	9,589

FNA 8 LLC, Series 2025-1, Class A, 5.62%, 3/15/45(c)	87,287	87,738
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class B, (3M CME Term SOFR + 1.60%, 1.60% Floor), 5.48%, 1/20/39(c)(e)	610,000	611,461
Golub Capital Partners CLO 16M-R3,
Series 2013-16A, Class A1R3, (3M CME Term SOFR + 1.63%), 5.95%, 8/09/39(c)(e)	1,500,000	1,506,149
Series 2013-16A, Class BR3, (3M CME Term SOFR + 1.95%), 6.27%, 8/09/39(c)(e)	1,600,000	1,602,785

Golub Capital Partners CLO 49M Ltd., Series 2020-49A, Class A1R2, (3M CME Term SOFR + 1.52%), 5.84%, 7/20/38(c)(e)	850,000	852,139
Golub Capital Partners CLO 54M L.P, Series 2021-54A, Class A2R, (3M CME Term SOFR + 1.70%), 5.80%, 8/05/37(c)(e)	800,000	802,104
Golub Capital Partners CLO 69M, Series 2023-69A, Class BR, (3M CME Term SOFR + 1.70%), 5.59%, 11/09/38(c)(d)(e)	1,100,000	1,100,000
Golub Capital Partners CLO 83M, Series 2025-83A, Class B, (3M CME Term SOFR + 1.70%), 5.54%, 11/09/38(c)(e)	400,000	400,011
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A, 5.35%, 10/20/46(c)	106,956	108,179
	Par(a)	Value
Other (Continued)
GoodLeap Home Improvement Solutions Trust,
Series 2025-1A, Class A, 5.38%, 2/20/49(c)	$228,400	$231,306
Series 2025-1A, Class B, 6.27%, 2/20/49(c)	44,626	45,207

GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class B, 5.07%, 6/25/60(c)	850,000	855,963
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, (30D Average SOFR + 1.55%), 5.73%, 10/25/55(c)(e)	471,077	472,380
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.14%, 3/25/36(g)	39,721	27,477
HLEND CLO LLC, Series 2025-4A, Class B, (3M CME Term SOFR + 1.85%), 6.07%, 8/15/37(c)(e)	1,650,000	1,652,641
Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, 6/20/54(c)	800,000	812,292
HPS Private Credit CLO LLC, Series 2025-3A, Class B, (3M CME Term SOFR + 2.05%), 6.31%, 7/20/37(c)(e)	3,250,000	3,256,727
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B2, (30D Average SOFR + 1.35%), 5.53%, 10/20/32(c)(e)	146,832	147,262
Series 2025-2, Class B2, (30D Average SOFR + 1.20%), 5.38%, 9/20/33(c)(e)	223,827	223,907
JCP Direct Lending CLO LLC,
Series 2023-1A, Class A1R, (3M CME Term SOFR + 1.65%), 5.53%, 7/20/37(c)(e)	350,000	351,048
Series 2023-1A, Class AJR, (3M CME Term SOFR + 1.78%), 5.66%, 7/20/37(c)(e)	1,000,000	1,004,528

Lendmark Funding Trust, Series 2025-1A, Class A, 4.94%, 9/20/34(c)	145,000	146,532
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 4.41%, 7/25/36(e)	$697,040	$275,767
Lyra Music Assets Delaware L.P., Series 2025-1A, Class A2, 5.60%, 9/20/65(c)	100,000	101,097
Madison Park Funding LXV Ltd., Series 2025-65A, Class C, (3M CME Term SOFR + 1.80%), 6.12%, 7/16/38(c)(e)	800,000	801,167
Madison Park Funding LXXIII Ltd., Series 2025-73A, Class B, (3M CME Term SOFR + 1.70%), 5.66%, 10/17/38(c)(e)	250,000	250,396
MAPS Trust, Series 2021-1A, Class A, 2.52%, 6/15/46(c)	1,698,305	1,623,546
Mariner Finance Issuance Trust,
Series 2024-BA, Class A, 4.91%, 11/20/38(c)	134,000	135,931
Series 2055-AA, Class A, 4.98%, 5/20/38(c)	219,000	220,818

MFA Trust, Series 2024-NPL1, Class A1, (Step to 0.38% on 11/25/25), 6.33%, 9/25/54(f)	90,054	90,158
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8, Class A2FP, (1M CME Term SOFR + 0.18%, 0.07% Floor), 4.18%, 10/25/36(e)	29,289	12,858
Series 2007-HE2, Class A2B, (1M CME Term SOFR + 0.20%, 0.09% Floor), 4.20%, 1/25/37(e)	1,758,508	809,740

Navigator Aviation Ltd., Series 2025-1, Class A, 5.11%, 10/15/50(c)	250,000	247,535
Nelnet Student Loan Trust,
Series 2025-AA, Class A1B, (30D Average SOFR + 1.10%), 5.33%, 3/15/57(c)(e)	95,476	95,121
Series 2025-BA, Class A1B, (30D Average SOFR + 1.35%), 5.58%, 5/17/55(c)(e)	228,329	229,203
	Par(a)	Value
Other (Continued)
Nelnet Student Loan Trust,
Series 2025-BA, Class B, 4.98%, 5/17/55(c)	$160,000	$160,086
Series 2025-BA, Class C, 5.38%, 5/17/55(c)	120,000	120,527
Series 2025-BA, Class D, 6.04%, 5/17/55(c)	100,000	100,128

Neuberger Berman CLO Ltd., Series 2019-32RA, Class B, (3M CME Term SOFR + 1.65%), 5.98%, 7/20/39(c)(e)	800,000	801,392
Obsidian Issuer LLC, Series 2025-1A, Class A, 6.93%, 5/15/55(c)	900,000	911,531
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, (3M CME Term SOFR + 1.22%, 1.22% Floor), 5.11%, 1/16/37(c)(e)	250,000	250,249
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, (Step to 3.92% on 12/25/25), 5.86%, 1/25/37(f)	26,010	25,492
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3M CME Term SOFR + 1.40%), 5.28%, 4/20/38(c)(e)	500,000	497,985
OWL Rock CLO XXII LLC, Series 2025-22A, Class A, (3M CME Term SOFR + 1.47%), 5.42%, 10/20/37(c)(e)	300,000	300,875
Park Blue CLO Ltd., Series 2025-9A, Class A1, (3M CME Term SOFR + 1.35%), 5.43%, 10/20/38(c)(e)	250,000	250,503
PFP Ltd.,
Series 2025-12, Class A, (1M CME Term SOFR + 1.49%), 5.51%, 12/18/42(c)(e)	1,500,000	1,502,078
Series 2025-12, Class AS, (1M CME Term SOFR + 1.74%), 5.77%, 12/18/42(c)(e)	1,000,000	1,000,457
Series 2025-12, Class B, (1M CME Term SOFR + 2.04%), 6.07%, 12/18/42(c)(e)	200,000	200,015

QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 5/25/55(c)	1,600,000	1,623,068
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Other (Continued)
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, (Step to 6.47% on 7/25/29), 5.47%, 6/25/55(c)(f)		$1,598,504	$1,612,729
Series 2025-CES7, Class A1B, (Step to 6.48% on 8/25/29), 5.48%, 7/25/55(c)(f)		769,583	774,703

Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3M CME Term SOFR + 1.34%), 5.44%, 7/25/38(c)(e)		250,000	250,606
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3M CME Term SOFR + 2.00%, 2.00% Floor), 5.88%, 4/17/37(c)(e)		360,000	361,009
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%, 11/20/37(c)		212,000	215,650
Series 2024-B, Class B, 5.86%, 11/20/37(c)		100,000	101,918

Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3M CME Term SOFR + 1.39%), 5.23%, 1/30/38(c)(e)		250,000	250,720
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A, (30D Average SOFR + 1.75%), 5.93%, 6/25/55(c)(e)		734,281	735,490
Secucor Finance DAC, Series 2025-1, Class D, (1M Euribor + 3.40%), 5.30%, 9/20/36(e)	EUR	100,000	115,410
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(c)		379,673	378,835
SERVPRO Master Issuer LLC,
Series 2024-1A, Class A2, 6.17%, 1/25/54(c)		835,125	862,214
Series 2025-1A, Class A2, 5.53%, 10/25/55(d)		550,000	550,000

Silver Point CLO Ltd., Series 2024-7A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.26%, 1/15/38(c)(e)		250,000	250,706
Slam Ltd.,
Series 2021-1A, Class A, 2.43%, 6/15/46(c)		727,800	691,122
	Par(a)	Value
Other (Continued)
Slam Ltd.,
Series 2024-1A, Class A, 5.34%, 9/15/49(c)	$93,106	$94,296

SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 2/27/34(c)	319,143	319,682
Sound Point CLO Ltd., Series 2025-1RA, Class C, (3M CME Term SOFR + 2.10%), 6.30%, 2/20/38(c)(e)	1,000,000	1,003,981
SSI ABS Issuer LLC, Series 2025-1, Class A, 6.15%, 7/25/65(c)	242,642	245,865
Stack Infrastructure Issuer LLC, Series 2025-1, Class A, 5.00%, 5/25/50(c)	1,300,000	1,296,158
STAR Trust,
Series 2025-SFR6, Class A, (1M CME Term SOFR + 1.40%), 5.43%, 8/17/42(c)(e)	500,000	500,938
Series 2025-SFR6, Class B, (1M CME Term SOFR + 1.65%), 5.68%, 8/17/42(c)(e)	500,000	500,313

Store Master Funding I-VII, XIV, XIX, XX, Series 2021-1A, Class A4, 3.70%, 6/20/51(c)	293,500	260,373
STORE Master Funding LLC, Series 2025-1A, Class A5, 5.17%, 10/20/55(c)	599,750	602,612
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 9/15/45(c)	81,661	82,284
Sycamore Tree CLO Ltd., Series 2021-1A, Class AR, (3M CME Term SOFR + 1.39%, 1.39% Floor), 5.27%, 1/20/38(c)(e)	250,000	250,725
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 8/25/55(c)	250,000	248,751
Series 2025-1A, Class A2II, 5.05%, 8/25/55(c)	250,000	249,444

Towd Point Mortgage Trust, Series 2025-CES4, Class A2, (Step to 6.46% on 11/25/29), 5.46%, 10/25/65(c)(f)	450,000	451,356
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.42%, 8/09/44(c)	1,000,000	1,017,950
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Other (Continued)

Trimaran CAVU Ltd., Series 2024-1A, Class A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 5.24%, 1/25/38(c)(e)		$250,000	$250,689
Triton Container Finance IX LLC, Series 2025-1A, Class A, 5.43%, 6/20/50(c)		776,000	786,454
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.53%, 1/25/47(c)		161,507	161,956
Vantage Data Centers Germany Borrower Lux S.a.r.l., Series 2025-1X, Class A2, 4.29%, 6/28/50	EUR	171,000	201,078
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, 8/15/55(h)		850,000	855,269
Vista Point Securitization Trust, Series 2025-CES1, Class A1, (Step to 6.81% on 4/25/29), 5.81%, 4/25/55(c)(f)		1,400,942	1,408,370
Voya CLO Ltd., Series 2015-3A, Class A3R4, (3M CME Term SOFR + 1.45%), 5.33%, 10/20/31(c)(e)		250,000	250,071
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, (1M CME Term SOFR + 0.61%, 0.36% Floor), 4.61%, 4/25/37(e)		8,727,917	3,164,702
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.24%, 1/20/38(c)(e)		321,000	321,894
Washington Mutural Asset-Backed Certificates Trust,
Series 2007-HE1, Class 2A1, (1M CME Term SOFR + 0.23%, 0.12% Floor), 3.62%, 11/25/36(e)		4,040	1,264
Series 2007-HE1, Class 2A2, (1M CME Term SOFR + 0.45%, 0.34% Floor), 3.62%, 11/25/36(e)		35,633	11,191

Wellington Management CLO 5 Ltd., Series 2025-5A, Class A, (3M CME Term SOFR + 1.29%), 5.25%, 10/18/38(c)(e)		250,000	250,569
		Par(a)	Value
Other (Continued)

Wendy’s Funding LLC, Series 2022-1A, Class A2II, 4.54%, 3/15/52(c)		$145,095	$141,100
Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, 12/05/54(c)		500,000	514,870
			76,826,878
Specialty Finance – 0.2%
Dowson PLC,
Series 2024-1, Class E, (SONIO/N Index + 3.95%), 7.92%, 8/20/31(e)	GBP	116,000	151,816
Series 2024-1, Class F, (SONIO/N Index + 6.95%), 10.92%, 8/20/31(e)		170,000	220,233

Jefferies Credit Partners Direct Lending CLO Ltd., Series 2025-1A, Class B, (3M CME Term SOFR + 1.75%), 5.64%, 10/15/37(c)(d)(e)		250,000	250,000
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class A1R3, (3M CME Term SOFR + 1.32%, 1.32% Floor), 5.20%, 1/20/39(c)(e)		340,000	340,738
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50(c)		128,000	128,537
Textainer Marine Containers VII Ltd., Series 2021-3A, Class A, 1.94%, 8/20/46(c)		1,000,000	907,579
			1,998,903
Total Asset-Backed Securities (Cost $80,721,173)			80,929,889

Convertible Bonds – 0.0%(b)
Telecommunications – 0.0%(b)
WOM Chile Holdco S.p.A., 5.00%, 4/01/32(c)(i)		219,015	197,114
Total Convertible Bonds (Cost $192,421)			197,114

See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Number of Shares	Value
Convertible Preferred Stocks – 0.0%(b)
Aerospace & Defense – 0.0%(b)
Boeing (The) Co., 6.00%	800	$51,776
Total Convertible Preferred Stocks (Cost $40,000)		51,776

		Par(a)
Corporate Bonds – 15.0%
Advertising & Marketing – 0.2%
AppLovin Corp.,
5.13%, 12/01/29(j)		$400,000	408,292
5.38%, 12/01/31		980,000	1,011,477
5.95%, 12/01/54		344,000	344,664

Summer BC Holdco B S.a.r.l., (3M Euribor + 4.25%), 6.29%, 2/15/30(e)	EUR	100,000	111,953
			1,876,386
Aerospace & Defense – 0.1%
Boeing (The) Co., 7.01%, 5/01/64		158,000	180,832
L3Harris Technologies, Inc., 5.25%, 6/01/31		73,000	75,974
Northrop Grumman Corp.,
4.03%, 10/15/47		206,000	169,088
4.95%, 3/15/53		73,000	67,160

Textron, Inc., 3.38%, 3/01/28		37,000	36,267
			529,321
Asset Management – 0.3%
Apollo Management Holdings L.P., 2.65%, 6/05/30(c)(j)		360,000	330,958
Carlyle Group (The), Inc., 5.05%, 9/19/35		350,000	346,909
Dyal Capital Partners IV, Issuer A, 5.94%, 8/22/45		338,000	323,774
Dyal Capital Partners IV, Issuer B, 5.94%, 8/22/45		312,000	298,827
KKR Group Finance Co. VIII LLC, 3.50%, 8/25/50(c)		500,000	357,271
Nuveen LLC, 5.85%, 4/15/34(c)		320,000	337,581
Prime Investments Group Ltd., 11.00%, 5/01/30(c)		113,574	113,353
TPG Operating Group II L.P.,
5.88%, 3/05/34		282,000	296,149
5.38%, 1/15/36		540,000	540,989
			2,945,811
		Par(a)	Value
Automotive – 0.1%
Clarios Global L.P./Clarios U.S. Finance Co., 4.75%, 6/15/31	EUR	100,000	$117,852
Ford Motor Credit Co. LLC,
5.92%, 3/20/28		$200,000	204,344
6.80%, 11/07/28		403,000	421,103

General Motors Financial Co., Inc., 6.15%, 7/15/35(j)		70,000	73,827
			817,126
Banking – 1.5%
Bank of America Corp.,
(SOFR + 1.34%), 5.93%, 9/15/27(k)		343,000	347,942
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(k)		433,000	426,305
(SOFR + 0.83%), 4.98%, 1/24/29(k)		364,000	370,488
(SOFR + 1.57%), 5.82%, 9/15/29(k)		140,000	146,116
(5Y US Treasury CMT + 2.68%), 6.63%, 5/01/30(k)(l)		800,000	832,800
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(k)		39,000	37,614
(5Y US Treasury CMT + 2.35%), 6.25%, 7/26/30(k)(l)		25,000	25,430
(SOFR + 1.00%), 5.16%, 1/24/31(k)		102,000	105,319
(SOFR + 1.37%), 1.92%, 10/24/31(k)		87,000	77,413
(SOFR + 1.32%), 2.69%, 4/22/32(j)(k)		234,000	213,841
(SOFR + 1.33%), 2.97%, 2/04/33(k)		569,000	518,872
(SOFR + 1.83%), 4.57%, 4/27/33(k)		267,000	266,561
(SOFR + 1.91%), 5.29%, 4/25/34(k)		51,000	52,769
(SOFR + 1.70%), 5.74%, 2/12/36(k)		350,000	364,274
(SOFR + 1.64%), 5.46%, 5/09/36(k)		207,000	216,561
(SOFR + 1.88%), 2.83%, 10/24/51(k)		40,000	25,916
Citigroup, Inc.,
(SOFR + 1.14%), 4.64%, 5/07/28(k)		125,000	125,812
(SOFR + 0.87%), 4.79%, 3/04/29(k)		252,000	255,273
(5Y US Treasury CMT + 2.69%), 7.13%, 8/15/29(k)(l)		400,000	412,599
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
Citigroup, Inc.,
(5Y US Treasury CMT + 2.57%), 6.75%, 2/15/30(j)(k)(l)	$400,000	$406,961
(5Y US Treasury CMT + 2.89%), 6.88%, 8/15/30(k)(l)	325,000	334,872
(SOFR + 1.34%), 4.54%, 9/19/30(k)	183,000	184,197
(SOFR + 1.42%), 2.98%, 11/05/30(k)	274,000	259,833
(SOFR + 1.15%), 2.67%, 1/29/31(k)	135,000	125,817
(SOFR + 1.46%), 4.95%, 5/07/31(k)	170,000	173,416
(SOFR + 1.17%), 4.50%, 9/11/31(k)	175,000	175,213
(SOFR + 1.35%), 3.06%, 1/25/33(k)	36,000	32,892
(SOFR + 1.94%), 3.79%, 3/17/33(j)(k)	470,000	446,999
(SOFR + 2.06%), 5.83%, 2/13/35(k)	63,000	65,471
(SOFR + 1.49%), 5.17%, 9/11/36(k)	55,000	55,684
JP Morgan Chase & Co.,
(SOFR + 1.33%), 6.07%, 10/22/27(k)	45,000	45,803
(SOFR + 0.93%), 5.57%, 4/22/28(k)	409,000	417,318
(SOFR + 0.86%), 4.51%, 10/22/28(k)	842,000	848,512
(SOFR + 0.80%), 4.92%, 1/24/29(k)	57,000	58,012
(SOFR + 1.02%), 2.07%, 6/01/29(k)	540,000	513,356
(SOFR + 1.31%), 5.01%, 1/23/30(k)	530,000	542,886
(SOFR + 1.13%), 5.00%, 7/22/30(k)	1,997,000	2,048,831
(SOFR + 1.01%), 5.14%, 1/24/31(k)	249,000	257,276
(SOFR + 1.46%), 5.29%, 7/22/35(k)	157,000	162,348
(SOFR + 1.32%), 5.50%, 1/24/36(k)	553,000	580,315
(SOFR + 1.68%), 5.57%, 4/22/36(k)	134,000	141,252
(SOFR + 2.44%), 3.11%, 4/22/51(k)	86,000	59,885

KeyBank N.A., 5.00%, 1/26/33	350,000	352,428
Wells Fargo & Co.,
(SOFR + 1.07%), 5.71%, 4/22/28(k)	259,000	264,673
	Par(a)	Value
Banking (Continued)
Wells Fargo & Co.,
(SOFR + 1.11%), 5.24%, 1/24/31(k)	$382,000	$395,363
(SOFR + 1.50%), 3.35%, 3/02/33(k)	49,000	45,684
(SOFR + 2.10%), 4.90%, 7/25/33(k)	18,000	18,272
(SOFR + 2.02%), 5.39%, 4/24/34(k)	384,000	398,814
(SOFR + 1.78%), 5.50%, 1/23/35(k)	22,000	22,966
(SOFR + 1.38%), 5.21%, 12/03/35(k)	28,000	28,637
(SOFR + 2.13%), 4.61%, 4/25/53(k)	25,000	21,940
		14,307,831
Biotechnology & Pharmaceuticals – 0.0%(b)
Amgen, Inc.,
3.00%, 1/15/52	43,000	28,563
4.40%, 2/22/62	65,000	52,054

Pfizer, Inc., 2.70%, 5/28/50	95,000	60,664
		141,281
Cable & Satellite – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/01/32	150,000	133,411
4.25%, 1/15/34(c)	118,000	99,087
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.65%, 2/01/34	25,000	26,426
6.55%, 6/01/34(j)	286,000	300,992
6.38%, 10/23/35	99,000	102,549
3.50%, 3/01/42	16,000	11,325
5.75%, 4/01/48	50,000	44,347
4.80%, 3/01/50	171,000	133,819
3.70%, 4/01/51	33,000	21,571
3.90%, 6/01/52	663,000	435,110
5.25%, 4/01/53	48,000	39,078
3.85%, 4/01/61	245,000	150,802
3.95%, 6/30/62	679,000	420,446
5.50%, 4/01/63	17,000	13,813

Comcast Corp., 2.99%, 11/01/63	212,000	118,131
Cox Communications, Inc.,
2.95%, 10/01/50(c)	160,000	92,556
5.80%, 12/15/53(c)	75,000	66,525
		2,209,988
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Chemicals – 0.0%(b)
Dow Chemical (The) Co., 6.90%, 5/15/53(j)	$200,000	$212,280
Commercial Support Services – 0.0%(b)
GXO Logistics, Inc., 6.25%, 5/06/29	320,000	336,342
Containers & Packaging – 0.0%(b)
Sonoco Products Co., 5.00%, 9/01/34(j)	340,000	335,688
Electric Utilities – 1.9%
AEP Texas, Inc.,
5.70%, 5/15/34(j)	125,000	130,435
3.45%, 5/15/51	174,000	120,486

AEP Transmission Co. LLC, 3.15%, 9/15/49	211,000	146,390
Alabama Power Co.,
6.00%, 3/01/39	28,000	30,472
3.75%, 3/01/45	12,000	9,592

Allete, Inc., 5.79%, 7/09/37	300,000	300,000
Baltimore Gas and Electric Co., 3.75%, 8/15/47	30,000	23,523
CMS Energy Corp., (5Y US Treasury CMT + 1.96%), 6.50%, 6/01/55(k)	330,000	343,317
Continuum Energy Pte. Ltd., 12.85%, 9/11/27(c)(m)	222,651	222,651
Dominion Energy, Inc.,
(5Y US Treasury CMT + 2.51%), 7.00%, 6/01/54(k)	180,000	196,615
(5Y US Treasury CMT + 2.26%), 6.00%, 2/15/56(k)	150,000	151,959
(5Y US Treasury CMT + 2.01%), 6.20%, 2/15/56(k)	225,000	227,529
Duke Energy Carolinas LLC,
3.75%, 6/01/45	349,000	278,218
3.70%, 12/01/47	41,000	31,773
Duke Energy Corp.,
3.95%, 8/15/47	88,000	69,430
3.50%, 6/15/51	95,000	67,236
5.00%, 8/15/52	114,000	102,966
5.80%, 6/15/54	246,000	248,478

Duke Energy Florida LLC, 3.00%, 12/15/51	47,000	31,033
Duke Energy Ohio, Inc.,
2.13%, 6/01/30	249,000	227,913
5.65%, 4/01/53	17,000	17,203
5.55%, 3/15/54	29,000	29,148
Duke Energy Progress LLC,
2.50%, 8/15/50	415,000	249,963
5.55%, 3/15/55	76,000	76,653
	Par(a)	Value
Electric Utilities (Continued)
FirstEnergy Corp.,
3.90%, 7/15/27	$86,000	$85,462
2.65%, 3/01/30	184,000	170,720
4.85%, 7/15/47	237,000	210,564
3.40%, 3/01/50	579,000	405,484
FirstEnergy Transmission LLC,
4.75%, 1/15/33(c)	276,000	275,712
5.00%, 1/15/35	330,000	330,811
5.45%, 7/15/44(c)	79,000	77,095
4.55%, 4/01/49(c)	200,000	173,211
Florida Power & Light Co.,
2.88%, 12/04/51	24,000	15,636
5.70%, 3/15/55	22,000	22,904
Georgia Power Co.,
4.55%, 3/15/30	82,000	83,427
4.85%, 3/15/31	75,000	76,966
4.70%, 5/15/32	82,000	83,129
4.95%, 5/17/33	31,000	31,645
3.70%, 1/30/50	29,000	22,247
3.25%, 3/15/51	25,000	17,526

MidAmerican Energy Co., 3.15%, 4/15/50	51,000	35,348
NextEra Energy Capital Holdings, Inc.,
4.69%, 9/01/27	120,000	121,296
(5Y US Treasury CMT + 2.05%), 6.38%, 8/15/55(j)(k)	307,000	319,529
NRG Energy, Inc.,
2.45%, 12/02/27(c)	350,000	335,577
4.45%, 6/15/29(c)	185,000	183,755
7.00%, 3/15/33(c)	428,000	472,429
Ohio Power Co.,
2.60%, 4/01/30	18,000	16,771
1.63%, 1/15/31	26,000	22,622
4.00%, 6/01/49	147,000	114,403
Pacific Gas and Electric Co.,
6.95%, 3/15/34	436,000	483,847
4.75%, 2/15/44	281,000	239,903
4.30%, 3/15/45	22,000	17,704
4.25%, 3/15/46	215,000	169,649
4.00%, 12/01/46	91,000	68,802
4.95%, 7/01/50	148,000	127,390
3.50%, 8/01/50	501,000	342,354
5.25%, 3/01/52	152,000	134,673
6.75%, 1/15/53	158,000	170,659
5.90%, 10/01/54	205,000	199,575
6.15%, 3/01/55	256,000	257,735
6.10%, 10/15/55	130,000	129,903
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)

PacifiCorp, (5Y US Treasury CMT + 3.32%), 7.38%, 9/15/55(j)(k)	$320,000	$336,169
PECO Energy Co.,
3.05%, 3/15/51	125,000	83,634
2.85%, 9/15/51	59,000	38,118
PG&E Corp.,
5.25%, 7/01/30	1,168,000	1,155,859
(5Y US Treasury CMT + 3.88%), 7.38%, 3/15/55(k)	475,000	488,549

Pinnacle West Capital Corp., 5.15%, 5/15/30	294,000	302,964
Sierra Pacific Power Co., (5Y US Treasury CMT + 2.55%), 6.20%, 12/15/55(k)	100,000	99,904
Southern (The) Co.,
5.70%, 10/15/32	143,000	151,567
5.20%, 6/15/33	23,000	23,664
4.25%, 7/01/36	128,000	119,570

Southwestern Public Service Co., 3.70%, 8/15/47	1,150,000	874,425
Tennessee Valley Authority,
5.25%, 2/01/55	175,000	176,612
4.63%, 9/15/60	50,000	45,867
4.25%, 9/15/65	3,950,000	3,313,027
Vistra Operations Co. LLC,
5.05%, 12/30/26(c)	135,000	135,927
4.60%, 10/15/30(c)	70,000	69,549
6.95%, 10/15/33(c)	173,000	192,429
6.00%, 4/15/34(c)	466,000	488,800
5.70%, 12/30/34(c)	425,000	436,537
		17,912,617
Electric, Gas Marketing & Trading – 0.1%
Evergy Metro, Inc., 5.13%, 8/15/35	875,000	887,770
Electrical Equipment – 0.0%(b)
Vontier Corp., 2.95%, 4/01/31	370,000	336,441
Engineering & Construction – 0.0%(b)
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(c)	500,000	355,845
Entertainment Content – 0.4%
Discovery Communications LLC, 3.95%, 3/20/28	714,000	699,613
Paramount Global,
2.90%, 1/15/27	313,000	307,440
3.38%, 2/15/28	57,000	55,574
	Par(a)	Value
Entertainment Content (Continued)
Paramount Global,
4.95%, 1/15/31	$175,000	$171,602
4.38%, 3/15/43	30,000	22,720
5.85%, 9/01/43	71,000	63,801
5.25%, 4/01/44	25,000	20,496
4.90%, 8/15/44	21,000	16,600
4.60%, 1/15/45	57,000	43,320
Warnermedia Holdings, Inc.,
3.76%, 3/15/27	2,066,000	2,045,216
5.14%, 3/15/52(j)	8,000	6,080
		3,452,462
Food – 0.1%
JBS U.S.A. Holding Lux Sarl/JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co., 5.50%, 1/15/36(c)	525,000	531,993
Mars, Inc., 5.20%, 3/01/35(c)	330,000	338,709
		870,702
Gas & Water Utilities – 0.0%(b)
Hope Gas Holdings LLC, 6.18%, 9/01/37	300,000	300,000
Health Care Facilities & Services – 0.4%
CVS Health Corp.,
4.78%, 3/25/38	9,000	8,456
5.13%, 7/20/45	44,000	39,987
6.20%, 9/15/55	50,000	51,356
Elevance Health, Inc.,
3.13%, 5/15/50	42,000	27,988
3.60%, 3/15/51	42,000	30,295
4.55%, 5/15/52	103,000	86,632
HCA, Inc.,
5.20%, 6/01/28	99,000	101,365
5.45%, 4/01/31	171,000	177,976
3.63%, 3/15/32	34,000	31,998
4.60%, 11/15/32(j)	405,000	402,485
7.50%, 11/06/33	15,000	17,359
5.60%, 4/01/34	18,000	18,737
5.45%, 9/15/34	65,000	66,880
5.75%, 3/01/35(j)	415,000	435,400
5.50%, 6/15/47	19,000	18,248
5.25%, 6/15/49	21,000	19,278
3.50%, 7/15/51	308,000	213,331
6.20%, 3/01/55	96,000	99,685
6.10%, 4/01/64	79,000	79,858

Highmark, Inc., 2.55%, 5/10/31(c)	390,000	344,308
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)

IQVIA, Inc., 6.25%, 6/01/32(c)	$700,000	$729,586
Universal Health Services, Inc., 2.65%, 10/15/30	370,000	335,797
		3,337,005
Institutional Financial Services – 1.3%
Bank of New York Mellon (The) Corp., (5Y US Treasury CMT + 2.27%), 5.95%, 12/20/30(j)(k)(l)	880,000	893,440
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(c)	250,000	262,291
Evercore, Inc., 5.47%, 7/24/32(h)	800,000	825,331
Goldman Sachs Group (The), Inc.,
(SOFR + 0.82%), 1.54%, 9/10/27(k)	17,000	16,611
(SOFR + 1.11%), 2.64%, 2/24/28(k)	275,000	269,618
(SOFR + 1.32%), 4.94%, 4/23/28(k)	414,000	418,470
(SOFR + 1.73%), 4.48%, 8/23/28(k)	297,000	298,530
(3M CME Term SOFR + 1.56%), 4.22%, 5/01/29(k)	731,000	731,309
(SOFR + 1.21%), 5.05%, 7/23/30(k)	307,000	314,143
(SOFR + 1.08%), 5.21%, 1/28/31(k)	306,000	315,763
(SOFR + 1.09%), 1.99%, 1/27/32(k)	597,000	527,912
(SOFR + 1.26%), 2.65%, 10/21/32(k)	79,000	71,064
(SOFR + 1.41%), 3.10%, 2/24/33(k)	509,000	467,004

Jefferies Financial Group, Inc., 6.20%, 4/14/34(j)	800,000	839,557
Lazard Group LLC, 5.63%, 8/01/35	550,000	559,840
Morgan Stanley,
(SOFR + 0.88%), 1.59%, 5/04/27(k)	163,000	160,793
(SOFR + 1.00%), 2.48%, 1/21/28(k)	98,000	96,053
(SOFR + 1.38%), 4.99%, 4/12/29(k)	1,066,000	1,085,823
(SOFR + 1.59%), 5.16%, 4/20/29(k)	127,000	129,839
(SOFR + 0.91%), 4.13%, 10/18/29(k)	340,000	339,206
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.83%), 6.41%, 11/01/29(j)(k)	$127,000	$134,641
(SOFR + 1.45%), 5.17%, 1/16/30(k)	20,000	20,539
(SOFR + 1.22%), 5.04%, 7/19/30(j)(k)	1,053,000	1,080,412
(SOFR + 1.11%), 5.23%, 1/15/31(j)(k)	513,000	529,614
(SOFR + 1.14%), 2.70%, 1/22/31(k)	18,000	16,850
(SOFR + 1.03%), 1.79%, 2/13/32(k)	579,000	506,383
(SOFR + 1.18%), 2.24%, 7/21/32(k)	41,000	36,294
(SOFR + 1.29%), 2.94%, 1/21/33(k)	67,000	60,984
(SOFR + 1.87%), 5.25%, 4/21/34(k)	237,000	244,602
(SOFR + 1.58%), 5.83%, 4/19/35(k)	320,000	341,194
(5Y US Treasury CMT + 1.80%), 5.94%, 2/07/39(k)	320,000	335,878

Thor FinanceCo LLC, 5.22%, 10/30/30	300,000	300,000
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(c)	520,000	544,161
		12,774,149
Insurance – 1.4%
200 Park Funding Trust, 5.74%, 2/15/55(c)	500,000	505,749
Accident Fund Insurance Co. of America, 8.50%, 8/01/32(c)(j)	360,000	356,746
American National Global Funding, 5.25%, 6/03/30(c)	350,000	356,625
American National Group, Inc.,
5.00%, 6/15/27	495,000	497,977
6.00%, 7/15/35	75,000	76,193
(5Y US Treasury CMT + 3.18%), 7.00%, 12/01/55(k)	275,000	280,843

Americo Life, Inc., 3.45%, 4/15/31(c)	370,000	336,120
AmFam Holdings, Inc.,
2.81%, 3/11/31(c)	390,000	339,148
3.83%, 3/11/51(c)	200,000	134,670

Assured Guaranty U.S. Holdings, Inc., 3.60%, 9/15/51	500,000	360,265
Athene Global Funding, 5.03%, 7/17/30(c)	500,000	507,271
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Insurance (Continued)

Beacon Funding Trust, 6.27%, 8/15/54(c)	$340,000	$349,359
Belrose Funding Trust II, 6.79%, 5/15/55(c)	320,000	340,894
CNO Financial Group, Inc., 6.45%, 6/15/34	320,000	339,580
Corebridge Global Funding, 4.90%, 8/21/32(c)	350,000	352,105
Corebridge Life Holdings, Inc., 8.13%, 3/15/46(c)	270,000	328,085
Enstar Group Ltd., (5Y US Treasury CMT + 3.19%), 7.50%, 4/01/45(c)(k)	320,000	334,361
Equitable Holdings, Inc., (5Y US Treasury CMT + 2.39%), 6.70%, 3/28/55(j)(k)	410,000	429,867
Farmers Insurance Exchange, (10Y US Treasury CMT + 3.86%), 7.00%, 10/15/64(c)(k)	330,000	342,124
Fortitude Group Holdings LLC, 6.25%, 4/01/30(c)	320,000	332,311
GA Global Funding Trust, 4.50%, 9/18/30(c)	150,000	147,964
Global Atlantic Fin Co., 7.95%, 6/15/33(c)	570,000	653,497
Globe Life, Inc., 5.85%, 9/15/34	320,000	336,046
Hanover Insurance Group (The), Inc., 5.50%, 9/01/35	200,000	203,166
Jackson National Life Global Funding, 4.70%, 6/05/28(c)	1,198,000	1,208,744
Maple Grove Funding Trust I, 4.16%, 8/15/51(c)	700,000	496,385
MetLife, Inc., (5Y US Treasury CMT + 2.08%), 6.35%, 3/15/55(k)	480,000	508,920
Mutual of Omaha Insurance Co., (10Y US Treasury CMT + 2.95%), 6.14%, 1/16/64(c)(k)	330,000	345,425
Nassau Cos. of New York (The), 7.88%, 7/15/30(c)(j)	100,000	101,987
Nationwide Mutual Insurance Co., 4.35%, 4/30/50(c)	650,000	518,001
Omnis Funding Trust, 6.72%, 5/15/55(c)	400,000	426,622
PartnerRe Finance B LLC, (5Y US Treasury CMT + 3.82%), 4.50%, 10/01/50(j)(k)	590,000	560,719
	Par(a)	Value
Insurance (Continued)

Penn Mutual Life Insurance (The) Co., 3.80%, 4/29/61(c)(j)	$510,000	$346,363
Prudential Financial, Inc., (5Y US Treasury CMT + 3.04%), 3.70%, 10/01/50(k)	360,000	335,353
Reinsurance Group of America, Inc., 5.75%, 9/15/34	320,000	334,045
Symetra Life Insurance Co., 6.55%, 10/01/55(c)	150,000	158,087
Trustage Financial Group, Inc., 4.63%, 4/15/32(c)	350,000	336,309
		13,917,926
Internet Media & Services – 0.2%
Beignet Investor LLC, 6.58%, 5/30/49(c)	1,285,000	1,370,719
Meta Platforms, Inc.,
4.65%, 8/15/62	284,000	236,299
5.75%, 5/15/63(j)	155,000	154,527
5.55%, 8/15/64	51,000	49,383
		1,810,928
IT Services – 0.3%
Gartner, Inc.,
4.50%, 7/01/28(c)	659,000	653,581
3.63%, 6/15/29(c)	533,000	511,693
3.75%, 10/01/30(c)	72,000	68,117

QTS Thunder Managing Issuer LLC, 5.42%, 8/21/32	1,625,000	1,625,000
		2,858,391
Leisure Facilities & Services – 0.2%
Carnival Corp., 5.75%, 8/01/32(c)	215,000	220,866
Hyatt Hotels Corp., 5.75%, 3/30/32(j)	320,000	333,928
Marriott International, Inc., 5.25%, 10/15/35	330,000	333,623
Royal Caribbean Cruises Ltd., 5.38%, 1/15/36	90,000	90,610
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 5/01/32(c)	900,000	913,879
		1,892,906
Leisure Products – 0.0%(b)
Polaris, Inc., 6.95%, 3/15/29(j)	310,000	329,679
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Machinery – 0.1%
Entegris, Inc., 4.75%, 4/15/29(c)	$540,000	$536,660
Flowserve Corp.,
3.50%, 10/01/30	197,000	187,622
2.80%, 1/15/32	62,000	55,153
		779,435
Medical Equipment & Devices – 0.0%(b)
Becton Dickinson & Co., 5.08%, 6/07/29	68,000	69,806
Solventum Corp.,
5.40%, 3/01/29	54,000	55,848
5.60%, 3/23/34	131,000	136,244
		261,898
Oil & Gas Supply Chain – 3.1%
Antero Resources Corp.,
7.63%, 2/01/29(c)	110,000	111,979
5.38%, 3/01/30(c)	862,000	867,925

Boardwalk Pipelines L.P., 5.63%, 8/01/34	330,000	341,786
BP Capital Markets America, Inc.,
4.89%, 9/11/33	65,000	66,143
5.23%, 11/17/34	174,000	180,008

BP Capital Markets PLC, (5Y US Treasury CMT + 1.92%), 6.13%, 3/18/35(k)(l)	830,000	866,254
Cameron LNG LLC, 3.40%, 1/15/38(c)	447,000	390,689
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	521,000	439,017
Cheniere Energy Partners L.P.,
4.00%, 3/01/31	320,000	308,967
3.25%, 1/31/32(j)	385,000	351,718
5.95%, 6/30/33	320,000	337,707
5.75%, 8/15/34	184,000	191,255
5.55%, 10/30/35(c)	50,000	51,168

Cheniere Energy, Inc., 5.65%, 4/15/34	1,083,000	1,120,143
CNX Resources Corp., 7.25%, 3/01/32(c)	145,000	151,184
Diamondback Energy, Inc.,
3.25%, 12/01/26	1,177,000	1,166,276
3.50%, 12/01/29	1,017,000	982,014
3.13%, 3/24/31	666,000	619,110

DT Midstream, Inc., 5.80%, 12/15/34(c)	360,000	371,887
Energy Transfer L.P.,
7.38%, 2/01/31(c)	294,000	306,271
5.95%, 5/15/54	311,000	300,195
6.20%, 4/01/55	340,000	339,140
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
EQT Corp.,
7.50%, 6/01/27	$225,000	$228,846
6.50%, 7/01/27	225,000	230,283
3.90%, 10/01/27	608,000	603,423
5.70%, 4/01/28	390,000	402,744
5.50%, 7/15/28	31,000	31,175
5.00%, 1/15/29	674,000	682,175
4.50%, 1/15/29	910,000	910,167
7.00%, 2/01/30	428,000	464,511
7.50%, 6/01/30	1,157,000	1,274,648
4.75%, 1/15/31(j)	1,781,000	1,782,635
3.63%, 5/15/31(c)	1,108,000	1,036,957
5.75%, 2/01/34(j)	147,000	153,871
Expand Energy Corp.,
5.88%, 2/01/29(c)(j)	83,000	83,201
5.38%, 2/01/29	377,000	377,157
6.75%, 4/15/29(c)	317,000	319,589
5.38%, 3/15/30	219,000	222,229
4.75%, 2/01/32	86,000	84,424
5.70%, 1/15/35	1,018,000	1,047,930

Florida Gas Transmission Co. LLC, 5.75%, 7/15/35(c)	200,000	208,096
Gulfstream Natural Gas System LLC, 5.60%, 7/23/35(c)	325,000	332,847
HF Sinclair Corp.,
5.50%, 9/01/32	200,000	203,377
6.25%, 1/15/35	330,000	345,014

Kinder Morgan Energy Partners L.P., 5.80%, 3/15/35	320,000	336,318
Midwest Connector Capital Co. LLC, 4.63%, 4/01/29(c)	330,000	331,362
MPLX L.P.,
5.40%, 9/15/35	525,000	527,169
6.20%, 9/15/55(j)	325,000	326,928

NGPL PipeCo LLC, 3.25%, 7/15/31(c)	446,000	406,218
ONEOK, Inc.,
5.40%, 10/15/35	275,000	276,013
7.15%, 1/15/51	300,000	332,454
6.25%, 10/15/55	275,000	275,341
Phillips 66 Co.,
(5Y US Treasury CMT + 2.28%), 5.88%, 3/15/56(k)	87,000	86,481
(5Y US Treasury CMT + 2.17%), 6.20%, 3/15/56(k)	50,000	50,497
Plains All American Pipeline L.P./PAA Finance Corp.,
5.70%, 9/15/34	420,000	431,551
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Plains All American Pipeline L.P./PAA Finance Corp.,
5.60%, 1/15/36	$375,000	$378,872
4.70%, 6/15/44	100,000	85,503

Rockies Express Pipeline LLC, 6.88%, 4/15/40(c)	400,000	412,419
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	355,000	357,045
4.50%, 5/15/30	494,000	495,752
5.90%, 9/15/37	236,291	247,526
Targa Resources Corp.,
6.15%, 3/01/29	117,000	123,151
4.20%, 2/01/33	228,000	217,081
5.65%, 2/15/36	350,000	358,913
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.88%, 1/15/29	320,000	325,094
4.88%, 2/01/31	261,000	261,604

Venture Global LNG, Inc., 9.50%, 2/01/29(c)(j)	510,000	548,894
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(c)	200,000	211,822
Viper Energy Partners LLC,
4.90%, 8/01/30	468,000	471,271
5.70%, 8/01/35	436,000	444,561

Vnom Sub, Inc., 5.38%, 11/01/27(c)	822,000	822,000
		30,027,975
Real Estate Investment Trusts – 0.8%
American Tower Corp., 5.35%, 3/15/35	473,000	486,138
Crown Castle, Inc.,
4.30%, 2/15/29	102,000	101,570
2.50%, 7/15/31	39,000	34,736

Equinix Europe 2 Financing Corp. LLC, 5.50%, 6/15/34	27,000	28,001
Equinix, Inc.,
2.50%, 5/15/31	547,000	494,105
3.90%, 4/15/32	246,000	236,511
3.00%, 7/15/50	52,000	34,076
2.95%, 9/15/51	35,000	22,449
3.40%, 2/15/52	85,000	59,489
Extra Space Storage L.P.,
3.90%, 4/01/29	17,000	16,760
4.00%, 6/15/29	17,000	16,828
5.50%, 7/01/30	337,000	351,296
		Par(a)	Value
Real Estate Investment Trusts (Continued)
Extra Space Storage L.P.,
2.20%, 10/15/30		$77,000	$69,019
5.90%, 1/15/31		12,000	12,746
5.40%, 6/15/35(j)		129,000	132,028
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28		216,000	222,129
5.30%, 1/15/29		24,000	24,455
4.00%, 1/15/30		133,000	128,834
4.00%, 1/15/31		350,000	334,764
3.25%, 1/15/32		314,000	281,841
5.25%, 2/15/33		210,000	209,873
5.75%, 11/01/37		525,000	521,145

Host Hotels & Resorts L.P., 5.70%, 7/01/34		830,000	851,072
Iron Mountain, Inc., 4.75%, 1/15/34	EUR	100,000	115,850
MPT Operating Partnership L.P./MPT Finance Corp., 7.00%, 2/15/32	EUR	100,000	120,286
Safehold GL Holdings LLC, 5.65%, 1/15/35		330,000	337,086
Store Capital LLC,
4.63%, 3/15/29		340,000	337,913
2.75%, 11/18/30		98,000	89,168

VICI Properties L.P., 5.13%, 5/15/32(j)		414,000	417,327
VICI Properties L.P./VICI Note Co., Inc.,
3.75%, 2/15/27(c)		385,000	381,242
4.50%, 1/15/28(c)		20,000	19,984
3.88%, 2/15/29(c)		615,000	600,923
4.63%, 12/01/29(c)		745,000	738,826
			7,828,470
Real Estate Investment Trusts – 0.1%
Prime Property Fund LLC, 5.81%, 7/15/35		400,000	400,000
Real Estate Services – 0.0%(b)
CoStar Group, Inc., 2.80%, 7/15/30(c)		396,000	362,363
Renewable Energy – 0.1%
MN8 Portfolio IV LLC,
6.31%, 6/30/45		617,400	627,158
6.31%, 6/30/45(d)		282,600	287,066
			914,224
Semiconductors – 0.4%
Broadcom, Inc.,
2.45%, 2/15/31		300,000	273,398
5.15%, 11/15/31		366,000	380,501
4.55%, 2/15/32		34,000	34,223
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Semiconductors (Continued)
Broadcom, Inc.,
5.20%, 4/15/32	$181,000	$188,309
3.42%, 4/15/33	241,000	224,727
3.47%, 4/15/34	695,000	636,593
4.80%, 10/15/34	134,000	134,642
5.20%, 7/15/35	33,000	33,993
4.93%, 5/15/37(c)	30,000	29,870
4.90%, 2/15/38	150,000	148,181
Foundry JV Holdco LLC,
5.90%, 1/25/33(c)	200,000	210,521
5.88%, 1/25/34(c)	920,000	949,892
6.25%, 1/25/35(c)	200,000	212,838
6.40%, 1/25/38(c)	200,000	215,828
		3,673,516
Software – 0.3%
Atlassian Corp., 5.50%, 5/15/34	320,000	329,076
Oracle Corp.,
4.80%, 9/26/32	175,000	173,198
5.20%, 9/26/35	450,000	443,162
5.88%, 9/26/45	125,000	120,356
6.00%, 8/03/55	226,000	216,173
5.95%, 9/26/55	668,000	633,327
4.10%, 3/25/61	64,000	44,096
5.50%, 9/27/64	144,000	125,557
6.13%, 8/03/65	119,000	113,713
6.10%, 9/26/65	316,000	301,342
		2,500,000
Specialty Finance – 0.7%
American Express Co., (SOFR + 1.22%), 4.92%, 7/20/33(k)	85,000	86,601
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(c)	420,000	428,494
Capital One Financial Corp.,
(SOFR + 2.26%), 6.05%, 2/01/35(k)	320,000	339,312
(SOFR + 1.63%), 5.20%, 9/11/36(k)	150,000	149,005

Equitable America Global Funding, 4.95%, 6/09/30(c)	400,000	407,632
First American Financial Corp., 4.00%, 5/15/30(j)	460,000	445,030
Flourishing Trade & Investment Ltd., 11.04%, 4/01/30(c)	437,220	437,220
	Par(a)	Value
Specialty Finance (Continued)

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(c)	$570,000	$539,720
MSCI, Inc., 5.25%, 9/01/35	175,000	175,633
OneMain Finance Corp., 6.13%, 5/15/30	350,000	354,116
PennyMac Financial Services, Inc., 6.75%, 2/15/34(c)	150,000	153,748
Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.25%, 7/01/29(c)	320,000	329,445
Rocket Cos, Inc., 6.38%, 8/01/33(c)	150,000	156,259
Stewart Information Services Corp., 3.60%, 11/15/31	370,000	330,610
Synchrony Financial,
3.95%, 12/01/27	130,000	128,892
5.15%, 3/19/29	209,000	212,211
(SOFR + 1.40%), 5.02%, 7/29/29(j)(k)	110,000	110,815
(SOFR Index + 2.13%), 5.94%, 8/02/30(k)	347,000	358,962
(SOFR + 1.68%), 5.45%, 3/06/31(k)	726,000	738,505
2.88%, 10/28/31	313,000	277,901
7.25%, 2/02/33	411,000	435,674

United Wholesale Mortgage LLC, 5.50%, 4/15/29(c)	570,000	561,361
		7,157,146
Technology Hardware – 0.1%
Dell International LLC/EMC Corp., 4.50%, 2/15/31	357,000	356,008
Motorola Solutions, Inc.,
5.60%, 6/01/32	75,000	78,898
5.55%, 8/15/35	173,000	180,137

TD SYNNEX Corp., 5.30%, 10/10/35	320,000	319,316
		934,359
Telecommunications – 0.3%
AT&T, Inc.,
4.30%, 2/15/30(c)	105,000	104,970
5.45%, 3/01/47	28,000	26,958
3.50%, 9/15/53	311,000	212,812
6.05%, 8/15/56	359,000	369,035
3.80%, 12/01/57	257,000	181,442
3.65%, 9/15/59	601,000	407,230
Frontier Communications Holdings LLC,
5.00%, 5/01/28(c)	263,000	262,651
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Telecommunications (Continued)
Frontier Communications Holdings LLC,
5.88%, 11/01/29(j)	$174,260	$176,256
8.63%, 3/15/31(c)	83,000	87,622
T-Mobile USA, Inc.,
3.88%, 4/15/30	322,000	315,399
2.70%, 3/15/32	197,000	176,298
5.13%, 5/15/32	17,000	17,476
5.80%, 9/15/62	301,000	300,746
Verizon Communications, Inc.,
1.50%, 9/18/30	61,000	53,362
4.78%, 2/15/35	130,000	127,377
5.40%, 7/02/37(c)	191,000	193,330
		3,012,964
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
5.25%, 8/06/35	100,000	100,855
3.40%, 2/04/41	400,000	308,326
4.45%, 5/06/50	430,000	348,233
6.20%, 2/14/59	158,000	161,647

Philip Morris International, Inc., 5.25%, 2/13/34(n)	320,000	329,831
		1,248,892
Transportation & Logistics – 0.2%
Aitx Finco LLC,
5.38%, 10/23/30	300,000	300,000
5.67%, 10/23/32	400,000	400,000

AS Mileage Plan IP Ltd., 5.31%, 10/20/31(c)	340,000	338,421
Delta Air Lines Pass Through Trust, Series 2015-1, Class AA, 3.63%, 7/30/27	42,285	41,698
FedEx Corp.,
4.10%, 2/01/45	25,000	20,058
4.75%, 11/15/45	400,000	346,161

United Airlines Pass Through Trust, Series 2023-1, Class A, 5.80%, 1/15/36	317,210	331,031
		1,777,369
Total Corporate Bonds (Cost $142,444,492)		145,627,486
		Par(a)	Value

Foreign Issuer Bonds – 5.0%
Argentina – 0.0%(b)
Vista Energy Argentina S.A.U., 7.63%, 12/10/35(c)		$16,000	$15,809
YPF S.A., 9.50%, 1/17/31(c)		26,000	27,420
			43,229
Australia – 0.4%
Australia & New Zealand Banking Group Ltd.,
(5Y US Treasury CMT + 1.70%), 2.57%, 11/25/35(c)(k)		380,000	340,471
(1Y US Treasury CMT + 1.35%), 5.82%, 6/18/36(c)(k)		450,000	468,508

Commonwealth Bank of Australia, (1Y US Treasury CMT + 1.32%), 5.93%, 3/14/46(c)(k)		350,000	364,369
Glencore Funding LLC,
6.38%, 10/06/30(c)		160,000	172,566
2.85%, 4/27/31(c)		23,000	21,117
2.63%, 9/23/31(c)		22,000	19,762
6.50%, 10/06/33(c)		70,000	77,318

Macquarie Bank Ltd., (1Y US Treasury CMT + 1.45%), 5.64%, 8/13/36(c)(k)		950,000	966,925
Macquarie Group Ltd., (SOFR + 1.53%), 2.87%, 1/14/33(c)(k)		290,000	262,262
National Australia Bank Ltd., (1Y US Treasury CMT + 1.30%), 5.90%, 1/14/36(c)(j)(k)		810,000	854,638
Westpac Banking Corp., 3.13%, 11/18/41		470,000	357,851
			3,905,787
Brazil – 0.4%
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/29	BRL	2,600,000	447,025
10.00%, 1/01/35	BRL	14,386,000	2,190,083

Embraer Netherlands Finance B.V., 5.98%, 2/11/35		283,000	304,296
Raizen Fuels Finance S.A., 6.45%, 3/05/34(j)		307,000	261,334
Suzano Austria GmbH, 3.13%, 1/15/32		355,000	317,968
Vale Overseas Ltd., 6.40%, 6/28/54		314,000	327,123
			3,847,829
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Canada – 0.4%
Ascot Group Ltd., (5Y US Treasury CMT + 2.38%), 6.35%, 6/15/35(c)(k)		$320,000	$333,564
Brookfield Capital Finance LLC, 6.09%, 6/14/33		310,000	332,477
Brookfield Finance, Inc.,
5.33%, 1/15/36		175,000	176,249
3.63%, 2/15/52		490,000	351,768
Enbridge, Inc.,
5.63%, 4/05/34		320,000	333,980
5.55%, 6/20/35		500,000	516,800

Fairfax Financial Holdings Ltd., 5.75%, 5/20/35(c)		320,000	334,884
Rogers Communications, Inc., 4.55%, 3/15/52		335,000	274,661
TELUS Corp.,
(5Y US Treasury CMT + 2.71%), 7.00%, 10/15/55(j)(k)		150,000	160,004
(5Y US Treasury CMT + 2.77%), 6.63%, 10/15/55(k)		150,000	154,747

Triton Container International Ltd., 3.15%, 6/15/31(c)		380,000	343,672
			3,312,806
Chile – 0.1%
AES Andes S.A., 6.30%, 3/15/29		301,000	311,480
Corp Nacional del Cobre de Chile,
6.44%, 1/26/36		293,000	319,070
6.78%, 1/13/55(c)		300,000	328,050

WOM Mobile S.A., 11.00%, 4/01/31(c)(i)		3,097	2,958
			961,558
China – 0.0%(b)
China Government Bond, 1.92%, 7/15/45	CNH	200,000	27,150
Prosus N.V., 4.19%, 1/19/32		330,000	317,718
			344,868
Colombia – 0.1%
Colombian TES, 6.25%, 7/09/36	COP	3,877,900,000	683,047
SURA Asset Management S.A., 6.35%, 5/13/32(c)(j)		297,000	317,930
			1,000,977
		Par(a)	Value
Finland – 0.0%(b)
Citycon Treasury B.V., 5.38%, 7/08/31	EUR	100,000	$115,612
Mehilainen Yhtiot Oy, 5.13%, 6/30/32	EUR	100,000	117,461
			233,073
France – 0.4%
Atos S.E., (Step to 9.36% on 12/18/25), 9.00%, 12/18/29(f)	EUR	100,000	131,898
BNP Paribas S.A., (3M CME Term SOFR + 1.39%), 2.87%, 4/19/32(c)(k)		$330,000	299,397
BPCE S.A., (SOFR + 1.31%), 2.28%, 1/20/32(c)(k)		1,200,000	1,058,538
Credit Agricole S.A., (SOFR + 1.46%), 5.22%, 5/27/31(c)(k)		800,000	820,332
Electricite de France S.A., (Euribor ICE Swap Rate 5Y + 2.07%), 4.38%, 1/06/31(k)(l)	EUR	100,000	114,431
Kapla Holding SAS, 5.00%, 4/30/31	EUR	100,000	116,999
Loxam SAS, 4.25%, 2/15/31	EUR	100,000	115,137
RCI Banque S.A., (Euribor ICE Swap Rate 5Y + 2.20%), 4.75%, 3/24/37(k)	EUR	100,000	117,222
Renault S.A., 3.88%, 9/30/30	EUR	100,000	115,833
Societe Generale S.A., (1Y US Treasury CMT + 1.50%), 5.52%, 1/19/28(c)(k)		400,000	404,936
Sodexo, Inc., 5.80%, 8/15/35(c)		800,000	836,145
Worldline S.A., 0.88%, 6/30/27	EUR	100,000	100,344
			4,231,212
Germany – 0.2%
Allianz S.E., (5Y US Treasury CMT + 2.17%), 3.20%, 10/30/27(c)(j)(k)(l)		800,000	753,151
Alstria Office A.G., 5.50%, 3/20/31	EUR	100,000	118,738
APCOA Group GmbH, 6.00%, 4/15/31	EUR	100,000	117,930
Aroundtown Finance S.a.r.l.,
(Euribor ICE Swap Rate 5Y + 4.51%), 7.13%, 1/16/30(k)(l)	EUR	100,000	123,084
(Euribor ICE Swap Rate 5Y + 3.43%), 5.25%, 4/30/31(k)(l)	EUR	100,000	113,477
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Germany (Continued)

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen, (5Y US Treasury CMT + 3.98%), 5.88%, 5/23/42(c)(k)		$400,000	$419,367
Nidda Healthcare Holding GmbH, (3M Euribor + 3.25%), 5.28%, 10/15/32(e)	EUR	100,000	116,141
Progroup A.G., 5.38%, 4/15/31	EUR	100,000	116,844
Volkswagen International Finance N.V., (Euribor ICE Swap Rate 8Y + 3.49%), 5.99%, 11/15/33(k)(l)	EUR	100,000	119,844
ZF Europe Finance B.V., 7.00%, 6/12/30	EUR	200,000	236,444
			2,235,020
Hong Kong – 0.0%(b)
Melco Resorts Finance Ltd., 5.75%, 7/21/28		200,000	199,033
Hungary – 0.0%(b)
MVM Energetika Zrt., 6.50%, 3/13/31		298,000	316,324
India – 0.2%
Biocon Biologics Global PLC, 6.67%, 10/09/29		200,000	197,762
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 6/26/33		385,800	406,513
India Clean Energy Holdings, 4.50%, 4/18/27(j)		400,000	389,269
India Green Power Holdings, 4.00%, 2/22/27		216,650	210,950
IRB Infrastructure Developers Ltd., 7.11%, 3/11/32		400,000	416,289
ReNew Pvt. Ltd., 5.88%, 3/05/27		400,000	398,909
			2,019,692
Indonesia – 0.1%
Indonesia Government International Bond,
2.85%, 2/14/30		400,000	378,833
3.05%, 3/12/51		222,000	152,273

Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28		200,000	201,033
Minejesa Capital B.V., 5.63%, 8/10/37		522,000	519,390
			1,251,529
		Par(a)	Value
Ireland – 0.1%
Flutter Treasury DAC, 6.38%, 4/29/29(c)(j)		$320,000	$331,547
ION Platform Finance S.a.r.l., 6.50%, 9/30/30	EUR	100,000	113,414
			444,961
Israel – 0.0%(b)
Israel Government International Bond, 5.75%, 3/12/54(j)		204,000	199,617
Italy – 0.0%(b)
Dolcetto Holdco S.p.A., 5.63%, 7/14/32	EUR	100,000	118,131
Pachelbel Bidco S.p.A., 7.13%, 5/17/31	EUR	100,000	123,983
			242,114
Japan – 0.6%
Dai-ichi Life Insurance (The) Co. Ltd., (5Y US Treasury CMT + 2.52%), 6.20%, 1/16/35(c)(j)(k)(l)		330,000	346,491
Japan Government Thirty Year Bond,
2.30%, 12/20/54	JPY	136,250,000	751,870
2.40%, 3/20/55	JPY	84,100,000	475,119

Meiji Yasuda Life Insurance Co., (5Y US Treasury CMT + 2.91%), 6.10%, 6/11/55(c)(k)		550,000	576,476
Mizuho Financial Group, Inc., (1Y US Treasury CMT + 1.07%), 5.32%, 7/08/36(k)		850,000	876,562
Nippon Life Insurance Co., (5Y US Treasury CMT + 2.65%), 2.75%, 1/21/51(c)(k)		1,190,000	1,076,600
Nissan Motor Co. Ltd., 6.38%, 7/17/33	EUR	100,000	119,433
NTT Finance Corp., 5.50%, 7/16/35(c)		200,000	208,480
Rakuten Group, Inc., 9.75%, 4/15/29		400,000	448,652
SoftBank Corp., 5.33%, 7/09/35(c)		350,000	353,556
SoftBank Group Corp., 5.25%, 10/10/29	EUR	100,000	119,643
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Japan (Continued)
Sumitomo Life Insurance Co.,
(5Y US Treasury CMT + 2.65%), 5.88%, 9/10/55(c)(j)(k)		$200,000	$204,287
(5Y US Treasury CMT + 2.75%), 3.38%, 4/15/81(c)(j)(k)		360,000	337,887
			5,895,056
Kazakhstan – 0.1%
Kaspi.KZ JSC, 6.25%, 3/26/30		308,000	316,076
KazMunayGas National Co. JSC, 6.38%, 10/24/48		491,000	496,796
			812,872
Luxembourg – 0.1%
Adler Financing S.a.r.l., 8.25%, 12/31/28(i)	EUR	80,621	100,631
Essendi S.A., 5.63%, 5/15/32	EUR	100,000	119,985
Terminal Invest Ltd., 5.63%, 7/09/32		600,000	626,824
			847,440
Macau – 0.0%(b)
Wynn Macau Ltd., 5.63%, 8/26/28(j)		200,000	199,807
Mexico – 0.3%
Becle S.A.B. de C.V., 2.50%, 10/14/31(c)		400,000	345,835
Eagle Funding Luxco S.a.r.l., 5.50%, 8/17/30(c)		450,000	457,155
Mexico Government International Bond,
2.66%, 5/24/31		568,000	507,678
3.50%, 2/12/34		451,000	391,130
6.35%, 2/09/35		280,000	295,988
6.88%, 5/13/37(j)		468,000	506,961
4.50%, 1/31/50		420,000	328,818

Trust Fibra Uno, 7.70%, 1/23/32		293,000	319,606
			3,153,171
Netherlands – 0.1%
ING Groep N.V., (SOFR + 1.61%), 5.53%, 3/25/36(k)		330,000	343,497
Sunrise FinCo I B.V.,
4.88%, 7/15/31(c)		590,000	562,069
4.63%, 5/15/32	EUR	100,000	117,188

VZ Secured Financing B.V., 5.25%, 1/15/33	EUR	100,000	115,683
			1,138,437
		Par(a)	Value
Panama – 0.0%(b)
Panama Government International Bond,
3.88%, 3/17/28		$200,000	$195,950
4.50%, 4/01/56		247,000	188,337
			384,287
Peru – 0.1%
Peruvian Government International Bond,
6.85%, 8/12/35	PEN	832,000	261,024
7.60%, 8/12/39	PEN	670,000	217,003
3.55%, 3/10/51		180,000	129,015
			607,042
Philippines – 0.1%
Philippine Government International Bond,
3.00%, 2/01/28(j)		200,000	195,431
3.20%, 7/06/46		267,000	196,262
			391,693
Poland – 0.0%(b)
Orlen S.A., 6.00%, 1/30/35		300,000	316,892
Saudi Arabia – 0.1%
Greensaif Pipelines Bidco S.a.r.l.,
5.85%, 2/23/36		304,000	319,824
6.10%, 8/23/42(c)		500,000	530,781
			850,605
Singapore – 0.0%(b)
Puma International Financing S.A., 7.75%, 4/25/29		200,000	206,735
South Africa – 0.1%
Republic of South Africa Government Bond,
10.00%, 3/31/33	ZAR	5,316,000	331,321
8.50%, 1/31/37	ZAR	4,907,000	266,621
			597,942
Spain – 0.1%
Grifols S.A., 7.50%, 5/01/30	EUR	100,000	121,491
Repsol E&P Capital Markets U.S. LLC,
5.20%, 9/16/30(c)		200,000	200,741
5.98%, 9/16/35(c)		200,000	203,511
			525,743
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Sweden – 0.1%
EQT AB, 5.85%, 5/08/35(c)		$320,000	$328,010
Heimstaden Bostad A.B., (Euribor ICE Swap Rate 5Y + 4.19%), 6.25%, 12/04/29(k)(l)	EUR	100,000	120,100
			448,110
Switzerland – 0.1%
Allwyn Entertainment Financing UK PLC, 4.13%, 2/15/31	EUR	100,000	114,530
Argentum Netherlands B.V. for Swiss Re Ltd., (3M USD LIBOR + 3.78%), 5.63%, 8/15/52(k)		330,000	333,510
			448,040
United Arab Emirates – 0.0%(b)
DP World Ltd., 6.85%, 7/02/37		280,000	322,257
United Kingdom – 0.7%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 5.38%, 5/21/30	EUR	100,000	119,759
BAT Capital Corp.,
4.63%, 3/22/33		155,000	153,129
7.08%, 8/02/43		270,000	304,373
4.54%, 8/15/47		35,000	29,339
4.76%, 9/06/49		387,000	330,259
5.28%, 4/02/50		243,000	221,863
5.65%, 3/16/52		202,000	192,773
7.08%, 8/02/53		51,000	58,297

Bellis Acquisition Co. PLC, 8.00%, 7/01/31(j)	EUR	100,000	117,269
British Airways Pass Through Trust, Series 2020-1, Class A, 4.25%, 11/15/32(c)		339,681	333,221
CD&R Firefly Bidco PLC, 8.63%, 4/30/29	GBP	100,000	137,815
ContourGlobal Power Holdings S.A., 5.00%, 2/28/30	EUR	100,000	118,466
Edge Finco PLC, 8.13%, 8/15/31	GBP	100,000	139,325
Fidelis Insurance Holdings Ltd., (5Y US Treasury CMT + 4.28%), 7.75%, 6/15/55(k)		325,000	351,052
Froneri Lux FinCo S.A.R.L., 4.75%, 8/01/32	EUR	100,000	117,758
Heathrow Finance PLC, 6.63%, 3/01/31	GBP	100,000	132,587
HSBC Holdings PLC, (SOFR + 1.29%), 5.13%, 3/03/31(k)		320,000	327,436
		Par(a)	Value
United Kingdom (Continued)

Insured Lending 1 Ltd., 6.50%, 2/04/32(c)(d)	EUR	350,000	$403,428
Ithaca Energy North Sea PLC, 5.50%, 10/01/31	EUR	100,000	117,182
Nationwide Building Society, (SOFR + 1.65%), 5.54%, 7/14/36(c)(k)		$200,000	206,061
NatWest Group PLC, (1Y US Treasury CMT + 1.05%), 5.12%, 5/23/31(j)(k)		800,000	821,417
OEG Finance PLC, 7.25%, 9/27/29	EUR	100,000	121,078
Reynolds American, Inc.,
8.13%, 5/01/40		205,000	245,432
5.85%, 8/15/45		17,000	16,852

Santander UK Group Holdings PLC, (SOFR Index + 1.58%), 5.14%, 9/22/36(k)		200,000	198,199
Standard Chartered PLC,
(1Y US Treasury CMT + 1.15%), 5.01%, 10/15/30(c)(k)		596,000	607,048
(1Y US Treasury CMT + 3.85%), 4.64%, 4/01/31(c)(k)		214,000	215,420

Vmed O2 UK Financing I PLC, 5.63%, 4/15/32	EUR	100,000	117,549
			6,254,387
Uruguay – 0.0%(b)
Uruguay Government International Bond, 5.10%, 6/18/50		267,641	258,140
Vietnam – 0.0%(b)
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29		169,400	167,706
Total Foreign Issuer Bonds (Cost $47,949,186)			48,615,991

Mortgage-Backed Securities – 30.2%
Commercial Mortgage-Backed Securities – 1.4%
1301 Trust,
Series 2025-1301, Class A, 5.06%, 8/11/30(c)(g)		10,000	10,147
Series 2025-1301, Class E, 7.24%, 8/11/30(c)(g)		13,000	13,134
Series 2025-1301, Class F, 8.10%, 8/11/30(c)(g)		183,000	184,836

245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(c)(g)		740,000	702,025
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

ACRES LLC, Series 2025-FL3, Class A, (1M CME Term SOFR + 1.62%), 5.65%, 8/18/40(c)(e)	$200,000	$200,510
Atrium Hotel Portfolio Trust,
Series 2024-ATRM, Class A, 5.41%, 11/10/29(c)(g)	150,000	152,731
Series 2024-ATRM, Class E, 9.21%, 11/10/29(c)(g)	30,000	30,793
Series 2025-ATRM, Class A, (1M CME Term SOFR + 1.65%), 5.68%, 8/15/30(c)(e)	49,000	49,105
Series 2025-ATRM, Class F, (1M CME Term SOFR + 5.50%), 9.53%, 8/15/30(c)(e)	53,000	53,020
Series 2025-ATRM, Class G, (1M CME Term SOFR + 6.75%), 10.78%, 8/15/30(c)(e)	11,000	11,004

BANK, Series 2021-BN35, Class C, 2.90%, 6/15/64	32,000	27,158
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 4.51%, 4/25/36(c)(e)	167,212	158,007
Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 4.78%, 9/25/37(c)(e)	164,977	156,292
BBCMS Mortgage Trust,
Series 2025-C35, Class A5, 5.59%, 7/15/58	171,000	180,562
Series 2025-C35, Class AS, 5.84%, 7/15/58	16,000	16,834
Series 2025-C35, Class B, 6.12%, 7/15/58	14,000	14,557
Series 2025-C35, Class D, 4.50%, 7/15/58(c)	25,000	19,860
Benchmark Mortgage Trust,
Series 2019-B9, Class XA, 1.01%, 3/15/52(g)(o)	1,596,007	41,664
Series 2020-B21, Class A5, 1.98%, 12/17/53	16,000	14,089
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.52%, 11/15/29(c)(e)		$80,000	$80,050
Series 2024-UNIV, Class E, (1M CME Term SOFR + 3.64%, 3.64% Floor), 7.67%, 11/15/29(c)(e)		50,000	50,108

BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1M CME Term SOFR + 1.85%), 5.88%, 8/15/42(c)(e)		97,000	97,242
BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 5.22%, 11/05/39(c)(g)		110,000	111,760
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/29(c)		70,000	71,360
BSPRT Issuer LLC, series 2025-FL12, Class AS, (1M CME Term SOFR + 1.65%), 5.75%, 1/17/43(c)(e)		150,000	149,346
BX Commercial Mortgage Trust, Series 2024-PURE, Class A, (CORRA Index + 1.90%, 1.90% Floor), 4.44%, 11/15/29(c)(e)	CAD	24,940	17,827
BX Trust, Series 2025-VLT6, Class A, (1M CME Term SOFR + 1.44%, 1.44% Floor), 5.48%, 3/15/42(c)(e)		512,000	511,840
BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(c)(g)		370,000	356,400
CENT, Series 2025-CITY, Class A, 5.09%, 7/10/40(c)(g)		170,000	172,167
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(c)(g)		100,000	96,329
COMM Mortgage Trust,
Series 2024-CBM, Class A2, 5.87%, 12/10/41(c)		110,000	112,043
Series 2025-167G, Class A, 5.50%, 8/10/40(c)		36,000	36,148
Series 2025-167G, Class E, 8.47%, 8/10/40(c)(g)		30,000	30,041
Series 2025-167G, Class F, 9.46%, 8/10/40(c)(g)		18,000	18,022
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
COMM Mortgage Trust,
Series 2025-SBX, Class B, 5.73%, 8/10/41(c)(g)	$14,000	$14,064

DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(c)(g)(o)	13,945,000	114,592
DK Trust,
Series 2025-LXP, Class A, (1M CME Term SOFR + 1.59%), 5.62%, 8/15/37(c)(e)	44,000	44,041
Series 2025-LXP, Class D, (1M CME Term SOFR + 2.89%), 6.92%, 8/15/37(c)(e)	10,000	10,025

Fontainbleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, (1M CME Term SOFR + 5.65%, 5.65% Floor), 9.68%, 12/15/29(c)(e)	100,000	101,047
FS Rialto Issuer LLC,
Series 2024-FL9, Class A, (1M CME Term SOFR + 1.63%, 1.63% Floor), 5.66%, 10/19/39(c)(e)	100,000	100,282
Series 2025-FL10, Class A, (1M CME Term SOFR + 1.39%), 5.42%, 8/19/42(c)(e)	850,000	848,178

GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class E, 7.43%, 9/10/38(c)(g)	32,000	32,097
HONO Mortgage Trust, Series 2021-LULU, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 5.30%, 10/15/36(c)(e)	320,300	317,097
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2024-IGLG, Class A, 5.17%, 11/09/39(c)(g)	510,000	514,868
Series 2024-IGLG, Class D, 6.48%, 11/09/39(c)(g)	140,000	140,250
Series 2024-IGLG, Class E, 7.25%, 11/09/39(c)(g)	435,000	435,717
Series 2024-IGLG, Class F, 8.22%, 11/09/39(c)(g)	372,000	372,551

JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, (1M CME Term SOFR + 1.62%, 1.62% Floor), 5.65%, 6/15/39(c)(e)	100,000	100,125
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.57%, 12/15/39(c)(e)		$97,091	$97,030
Lagarino European Loan Conduit No. 40 DAC, (3M Euribor + 3.55%), 5.57%, 6/22/37(e)	EUR	137,012	158,319
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3M Euribor + 2.70%, 2.70% Floor), 4.73%, 8/17/33(e)		191,462	220,455
Last Mile Securities PE DAC, Series 2021-1X, Class D, (3M Euribor + 2.35%, 2.35% Floor), 4.38%, 8/17/31(e)		194,960	225,117
LoanCore Issuer LLC,
Series 2025-CRE9, Class AS, (1M CME Term SOFR + 1.70%), 5.76%, 8/18/42(c)(e)		350,000	350,000
Series 2025-CRE9, Class B, (1M CME Term SOFR + 1.95%), 6.01%, 8/18/42(c)(e)		150,000	150,000

MCR Mortgage Trust, Series 2024-HF1, Class A, (1M CME Term SOFR + 1.79%, 1.79% Floor), 5.83%, 12/15/41(c)(e)		328,000	328,717
MILE Trust, Series 2025-STNE, Class B, (1M CME Term SOFR + 1.70%, 1.70% Floor), 5.73%, 7/15/30(c)(e)		850,000	851,055
Morgan Stanley Capital I Trust,
Series 2019-L2, Class XA, 0.99%, 3/15/52(g)(o)		2,315,145	63,032
Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.60%, 12/15/38(c)(e)		10,000	9,300

MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(g)(o)		997,632	56,492
ORL Trust, Series 2024-GLKS, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.52%, 12/15/39(c)(e)		100,000	100,094
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.52%, 8/10/42(c)(g)		$21,000	$21,349
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(c)		100,000	105,529
RWC Commercial Mortgage Trust, Series 2025-1, Class A, 5.01%, 6/25/40(c)		350,000	350,077
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, (1M CME Term SOFR + 1.25%), 5.28%, 8/15/30(c)(e)		48,000	48,015
SELF Commerical Mortgage Trust,
Series 2024-STRG, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.57%, 11/15/34(c)(e)		210,000	210,000
Series 2024-STRG, Class E, (1M CME Term SOFR + 4.19%, 4.19% Floor), 8.22%, 11/15/34(c)(e)		100,000	100,124
Series 2024-STRG, Class F, (1M CME Term SOFR + 5.19%, 5.19% Floor), 9.22%, 11/15/34(c)(e)		100,000	99,769

STWD Ltd., Series 2021-FL2, Class AS, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.60%, 4/18/38(c)(e)		850,000	850,047
Taurus UK DAC, Series 2025-UK2X, Class D, (SONIO/N Index + 3.20%), 7.19%, 2/18/35(e)	GBP	154,929	204,023
THE Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(c)(g)		30,000	32,441
TRTX Issuer Ltd., Series 2025-FL7, Class AS, (1M CME Term SOFR + 1.70%), 5.82%, 6/18/43(c)(d)(e)		250,000	250,000
UK Logistics DAC, Series 2025-1X, Class D, (SONIO/N Index + 4.00%), 7.99%, 5/17/35(e)	GBP	141,005	185,914
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A, 5.23%, 7/13/44(c)(g)		1,000,000	1,011,108
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
VEGAS,
Series 2024-GCS, Class C, 6.22%, 7/10/36(c)(g)	$140,000	$140,896
Series 2024-GCS, Class D, 6.22%, 7/10/36(c)(g)	330,000	326,515
Velocity Commercial Capital Loan Trust,
Series 2024-1, Class A, 6.55%, 1/25/54(c)	56,001	56,628
Series 2024-6, Class M3, 6.92%, 12/25/54(c)(g)	99,181	99,530
		13,793,521
Federal Home Loan Mortgage Corporation – 2.8%
Multiclass Certificates, Series 2024-P015, Class A1, 4.30%, 11/25/32(g)	46,732	46,651
Pool,
3.50%, 1/01/34 - 2/01/48	261,906	251,308
2.00%, 9/01/35 - 2/01/52	5,166,282	4,353,880
1.50%, 4/01/36 - 6/01/51	915,650	755,325
3.00%, 9/01/37 - 8/01/52	3,882,271	3,523,093
4.50%, 1/01/49 - 2/01/53	553,318	546,052
4.00%, 6/01/49 - 6/01/52	591,915	570,882
2.50%, 7/01/50 - 4/01/52	3,222,152	2,793,155
5.00%, 6/01/52 - 11/01/53	2,458,946	2,462,414
6.00%, 11/01/52 - 5/01/55	1,053,733	1,086,779
5.50%, 1/01/53 - 1/01/55	1,373,110	1,399,405
6.50%, 9/01/53 - 11/01/53	89,507	93,562
6.00%, 4/01/54 - 10/01/55(d)	1,626,769	1,666,499
Real Estate Mortgage Investment Conduits,
Series 5112, Class KI, 3.50%, 6/25/51(o)	332,685	62,146
Series 5471, Class FM, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.58%, 11/25/54(e)	1,061,116	1,067,618
Series 5499, Class B, 5.50%, 7/25/53	766,786	777,479
Series 5513, Class FD, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 5.53%, 1/25/55(e)	965,266	970,957
Series 5516, Class FC, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.58%, 3/25/55(e)	2,273,425	2,288,699
Series 5554, Class A, 5.25%, 4/25/53	461,591	465,511
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5564, Class CA, 5.00%, 2/25/52	$288,713	$289,008
Series 5566, Class EA, 5.00%, 11/25/51	726,163	725,937
Series 5571, Class BA, 5.00%, 10/25/51	669,671	670,664
		26,867,024
Federal Home Loan Mortgage Corporation Gold – 0.2%
Pool,
3.00%, 10/01/32 - 12/01/32	359,117	349,999
4.50%, 4/01/47 - 4/01/49	415,386	413,169
5.00%, 11/01/48	22,470	22,837
3.50%, 4/01/49	1,675,653	1,585,553
		2,371,558
Federal National Mortgage Association – 11.5%
Pool,
3.00%, 9/01/28 - 7/01/52	19,070,711	16,994,792
2.50%, 12/01/33 - 2/01/52	22,462,740	19,345,099
3.50%, 1/01/34 - 1/01/51	776,045	733,755
2.00%, 9/01/35 - 4/01/52	11,735,829	9,840,852
1.50%, 3/01/36 - 3/01/51	3,598,451	3,011,592
4.50%, 11/01/43 - 9/01/53	1,645,426	1,634,202
4.00%, 7/01/44 - 5/01/52	2,749,199	2,653,663
5.00%, 8/01/48 - 6/01/55	14,842,933	14,780,303
5.50%, 11/01/52 - 11/01/55(d)	17,322,531	17,506,372
6.00%, 11/01/52 - 11/01/55	6,964,151	7,145,928
5.50%, 1/01/53 - 6/01/55	3,416,994	3,470,506
6.50%, 1/01/53 - 7/01/54	1,533,773	1,595,253
6.00%, 3/01/54 - 11/01/55(d)	8,349,243	8,547,434
5.69%, 7/01/55	399,407	409,581
Real Estate Mortgage Investment Conduits,
Series 2025-2, Class FG, (30D Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.63%, 2/25/55(e)	248,137	250,056
Series 2025-35, Class FJ, (30D Average SOFR + 1.60%, 1.60% Floor, 6.50% Cap), 5.78%, 5/25/55(e)	358,072	362,057
Series 2025-52, Class GA, 5.00%, 1/25/53	694,374	695,617
Series 2025-64, Class BA, 5.00%, 5/25/52	418,537	418,360
	Par(a)	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2025-65, Class BA, 5.00%, 11/25/53	$751,010	$751,016
Series 2025-68, Class CA, 5.00%, 1/25/53	422,001	422,787
Series 2025-69, Class DA, 5.00%, 10/25/51	887,869	888,712
		111,457,937
Government National Mortgage Association – 1.5%
Pool,
2.00%, 11/01/52(d)	1,726,000	1,435,219
2.50%, 11/01/52(d)	1,094,000	946,779
4.50%, 11/01/52(d)	1,478,000	1,442,279
4.00%, 11/01/54(d)	538,000	508,750
3.00%, 11/01/55(d)	861,000	773,555
3.50%, 11/01/55(d)	52,000	47,591
5.00%, 11/01/55(d)	2,091,000	2,084,399
5.50%, 11/01/55(d)	2,562,000	2,583,128
6.00%, 11/01/55(d)	1,622,000	1,650,712
6.50%, 12/01/55(d)	685,000	705,286
Series 2021-58, Class IY, 3.00%, 2/20/51(o)	604,470	94,688
Series 2021-67, Class QI, 3.00%, 4/20/51(o)	61,318	10,376
Series 2021-76, Class JI, 3.00%, 8/20/50(o)	62,973	10,343
Series 2021-78, Class IP, 3.00%, 5/20/51(o)	570,139	93,049
Series 2021-83, Class PI, 3.00%, 5/20/51(o)	205,043	33,525
Series 2021-96, Class MI, 3.00%, 6/20/51(o)	110,112	18,133
Series 2021-97, Class LI, 3.00%, 8/20/50(o)	731,065	123,826
Series 2022-78, Class IO, 3.00%, 8/20/51(o)	578	98
Series 2022-85, Class IK, 3.00%, 5/20/51(o)	337,438	57,151
Series 2025-1, Class CT, 5.00%, 1/20/55	122,929	122,318
Series 2025-1, Class MT, 5.00%, 1/20/55	287,692	286,970
Series 2025-117, Class NB, 5.25%, 3/20/52	645,655	652,310
Series 2025-126, Class AD, 5.00%, 5/16/65	53,968	53,927
Series 2025-128, Class AG, 4.75%, 7/16/66	80,827	79,456
Series 2025-128, Column AD, 5.00%, 10/16/56	81,764	82,144
Series 2025-129, Class AB, 4.75%, 8/16/54	39,870	39,671
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Government National Mortgage Association (Continued)
Pool,
Series 2025-130, Class AL, 4.75%, 10/16/31	$39,879	$39,661
Series 2025-88, Class AT, 5.00%, 6/16/58	40,443	40,526
		14,015,870
Government National Mortgage Association II – 0.8%
Pool,
3.50%, 4/20/45 - 9/20/52	1,673,086	1,550,462
4.00%, 3/20/47 - 12/20/52	883,053	844,089
4.50%, 4/20/47 - 8/20/50	124,977	124,592
3.00%, 4/20/50 - 1/20/52	1,663,763	1,497,805
2.00%, 8/20/50 - 2/20/51	1,753,161	1,458,945
2.50%, 4/20/51 - 1/20/53	2,386,490	2,067,123
3.50%, 7/20/52(d)	212,065	195,963
		7,738,979
Uniform Mortgage-Backed Securities – 8.6%
Pool,
1.50%, 11/01/38(d)	125,000	111,961
2.50%, 11/01/38(d)	16,000	15,048
4.50%, 11/01/38 - 12/01/52(d)	19,077,000	18,978,988
4.00%, 11/01/40 - 11/01/52(d)	178,000	173,428
2.00%, 11/01/52(d)	1,109,000	899,119
3.50%, 11/01/52 - 12/01/52(d)	32,034,000	29,514,366
3.00%, 12/01/52(d)	9,490,000	8,406,805
5.50%, 12/01/52 - 11/01/53(d)	23,514,652	23,754,313
6.50%, 11/01/55(d)	1,244,000	1,288,143
		83,142,171
Whole Loan – 3.4%
A&D Mortgage Trust, Series 2024-NQM5, Class M1, 6.52%, 11/25/69(c)	201,500	203,180
ACRA Trust, Series 2024-NQM1, Class A1, (Step to 6.61% on 11/25/28), 5.61%, 10/25/64(c)(f)	147,658	148,268
Anchor Mortgage Trust, Series 2025-RTL1, Class A1, 5.72%, 5/25/40(c)	800,000	802,094
Angel Oak Mortgage Trust,
Series 2023-7, Class A1, (Step to 5.80% on 12/01/27), 4.80%, 11/25/67(c)(f)	100,662	100,197
		Par(a)	Value
Whole Loan (Continued)
Angel Oak Mortgage Trust,
Series 2024-10, Class A1, (Step to 6.35% on 11/25/28), 5.35%, 10/25/69(c)(f)		$42,035	$42,217
Series 2024-11, Class A1, (Step to 6.70% on 11/25/28), 5.70%, 8/25/69(c)(f)		341,987	344,649
Series 2025-1, Class A1, (Step to 6.69% on 2/25/29), 5.69%, 1/25/70(c)(f)		173,970	175,405
Series 2025-8, Class A1, (Step to 6.41% on 8/25/29), 5.41%, 7/25/70(c)(f)		110,435	111,063

Archwest Mortgage Trust, Series 2025-RTL1, Class A1, (Step to 6.16% on 4/25/28), 5.20%, 10/25/40(c)(f)		350,000	349,980
ATLX Trust, Series 2024-RPL2, Class A1, (Step to 4.04% on 11/25/28), 5.17%, 4/25/63(c)(f)		274,415	266,264
Braccan Mortgage Funding PLC, Series 2024-1, Class X, (SONIO/N Index + 4.34%), 8.33%, 1/15/67(e)	GBP	94,294	124,666
BRAVO, Series 2024-NQM6, Class A3, (Step to 6.71% on 9/25/28), 5.71%, 8/01/64(c)(f)		632,931	634,377
BRAVO Residential Funding Trust,
Series 2023-NQM6, Class B1, 8.00%, 9/25/63(c)(g)		100,000	100,813
Series 2025-NQM7, Class A2, (Step to 6.66% on 8/25/29), 5.66%, 7/25/65(c)(f)		821,520	826,178
Series 2025-NQM8, Class A2, (Step to 6.29% on 9/25/29), 5.29%, 6/25/65(c)(f)		817,828	819,143

CAFL Issuer LLC, Series 2024-RTL1, Class A1, (Step to 8.25% on 6/28/27), 6.75%, 11/28/31(c)(f)		100,000	101,211
CHL Mortgage Pass-Through Trust,
Series 2006-17, Class A6, 6.00%, 12/25/36		5,091	2,239
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
CHL Mortgage Pass-Through Trust,
Series 2007-9, Class A1, 5.75%, 7/25/37	$25,409	$11,869
Series 2007-9, Class A11, 5.75%, 7/25/37	13,884	6,485

CIM Trust, Series 2025-I1, Class M1, 6.44%, 10/25/69(c)	900,000	908,893
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/66(c)	57,380	52,103
Series 2024-6, Class A1, (Step to 6.39% on 11/25/28), 5.39%, 11/25/69(c)(f)	83,491	83,812
Series 2025-7, Class A1, (Step to 6.47% on 9/25/29), 5.47%, 6/25/70(c)(f)	111,611	112,353
Series 2025-8, Class A1, (Step to 6.48% on 9/25/29), 5.48%, 8/25/70(c)(f)	97,812	98,687
Cross Mortgage Trust,
Series 2023-H2, Class A1A, (Step to 8.14% on 11/25/27), 7.14%, 11/25/68(c)(f)	55,019	55,793
Series 2025-H6, Class A2, (Step to 6.54% on 8/25/29), 5.54%, 7/25/70(c)(f)	390,323	391,201
CSMC Trust,
Series 2022-NQM3, Class A1B, 4.27%, 3/25/67(c)(g)	111,000	110,347
Series 2022-NQM6, Class PT, 8.85%, 12/25/67(c)(g)	97,214	96,543

Deephaven Residential Mortgage Trust, Series 2024-1, Class A1, (Step to 6.74% on 11/25/28), 5.74%, 7/25/69(c)(f)	127,325	128,197
EFMT,
Series 2024-NQM1, Class A1A, (Step to 6.71% on 11/25/28), 5.71%, 11/25/69(c)(f)	312,522	314,241
Series 2025-INV1, Class A1, (Step to 6.63% on 3/25/29), 5.63%, 3/25/70(c)(f)	151,486	152,563
Series 2025-INV3, Class A1, (Step to 6.44% on 8/25/29), 5.44%, 7/25/70(c)(f)	114,132	114,304
		Par(a)	Value
Whole Loan (Continued)
GCAT Trust,
Series 2025-INV3, Class A5, 6.00%, 8/25/55(c)(g)		$386,406	$393,509
Series 2025-NQM2, Class A1, (Step to 6.60% on 6/25/29), 5.60%, 4/25/70(c)(f)		1,434,274	1,445,943
Series 2025-NQM2, Class A3, (Step to 7.01% on 6/25/29), 6.01%, 4/25/70(c)(f)		717,137	723,962
Series 2025-NQM3, Class A1, (Step to 6.55% on 7/25/29), 5.55%, 5/25/70(c)(f)		1,565,111	1,576,768
Series 2025-NQM4, Class A1, (Step to 5.53% on 12/25/25), 5.53%, 6/25/70(c)(f)		164,345	165,773
Series 2025-NQM4, Class A2, (Step to 6.73% on 8/25/29), 5.73%, 6/25/70(c)(f)		483,367	486,745

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(c)		65,475	61,215
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37		35,510	77,466
Homes Trust,
Series 2024-NQM2, Class A1, (Step to 6.72% on 12/25/28), 5.72%, 10/25/69(c)(f)		88,911	89,609
Series 2025-AFC2, Class A1B, (Step to 6.57% on 7/25/29), 5.57%, 6/25/60(c)(f)		740,305	744,443
Series 2025-NQM2, Class A1, (Step to 6.43% on 5/25/29), 5.43%, 2/25/70(c)(f)		91,394	91,795
Series 2025-NQM4, Class A3, (Step to 6.68% on 8/25/29), 5.68%, 8/25/70(c)(f)		987,139	990,800

Household Capital, Series 2025-1, Class A, (3M Australian BBSW + 1.90%), 5.39%, 7/21/87(e)	AUD	59,153	38,744
Impac Secured Assets Trust, Series 2006-3, Class A1, (1M CME Term SOFR + 0.45%, 0.34% Floor), 4.45%, 11/25/36(e)		85,384	78,844
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)

IndyMac INDX Mortgage Loan Trust, Series 2006-AR41, Class A3, (1M CME Term SOFR + 0.47%, 0.36% Floor, 11.00% Cap), 4.47%, 2/25/37(e)		$8,754	$8,462
JP Morgan Mortgage Trust,
Series 2024-VIS2, Class B1, 7.72%, 11/25/64(c)(g)		25,000	25,352
Series 2025-VIS1, Class M1, 6.41%, 8/25/55(c)(g)		150,000	151,625

Jupiter Mortgage No. 1 PLC, Series 1X, Class DR, (SONIO/N Index + 3.00%), 6.99%, 7/20/55(e)	GBP	100,000	132,852
LHOME Mortgage Trust, Series 2025-RTL3, Class A1, (Step to 6.24% on 2/25/28), 5.24%, 8/25/40(c)(f)		250,000	250,196
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37		562,796	93,336
Series 2007-2, Class A2, 6.25%, 1/25/38		289,547	147,155

MFA Trust, Series 2025-NQM3, Class A1, (Step to 6.26% on 8/25/29), 5.26%, 8/25/70(c)(f)		233,115	233,758
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC2, Class A1, (Step to 6.44% on 8/25/29), 5.44%, 7/25/70(c)(f)		114,081	114,780
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(c)		182,800	184,721

Mortimer PLC, Series 2025-1, Class X, (SONIO/N Index + 3.87%), 7.84%, 9/22/70(e)	GBP	130,000	171,819
New Residential Mortgage Loan Trust,
Series 2024-NQM1, Class A1, (Step to 6.64% on 2/25/31), 5.64%, 1/25/65(c)(f)		134,201	135,492
Series 2024-NQM1, Class M1, 6.47%, 1/25/65(c)		501,164	512,713
	Par(a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(c)(g)	$100,000	$101,670
Series 2025-NQM3, Class A1, 5.53%, 5/25/65(c)(g)	724,542	731,766
Series 2025-NQM3, Class A3, (Step to 6.99% on 3/25/26), 5.99%, 5/25/65(c)(f)	724,542	732,466
Series 2025-NQM4, Class A1, 5.35%, 7/25/65(c)(g)	96,064	96,590

NYMT Loan Trust, Series 2025-CP1, Class A1, 3.75%, 11/25/69(c)(g)	822,921	790,008
OBX Trust,
Series 2024-NQM18, Class A3, (Step to 6.87% on 12/25/28), 5.87%, 10/25/64(c)(f)	632,778	636,663
Series 2025-NQM10, Class A3, (Step to 6.71% on 6/25/29), 5.71%, 5/25/65(c)(f)	754,621	762,550
Series 2025-NQM13, Class A3, (Step to 6.82% on 8/25/29), 5.82%, 5/25/65(c)(f)	742,502	747,672
Series 2025-NQM3, Class A1, (Step to 6.65% on 3/25/29), 5.65%, 12/01/64(c)(f)	99,229	100,106
PMT Loan Trust,
Series 2025-INV7, Class A7, 6.00%, 6/25/56(c)(g)	764,261	775,494
Series 2025-INV8, Class A7, 6.00%, 7/25/56(c)(g)	871,160	888,171

PRKCM Trust, Series 2023-AFC1, Class B1, 7.44%, 2/25/58(c)(g)	226,000	225,589
Provident Funding Mortgage Trust, Series 2025-4, Class A4, 5.50%, 9/25/55(c)	245,781	246,997
PRPM, Series 2025-3, Class A1, (Step to 9.26% on 6/25/28), 6.26%, 5/25/30(c)(f)	733,208	734,486
PRPM LLC,
Series 2025-5, Class A1, (Step to 5.73% on 12/25/25), 5.93%, 7/25/30(c)(f)	782,484	782,921
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
PRPM LLC,
Series 2025-RCF3, Class A1, (Step to 6.25% on 8/25/29), 5.25%, 7/25/55(c)(f)	$455,016	$458,153
PRPM Trust,
Series 2024-NQM1, Class B1, 7.48%, 12/25/68(c)(g)	100,000	100,776
Series 2025-NQM1, Class A1, (Step to 6.80% on 3/25/29), 5.80%, 11/25/69(c)(f)	84,010	84,821
Series 2025-NQM3, Class A1, (Step to 6.61% on 8/25/29), 5.61%, 5/25/70(c)(f)	110,498	111,212

RFMSI Trust, Series 006-SA4, Class 2A1, 5.54%, 11/25/36(g)	17,613	14,821
Saluds Grade Alternative Mortgage Trust, Series 2025-RRTL1, Class A1, (Step to 6.32% on 5/25/28), 5.32%, 10/25/40(c)(f)	450,000	448,876
Sequoia Mortgage Trust,
Series 2025-5, Class A5, 5.50%, 6/25/55(c)(g)	836,908	839,001
Series 2025-6, Class A11, 5.50%, 2/25/38(c)(g)(l)	717,402	718,728

Towd Point Mortgage Trust, Series 2025-1, Class A1B, 4.75%, 6/25/65(c)(g)	948,492	947,529
Verus Securitization Trust,
Series 2021-8, Class A1, 1.82%, 11/25/66(c)(g)	55,686	51,661
Series 2023-2, Class B1, 7.47%, 3/25/68(c)(g)	100,000	100,386
Series 2025-5, Class A1, (Step to 6.43% on 7/25/29), 5.43%, 6/25/70(c)(f)	116,350	117,072
Series 2025-5, Class A2, (Step to 6.58% on 7/25/29), 5.58%, 6/25/70(c)(f)	762,951	766,694
Series 2025-5, Class A3, (Step to 6.68% on 7/25/29), 5.68%, 6/25/70(c)(f)	762,951	765,825
Series 2025-6, Class A1, (Step to 6.42% on 8/25/29), 5.42%, 7/25/70(c)(f)	268,426	270,163
Series 2025-7, Class A3, 5.54%, 8/25/70(c)(g)	985,755	986,646
	Par(a)	Value
Whole Loan (Continued)

Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 4/25/65(c)(g)	$142,800	$139,112
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.76%, 2/25/38(c)(g)(o)	159,360	34,612
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 4.99%, 10/25/46(e)	221,322	195,927
		32,422,376
Total Mortgage-Backed Securities (Cost $294,216,478)		291,809,436

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	160,000	186,867
California State Taxable GO Unlimited Refunding Bonds, Prerefunded, 4.60%, 4/01/38	325,000	331,558
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	76,462
7.55%, 4/01/39	40,000	48,882

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	49,434
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(p)	25,000	21,627
		714,830
Georgia – 0.0%(b)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	38,000	41,745
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Idaho – 0.1%
Idaho State Housing & Finance Association SFM Taxable Revenue Bond, Series D (GNMA, FNMA, FHLMC Insured), 6.01%, 7/01/45	$850,000	$870,834
Illinois – 0.0%(b)
Illinois State Taxable Pension GO Unlimited Bonds, 5.10%, 6/01/33	261,765	267,406
Louisiana – 0.0%(b)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp., Project, 4.15%, 2/01/33	70,000	69,878
New Jersey – 0.0%(b)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	106,000	128,204
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	70,000	77,170
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	31,328
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	95,000	100,485
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	30,607
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/01/40	65,000	69,360
	Par(a)	Value
New York (Continued)
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	$85,000	$81,456
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	57,619
		448,025
Ohio – 0.0%(b)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	96,501
Texas – 0.0%(b)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	78,174
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	95,000	98,939
		177,113
Total Municipal Bonds (Cost $3,006,099)		2,814,536

	Number of Shares
Preferred Stocks – 0.0%(b)
Electric Utilities – 0.0%(b)
NextEra Energy Capital Holdings, Inc., 6.50%, 6/01/85	50,000	12,800
Total Preferred Stocks (Cost $10,650)		12,800

	Par(a)
Term Loans – 0.9%(e)
Asset Management – 0.2%
HarbourVest Structured Solutions IV Term Loan, 9/15/30(q)	$400,000	400,000
MG Azalea L.P., Term Loan, (1M USD CME Term SOFR + 2.10%), 6.45%, 6/24/32	1,270,682	1,270,682
		1,670,682
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Consumer Cyclical – 0.1%
Burlington Coat Factory Warehouse Corp., Term B-7 Loan, (1M USD CME Term SOFR + 1.75%), 5.71%, 9/24/31	$795,980	$794,651
Electric Utilities – 0.1%
NRG Energy, Inc., 2024 New Term Loan,
(3M USD CME Term SOFR + 1.75%), 5.59%, 4/16/31	746,202	747,620
(1M USD CME Term SOFR + 1.75%), 5.73%, 4/16/31	1,899	1,903
		749,523
Gas & Water Utilities – 0.1%
Meade Pipeline Co. LLC, Initial Loan, (3M USD CME Term SOFR + 2.00%), 6.00%, 9/22/32	900,000	900,000
Institutional Financial Services – 0.1%
BlackRock Secondaries & Liquidity Solutions Term Loan, 6/15/30(q)	900,000	900,000
Blue Owl Group Tranche C Senior Secured Term Loan, 10/25/32(q)	350,000	350,000
		1,250,000
Leisure Facilities & Services – 0.1%
DraftKings, Inc., Term Loan B, (1M USD CME Term SOFR + 1.75%), 5.86%, 3/04/32	499,069	496,574
Entain PLC, Facility B-5, (3M USD CME Term SOFR + 2.25%), 6.25%, 7/31/32	325,000	323,476
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, (3M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.75%, 11/30/30	89,316	88,825
Flutter Entertainment PLC, Third Incremental Term B Loan, (3M USD CME Term SOFR + 2.00%, 0.50% Floor), 6.00%, 6/04/32	448,875	446,070
PCI Gaming Authority Term B Facility Loan,
(1M USD CME Term SOFR + 2.00%), 5.96%, 7/18/31	99,748	99,778
7/18/31(q)	25,000	25,008
		1,479,731
	Par(a)	Value
Metals & Mining – 0.1%
Novelis Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 1.75%), 5.75%, 3/11/32	$897,745	$899,656
Oil & Gas Supply Chain – 0.1%
Colossus AcquireCo LLC, Initial Term Loan, (2M USD SOFR + 1.75%), 5.87%, 7/30/32	800,000	796,000
Software – 0.0%(b)
ConnectWise LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.76%, 9/29/28	22,676	22,694
Specialty Finance – 0.0%
IMC Financing LLC, Term Loan, (1M USD CME Term SOFR + 3.50%), 7.53%, 6/18/32(h)	299,250	301,494
Midcap Funding XLVI Trust Loan, (1M USD CME Term SOFR + 2.50%, 1.00% Floor), 6.63%, 4/23/27	250,000	250,093
		551,587
Total Term Loans (Cost $9,102,855)		9,114,524

U.S. Government Obligations – 14.4%
U.S. Treasury Bonds – 5.3%
4.25%, 5/15/39	64,000	63,350
4.38%, 11/15/39	18,814,000	18,765,495
1.13%, 5/15/40	1,373,000	883,118
1.13%, 8/15/40	1,373,000	873,732
4.25%, 11/15/40	1,312,700	1,282,549
1.38%, 11/15/40	1,373,000	904,517
1.88%, 2/15/41	1,863,700	1,321,043
3.75%, 8/15/41	1,029,000	940,410
3.88%, 2/15/43	652,500	597,241
3.63%, 8/15/43	1,009,600	887,817
3.75%, 11/15/43	1,009,600	901,857
4.13%, 8/15/44	325,700	304,848
4.63%, 11/15/44	388,000	387,530
2.50%, 2/15/45	3,008,200	2,178,477
2.75%, 11/15/47	3,558,600	2,601,253
3.00%, 2/15/48	1,433,000	1,093,726
2.25%, 8/15/49	1,430,000	923,467
1.38%, 8/15/50	389,000	198,253
1.63%, 11/15/50	251,800	136,897
2.38%, 5/15/51	391,300	254,590
2.00%, 8/15/51	389,000	230,604
1.88%, 11/15/51	1,164,000	666,254
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Bonds (Continued)
2.25%, 2/15/52	$1,486,200	$932,474
3.00%, 8/15/52	26,000	19,217
3.63%, 2/15/53	41,000	34,227
3.63%, 5/15/53	35,500	29,608
4.63%, 2/15/55(j)	19,000	18,861
4.75%, 5/15/55	602,000	609,901
2.38%, 2/15/55	910,000	923,296
0.00%, 5/15/45(n)(r)	8,000,000	3,180,089
0.00%, 5/15/55(j)(r)	34,750,000	8,743,789
		50,888,490
U.S. Treasury Notes – 9.1%
1.25%, 4/15/28	1,280,000	1,382,727
2.13%, 4/15/29	2,870,000	3,090,710
1.63%, 10/15/29	3,420,000	3,579,994
1.63%, 4/15/30(j)	3,803,000	3,918,265
1.38%, 7/15/33	260,000	272,927
2.13%, 1/15/35	8,180,000	8,641,036
1.88%, 7/15/35	4,450,000	4,527,557
2.00%, 11/15/26	1,385,800	1,361,558
4.25%, 11/30/26	5,998,000	6,030,543
4.38%, 12/15/26	1,952,700	1,966,277
4.25%, 12/31/26	156,000	156,920
4.00%, 1/15/27	1,332,700	1,337,385
1.88%, 2/28/27	4,000	3,908
4.25%, 3/15/27(j)	1,332,700	1,343,007
3.75%, 4/30/27	111,000	111,173
0.50%, 5/31/27	688,000	655,374
3.25%, 6/30/27	4,939,000	4,909,482
4.38%, 7/15/27	24,000	24,293
2.25%, 8/15/27	1,202,400	1,174,219
3.13%, 8/31/27	6,000	5,949
3.38%, 9/15/27	100,000	99,578
0.38%, 9/30/27	970,000	912,823
4.13%, 9/30/27	1,104,000	1,114,393
4.13%, 10/31/27(j)	1,096,600	1,107,566
0.63%, 11/30/27	12,000	11,294
3.88%, 11/30/27	1,475,500	1,483,627
4.00%, 2/29/28	14,000	14,125
1.25%, 3/31/28	1,046,700	990,481
3.50%, 4/30/28	61,000	60,862
1.25%, 5/31/28	1,710,800	1,612,629
1.13%, 8/31/28	1,395,200	1,303,204
4.38%, 8/31/28	1,223,100	1,248,040
1.25%, 9/30/28	1,368,700	1,280,536
1.38%, 12/31/28	4,000	3,736
3.75%, 12/31/28	1,599,000	1,605,184
2.38%, 3/31/29	1,121,800	1,077,016
3.25%, 6/30/29	1,253,600	1,236,706
4.25%, 6/30/29	2,000	2,041
4.00%, 2/28/30	1,408,000	1,425,930
	Par(a)	Value
U.S. Treasury Notes (Continued)
3.88%, 4/30/30	$2,000,000	$2,015,391
3.75%, 5/31/30(j)	1,046,000	1,048,370
4.00%, 5/31/30(n)	14,500,000	14,688,613
3.88%, 6/30/30	31,000	31,236
4.00%, 7/31/30	175,000	177,215
4.88%, 10/31/30	844,300	888,461
3.75%, 12/31/30	13,000	13,012
4.25%, 6/30/31	1,278,500	1,309,064
3.63%, 9/30/31	1,177,200	1,166,164
4.13%, 11/30/31	13,000	13,213
4.50%, 12/31/31	529,100	548,548
4.13%, 2/29/32	29,000	29,462
4.00%, 4/30/32	1,500,000	1,512,598
2.88%, 5/15/32	43,600	41,134
4.13%, 5/31/32	1,250,000	1,268,848
4.00%, 6/30/32	171,000	172,329
4.00%, 7/31/32	54,000	54,390
4.00%, 2/15/34	1,061,800	1,062,505
3.88%, 8/15/34	16,000	15,815
4.63%, 2/15/35	149,000	155,426
4.25%, 5/15/35	729,000	738,796
		88,033,665
Total U.S. Government Obligations (Cost $139,664,309)		138,922,155

	Number of Shares
Investment Companies – 33.5%
BlackRock Allocation Target Shares - BATS, Series A	5,928,904	56,798,902
iShares U.S. Treasury Bond ETF(s)	10,701,492	248,274,614
Vanguard Total International Bond ETF(j)	375,725	18,729,891
Total Investment Companies (Cost $321,094,653)		323,803,407

	Par(a)/Number of Shares
Short-Term Investments – 5.2%
Corporate Bonds – 0.0%(b)
EQT Corp., 3.13%, 5/15/26(c)	$268,000	265,548
Paramount Global, 3.70%, 10/04/26	84,000	82,659
		348,207
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)/Number of Shares	Value
Foreign Issuer Bonds – 0.1%
Brazil Letras do Tesouro Nacional, 0.00%, 4/01/26(r)	BRL	$499,000	$87,697
Diamond II Ltd., 7.95%, 7/28/26		450,000	452,683
Grand City Properties S.A., (2.18% - 5Y EUR Swap Rate), 1.50%, 3/09/26(k)(l)	EUR	100,000	113,319
			653,699
Money Market Funds – 4.4%
Northern Institutional Funds - Liquid Assets Portfolio, 4.21%(t)(u)		26,635,871	26,635,871
Northern Institutional Funds - Treasury Portfolio (Premier), 3.91%(t)		15,853,537	15,853,537
			42,489,408
Mortgage-Backed Securities – 0.2%
Petroleos Mexicanos, 7.50%, 3/20/26(c)		422,000	422,389
Station Place Securitization Trust, Series 2025-SP2, Class A1, (1M CME Term SOFR + 1.15%), 5.14%, 9/25/26(c)(e)		1,750,000	1,750,000
			2,172,389
U.S. Government Obligations – 0.5%
U.S. Treasury Notes,
4.63%, 3/15/26		2,508,000	2,515,191
0.63%, 7/31/26		1,989,100	1,943,491
4.63%, 10/15/26		53,000	53,436
			4,512,118
Total Short-Term Investments (Cost $50,161,857)			50,175,821

Number of Contracts		Notional Amount
Purchased Options – 0.0%(b)
Call Options - Exchange Traded – 0.0%(b)
3-Month SOFR Future, Strike Price USD 97.50, Expires 9/11/26	218	$52,758,725	51,775
3-Month SOFR Future, Strike Price USD 97.50, Expires 3/12/27	156	37,789,050	65,325
			117,100
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter – 0.0%(b)
South African Rand vs. Euro, Strike Price ZAR 20.00, Expires 12/11/25, Counterparty: Goldman Sachs	2	$90,000 (v)	$1,290
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.66, Expires 12/18/25, Counterparty: Barclays	2	202,000 (w)	1,504
U.S. Dollar vs. Euro, Strike Price USD 1.17, Expires 12/12/25, Counterparty: BNP Paribas	2	134,000 (v)	484
U.S. Dollar vs. Euro, Strike Price USD 1.17, Expires 12/29/25, Counterparty: Citibank	1	53,000 (v)	273
U.S. Dollar vs. Euro, Strike Price USD 1.18, Expires 11/06/25, Counterparty: BNP Paribas	2	112,000 (v)	4
U.S. Dollar vs. Euro, Strike Price USD 1.22, Expires 12/22/25, Counterparty: BNP Paribas	1	3,000 (v)	61
			3,616
Call Swaptions - Over the Counter – 0.0%(b)
Pay 1-Day USD SOFR (Annually); Receive 3.55% (Annually): Interest Rate Swap Maturing 5/04/2056, Strike Price USD 3.55, Expires 4/30/26, Counterparty: Bank of America	1	2,972,000	34,842
Put Options - Over the Counter – 0.0%(b)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.38, Expires 12/29/25, Counterparty: Morgan Stanley	1	44,000	470
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 0.00, Expires 1/27/26, Counterparty: Morgan Stanley	1	4,000	727
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.00, Expires 1/16/26, Counterparty: Standard Chartered Bank	1	7,614,000	15,071
Japanese Yen vs. U.S. Dollar, Strike Price JPY 150.00, Expires 11/20/25, Counterparty: Barclays	1	3,516,000	1,314
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Turkish Lira vs. U.S. Dollar, Strike Price TRY 43.00, Expires 11/21/25, Counterparty: Goldman Sachs	1	$24,000	$304
U.S. Dollar vs. Euro, Strike Price USD 1.13, Expires 12/11/25, Counterparty: HSBC	1	5,000 (v)	466
U.S. Dollar vs. Euro, Strike Price USD 1.15, Expires 12/02/25, Counterparty: BNP Paribas	1	76,000 (v)	317
			18,669
Total Purchased Options (Premiums Paid $274,424)			174,227

Total Long Positions – 112.9% (Cost $1,088,878,597)	1,092,249,162

	Par(a)	Value
Short Positions – (2.3)%(x)
Mortgage-Backed Securities – (2.3)%
Uniform Mortgage-Backed Securities – (2.3)%
Pool,
2.00%, 11/01/38(d)	(482,000)	(443,545)
3.00%, 11/01/38 - 11/01/52(d)	(477,300)	(434,190)
3.50%, 11/01/38(d)	(27,000)	(26,150)
4.00%, 12/01/51(d)	(2,373,000)	(2,250,449)
2.50%, 11/01/52(d)	(93,400)	(79,284)
4.50%, 11/01/53(d)	(2,306,000)	(2,247,477)
5.00%, 11/01/53(d)	(1,261,000)	(1,254,552)
6.00%, 11/01/54(d)	(15,131,739)	(15,473,065)
(22,208,712)
Total Mortgage-Backed Securities (Proceeds $22,238,008)		(22,208,712)
Total Short Positions – (2.3)% (Proceeds $22,238,008)		(22,208,712)
Total Written Options – (0.0)%(b) (Premiums Received $484,325)		(322,740)
Liabilities less Other Assets – (10.6)%(y)		(102,364,530)
NET ASSETS – 100.0%		$967,353,180
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(b)	Amount rounds to less than 0.05%.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total value of $173,798,923 or 17.97% of net assets.

(d)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2025.
(e)	Variable or floating rate security. Rate as of October 31, 2025 is disclosed.
(f)	Step coupon bond. Rate as of October 31, 2025 is disclosed.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2025 is disclosed.

(h)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At
October 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $1,982,094 or 0.20% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Evercore, Inc., 5.47%, 7/24/32	6/26/2025	$800,000
IMC Financing LLC, Term Loan, 7.53%, 6/18/32	6/02/2025	297,754
Vantage Data Centers LLC, 5.13%, 8/15/55	8/07/2025	850,000

(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(j)	Security either partially or fully on loan. (See Note 6.)
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2025 is disclosed.
(l)	Perpetual bond. Maturity date represents next call date.
(m)	Investment is valued using significant unobservable inputs (Level 3).
(n)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(o)	Security is an Interest Only Strip.
(p)	Century bond maturing in 2112.
(q)	Position is unsettled. Contract rate was not determined at October 31, 2025 and does not take effect until settlement date.
(r)	Zero coupon bond.
(s)
Fair value of this security exceeds 25% of the Fund’s Net Assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(t)	7-day current yield as of October 31, 2025 is disclosed.
(u)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
(v)	The notional amount is EUR.
(w)	The notional amount is AUD.
(x)	Securities sold short are not owned by the Fund.
(y)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

Abbreviations:

1M	1 Month
1Y	1 Year
2M	2 Month
3M	3 Month
5Y	5 Year
10Y	10 Year
12MTA	12 Month Treasury Average
30D	30 Day
ABS	Asset-Backed Security
AUD	Australian Dollar
BATS	Better Alternative Trading System
BBSW	Bank Bill Swap Rate
BRL	Brazilian Real
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
CORRA	Canadian Overnight Repo Rate Average
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
GO	Government Obligation
ICE	Intercontinental Exchange
IO	Interest Only
JPY	Japanese Yen
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
SFM	Single Family Mortgage
SOFR	United States Secured Overnight Financing Rate
TONAR	Tokyo Overnight Average Rate
TRB	Tax Revenue Bonds
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Futures Contracts outstanding at October 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	5	12/10/2025	EUR	745,707	$6,236
10-Year Australian Treasury Bond	4	12/15/2025	AUD	297,347	(659)
3-Year Australian Treasury Bond	54	12/15/2025	AUD	3,770,769	(6,139)
10-Year U.S. Treasury Note	42	12/19/2025	USD	4,732,219	(31,976)
U.S. Treasury Long Bond	6	12/19/2025	USD	703,875	(6,019)
Ultra U.S. Treasury Bond	106	12/19/2025	USD	12,855,812	285,377
5-Year U.S. Treasury Note	436	12/31/2025	USD	47,615,969	(159,274)
Total Long Contracts					$87,546
Short Contracts
10-Year Australian Treasury Bond	(14)	12/15/2025	AUD	1,040,713	$3,997
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at October 31, 2025: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Ultra 10-Year U.S. Treasury Note	(21)	12/19/2025	USD	2,425,172	$13,787
2-Year U.S. Treasury Note	(60)	12/31/2025	USD	12,494,531	10,101
Total Short Contracts					$27,885
					$115,431

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/17/25	U.S. Dollars	4,721,576	Euro	4,012,817	Deutsche Bank	$83,548
12/17/25	U.S. Dollars	1,264,890	Japanese Yen	184,621,906	HSBC	61,035
12/17/25	Brazilian Reals	7,682,844	U.S. Dollars	1,388,888	UBS	23,150
12/17/25	U.S. Dollars	767,655	British Pounds	567,100	Barclays	22,618
12/17/25	U.S. Dollars	941,268	Euro	796,000	Morgan Stanley	21,249
12/17/25	U.S. Dollars	309,074	British Pounds	227,000	Citibank	10,849
12/17/25	U.S. Dollars	530,032	Euro	450,000	Barclays	9,921
12/17/25	Colombian Pesos	2,717,231,058	U.S. Dollars	690,606	Morgan Stanley	9,698
11/25/25	U.S. Dollars	1,435,852	Brazilian Reals	7,722,010	Goldman Sachs	9,698
12/17/25	Brazilian Reals	12,512,937	U.S. Dollars	2,291,088	BNP Paribas	8,678
12/17/25	U.S. Dollars	277,478	British Pounds	206,000	Goldman Sachs	6,842
12/17/25	U.S. Dollars	665,000	Mexican Pesos	12,296,758	State Street	6,446
12/22/25	Egyptian Pounds	1,685,300	U.S. Dollars	30,052	Citibank	4,895
12/17/25	Peruvian Nuevo Soles	1,531,620	U.S. Dollars	450,000	Bank of America	4,293
12/17/25	Mexican Pesos	12,493,421	U.S. Dollars	665,000	JPMorgan Chase	4,086
11/25/25	Brazilian Reals	6,764,639	U.S. Dollars	1,245,918	BNP Paribas	3,421
12/17/25	U.S. Dollars	69,238	Japanese Yen	10,108,000	UBS	3,327
12/17/25	South African Rand	10,302,334	U.S. Dollars	589,130	Barclays	3,130
11/25/25	U.S. Dollars	315,865	Mexican Pesos	5,827,901	Goldman Sachs	2,995
12/17/25	U.S. Dollars	232,905	Euro	199,000	JPMorgan Chase	2,900
12/17/25	U.S. Dollars	146,047	British Pounds	109,000	JPMorgan Chase	2,846
12/17/25	U.S. Dollars	161,361	British Pounds	121,000	Wells Fargo	2,395
12/17/25	U.S. Dollars	240,452	Euro	206,000	State Street	2,356
11/26/25	U.S. Dollars	139,337	Euro	119,900	BNP Paribas	931
11/26/25	Colombian Pesos	347,773,777	U.S. Dollars	89,471	Citibank	402
11/26/25	Colombian Pesos	128,560,810	British Pounds	25,000	BNP Paribas	379
4/02/26	U.S. Dollars	89,858	Brazilian Reals	499,000	JPMorgan Chase	341
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
1/30/26	Nigerian Naira	39,652,433	U.S. Dollars	26,760	Citibank	$321
11/26/25	U.S. Dollars	29,332	Canadian Dollars	40,698	Barclays	277
11/26/25	U.S. Dollars	68,328	Euro	59,000	Wells Fargo	222
11/26/25	U.S. Dollars	34,847	Singapore Dollars	44,981	Goldman Sachs	219
12/05/25	Nigerian Naira	38,802,000	U.S. Dollars	26,760	Citibank	198
11/26/25	U.S. Dollars	50,976	Euro	44,000	RBS	185
11/26/25	U.S. Dollars	26,000	Singapore Dollars	33,560	Citibank	164
11/26/25	U.S. Dollars	17,000	Canadian Dollars	23,587	BNP Paribas	160
11/26/25	U.S. Dollars	43,762	Australian Dollars	66,639	Barclays	147
12/02/25	U.S. Dollars	29,698	Brazilian Reals	160,322	Morgan Stanley	139
11/26/25	U.S. Dollars	11,398	Euro	9,762	Goldman Sachs	130
1/26/26	Argentine Pesos	15,828,740	U.S. Dollars	10,082	Citibank	58
11/26/25	U.S. Dollars	14,000	Turkish Lira	600,208	Barclays	23
11/26/25	U.S. Dollars	52,945	South African Rand	919,257	Barclays	18
11/25/25	U.S. Dollars	5,437	Chinese Offshore Yuan	38,604	HSBC	9
11/20/25	Egyptian Pounds	713,790	U.S. Dollars	15,000	Citibank	5
Total Unrealized Appreciation						$314,704

11/25/25	U.S. Dollars	21,853	Chinese Offshore Yuan	155,413	Societe Generale	$(2)
11/26/25	Euro	22,000	Hungarian Forints	8,572,662	BNP Paribas	(41)
11/26/25	Euro	22,688	Hungarian Forints	8,840,867	Barclays	(42)
11/20/25	Egyptian Pounds	1,217,786	U.S. Dollars	25,643	Citibank	(43)
11/26/25	Canadian Dollars	18,000	Japanese Yen	1,983,012	Barclays	(51)
11/26/25	Japanese Yen	1,967,090	Canadian Dollars	18,000	Barclays	(53)
12/26/25	Turkish Lira	708,085	U.S. Dollars	16,124	Barclays	(62)
11/26/25	Euro	23,000	U.S. Dollars	26,613	Goldman Sachs	(63)
11/26/25	U.S. Dollars	16,000	Colombian Pesos	62,192,000	Citibank	(72)
11/26/25	Philippine Pesos	3,018,644	U.S. Dollars	51,460	Citibank	(79)
11/26/25	British Pounds	25,000	U.S. Dollars	33,100	Goldman Sachs	(255)
11/26/25	Chilean Pesos	75,018,363	U.S. Dollars	79,879	Citibank	(273)
11/26/25	Japanese Yen	3,934,190	U.S. Dollars	25,924	Barclays	(328)
11/26/25	Hungarian Forints	11,011,154	U.S. Dollars	33,000	Goldman Sachs	(328)
12/02/25	Brazilian Reals	247,641	U.S. Dollars	46,000	Citibank	(342)
11/26/25	Thai Baht	14,154,586	U.S. Dollars	439,004	Barclays	(359)
11/26/25	Swiss Francs	36,915	U.S. Dollars	46,515	Goldman Sachs	(504)
11/26/25	Romanian Leu	223,338	U.S. Dollars	51,146	Citibank	(589)
11/26/25	Czech Republic Koruna	1,669,658	U.S. Dollars	80,000	Barclays	(867)
11/26/25	Euro	92,960	U.S. Dollars	108,284	Citibank	(978)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
11/26/25	Hungarian Forints	38,981,523	U.S. Dollars	116,835	Citibank	$(1,171)
11/26/25	Mexican Pesos	2,566,862	U.S. Dollars	139,000	Goldman Sachs	(1,213)
11/26/25	Malaysian Ringgit	1,755,528	U.S. Dollars	421,091	Morgan Stanley	(1,650)
11/26/25	Chinese Offshore Yuan	2,752,883	U.S. Dollars	388,957	BNP Paribas	(1,805)
11/26/25	Indonesian Rupiahs	6,588,933,708	U.S. Dollars	398,171	Standard Chartered Bank	(2,097)
11/26/25	Indian Rupees	39,538,701	U.S. Dollars	446,967	Standard Chartered Bank	(2,191)
11/26/25	Czech Republic Koruna	4,457,458	U.S. Dollars	213,612	Citibank	(2,352)
11/26/25	Polish Zloty	707,194	U.S. Dollars	194,555	Barclays	(3,098)
11/25/25	U.S. Dollars	589,130	South African Rand	10,286,542	Barclays	(3,165)
11/26/25	South African Rand	4,907,515	U.S. Dollars	286,413	Citibank	(3,860)
11/25/25	U.S. Dollars	450,000	Peruvian Nuevo Soles	1,530,450	Bank of America	(4,258)
12/17/25	U.S. Dollars	1,245,918	Brazilian Reals	6,804,670	BNP Paribas	(4,719)
12/22/25	U.S. Dollars	30,036	Egyptian Pounds	1,685,300	Citibank	(4,911)
12/17/25	U.S. Dollars	326,386	Brazilian Reals	1,804,000	Barclays	(5,173)
12/17/25	Chinese Offshore Yuan	11,670,450	U.S. Dollars	1,650,000	Citibank	(6,257)
11/25/25	U.S. Dollars	2,291,088	Brazilian Reals	12,439,325	BNP Paribas	(6,291)
11/25/25	Mexican Pesos	12,266,992	U.S. Dollars	665,000	State Street	(6,448)
12/17/25	U.S. Dollars	583,864	South African Rand	10,270,000	Bank of America	(6,537)
12/17/25	Euro	357,000	U.S. Dollars	419,970	Deutsche Bank	(7,348)
11/25/25	U.S. Dollars	690,606	Colombian Pesos	2,708,736,603	Morgan Stanley	(9,502)
12/17/25	U.S. Dollars	677,072	Colombian Pesos	2,681,508,214	Morgan Stanley	(14,026)
12/17/25	U.S. Dollars	450,000	Peruvian Nuevo Soles	1,567,710	Bank of America	(14,998)
12/17/25	U.S. Dollars	2,412,299	Brazilian Reals	13,343,995	UBS	(40,207)
Total Unrealized Depreciation						$(158,608)
Net Unrealized Appreciation						$156,096

Written Call Option Contracts outstanding at October 31, 2025: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
3-Month SOFR Future	218	USD	52,758,725	98.00	9/11/2026	$(24,525)
3-Month SOFR Future	156	USD	37,789,050	98.00	3/12/2027	(33,150)
Total Written Call Options Contracts (Premiums Received $85,138)						$(57,675)

See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at October 31, 2025: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	44,000	BRL	5.60	12/29/2025	$(410)
Indian Rupee vs. U.S. Dollar	Bank of America	2	USD	121,000	INR	88.40	12/15/2025	(1,133)
South African Rand vs. Euro	Goldman Sachs	2	EUR	134,000	ZAR	20.50	12/11/2025	(732)
Turkish Lira vs. U.S. Dollar	Goldman Sachs	1	USD	12,000	TRY	45.00	11/21/2025	(39)
U.S. Dollar vs. Euro	BNP Paribas	2	EUR	200,000	USD	1.19	12/12/2025	(191)
U.S. Dollar vs. Euro	Citibank	1	EUR	105,000	USD	1.19	12/29/2025	(180)
Total Written OTC Call Options Contracts (Premiums Received $2,952)								$(2,685)

Written Put Option Contracts outstanding at October 31, 2025: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chinese Yuan vs. U.S. Dollar	Standard Chartered Bank	1	USD	7,614,000	CNH	6.85	1/16/2026	$(3,004)
U.S. Dollar vs. Australian Dollar	Barclays	2	AUD	135,000	USD	0.64	12/18/2025	(393)
Total Written OTC Put Options Contracts (Premiums Received $21,093)								$(3,397)

Written Call Interest Rate Swaption Contracts outstanding at October 31, 2025: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 1/02/2036	3.30% (Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	12/30/2025	3.30%	1,980,000	$(2,838)
Interest Rate Swap Maturing 1/16/2036	3.20% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	1/14/2026	3.20	3,911,000	(5,060)
Interest Rate Swap Maturing 12/17/2035	3.39% (Annually)	1-Day USD SOFR (Annually)	Citibank	12/15/2025	3.39	3,940,000	(5,880)
Interest Rate Swap Maturing 2/18/2031	2.85% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	2/13/2026	2.85	1,640,625	(2,175)
Interest Rate Swap Maturing 2/18/2031	2.85% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	2/13/2026	2.85	1,640,625	(2,183)
Interest Rate Swap Maturing 2/18/2031	2.86% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	2/13/2026	2.86	1,640,625	(2,236)
Interest Rate Swap Maturing 2/20/2031	2.94% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	2/18/2026	2.94	1,640,625	(3,138)
Interest Rate Swap Maturing 2/20/2031	2.94% (Annually)	1-Day USD SOFR (Annually)	Toronto-Dominion Bank	2/18/2026	2.94	1,640,625	(3,138)
Interest Rate Swap Maturing 2/23/2031	2.93% (Annually)	1-Day USD SOFR (Annually)	Barclays	2/19/2026	2.93	1,640,625	(3,022)
Interest Rate Swap Maturing 2/23/2031	2.93% (Annually)	1-Day USD SOFR (Annually)	Toronto-Dominion Bank	2/19/2026	2.93	1,640,625	(3,062)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at October 31, 2025: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 2/24/2031	2.89% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	2/20/2026	2.89%	1,640,625	$(2,725)
Interest Rate Swap Maturing 5/04/2056	3.25% (Annually)	1-Day USD SOFR (Annually)	Bank of America	4/30/2026	3.25	2,972,000	(13,569)
Interest Rate Swap Maturing 8/17/2028	2.64% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/13/2026	2.64	2,296,875	(4,420)
Interest Rate Swap Maturing 8/17/2028	2.64% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	8/13/2026	2.64	2,296,875	(4,420)
Interest Rate Swap Maturing 8/18/2028	2.69% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/14/2026	2.69	2,625,000	(5,511)
Interest Rate Swap Maturing 8/18/2028	2.69% (Annually)	1-Day USD SOFR (Annually)	Toronto-Dominion Bank	8/14/2026	2.69	2,625,000	(5,511)
Interest Rate Swap Maturing 8/21/2028	2.71% (Annually)	1-Day USD SOFR (Annually)	Barclays	8/19/2026	2.71	1,640,625	(3,669)
Interest Rate Swap Maturing 8/21/2028	2.71% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/19/2026	2.71	1,640,625	(3,669)
Total Written OTC Call Swaptions Contracts (Premiums Received $148,039)							$(76,226)

Written Put Interest Rate Swaption Contracts outstanding at October 31, 2025: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 1/02/2036	1-Day USD SOFR (Annually)	4.00% (Annually)	JPMorgan Chase	12/30/2025	4.00%	USD	1,980,000	$(3,129)
Interest Rate Swap Maturing 10/06/2029	1-Day USD SOFR (Annually)	4.05% (Annually)	Goldman Sachs	10/04/2027	4.05	USD	21,172,000	(77,426)
Interest Rate Swap Maturing 2/18/2031	1-Day USD SOFR (Annually)	3.85% (Annually)	BNP Paribas	2/13/2026	3.85	USD	1,640,625	(1,898)
Interest Rate Swap Maturing 2/18/2031	1-Day USD SOFR (Annually)	3.86% (Annually)	Morgan Stanley	2/13/2026	3.86	USD	3,281,250	(3,720)
Interest Rate Swap Maturing 2/20/2031	1-Day USD SOFR (Annually)	3.94% (Annually)	BNP Paribas	2/18/2026	3.94	USD	1,640,625	(1,406)
Interest Rate Swap Maturing 2/20/2031	1-Day USD SOFR (Annually)	3.94% (Annually)	Toronto-Dominion Bank	2/18/2026	3.94	USD	1,640,625	(1,406)
Interest Rate Swap Maturing 2/23/2031	1-Day USD SOFR (Annually)	3.93% (Annually)	Toronto-Dominion Bank	2/19/2026	3.93	USD	1,640,625	(1,506)
Interest Rate Swap Maturing 2/23/2031	1-Day USD SOFR (Annually)	3.93% (Annually)	Barclays	2/19/2026	3.93	USD	1,640,625	(1,532)
Interest Rate Swap Maturing 2/24/2031	1-Day USD SOFR (Annually)	3.89% (Annually)	BNP Paribas	2/20/2026	3.89	USD	1,640,625	(1,814)
Interest Rate Swap Maturing 4/27/2036	1-Day USD SOFR (Annually)	4.00% (Annually)	JPMorgan Chase	4/23/2026	4.00	USD	2,766,000	(21,556)
Interest Rate Swap Maturing 8/17/2028	1-Day USD SOFR (Annually)	3.64% (Annually)	BNP Paribas	8/13/2026	3.64	USD	2,296,875	(4,849)
Interest Rate Swap Maturing 8/17/2028	1-Day USD SOFR (Annually)	3.64% (Annually)	Morgan Stanley	8/13/2026	3.64	USD	2,296,875	(4,849)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at October 31, 2025: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 8/18/2028	1-Day USD SOFR (Annually)	3.69% (Annually)	BNP Paribas	8/14/2026	3.69%	USD	2,625,000	$(5,012)
Interest Rate Swap Maturing 8/18/2028	1-Day USD SOFR (Annually)	3.69% (Annually)	Toronto-Dominion Bank	8/14/2026	3.69	USD	2,625,000	(5,012)
Interest Rate Swap Maturing 8/21/2028	1-Day USD SOFR (Annually)	3.71% (Annually)	Barclays	8/19/2026	3.71	USD	1,640,625	(3,023)
Interest Rate Swap Maturing 8/21/2028	1-Day USD SOFR (Annually)	3.71% (Annually)	BNP Paribas	8/19/2026	3.71	USD	1,640,625	(3,023)
Interest Rate Swap Maturing 9/22/2029	1-Day USD SOFR (Annually)	4.30% (Annually)	Goldman Sachs	9/20/2027	4.30	USD	15,792,000	(41,596)
Total Written OTC Put Swaptions Contracts (Premiums Received $227,103)								$(182,757)

Interest Rate Swap Contracts outstanding at October 31, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR (At Maturity)	3.80% (At Maturity)	5/16/2026	USD	7,578,000	$(21,744)	$—	$(21,744)
1-Day USD SOFR (At Maturity)	3.90% (At Maturity)	5/16/2026	USD	5,815,000	(10,880)	—	(10,880)
3.79% (At Maturity)	1-Day USD SOFR (At Maturity)	5/16/2026	USD	7,578,000	22,220	—	22,220
3.81% (At Maturity)	1-Day USD SOFR (At Maturity)	5/16/2026	USD	5,815,000	15,873	1,944	13,929
1.00% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	538,261,739	(3,410)	—	(3,410)
1.02% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	570,293,188	(4,380)	—	(4,380)
1.03% (At Maturity)	1-Day JPY TONAR (At Maturity)	3/12/2027	JPY	1,317,226,437	(10,796)	—	(10,796)
0.68% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	482,733,887	7,904	—	7,904
0.69% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	488,377,358	7,934	—	7,934
0.86% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/21/2027	JPY	200,000,000	1,025	—	1,025
0.70% (At Maturity)	1-Day JPY TONAR (At Maturity)	5/11/2027	JPY	385,492,528	6,412	—	6,412
1-Day USD SOFR (Annually)	3.67% (Annually)	7/21/2027	USD	7,500,000	14,113	150	13,963
1-Day JPY TONAR (At Maturity)	1.01% (At Maturity)	9/11/2027	JPY	256,845,000	(890)	—	(890)
1-Day USD SOFR (Annually)	3.49% (Annually)	6/27/2028	USD	24,750,000	3,695	(21,890)	25,585
1-Day USD SOFR (Annually)	3.39% (Annually)	8/07/2028	USD	5,000,000	(7,676)	—	(7,676)
1-Day USD SOFR (Annually)	3.41% (Annually)	8/14/2028	USD	4,250,000	(2,989)	—	(2,989)
3M KRW KSDA (Quarterly)	2.69% (Quarterly)	12/17/2028	KRW	462,672,526	118	—	118
1-Day USD SOFR (Annually)	3.19% (Annually)	9/09/2030	USD	2,750,000	(29,979)	—	(29,979)
1.29% (Annually)	1-Day JPY TONAR (Annually)	8/13/2035	JPY	30,094,624	2,967	—	2,967
1.30% (Annually)	1-Day JPY TONAR (Annually)	8/13/2035	JPY	108,177,376	10,245	—	10,245
1-Day JPY TONAR (Annually)	2.04% (Annually)	8/12/2045	JPY	60,592,356	(6,583)	—	(6,583)
1-Day JPY TONAR (Annually)	2.03% (Annually)	8/12/2045	JPY	18,907,644	(2,180)	—	(2,180)
Total					$(9,001)	$(19,796)	$10,795
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection as of October 31, 2025:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 45 (Pay Quarterly)	1.00%	12/20/2030	USD	7,100,000	$(165,399)	$(159,993)	$(5,406)
Total					$(165,399)	$(159,993)	$(5,406)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2025: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 44 (Pay Quarterly)	3.06%	5.00%	6/20/2030	USD	4,338,768	$354,001	$298,100	$55,901
Markit iTraxx Europe Crossover Index Series 44 (Pay Quarterly)	2.65%	5.00%	12/20/2030	EUR	1,363,000	172,069	165,099	6,970
Total						$526,070	$463,199	$62,871

Credit Default Swap Contracts outstanding - Buy Protection at October 31, 2025: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2029	Bank of America	USD	703,000	$(21,545)	$(16,173)	$(5,372)
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	360,000	(11,141)	(8,452)	(2,689)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	346,000	(9,743)	(7,709)	(2,034)
Total						$(42,429)	$(32,334)	$(10,095)

Credit Default Swap Contracts outstanding - Sell Protection at October 31, 2025: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
PacifiCorp, 3.30%, Due: 3/15/2051 (Pay Quarterly)	0.26%	0.13%	09/29/2027	JPMorgan Chase	USD	142,500	$(328)	$(40)	$(288)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection at October 31, 2025: Over the Counter (continued)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover Index Series 42 (Pay Quarterly)	3.47%	5.00%	12/20/2029	BNP Paribas	EUR	51,586	$3,835	$4,208	$(373)
Markit iTraxx Europe Crossover Index Series 44 (Pay Quarterly)	2.33%	5.00%	12/20/2030	Goldman Sachs	EUR	53,000	8,125	8,332	(207)
Total							$11,632	$12,500	$(868)

Inflation Swap Contracts outstanding at October 31, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day UK Retail Price Index (At Maturity)	3.32% (At Maturity)	7/15/2027	GBP	1,944,518	$3,120	$—	$3,120
1-Day UK Retail Price Index (At Maturity)	3.30% (At Maturity)	7/15/2027	GBP	992,664	1,275	—	1,275
1-Day UK Retail Price Index (At Maturity)	3.28% (At Maturity)	7/15/2027	GBP	973,200	752	—	752
1-Day UK Retail Price Index (At Maturity)	3.43% (At Maturity)	7/15/2027	GBP	953,719	4,274	9	4,265
1-Day UK Retail Price Index (At Maturity)	3.26% (At Maturity)	8/15/2027	GBP	1,623,899	3,638	—	3,638
2.53% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	131,500	574	(22)	596
2.54% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	365,500	1,506	(48)	1,554
2.56% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	602,000	1,731	—	1,731
2.64% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	526,000	(551)	—	(551)
2.67% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	481,000	(1,182)	—	(1,182)
2.68% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	368,000	(1,168)	—	(1,168)
2.69% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	1,454,000	(4,779)	1,143	(5,922)
2.72% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	736,000	(3,777)	—	(3,777)
2.75% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2029	USD	488,000	(3,158)	—	(3,158)
3.41% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	7/15/2029	GBP	973,200	(4,169)	—	(4,169)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at October 31, 2025: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.42% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2029	GBP	992,664	$(4,912)	$—	$(4,912)
3.43% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2029	GBP	1,944,518	(10,137)	—	(10,137)
3.49% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2029	GBP	953,719	(8,107)	(136)	(7,971)
3.37% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	8/15/2029	GBP	1,623,899	(6,738)	—	(6,738)
2.43% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	4/15/2030	USD	1,515,379	6,842	—	6,842
3.39% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2030	GBP	424,500	(4,620)	—	(4,620)
3.40% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2030	GBP	432,990	(4,987)	—	(4,987)
3.41% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2030	GBP	848,179	(9,904)	—	(9,904)
3.46% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2030	GBP	416,002	(6,195)	(100)	(6,095)
3.35% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	8/15/2030	GBP	708,329	(7,524)	—	(7,524)
2.63% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	9/9/2030	USD	2,056,000	(7,263)	—	(7,263)
1-Day UK Retail Price Index (At Maturity)	3.24% (At Maturity)	7/15/2035	GBP	1,705,669	31,970	—	31,970
1-Day UK Retail Price Index (At Maturity)	3.27% (At Maturity)	7/15/2035	GBP	416,002	9,349	234	9,115
1-Day UK Retail Price Index (At Maturity)	3.20% (At Maturity)	8/15/2035	GBP	708,329	11,364	—	11,364
Total					$(12,776)	$1,080	$(13,856)

Total Return Swap Contracts outstanding as of October 31, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx USD Liquid High Yield Index	1-Day USD SOFR (At Maturity)	12/22/2025	Morgan Stanley	USD	3,510,000	$26,006	$14,659	$11,347
iBoxx USD Liquid High Yield Index	1-Day USD SOFR (At Maturity)	12/22/2025	Bank of America	USD	3,490,000	12,174	9,989	2,185
iBoxx USD Liquid High Yield Index	1-Day USD SOFR (At Maturity)	12/22/2025	JPMorgan Chase	USD	915,000	1,832	1,904	(72)
Total						$40,012	$26,552	$13,460
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$80,929,889	$—	$80,929,889
Convertible Bonds	—	197,114	—	197,114
Convertible Preferred Stocks	51,776	—	—	51,776
Corporate Bonds	—	145,404,835	222,651	145,627,486
Foreign Issuer Bonds	—	48,615,991	—	48,615,991
Mortgage-Backed Securities	—	291,809,436	—	291,809,436
Preferred Stocks	—	12,800	—	12,800
Municipal Bonds	—	2,814,536	—	2,814,536
Term Loans	—	9,114,524	—	9,114,524
U.S. Government Obligations	—	138,922,155	—	138,922,155
Investment Companies	323,803,407	—	—	323,803,407
Short-Term Investments	42,489,408	7,686,413	—	50,175,821
Purchased Options	117,100	57,127	—	174,227
Total Assets – Investments at value	$366,461,691	$725,564,820	$222,651	$1,092,249,162
Liabilities:
Mortgage-Backed Securities	$—	$(22,208,712)	$—	$(22,208,712)
Total Liabilities – Investments at value	$—	$(22,208,712)	$—	$(22,208,712)
Net Investments	$366,461,691	$703,356,108	$222,651	$1,070,040,450

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$319,498	$—	$—	$319,498
Forward Foreign Currency Exchange Contracts	—	314,704	—	314,704
Swap Contracts	—	264,924	—	264,924
Total Assets - Derivative Financial Instruments	$319,498	$579,628	$—	$899,126
Liabilities:
Futures Contracts	$(204,067)	$—	$—	$(204,067)
Forward Foreign Currency Exchange Contracts	—	(158,608)	—	(158,608)
Written Options	(57,675)	(265,065)	—	(322,740)
Swap Contracts	—	(208,023)	—	(208,023)
Total Liabilities - Derivative Financial Instruments	$(261,742)	$(631,696)	$—	$(893,438)
Net Derivative Financial Instruments	$57,756	$(52,068)	$—	$5,688
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund

	Par	Value
Municipal Bonds – 89.5%
Alabama – 2.5%
Alabama State University Revenue Bonds (AG Insured), 5.75%, 9/01/50	$100,000	$108,857
Birmingham Jefferson Civic Center Authority Special Tax Bonds, Series A, 5.00%, 7/01/48	250,000	252,111
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C, 5.50%, 6/01/32(a)(b)(c)	1,250,000	1,387,299
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	1,030,000	1,098,075
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	516,556
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 3.87%, 10/01/27(a)(c)	250,000	246,705
Black Belt Energy Gas District Revenue Bonds, Series B, Gas Project, 5.00%, 10/01/35	500,000	520,652
Lower Alabama Gas District Revenue Refunding Bonds, Series A, Gas Project, 5.00%, 12/01/33	150,000	159,565
Southeast Alabama State Gas Supply District Revenue Refunding Bonds, Series 2024-B, Project No. 2, 5.00%, 5/01/32(a)(b)(c)	350,000	379,092
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6, 5.00%, 6/01/30	475,000	506,818
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	150,000	156,154
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series A,
5.00%, 6/01/30	175,000	186,266
5.00%, 6/01/31	325,000	349,081
	Par	Value
Alabama (Continued)
Southeast Energy Authority Cooperative District Gas Supply Revenue Bonds, Series F,
5.25%, 11/01/35	$500,000	$569,000
5.25%, 11/01/35(a)(b)(c)	500,000	554,949

Southeast Energy Authority Cooperative Revenue Bonds, Series D, 5.00%, 9/01/35	100,000	110,780
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	260,000	261,684
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	386,706
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	514,500
		8,264,850
Alaska – 0.2%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	628,609
Alaska State Railroad Corp., Cruise Port Revenue Bonds (AMT) (AG Insured), 5.50%, 10/01/31	200,000	222,624
		851,233
Arizona – 1.4%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	146,143
Arizona State IDA MFH Variable Revenue Bonds, Diamond View at Ballpark Village, 2.76%, 7/01/29(a)(b)(c)	1,000,000	982,633
Arizona State IDA National Charter School Revolving Loan Fund Sustainable Revenue Bonds, Equitable School, 5.25%, 11/01/53	1,000,000	1,024,263
Chandler IDA Development Variable Revenue Bonds (AMT), Intel Corp., Project, 4.10%, 6/15/28(a)(b)(c)	1,130,000	1,132,111
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arizona (Continued)
Chandler IDA Variable Revenue Bonds (AMT), Intel Corp., Project, 4.00%, 6/01/29(a)(b)(c)	$500,000	$509,679
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	240,902
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	239,977
Sierra Vista IDA Education Facility Revenue Bonds, Wake Preparatory Academy, 6.25%, 6/15/45	250,000	254,557
Yuma Arizona IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center (AGC Insured), 4.00%, 8/01/49	350,000	321,423
		4,851,688
Arkansas – 0.1%
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	132,620
5.00%, 8/01/29	120,000	129,754

Springdale Water & Sewer Revenue Bonds, 5.00%, 9/01/30	150,000	166,201
		428,575
California – 5.2%
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project, 5.00%, 8/01/33(a)(b)(c)	150,000	167,295
California Community Choice Financing Authority Sustainable Revenue Bonds, Series B-1, Clean Energy Project, 4.00%, 8/01/31(a)(b)(c)	500,000	510,739
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	477,160
	Par	Value
California (Continued)
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.00%, 11/01/35(a)(b)(c)	$300,000	$329,295
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	214,206	219,924
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	575,574
California State Health Facilities Financing Authority Revenue Bonds, Episcopal Communities & Services, 5.00%, 11/15/30	200,000	215,057
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 3.00%, 7/01/50	1,250,000	911,893
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	110,000	113,348
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	292,430
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	450,000	457,752
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Draw Down Waste Management Inc., 3.38%, 9/01/28(a)(b)(c)	500,000	494,830
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	324,103
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California State School Finance Authority Charter Revenue Bonds, Fortune School of Education, 5.13%, 6/01/59(d)	$250,000	$227,357
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	481,585
California State School Finance Authority Educational Facilities Revenue Refunding Bonds, New Designs Charter School, 5.00%, 6/01/64(d)	100,000	90,908
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	386,271
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	501,838
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	462,263
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	248,365
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.25%, 9/02/43	200,000	205,070
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	283,406
	Par	Value
California (Continued)
Central Valley Energy Authority Commodity Supply Variable Revenue Bonds, 5.00%, 8/01/35(a)(b)(c)	$650,000	$718,976
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	250,000	266,015
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	147,778
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	250,000	243,005
Golden State Tobacco Securitization Corp., Tobacco Settlement Subordinate Revenue Refunding CABS , Series B-2, 0.00%, 6/01/66(e)	1,000,000	105,912
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	319,448
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/46	280,000	280,588
Los Angeles Department of Airports Senior Revenue Bonds (AMT), Private Activity, 5.00%, 5/15/47	250,000	256,957
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	1,000,000	978,046
Orange County Community Facilities District No. 2023-1 Special Tax Bonds, Rienda Phase 2B, 5.50%, 8/15/53	500,000	522,445
Pittsburg PFA Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	249,333
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
Riverside County Redevelopment Successor Agency Tax Allocation Revenue Refunding Bonds, Series B (AGM Insured), 4.00%, 10/01/37	$400,000	$400,990
Riverside Unified School District Special Tax Bonds, Community Facilities District No. 38, 5.00%, 9/01/45	100,000	101,653
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	150,000
Sacramento County Airport System Subordinate Revenue Bonds, Series D (AMT) (AG Insured), 5.25%, 7/01/50	280,000	295,325
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	555,444
San Francisco Bay Area Rapid Transit District Sustainable GO Unlimited Bonds, Series C-1, 4.00%, 8/01/45	200,000	197,320
San Francisco California City & County Airport Commission International Airport Revenue Bonds, Series A (AMT), 5.25%, 5/01/42	480,000	486,138
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, 4.00%, 11/01/39	385,000	383,481
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.50%, 7/01/35(a)(b)(c)	500,000	578,050
Southern California Public Power Authority Revenue Bonds, Series A, Clean Energy Project, 5.00%, 9/01/30(a)(b)(c)	1,000,000	1,080,744
	Par	Value
California (Continued)
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	$100,000	$105,294
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	822,063
		17,221,468
Colorado – 3.9%
Adams & Arapahoe Counties Joint School District No. 28J Aurora GO Unlimited Bonds (State Aid Withholding), 5.50%, 12/01/45	150,000	168,463
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	503,375
Baseline Metropolitan District No. 1 Special GO Unlimited Revenue Refunding Bonds, Series A (AGC Insured), 4.00%, 12/01/46	360,000	346,207
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Ascent Classical Academy, 5.75%, 4/01/59(d)	100,000	97,451
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/29	590,000	622,483
5.00%, 3/15/30	310,000	331,235
5.00%, 3/15/35	590,000	621,438

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	991,833
Colorado Science & Technology Park Metropolitan District No. 1 Revenue Refunding Bonds, Series A (AGM Insured), 4.25%, 12/01/44	250,000	241,846
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Colorado Springs School District No. 11 COPS (BAM Insured), 5.00%, 12/15/43	$400,000	$425,241
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,160,215
6.00%, 12/15/41	500,000	575,482
Colorado State COPS, Series A,
4.00%, 12/15/36	200,000	208,860
4.00%, 12/15/40	375,000	379,093

Colorado State Health Facilities Authority Revenue Bonds, Series B, Craig Hospital Project, 5.00%, 12/01/32(f)	250,000	278,423
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series 2019-A, AdventHealth Obligated Group, 4.00%, 11/15/43	500,000	470,238
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health, 4.00%, 11/01/39	200,000	198,242
Colorado State HFA MFH Variable Revenue Bonds, Albion Apartments Project, 3.38%, 7/01/28(a)(b)(c)	100,000	100,541
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.75%, 11/15/41	325,000	359,277
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	512,396
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds,
5.00%, 12/01/36	500,000	504,475
5.00%, 12/01/40	250,000	250,967

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	180,000	180,044
Midtown Clear Creek Metropolitan District Refunding GO Limited Bonds, Series A (BAM Insured), 5.00%, 12/01/53	845,000	888,045
	Par	Value
Colorado (Continued)

Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	$500,000	$500,796
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	305,002
Thornton Development Authority Tax Increment Allocation, East 144th Avenue & I-25 Project, 5.00%, 12/01/29	1,320,000	1,419,328
Trails at Crowfoot Metropolitan District No. 3 GO Limited Refunding Bonds, Series A (AGC Insured),
5.00%, 12/01/27	100,000	103,825
5.00%, 12/01/29	130,000	139,455
5.00%, 12/01/31	150,000	165,475
		13,049,751
Connecticut – 0.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	413,277
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	235,837
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	221,481
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/01/39	120,000	103,161
4.00%, 7/01/49	100,000	75,392
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Connecticut (Continued)

Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	$125,000	$122,469
West Haven City GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/27	255,000	261,904
		1,433,521
Delaware – 0.5%
Bridgeville Special Tax Obligation Bonds, Heritage Shores Special Development, 5.25%, 7/01/44(d)	100,000	101,130
Delaware State Transportation Authority System Senior Revenue Bonds, 3.00%, 7/01/43	1,500,000	1,298,575
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	253,543
5.00%, 7/01/48	100,000	94,961
		1,748,209
District of Columbia – 1.5%
District of Columbia Hospital Revenue Refunding Bonds, Children’s Hospital, 5.00%, 7/15/44	300,000	300,434
District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.25%, 5/01/48	500,000	533,578
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	370,631
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	96,445
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital (AGM Insured), 4.00%, 10/01/52	280,000	251,929
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	356,062
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/46	$500,000	$511,961
5.25%, 10/01/48	1,000,000	1,044,439
4.00%, 10/01/51	500,000	447,649

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	525,000	562,626
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed Bonds, 5.25%, 7/15/53	450,000	473,673
		4,949,427
Florida – 4.1%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	500,169
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	791,158
Capital Trust Authority Educational Facilities Revenue Bonds, Florida Institute of Technology, 5.00%, 7/01/45(d)	100,000	97,435
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects, 5.00%, 12/01/35	240,000	269,906
Florida State Housing Finance Corp., Multifamily Mortgage Variable Revenue Bonds, Residences at Marina Village, 2.85%, 10/01/28(a)(b)(c)	600,000	592,032
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	504,762
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), Unrefunded Balance, 5.00%, 10/01/40	335,000	335,135
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)
Hillsborough County IDA Health System Revenue Refunding Bonds, BayCare Health System, 4.13%, 11/15/51	$330,000	$308,488
KD52 Community Development District No.1 Special Assessment Revenue Bonds, 6.13%, 5/01/56	100,000	100,461
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	433,746
Lakewood Ranch Stewardship District Special Assessment Revenue Bonds, Lakewood Ranch Southeast Project, 5.80%, 5/01/45	100,000	103,811
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	368,819
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	308,060
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	369,488
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured), 5.00%, 2/01/41	250,000	268,990
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	502,458
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	250,362
Miami-Dade County Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	325,000	366,550
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	250,344
	Par	Value
Florida (Continued)
Miami-Dade County Seaport Subordinate Revenue Refunding Bonds, Subseries B-1 (AMT), 4.00%, 10/01/46	$500,000	$452,870
Orlando Contract Tourist Development Tax Payments Revenue Bonds, Camping World Stadium (AG Insured), 5.25%, 11/01/43	250,000	268,438
Palm Beach County Health Facilities Authority Revenue Refunding Bonds, Acts Retirement - Life Communities, 5.00%, 11/15/32	500,000	506,354
Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	394,296
Saint John County School Board COPS, Series A (AGM Insured), 5.25%, 7/01/46	500,000	532,615
Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	255,081
South Broward Hospital District Revenue Bonds, South Broward Hospital District Obligated Group, 4.00%, 5/01/48	500,000	472,766
South Broward Hospital District Revenue Refunding Bonds, Series A, 4.00%, 5/01/44	500,000	466,506
South Miami Health Facilities Authority Variable Revenue Bonds, Baptist Health South Florida, 5.00%, 8/15/30(a)(b)(c)	750,000	819,467
Tampa Health System Revenue Bonds, Series A, BayCare, 4.00%, 11/15/46	415,000	388,256
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/27	125,000	129,005
Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	235,000	239,244
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)
Village Community Development District No. 15 Special Assessment Revenue Bonds, 4.20%, 5/01/39(d)	$250,000	$247,280
Village Community Development District No. 16 Special Assessment Revenue Bonds, 4.88%, 5/01/45(f)	250,000	249,705
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	514,699
Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	465,000	494,615
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	437,792
		13,591,163
Georgia – 3.9%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	395,507
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT), 5.25%, 7/01/45	100,000	106,437
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	200,443
Atlanta Development Authority Student Housing Revenue Bonds, PRG - CAU Properties LLC Project, 6.00%, 7/01/55(d)	135,000	139,467
Atlanta Development Authority Student Housing Revenue Bonds, PRG CAU Properties LLC Project,
5.00%, 7/01/35(d)	125,000	130,209
6.00%, 7/01/45(d)	100,000	104,466
	Par	Value
Georgia (Continued)

Atlanta Development Authority Tax Allocation, Westside Gulch Area Project, Series A, 5.50%, 4/01/39(d)	$250,000	$256,844
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	226,423
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project, 3.38%, 3/12/27(a)(b)(c)	575,000	576,457
City of Atlanta Airport Passenger Facility Charge Subordinate Lien Green Revenue Bonds (AMT), 5.25%, 7/01/41	500,000	542,800
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	213,023
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	509,322
Geo L. Smith II Congress Authority Convention Center Hotel Revenue Bonds, 4.00%, 1/01/36	500,000	494,822
Geo L. Smith II Congress Center Authority Convention Center Hotel First Tier Revenue Bonds, 4.00%, 1/01/54	250,000	213,543
Georgia State Housing & Finance Authority Revenue Bonds, Series A, 4.70%, 12/01/54	265,000	265,593
Georgia State Ports Authority Revenue Bonds, 5.00%, 7/01/47	1,000,000	1,047,646
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)

Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	$530,000	$530,534
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	153,464
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 6/01/30(a)(b)(c)	1,000,000	1,060,146
5.00%, 9/01/31(a)(b)(c)	250,000	270,337
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	700,000	735,260
5.00%, 3/01/30(a)(b)(c)	335,000	359,030
5.00%, 3/01/32(a)(b)(c)	750,000	815,875

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	350,000	351,986
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)(c)	250,000	266,300
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E, 5.00%, 12/01/32(a)(b)(c)	500,000	543,001
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)(c)	150,000	161,533
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 5.00%, 12/01/35(a)(b)(c)	250,000	274,157
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	254,262
Municipal Electric Authority Revenue Bonds, Plant VOGTLE Units 3&4 Project (BAM, TCRS Insured), 5.00%, 1/01/49	250,000	251,148
	Par	Value
Georgia (Continued)
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.25%, 9/01/43	$1,000,000	$1,111,069
5.25%, 9/01/44	250,000	275,704

Savannah Georgia Center Authority Convention Center Hotel First Tier Revenue Bonds, 5.25%, 6/01/61	100,000	99,597
Savannah Georgia Center Authority Convention Center Hotel Second Tier Revenue Bonds, 6.00%, 6/01/50(d)	100,000	99,479
		13,035,884
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	238,540
Hawaii – 0.2%
Honolulu City & County Wastewater System Sustainable Revenue Bonds, Senior Series A, 5.25%, 7/01/54	600,000	646,058
Idaho – 0.5%
Idaho State Housing & Finance Association SFM Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured), 6.00%, 7/01/54	480,000	528,715
Southern Idaho Regional Solid Waste District RANS, USDA Takeout Loan, 4.00%, 3/01/28	1,000,000	1,005,639
		1,534,354
Illinois – 6.6%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	500,000	492,225
5.00%, 12/01/42	250,000	236,101

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	317,583
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Chicago Board of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	$750,000	$758,300
Chicago Board of Education GO Unlimited Refunding Bonds, Series B,
5.25%, 12/01/30(f)	350,000	365,132
5.00%, 12/01/32	300,000	304,685

Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(e)	750,000	649,544
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	259,423
Chicago GO Unlimited Bonds, Series B, 5.00%, 1/01/32	1,000,000	1,059,702
Chicago O’Hare International Airport Revenue Refunding Bonds, Series C (AMT), 5.00%, 1/01/31	500,000	543,245
Chicago O’Hare International Airport Revenue Refunding Bonds, Series D, 5.00%, 1/01/45	500,000	531,332
Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	704,305
Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	262,807
Chicago Refunding GO Unlimited Bonds, Series B, 5.00%, 1/01/31	1,000,000	1,051,287
Chicago Refunding GO Unlimited Refunding Bonds, Series A, Partially Escrowed to Maturity, 5.00%, 1/01/27	250,000	253,169
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	247,565
Cook County Community College District No. 508 GO Unlimited Refunding Bonds, City Colleges of Chicago (BAM Insured), 5.00%, 12/01/42	250,000	259,411
	Par	Value
Illinois (Continued)

Cook County Sales Tax Revenue Refunding Bonds, 5.00%, 11/15/45	$1,000,000	$1,053,519
Du Page & Will Counties Community School District No. 204 Indian Prairie GO Unlimited Bonds, 5.00%, 1/15/45	500,000	525,700
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	105,381
Illinois State Finance Authority Revenue Bonds, The Chicago School, 5.25%, 4/01/43	250,000	255,392
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	248,420
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	212,312
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	242,375
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	250,302
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	1,925,000	1,940,581
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History, (SOFR + 1.20%), 4.10%, 9/01/28(a)(c)	250,000	249,321
Illinois State GO Unlimited Bonds, Series A, 5.00%, 5/01/32	500,000	522,677
Illinois State GO Unlimited Bonds, Series B,
5.00%, 10/01/31	250,000	272,769
5.50%, 5/01/47	100,000	105,239
5.25%, 5/01/47	100,000	104,108
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State HDA MFH Variable Revenue Bonds, Hope Manor Village Joliet (Housing & Urban Development Sector 8 Program), 3.15%, 2/01/28(a)(b)(c)	$500,000	$501,182
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	200,000	213,091
Illinois State Refunding GO Unlimited Bonds, 5.00%, 2/01/39	200,000	217,894
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	381,039
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/40	400,000	400,357
4.00%, 1/01/46	250,000	231,540
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	530,779
5.00%, 1/01/45	250,000	258,775
Illinois State University Revenue Refunding Bonds,
5.00%, 4/01/31	220,000	242,780
5.00%, 4/01/32	225,000	251,259

Macoupin Country Community Unit School District No. 7 GO Unlimited Refunding Bonds, Series D (AGM Insured), 4.00%, 12/01/26	250,000	250,209
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion, 4.00%, 12/15/42	250,000	234,874
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project, 5.00%, 6/15/42	500,000	511,042
Naperville GO Unlimited Bonds, 4.00%, 12/01/41	145,000	148,303
	Par	Value
Illinois (Continued)

Northern Illinois University Board of Trustees Auxiliary Facilities System Revenue Bonds (BAM Insured), 5.00%, 10/01/27	$350,000	$361,362
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	190,000	195,541
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	248,972
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 4.00%, 12/01/39	250,000	247,714
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	205,100
4.00%, 12/30/38	500,000	506,058
4.00%, 12/30/40	500,000	502,184

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	250,252
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	658,100
		21,932,319
Indiana – 2.3%
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/28(e)	900,000	817,297
0.00%, 1/15/29(e)	560,000	498,992

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, DePauw University Project, 5.50%, 7/01/52	255,000	260,437
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)

Indiana State Finance Authority Health System Revenue Refunding Bonds, Series C, Indiana University Health, 5.25%, 10/01/44	$150,000	$163,712
Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Indiana University Health, 5.00%, 10/01/29(a)(b)(c)	1,205,000	1,298,596
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 3.52%, 3/01/27(a)(c)	1,265,000	1,254,921
Indiana State Housing & Community Development Authority SFM Sustainable Revenue Bonds, Series C-1, (GNMA, FNMA, FHLMC Insured), 4.85%, 7/01/45	150,000	152,567
Ips Multi-School Building Corp., Sustainable Revenue Bonds, First Mortgage (State Intercept Program), 5.00%, 7/15/44	250,000	265,088
Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	451,163
Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	195,000	210,264
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC,
4.88%, 1/01/44(d)	250,000	252,077
5.00%, 1/01/54(d)	250,000	246,688
Westfield Washington Multi-School Building Corp., Revenue Bonds, First Mortgage (BAM State Intercept Program),
5.00%, 1/15/28	215,000	222,948
5.00%, 7/15/28	315,000	329,231
	Par	Value
Indiana (Continued)
Westfield Washington Multi-School Building Corp., Revenue Bonds, Series B (BAM State Intercept Program),
5.00%, 7/15/27	$375,000	$388,044
5.00%, 1/15/28	455,000	475,867

Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, 4.40%, 6/10/31(a)(b)(c)	500,000	528,561
		7,816,453
Kansas – 0.3%
Andover GO Unlimited Temporary Notes, Series A, 3.50%, 10/01/28	1,000,000	1,004,039
Kentucky – 1.8%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	250,097
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	401,348
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	158,539
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	249,997
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	190,802
5.00%, 5/15/46	100,000	82,312

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	301,533
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)

Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1, 5.25%, 2/01/32(a)(b)(c)	$1,775,000	$1,957,144
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,430,163
Rural Water Financing Agency Public Project Revenue Bonds, Public Project Construction, 3.70%, 5/01/27	1,000,000	989,570
		6,011,505
Louisiana – 0.8%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	468,653
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/28	500,000	522,467
Louisiana State Local Government Environmental Facilities & Community Development Authority Subordinate Revenue Refunding Bonds, East Baton Rouge, 5.00%, 2/01/27	400,000	409,967
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Series C, Loop LLC Project, 4.20%, 9/01/28(a)(b)(c)	300,000	305,555
Louisiana State Public Facilities Authority Lease Revenue Bonds, South Quad L3C-Louisiana State University (AG Insured), 5.25%, 7/01/50	300,000	316,679
Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA Inc., Project, 6.75%, 10/01/28(a)(b)(c)(d)	200,000	211,916
	Par	Value
Louisiana (Continued)
Saint James Parish Variable Revenue Bonds, Nustar Logistics L.P. Project, 3.70%, 6/01/30(a)(b)(c)	$250,000	$252,437
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., 3.30%, 7/03/28(a)(b)(c)	100,000	101,216
		2,588,890
Maine – 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	222,242
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(g)	30,000	31,055
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Unrefunded Balance, 5.00%, 7/01/28	620,000	640,100
		893,397
Maryland – 1.9%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	502,268
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	515,295
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	1,320,000	1,329,776
5.25%, 6/30/55	1,000,000	985,909
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	$500,000	$504,767
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	149,646
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	409,422
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	287,745
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	114,775
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	500,000	428,461
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	722,977
Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	250,000	176,228
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	211,640
		6,338,909
	Par	Value
Massachusetts – 0.6%
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	$500,000	$473,015
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health (AG Insured), 5.50%, 7/01/50	500,000	540,715
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	250,074
Massachusetts State Educational Financing Authority Senior Revenue Bonds, Series B (AMT), 5.00%, 7/01/28	280,000	290,741
Massachusetts State Port Authority Revenue Bonds, Series B (AMT), 4.00%, 7/01/46	250,000	229,610
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	376,221
		2,160,376
Michigan – 2.3%
Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	51,135
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	245,113
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	95,000	94,704
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University of Detroit Mercy, 5.63%, 11/01/52	300,000	305,956
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/01/35	515,000	523,445
4.00%, 12/01/40	500,000	490,006
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)

Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 3.97%, 4/15/27(a)(c)	$1,500,000	$1,495,472
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Health Care, 1.20%, 10/15/30(b)(c)	500,000	471,729
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, Prerefunded, 5.00%, 11/15/26(g)	420,000	429,658
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 3.35%, 10/01/27(a)(b)(c)	1,000,000	997,463
Michigan State Trunk Line Revenue Bonds, Rebuilding Michigan Program, 5.50%, 11/15/49	1,000,000	1,088,011
Okemos Public School District GO Unlimited Bonds, Series II (Q-SBLF Insured), 5.00%, 5/01/49	500,000	526,003
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan, 5.00%, 12/01/33(f)	470,000	525,084
Wayne State University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	303,635
		7,547,414
Minnesota – 1.0%
Center City Health Care Facilities Revenue Refunding Bonds, Hazelden Betty Ford Foundation, 5.00%, 11/01/31	210,000	229,083
Cologne Charter School Lease Revenue Bonds, Academy Project A, 5.00%, 7/01/29	250,000	250,098
	Par	Value
Minnesota (Continued)
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	$200,000	$214,385
Minneapolis Health Care System Revenue Refunding Bonds, Fairview Health Services, Series A, 5.00%, 11/15/27	585,000	585,407
Rochester Health Care Facilities Variable Revenue Bonds, Series C, Mayo Clinic, 2.95%, 11/15/64(c)(h)	2,000,000	2,000,000
		3,278,973
Mississippi – 0.3%
Mississippi Alcoholic Beverage Control Revenue Bonds, ABC Warehouse Construction Project, 5.00%, 10/01/44	250,000	265,114
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	270,354
Warren County Gulf Opportunity Zone Revenue Refunding Bonds, International Paper Company Project,
4.00%, 9/01/32	100,000	102,862
4.20%, 5/01/34	250,000	258,123
		896,453
Missouri – 0.8%
Central Southwest Community College District COPS, 5.00%, 3/01/27	225,000	231,192
Kansas City IDA Economic Activity TRB, Historic Northeast Redevelopment Plan, 5.00%, 6/01/46(d)	200,000	195,196
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds, Mercy Health, 3.00%, 6/01/53	970,000	697,017
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Missouri (Continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds, Lutheran Senior Services Project, Series 2025-A, 5.00%, 2/01/29	$875,000	$908,252
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/27	215,000	218,890
5.00%, 2/15/28	250,000	258,329

Phelps County Hospital Revenue Bonds, Phelps Health, 6.00%, 12/01/55	150,000	161,343
		2,670,219
Nebraska – 0.9%
Central Plains Energy Project Gas Supply Revenue Bonds, Subseries A-1, 5.00%, 8/01/31(a)(b)(c)	1,250,000	1,350,108
Douglas County Hospital Authority No. 3 Nebraska Health Facilities Revenue Refunding Bonds, Nebraska Methodist Health, 5.00%, 11/01/27	500,000	500,000
Lincoln MFH Variable Revenue Bonds, Central at South Haymarket, 3.37%, 7/01/28(a)(b)(c)	1,000,000	1,006,653
		2,856,761
Nevada – 0.4%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	227,208
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	510,084
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/01/43	250,000	255,673
4.00%, 7/01/49	150,000	138,648
	Par	Value
Nevada (Continued)

Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	$90,000	$76,254
Las Vegas Valley Water District GO Limited Bonds, Series A, 4.00%, 6/01/46	250,000	241,507
		1,449,374
New Hampshire – 0.6%
National Finance Authority Affordable Housing Certificates Revenue Bonds, 4.75%, 6/20/41	199,752	207,232
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	840,826	857,744
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	181,758
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, University of New Hampshire, 5.00%, 7/01/40	455,000	455,274
New Hampshire State Health & Educational Facilities Authority Revenue Bonds, Dartmouth Hitchcock Obligated Group, 4.00%, 8/01/43	250,000	235,561
		1,937,569
New Jersey – 1.2%
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	190,042
5.13%, 6/15/43	350,000	349,974

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	247,003
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	$100,000	$100,089
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	256,510
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	119,912
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	239,648
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc., Project, 2.20%, 12/03/29(a)(b)(c)	775,000	728,566
New Jersey State GO Unlimited Bonds, 2.00%, 6/01/37	1,175,000	940,012
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	246,569
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	532,433
		3,950,758
New York – 7.6%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	489,688
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	236,705
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	193,213
	Par	Value
New York (Continued)
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	$300,000	$308,689
Hudson Yards Infrastructure Corp., Second Indenture Revenue Refunding Bonds, Series A (AGM Insured), 4.00%, 2/15/47	250,000	236,366
Liberty Development Corp., Revenue Refunding Bonds, Goldman Sachs Headquarters, 5.25%, 10/01/35	250,000	292,038
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/29	340,000	368,891
5.00%, 11/15/31	1,000,000	1,119,283

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D (BAM, TCRS Insured), 4.00%, 11/15/42	300,000	287,888
New York City Housing Development Corp., MFH Sustainable Neighborhood Revenue Bonds, 3.95%, 11/01/43	275,000	267,283
New York City Housing Development Corp., MFH Variable Sustainable Revenue Bonds, 3.75%, 7/02/29(a)(b)(c)	100,000	101,479
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	257,453
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	250,000	263,971
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1, 5.25%, 6/15/54	500,000	529,129
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York City Transitional Finance Authority Adjustable Future Tax Secured Subordinate Revenue Bonds,
3.95%, 8/01/42(c)(h)	$1,000,000	$1,000,000
3.90%, 8/01/45(c)(h)	2,000,000	2,000,000

New York City Transitional Finance Authority Revenue Bonds, Subseries B-1, 4.00%, 8/01/42	295,000	290,989
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series D, Fiscal 2025,
5.25%, 5/01/45	1,000,000	1,082,005
5.50%, 5/01/52	250,000	270,397

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series H, Fiscal 2025, 5.25%, 11/01/45	200,000	217,147
New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	270,410
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	258,433
New York Multi Modal GO Unlimited Bonds, Series E, Fiscal 2025, 5.00%, 8/01/44	640,000	682,646
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	600,318
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Mount Sinai Obligated Group, 5.25%, 7/01/50	350,000	352,269
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, White Plains Hospital Obligated Group, 5.25%, 10/01/49	100,000	101,853
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	263,826
	Par	Value
New York (Continued)

New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Pace University, 5.25%, 5/01/29	$250,000	$265,495
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/45	100,000	107,337
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	257,815
New York State Environmental Facilities Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Draw Down Casella Waste Systems, 4.25%, 9/03/30(a)(b)(c)(d)	1,000,000	1,012,031
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	459,339
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	500,472
5.38%, 11/15/40(d)	150,000	150,028

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., 4.00%, 10/01/30	1,500,000	1,528,714
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc.,
5.00%, 1/01/27	635,000	647,343
5.00%, 1/01/30	345,000	357,023
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	$500,000	$523,037
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal, 5.63%, 4/01/40	250,000	262,511
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal B Redevelopment (AGM-CR Insured), 4.00%, 7/01/32	250,000	249,775
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport,
5.50%, 6/30/54	335,000	342,448
6.00%, 6/30/55	100,000	106,778
6.00%, 6/30/59	175,000	186,104

New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport (AGM Insured), 5.00%, 6/30/49	250,000	251,579
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport New Terminal One Project, 5.50%, 6/30/39	250,000	274,620
	Par	Value
New York (Continued)

New York State Transportation Development Corp., Special Facilities Sustainable Revenue Refunding Bonds (AMT), JFK Airport (AGC Insured), 5.25%, 12/31/54	$325,000	$334,648
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	261,068
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	266,548
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	500,000	506,025
5.00%, 3/15/41	250,000	263,455

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	484,490
Port Authority of New York & New Jersey Consolidated 183rd Revenue Bonds, 4.00%, 12/15/39	440,000	432,329
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	844,848
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	493,623
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	635,253
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	$250,000	$259,630
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C, 5.00%, 5/15/47	255,000	264,822
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 11/15/45	250,000	267,327
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	102,517
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	92,752
		25,334,153
North Carolina – 2.0%
Columbus County Industrial Facilities & Pollution Control Financing Authority Recovery Zone Facility Revenue Refunding Bonds, International Paper Company Project, 4.20%, 5/01/34	250,000	258,123
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	1,000,000	838,664
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	258,028
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,049,993
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/28	300,000	302,906
	Par	Value
North Carolina (Continued)
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/34	$250,000	$251,486

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 54-A (GNMA, FNMA, FHLMC Insured), 4.80%, 1/01/55	200,000	202,467
North Carolina State Housing Finance Agency Revenue Bonds, Series 59-A, 1998 Trust Agreement, (GNMA, FNMA, FHLMC Insured), 4.55%, 7/01/45(f)	100,000	100,029
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest at Duke Project,
4.00%, 9/01/33	180,000	180,923
4.00%, 9/01/34	185,000	185,084

North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement House, 3.75%, 10/01/28	525,000	525,169
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	93,926
North Carolina State Medical Care Commission Retirement Facilities Tax-Exempt Revenue Bonds, First Mortgage, Twin Lakes Community, 3.90%, 1/01/29	680,000	680,374
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	225,000	199,970
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	$500,000	$509,832
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	567,969
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	514,137
		6,719,080
North Dakota – 0.2%
City of Grand Forks Health Care System Revenue Bonds, Altru Health System, Series A (AGM Insured), 5.00%, 12/01/29	125,000	133,495
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	508,724
		642,219
Ohio – 2.3%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital, Escrowed to Maturity,
5.00%, 11/15/26	350,000	357,329
5.00%, 11/15/27	370,000	385,703

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	754,235
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	177,010
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project,
5.00%, 7/01/27	125,000	129,100
5.00%, 7/01/28	155,000	163,222
	Par	Value
Ohio (Continued)

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	$250,000	$201,142
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	489,532
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	175,418
5.00%, 12/01/36	305,000	312,908

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Project, 5.00%, 11/15/41	250,000	283,651
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	75,767
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	251,837
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	472,743
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Dayton Power & Light Company Project, 4.25%, 6/01/27(a)(b)(c)	925,000	939,506
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	253,998
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	930,232
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	$500,000	$422,718
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	147,092
Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health, 5.00%, 1/15/28	600,000	623,244
Port of Greater Cincinnati Development Authority Subordinate Revenue Refunding Bonds, Duke Energy Convention Center Project (AGM Insured), 4.38%, 12/01/58	100,000	96,696
		7,643,083
Oklahoma – 2.5%
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/28	1,230,000	1,277,990
Comanche County Hospital Authority Revenue Refunding Bonds, 5.00%, 7/01/29	570,000	570,226
Creek County Educational Facilities Authority Lease Revenue Bonds, Sapulpa Public Schools Project (BAM Insured), 4.13%, 9/01/48	250,000	241,192
McIntosh County Educational Facilities Authority Lease Revenue Bonds, Eufaula Public Schools Project,
5.00%, 9/01/30	455,000	486,869
5.00%, 9/01/31	200,000	216,391

Oklahoma City Water Utilities Trust Utility System Revenue Bonds, 5.25%, 7/01/64	500,000	531,840
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Western Heights Public Schools, 5.00%, 9/01/31	1,000,000	1,059,721
	Par	Value
Oklahoma (Continued)

Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project, 2.00%, 12/01/47	$8,975	$448
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project-B, 5.88%, 12/01/47	43,620	23,718
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Crimson Flats West, 3.63%, 5/01/27(a)(b)(c)	625,000	628,975
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 5.00%, 1/01/47	1,000,000	1,010,084
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	506,581
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	300,000	284,841
Texas County Development Authority Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, 5.00%, 10/01/29	720,000	778,935
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, 5.00%, 9/01/29	370,000	400,198
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	458,317
		8,476,326
Oregon – 1.0%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	512,585
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp., Project, 3.80%, 6/15/28(a)(b)(c)	500,000	504,253
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)
Oregon State Facilities Authority Revenue Refunding Bonds, Samaritan Health Services, 5.00%, 10/01/30	$300,000	$319,899
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	500,000	501,511
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	171,067
4.00%, 12/01/27	240,000	243,101

Port of Portland Airport Revenue Refunding Bonds, Series 30B (AMT), 5.00%, 7/01/27	500,000	515,610
Port of Portland Airport Sustainable Revenue Bonds, Series 30 (AMT), 5.25%, 7/01/49	250,000	262,958
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	264,271
		3,295,255
Pennsylvania – 4.2%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	257,827
Chester County IDA Revenue Bonds, Avon Grove Charter School, 5.00%, 3/01/27	500,000	504,460
Chester County IDA Sustainable Revenue Bonds, Longwood Gardens, 4.00%, 12/01/51	805,000	737,562
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AG Insured), 4.00%, 6/01/39	500,000	496,066
Cumberland County Municipal Authority Revenue Bonds, Penn State Health, 4.00%, 11/01/44	500,000	466,723
	Par	Value
Pennsylvania (Continued)
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	$185,000	$174,547
Doylestown Hospital Authority Revenue Refunding Bonds, Doylestown Hospital, Unrefunded Balance, 5.00%, 7/01/41	350,000	352,112
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System,
4.00%, 2/15/39	250,000	249,445
4.00%, 2/15/47	500,000	457,063

Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System Obligation, 4.00%, 4/01/39	340,000	338,056
Lancaster County Hospital Authority Revenue Refunding Bonds, Masonic Villages Project, 5.00%, 11/01/30	470,000	502,999
Lancaster Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Garden Spot Village Project, 5.00%, 5/01/30	200,000	213,340
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	690,390
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	500,000	500,190
Pennsylvania State Economic Development Financing Authority Parking System Revenue Refunding Bonds, Senior Insured Capitol Region (AGM Insured), 5.00%, 1/01/40	500,000	518,260
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Economic Development Financing Authority Revenue Bonds (AMT), Pennsylvania Bridges FINCO LP-P3 Project, 5.00%, 12/31/34	$250,000	$251,725
Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The PennDOT Major Bridges, 5.75%, 6/30/48	575,000	599,496
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, 4.00%, 3/15/40	500,000	485,648
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 4.00%, 4/15/45	500,000	467,422
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	250,000	228,502
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	585,000	575,827
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	264,827
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C, 5.00%, 12/01/46	250,000	261,670
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	325,974
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	475,000	489,739
5.00%, 7/01/33	400,000	411,022
5.00%, 7/01/35	155,000	158,514
	Par	Value
Pennsylvania (Continued)

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	$250,000	$240,897
Philadelphia School District GO Limited Bonds, Series A (BAM, TCRS Insured State Aid Withholding),
4.00%, 9/01/39	500,000	507,023
4.00%, 9/01/40	500,000	504,213

Philadelphia School District GO Limited Bonds, Series A (State Aid Withholding), 5.00%, 9/01/44	500,000	510,872
Phoenixville Area School District GO Limited Bonds (State Aid Withholding), 4.00%, 11/15/40	250,000	251,292
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	307,727
5.00%, 5/01/28	215,000	224,130

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	263,097
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/26	125,000	124,567
4.00%, 11/15/27	130,000	129,478
		14,042,702
Puerto Rico – 1.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	260,360
Puerto Rico Commonwealth Notes,
2.52%, 11/01/43(b)(c)	199,576	127,479
1.52%, 11/01/51(b)(c)	1,190,812	803,798
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.63%, 7/01/27	309,847	318,551
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Puerto Rico (Continued)
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.63%, 7/01/29	$1,058,875	$1,130,806
5.75%, 7/01/31	57,185	63,408
4.00%, 7/01/33	54,226	53,607
4.00%, 7/01/35	48,742	47,879
4.00%, 7/01/37	106,285	101,707
4.00%, 7/01/41	56,878	52,199

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(e)	69,785	50,340
Puerto Rico Sales Tax Financing Corp., Restructured CABS, Series A-1,
0.00%, 7/01/27(e)	160,000	151,340
0.00%, 7/01/33(e)	500,000	378,589
0.00%, 7/01/46(e)	875,000	304,528
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/01/53	1,011,000	955,903
5.00%, 7/01/58	157,000	152,485
		4,952,979
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	522,154
South Carolina – 0.5%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(e)	354,582	251,784
0.00%, 1/01/42(e)	228,148	79,162
0.00%, 7/22/51(e)	262,488	41,677

South Carolina State Jobs EDA Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, 5.00%, 11/15/31	280,000	298,210
	Par	Value
South Carolina (Continued)

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	$400,000	$414,464
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	250,000	271,265
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	355,694
		1,712,256
South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, Avera Health, 4.25%, 7/01/49	475,000	463,457
Tennessee – 1.3%
Knox County Health Educational & Housing Facility Board Student Housing Revenue Bonds, University of Tennessee Project, Series A-1 (BAM Insured), 5.50%, 7/01/54	250,000	264,278
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	402,639
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/01/29	535,000	547,861
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Methodist Le Bonheur Healthcare (AG Insured), 5.00%, 6/01/35	250,000	279,882
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	500,000	510,550
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Tennessee (Continued)
Tennessee State Energy Acquisition Corp., Gas Revenue Refunding Bonds, Series A, 5.00%, 12/01/35	$1,225,000	$1,333,258
Tennessee State Energy Acquisition Corp., Variable Revenue Refunding Bonds, Series A, Gas Project, 5.00%, 5/01/28(a)(b)(c)	1,000,000	1,036,253
		4,374,721
Texas – 11.1%
Alvarado Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 4.00%, 8/15/28(a)(b)(c)	675,000	697,430
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	518,730
Austin Airport System Revenue Bonds, Series B (AMT), 5.00%, 11/15/26	595,000	606,024
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	630,188
Beaumont Waterworks & Sewer System Revenue Bonds (BAM Insured), 5.00%, 9/01/44	500,000	523,740
Bexar County Hospital District Certificates GO Limited Bonds, 4.00%, 2/15/43	250,000	236,627
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	199,409
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	509,921
Clifton Higher Education Finance Corp., Education Revenue Bonds, Yes Prep Public Schools, Inc. (PSF, Gtd), 5.00%, 4/01/29	500,000	534,063
	Par	Value
Texas (Continued)
Clifton Higher Education Finance Corp., Education Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd),
4.38%, 2/15/42	$500,000	$507,643
5.25%, 2/15/43	200,000	214,450

Clifton Higher Education Finance Corp., Education Revenue Refunding Bonds, International Leadership of Texas, Inc. (PSF, Gtd), 5.25%, 2/15/44	450,000	479,455
Clifton Higher Education Finance Corp., Variable Revenue Bonds, International Leadership of Texas, Inc. (PSF, Gtd), 4.00%, 2/15/30(a)(b)(c)	1,500,000	1,565,553
Clifton Higher Educational Finance Corp., Revenue Refunding Bonds, Idea Public School (PSF, Gtd), 4.00%, 8/15/44	1,000,000	959,185
Clifton Higher Educational Finance Corp., Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd), 4.13%, 8/15/49	200,000	193,130
Dallas Refunding GO Limited Bonds, Series B (AGM-CR Insured), 4.00%, 2/15/43	415,000	412,981
Dallas Senior Lien Special Tax Variable Revenue Bonds, Fair Park Venue Project, 6.25%, 8/15/28(a)(b)(c)(d)	250,000	250,144
Dallas-Fort Worth International Airport Revenue, Series A-1 (AMT), 5.25%, 11/01/42	300,000	325,109
Dallas-Fort Worth International Airport Variable Revenue Bonds, Series A-2 (AMT), 5.00%, 11/01/29(a)(b)(c)	1,000,000	1,057,571
Denton County Permanent Improvement GO Limited Bonds, 4.00%, 7/15/43	285,000	283,829
Denton County Special Assessment Revenue Bonds, Green Meadows Public Improvement District, 6.13%, 12/31/55(d)	100,000	103,486
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	$375,000	$387,288
Fort Bend Independent School District Refunding GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/15/31	500,000	564,813
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, First Tier, 4.00%, 10/01/45	265,000	250,029
Greater Texoma Utility Authority Contract Revenue Bonds (BAM Insured), 5.00%, 10/01/50	250,000	259,326
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	350,000	377,732
4.00%, 10/01/43	250,000	242,117

Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Memorial Hermann Health System, 5.00%, 7/01/29	255,000	274,669
Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Texas Children’s Hospital,
5.00%, 10/01/31(a)(b)(c)	615,000	683,741
5.00%, 10/01/31	545,000	611,880
4.00%, 10/01/38	350,000	351,784

Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	570,000	600,299
Harris County Flood Control District GO Limited Bonds, Series A, Sustainability Bonds, 4.00%, 9/15/43	250,000	246,186
Harris County Health Facilities Development Corp., Variable Revenue Refunding Bonds, Methodist Hospital, 3.90%, 12/01/41(c)(h)	100,000	100,000
	Par	Value
Texas (Continued)

Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds, Series B (AGC Insured), 5.00%, 11/15/43	$225,000	$237,353
Housing Options, Inc., Multifamily Variable Revenue Bonds, The Culbreath, 3.75%, 11/01/28(a)(b)(c)	1,000,000	1,014,524
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	178,500
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	127,439
Houston Airport System Special Facilities Revenue Bonds (AMT), United Airlines, Inc., 5.00%, 7/15/28	500,000	514,435
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/01/30	750,000	811,129
5.50%, 7/01/43	125,000	137,487

Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	423,782
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	533,596
Kilgore Independent School District GO Unlimited Bonds (PSF, Gtd), 3.00%, 2/15/41	730,000	642,815
Leander Independent School District GO Unlimited Refunding Bonds, Series A (PSF, Gtd), 5.00%, 8/15/41	125,000	138,364
Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	500,000	521,725
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Midland Independent School District GO Unlimited Bonds (PSF, Gtd), Prerefunded,
5.00%, 2/15/28(g)	$40,000	$42,087
5.00%, 2/15/28(g)	170,000	178,871

Midland Independent School District GO Unlimited Bonds (PSF, Gtd), Unrefunded Balance, 5.00%, 2/15/50	290,000	294,728
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	500,479
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Brazos Presbyterian Homes, 5.00%, 1/01/29(f)	640,000	663,814
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	94,084
North East Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/27	360,000	368,337
Northeast Texas Regional Mobility Authority Subordinate Lien Revenue Refunding Bonds, Series B, 5.25%, 1/01/46	350,000	368,578
Northside Independent School District Variable Refunding GO Unlimited Bonds, Series B (PSF, Gtd), 3.45%, 8/01/27(a)(b)(c)	495,000	498,264
Northwest Independent School District GO Unlimited Bonds (PSF, Gtd), 5.25%, 2/15/55	250,000	267,084
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	443,789
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/32	700,000	700,480
	Par	Value
Texas (Continued)

Plano GO Limited Refunding Bonds, 4.00%, 9/01/43	$300,000	$295,602
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	353,923
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	288,754
Prosper Independent School District GO Unlimited Bonds (PSF, Gtd), 4.00%, 2/15/54	1,225,000	1,125,674
Round Rock Independent School District Variable GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/01/30(a)(b)(c)	1,000,000	1,104,690
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	265,444
San Antonio Electric & Gas Junior Lien Variable Revenue Refunding Bonds, Series A, 3.08%, 12/01/28(a)(b)(c)(f)	1,000,000	999,228
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	512,017
Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	483,325
Texas State Municipal Gas Acquisition & Supply Corp., V Gas Supply Revenue Bonds, 5.00%, 1/01/34(a)(b)(c)	600,000	660,399
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	255,254
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	742,595
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State Private Activity Surface Transportation Corp., Senior Lien Revenue Refunding Bonds (AMT), 5.50%, 6/30/42	$1,000,000	$1,043,562
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(e)	480,000	421,011
Texas State Transportation Finance Corp., Subordinate Revenue Bonds, State Highway 288 System Toll, 5.50%, 10/01/55	250,000	273,641
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	517,338
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	260,410
University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/27	1,000,000	1,033,713
University of Texas Revenue Bonds, Series B, 5.00%, 8/15/42	150,000	165,527
Upper Trinity Regional Water District Revenue Refunding Bonds (BAM Insured), 4.25%, 8/01/49	500,000	484,458
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	248,243
		36,995,084
Utah – 0.8%
Black Desert Public Infrastructure District Special Assessment Bonds, Black Desert Assessment Area, 5.63%, 12/01/53(d)	100,000	101,013
Cache County School District Building GO Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/30	925,000	932,892
	Par	Value
Utah (Continued)
Downtown Revitalization Public Infrastructure District First Lien Sales Revenue Bonds, SEG Redevelopment Project (AG Insured), 5.00%, 6/01/38	$100,000	$106,214
Downtown Revitalization Public Infrastructure District Sales Subordinate Revenue Bonds Bond, 5.00%, 7/15/35(d)	100,000	100,774
Mida Mountain Village Public Infrastructure District Tax Allocation Subordinate Revenue Bonds, Series 2, 5.50%, 6/15/39(d)	500,000	511,709
Utah County Hospital Revenue Bonds, Series A, IHC Health Services Inc., 4.00%, 5/15/45	500,000	474,243
Utah State Municipal Power Agency Power Supply System Revenue Bonds, Series B, 5.00%, 7/01/38	500,000	502,640
		2,729,485
Virginia – 1.6%
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	1,000,000	722,029
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 4.00%, 5/15/48	250,000	236,701
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	525,000	516,050
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	825,000	825,431
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	951,394
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project, 4.00%, 7/01/32	275,000	281,236
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	$910,000	$952,999
4.00%, 7/01/39	240,000	234,173
4.00%, 1/01/40	280,000	268,566

Wise County IDA of Solid Waste & Sewage Disposal Variable Revenue Bonds, Electric & Power Company Project, 3.13%, 10/01/30(a)(b)(c)	500,000	501,376
		5,489,955
Washington – 2.9%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/01/42	1,515,000	1,497,988
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	561,818
King County Sewer Junior Lien Variable Revenue Refunding Bonds, 3.88%, 1/01/42(c)(h)	500,000	500,000
King County Sewer Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 7/01/42	120,000	122,270
King County Tax Refunding GO Limited Bonds, 4.00%, 7/01/29	500,000	509,214
Port of Seattle GO Limited Bonds, Series B (AMT), 5.00%, 6/01/49	325,000	337,318
Port of Seattle Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	509,559
Port of Seattle Intermediate Lien Revenue Bonds, Series C (AMT),
5.00%, 5/01/28	250,000	257,432
5.25%, 5/01/42	745,000	752,325
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.25%, 7/01/43	315,000	339,141
5.25%, 7/01/44	365,000	390,381
5.00%, 8/01/47	250,000	257,372
	Par	Value
Washington (Continued)

Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	$500,000	$500,004
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	500,000	507,724
5.00%, 12/01/28	440,000	446,477

Washington Housing Finance Commission Revenue Bonds, 3.95%, 8/20/63(i)	99,842	94,453
Washington State Health Care Facilities Authority Revenue Bonds, Seattle Cancer Care Alliance, 4.00%, 12/01/40(d)	350,000	341,893
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	500,083
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	221,585
Washington State Housing Finance Commission Municipal Certificates Revenue Bonds, Series 2025-1 Class A-1, 3.95%, 11/20/41(i)	124,803	120,097
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Blakeley & Laurel Villages Portfolio (BAM Insured), 5.25%, 7/01/55(d)	525,000	534,656
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Radford Court & Nordheim Court, 5.50%, 7/01/59	400,000	406,394
		9,708,184
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
West Virginia – 0.3%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds, Series 2015-A, Appalachian Power Company - Amos Project, 3.38%, 6/15/28(a)(b)(c)	$500,000	$505,087
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A, 4.40%, 11/01/44	500,000	502,684
		1,007,771
Wisconsin – 2.8%
Buffalo County GO Unlimited Bonds, Promissory Notes, 4.00%, 9/01/27	565,000	571,994
Milwaukee County Airport Revenue Bonds, Series A (AMT), 5.00%, 12/01/27	715,000	743,229
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	498,967
Milwaukee Redevelopment Authority Lease Revenue Bonds, Milwaukee Public Schools, 5.00%, 11/15/31	570,000	579,849
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	91,915
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	498,190
5.00%, 6/15/49	150,000	147,274

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	359,767
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	262,242
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	231,921
	Par	Value
Wisconsin (Continued)
PFA Senior Lien Toll Revenue Bonds (AMT), Georgia SR 400 Express,
6.50%, 6/30/60	$100,000	$110,228
5.75%, 6/30/60	200,000	206,538
6.50%, 12/31/65	125,000	137,286
5.75%, 12/31/65	350,000	362,511

PFA Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	495,000	487,414
PFA Student Housing Revenue Bonds, Senior Series 2025-A, KSU Bixby Real Estate Foundation, 5.25%, 6/15/55	100,000	102,602
PFA Student Housing Revenue Bonds, Subordinate Series 2025-B, KSU Bixby Real Estate Foundation, 5.25%, 6/15/45	200,000	204,959
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Prerefunded, 4.00%, 10/01/30(b)(c)(g)	145,000	154,805
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Unrefunded Balance, 4.00%, 10/01/30(a)(b)(c)	225,000	231,846
Slinger Redevelopment Authority Revenue Bonds, Series A, Police Station Project,
5.00%, 3/01/29	110,000	116,939
5.00%, 3/01/31	50,000	54,943
5.00%, 3/01/32	45,000	50,137

University Hospitals & Clinics Authority Variable Revenue Refunding Bonds, Series C, 3.85%, 4/01/54(c)(h)	750,000	750,000
Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(e)	250,000	100,392
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, UnityPoint Health, 5.00%, 12/01/28	590,000	591,712
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.00%, 8/15/27	$100,000	$99,155
4.00%, 8/15/31	375,000	368,474

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	290,000	282,735
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	239,597
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc., Series A, 4.00%, 4/01/41	350,000	343,236
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, ThedaCare Inc., 4.00%, 12/15/49	350,000	318,888
		9,299,745
Total Municipal Bonds (Cost $303,801,783)		298,586,739

	Par/Number of Shares
Short-Term Investments – 10.7%
Money Market Fund – 1.8%
Northern Institutional Funds - Treasury Portfolio (Premier),3.91%(j)	6,003,107	6,003,107
Municipal Bonds – 8.9%
California State Pollution Control Financing Authority Solid Waste Disposal Refunding Revenue Bonds, Series B-1 (AMT), Waste Management Inc., Project, 3.00%, 11/01/25	500,000	500,000

Cambridge School District TRANS, 4.00%, 9/02/26	500,000	503,318
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	$252,078

Central Southwest Community College District COPS, 5.00%, 3/01/26	225,000	226,455

Chicago O’Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	140,447

City of Valley Center GO Unlimited Temporary Notes, Series 1, Escrowed to Maturity, 4.38%, 12/01/25	485,000	485,540

Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project, 5.00%, 7/01/26	125,000	126,556

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured), 5.00%, 3/15/26	510,000	513,000

Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Wade Park Apartments (FHA Insured, Housing & Urban Development Sector 8 Program), 4.75%, 12/01/25(a)(b)(c)	350,000	350,367

Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B, 5.00%, 11/01/25	400,000	400,000

Florida State Development Finance Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA, Inc., 6.13%, 7/01/26(a)(b)(c)(d)	200,000	201,677
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	$200,796

Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	800,000	781,630

Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	762,109

Guam Government Waterworks Authority Water & Wastewater System Revenue Refunding Bonds, 5.00%, 7/01/26	560,000	566,354

Honolulu City & County Multifamily Variable Revenue Bonds, Maunakea Tower Apartments (Housing & Urban Development Sector 8 Program), 5.00%, 6/01/26(a)(b)(c)	135,000	136,382

Hudson GO Limited BANS, 5.00%, 6/11/26	500,000	503,014

Illinois State HDA MFH Variable Revenue Bonds, 6900 Crandon (FHA Insured, Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	400,000	401,648

Illinois State HDA MFH Variable Revenue Bonds, South Shore HHDC (Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	670,000	672,826

Illinois State Refunding GO Limited Bonds, Series D, 5.00%, 7/01/26	1,500,000	1,519,866

Iowa City Community School District GO Unlimited Bonds, 5.00%, 6/01/26	500,000	505,844
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Iowa State Finance Authority Solid Waste Facilities Variable Revenue Bonds (AMT), Sustainable Gevo NW RNG, 3.88%, 4/01/26(a)(b)(c)	415,000	$414,056

Katy Independent School District Variable GO Unlimited Bonds, Series C (PSF, Gtd), 4.00%, 8/15/26(a)(b)(c)	1,000,000	1,006,708

Kermit Independent School District GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/26	325,000	326,950

Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	350,868

Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	800,627

Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series B, 1.50%, 9/01/26(a)(b)(c)	500,000	492,364

Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project, 5.00%, 10/01/26	215,000	218,202

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	875,121

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/26	240,000	239,347

Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 3.82%, 1/29/26(a)(c)(d)	1,000,000	1,000,296

Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	607,289
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(e)	250,000	$245,096

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	99,929

Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,000,643

Mission Economic Development Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., Project, 4.00%, 7/01/26(a)(b)(c)	1,000,000	1,000,359

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, 5.00%, 2/15/26	200,000	200,430

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	199,323

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Webster University Project, 5.00%, 4/01/26	500,000	496,148

Missouri State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series B, BJC Health System, 4.00%, 5/01/26(a)(b)(c)	1,000,000	1,005,215

Mount Vernon GO Limited BANS, 5.00%, 5/29/26(d)	1,000,000	1,005,252

Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	151,826
	Par/Number of Shares	Value
Municipal Bonds (Continued)

New York State Environmental Facilities Corp., Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Waste Management Inc., 3.85%, 2/02/26(a)(b)(c)	750,000	$749,960

Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	251,674

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/26	275,000	277,270

Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured), 5.00%, 10/01/26	250,000	254,043

Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	100,000	100,196

Osceola County Florida Transportation Revenue Refunding CABS, Series A-2, 0.00%, 10/01/26(e)	275,000	265,489

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., 3.80%, 12/01/25(a)(b)(c)	300,000	299,912

PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	500,298

Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	124,553
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 5.00%, 12/01/25	300,000	$300,385

Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	491,262

South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds, 4.00%, 4/01/26	375,000	376,792

Springfield Refunding GO Unlimited Bonds, 5.00%, 12/01/25	450,000	450,594

Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	500,042

Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/26	125,000	126,395

Tennessee State Energy Acquisition Corp., Gas Revenue Bonds, 4.00%, 11/01/25(a)(b)(c)	1,000,000	1,000,000

Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	503,430
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Washington State Housing Finance Commission Nonprofit Revenue Refunding Bonds, Emerald Heights Project, Series A, 5.00%, 7/01/26	285,000	$287,526

West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project, 4.00%, 11/15/25	115,000	114,978

West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds (AMT), Kentucky Power Company - Mitchell Project, 4.70%, 6/17/26(a)(b)(c)	1,000,000	1,005,385

Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	150,000	151,756
		29,617,896
Total Short-Term Investments (Cost $35,716,025)		35,621,003
Total Investments – 100.2% (Cost $339,517,808)		334,207,742
Liabilities less Other Assets – (0.2)%		(572,332)
NET ASSETS – 100.0%		$333,635,410

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of October 31, 2025 is disclosed.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total value of $14,088,687 or 4.22% of net assets.

(e)	Zero coupon bond.
(f)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2025.
(g)	Maturity date represents the prerefunded date.
(h)
Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2025 is disclosed.

(j)	7-day current yield as of October 31, 2025 is disclosed.

See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Abbreviations:

AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Authority
HHDC	Hispanic Housing Development Corporation
IBC	Insured Bond Certificates
IDA	Industrial Development Association
L.P.	Limited Partnership
LLC	Limited Liability Company
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
Q-SBLF	Qualified School Band Loan Fund
RANS	Revenue Anticipation Notes
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
TCRS	Transferable Custodial Receipts
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$298,586,739	$—	$298,586,739
Short-Term Investments	6,003,107	29,617,896	—	35,621,003
Total Investments	$6,003,107	$328,204,635	$—	$334,207,742
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund

	Par	Value
Asset-Backed Securities – 7.5%
Consumer Services – 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 6/20/30(a)	$125,000	$128,859
Other – 7.4%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)	501,687	492,878
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 5.96%, 3/01/32(a)(b)	181,673	179,432
Series 2022-2A, Class C, 8.24%, 3/01/32(a)	758,323	727,206

Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, 12/20/30(a)	467,000	480,819
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 6.30%, 3/22/35(a)(b)	250,000	250,417
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 6.45%, 7/15/35(a)(b)	419,000	419,716
Cerberus Loan Funding XLIII LLC, Series 2023-4A, Class A, (3M CME Term SOFR + 2.43%, 2.43% Floor), 6.33%, 10/15/35(a)(b)	451,000	457,867
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	100,212
Diamond Issuer LLC, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	263,841
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	10,225	10,210
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	27,916	27,874
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	17,934	17,902
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	69,379	69,251
	Par	Value
Other (Continued)
Ford Credit Floorplan Master Owner Trust,
Series 2024-2, Class A, 5.24%, 4/15/31(a)	$374,000	$387,211
Series 2024-4, Class A, 4.40%, 9/15/31(a)	197,000	198,336

GMF Floorplan Owner Revolving Trust, Series 2024-2A, Class A, 5.06%, 3/15/31(a)	342,000	352,550
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	62,123	61,738
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	160,245	153,752
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	96,459	95,575
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	256,665	252,003
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	711,484	692,043

Golub Capital Partners CLO 46M Ltd., Series 2019-46A, Class A1R, (3M CME Term SOFR + 1.81%, 1.81% Floor), 5.69%, 4/20/37(a)(b)	343,000	343,555
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.69%, 5/20/53(a)	115,000	115,980
MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.10%, 7/13/49(a)	132,000	136,123
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)	155,529	152,807
Series 2021-1A, Class B, 3.91%, 4/22/31(a)	93,991	92,944
Progress Residential Trust,
Series 2024-SFR3, Class A, 3.00%, 6/17/41(a)	130,578	124,513
Series 2024-SFR4, Class A, 3.10%, 7/17/41(a)	600,644	572,926
Series 2024-SFR5, Class A, 3.00%, 8/09/29(a)	104,999	99,541
Series 2025-SFR3, Class A, 3.39%, 7/17/42(a)	100,000	95,195
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	$130,723	$123,824
Toyota Auto Loan Extended Note Trust, Series 2024-1A, Class A, 5.16%, 11/25/36(a)	409,000	423,095
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	134,402	132,105
Series 2021-1A, Class B, 2.85%, 10/20/31(a)	123,971	115,141

Verizon Master Trust, Series 2024-7, Class A, 4.35%, 8/20/32(a)	233,000	234,717
Volvo Financial Equipment LLC, Series 2025-2A, Class A4, 4.06%, 6/15/33(a)	100,000	99,606
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	70,228	63,569
		8,616,474
Total Asset-Backed Securities (Cost $8,776,224)		8,745,333

	Number of Shares
Common Stocks – 1.5%
Engineering & Construction – 0.0%(c)
Uniti Group, Inc.*	3,665	21,110
Real Estate Services – 0.3%
Copper Property CTL Pass Through Trust(d)	25,536	310,263
Transportation & Logistics – 1.2%
PHI Group, Inc.	44,387	1,420,384
Total Common Stocks (Cost $890,459)		1,751,757

	Par
Convertible Bonds – 0.1%
Telecommunications – 0.1%
EchoStar Corp., 3.88%, 11/30/30(e)	$65,359	157,107
Total Convertible Bonds (Cost $60,596)		157,107
	Par	Value

Corporate Bonds – 2.8%
Asset Management – 0.9%
Blue Owl Credit Income Corp., 7.95%, 6/13/28	$468,000	$497,010
HPS Corporate Lending Fund, 6.75%, 1/30/29	207,000	215,247
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	313,000	337,431
		1,049,688
Commercial Support Services – 0.1%
VT Topco, Inc., 8.50%, 8/15/30(a)	164,000	170,576
Electric Utilities – 1.0%
Centerpoint Energy Restoration Bond Co. II LLC, 4.26%, 12/15/34	321,000	321,669
PG&E Recovery Funding LLC, 4.84%, 6/01/33	297,648	303,122
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/01/34(a)	79,539	79,341
Virginia Power Fuel Securitization LLC, 4.88%, 5/01/31	424,000	433,851
		1,137,983
Gas & Water Utilities – 0.3%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	351,477	364,851
Health Care Facilities & Services – 0.1%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	79,000	83,326
Specialty Finance – 0.4%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	461,000	452,812
Total Corporate Bonds (Cost $3,170,248)		3,259,236

Mortgage-Backed Securities – 25.0%
Commercial Mortgage-Backed Securities – 2.5%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.76%, 5/15/53(a)	540,000	504,902
BBCMS Mortgage Trust, Series 2025-5C36, Class A3, 5.52%, 8/15/58	100,000	104,400
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.91%, 11/15/57	$126,000	$132,588
BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.57%, 11/15/57	126,000	130,854
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M CME Term SOFR + 2.11%, 2.00% Floor), 6.15%, 9/15/36(a)(b)	234,456	234,237
Series 2021-VOLT, Class F, (1M CME Term SOFR + 2.51%, 2.40% Floor), 6.55%, 9/15/36(a)(b)	358,467	358,130

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	418,000	395,624
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.48%, 4/15/42(a)(f)	291,000	298,597
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)	209,000	214,500
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	405,902
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.35%, 7/15/40(a)(f)	100,000	102,720
		2,882,454
Federal Home Loan Mortgage Corporation – 11.1%
Multifamily Structured Pass Through Certificates,
Series K094, Class A2, 2.90%, 6/25/29	532,000	513,667
Series K095, Class A2, 2.79%, 6/25/29	725,000	697,537
Series K096, Class A2, 2.52%, 7/25/29	774,000	737,070
Series K097, Class A2, 2.51%, 7/25/29	359,000	341,259
Series K099, Class A2, 2.60%, 9/25/29	155,000	147,598
Series K101, Class A2, 2.52%, 10/25/29	404,000	383,055
Series K102, Class A2, 2.54%, 10/25/29	271,000	257,194
Series K103, Class A2, 2.65%, 11/25/29	382,000	363,592
Series K104, Class A2, 2.25%, 1/25/30	118,000	110,423
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K105, Class A2, 1.87%, 1/25/30	$100,000	$92,006
Series K106, Class A2, 2.07%, 1/25/30	100,000	92,697
Series K107, Class A2, 1.64%, 1/25/30	100,000	91,260
Series K108, Class A2, 1.52%, 3/25/30	100,000	90,525
Series K109, Class A2, 1.56%, 4/25/30	151,000	136,459
Series K111, Class A2, 1.35%, 5/25/30	100,000	89,314
Series K114, Class A2, 1.37%, 6/25/30	100,000	88,989
Series K116, Class A2, 1.38%, 7/25/30	100,000	89,025
Series K117, Class A2, 1.41%, 8/25/30	493,000	437,767
Series K120, Class A2, 1.50%, 10/25/30	140,000	124,150
Series K151, Class A3, 3.51%, 4/25/30	183,000	178,818
Series K751, Class A2, 4.41%, 3/25/30	504,000	511,103
Series K752, Class A2, 4.28%, 7/25/30	136,000	137,264
Series K754, Class A2, 4.94%, 11/25/30	545,000	565,493
Pool,
1.50%, 11/01/35 - 1/01/42	5,350,111	4,627,495
1.00%, 7/01/36 - 10/01/36	148,813	129,618
2.00%, 8/01/40 - 8/01/42	855,306	746,901
4.00%, 10/01/40 - 11/01/40	163,484	160,476
(2.13% - 30D Average SOFR, 2.13% Floor, 6.66% Cap), 1.66%, 9/01/51(b)	74,895	67,596
(30D Average SOFR + 2.13%, 2.13% Floor, 7.56% Cap), 2.56%, 3/01/52(b)	90,423	83,707
(30D Average SOFR + 2.14%, 2.14% Floor, 7.55% Cap), 2.55%, 5/01/52(b)	64,729	59,858
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 7/01/52(b)	628,735	574,003
(30D Average SOFR + 2.22%, 2.22% Floor, 8.33% Cap), 3.33%, 11/01/52(b)	77,852	74,463
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
(2.18% - 30D Average SOFR, 2.18% Floor, 7.17% Cap), 2.16%, 5/01/53(b)	$93,368	$85,254

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	49,838	48,801
		12,934,437
Federal National Mortgage Association – 7.8%
Interest STRIP, Series 284, Class 1, 0.00%, 7/25/27(g)	14,692	14,273
Pool,
1.50%, 12/01/35 - 3/01/42	5,342,751	4,676,039
1.00%, 4/01/36 - 3/01/37	2,169,595	1,889,672
2.00%, 11/01/40 - 8/01/42	1,326,882	1,155,375
2.50%, 5/01/41	123,537	110,708
3.50%, 4/01/44	246,867	234,417
4.00%, 6/01/45 - 3/01/48	640,309	627,202
(2.07% - 30D Average SOFR, 2.07% Floor, 6.97% Cap), 1.97%, 8/01/51(b)	195,816	179,621
(2.34% - 30D Average SOFR, 2.33% Floor, 6.89% Cap), 1.89%, 4/01/52(b)	181,316	164,888

Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	52,233	51,763
		9,103,958
Government National Mortgage Association – 0.3%
Pool,
Series 2012-150, Class IO, 0.44%, 11/16/52(f)(h)	475,740	4,251
Series 2015-108, Class IO, 0.34%, 10/16/56(f)(h)	36,613	145
Series 2015-7, Class IO, 0.49%, 1/16/57(f)(h)	861,403	21,705
Series 2020-42, Class IO, 0.94%, 3/16/62(f)(h)	1,353,865	90,919
Series 2020-43, Class IO, 1.26%, 11/16/61(f)(h)	872,244	67,445
Series 2020-71, Class IO, 1.10%, 1/16/62(f)(h)	1,139,799	79,752
Series 2020-75, Class IO, 0.87%, 2/16/62(f)(h)	2,160,256	130,626
		394,843
	Par	Value
Whole Loan – 3.3%
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ4, Class A8, 2.50%, 9/25/51(a)(f)	$60,310	$54,222
Series 2021-PJ5, Class A8, 2.50%, 10/25/51(a)(f)	218,961	197,493
Series 2022-PJ2, Class A24, 3.00%, 6/25/52(a)	108,393	98,879
Series 2022-PJ4, Class A22, 2.50%, 9/25/52(a)(f)	188,912	167,815
GS Mortgage-Backed Securities Trust,
Series 2021-PJ10, Class A8, 2.50%, 3/25/52(a)(f)	67,642	60,675
Series 2021-PJ6, Class A8, 2.50%, 11/25/51(a)(f)	125,297	112,791
Series 2021-PJ7, Class A8, 2.50%, 1/25/52(a)	228,929	204,764
Series 2022-PJ3, Class A22, 2.50%, 8/25/52(a)(f)	71,499	63,597
Series 2022-PJ3, Class A24, 3.00%, 8/25/52(a)(f)	71,499	65,022
Series 2022-PJ5, Class A22, 2.50%, 10/25/52(a)(f)	555,689	490,880
Series 2022-PJ6, Class A15, 2.50%, 1/25/53(a)(f)	280,634	248,474
JP Morgan Mortgage Trust,
Series 2021-10, Class A4, 2.50%, 12/25/51(a)(f)	334,441	299,427
Series 2021-10, Class A4A, 2.00%, 12/25/51(a)(f)	124,583	109,143
Series 2021-11, Class A4, 2.50%, 1/25/52(a)(f)	416,797	374,020
Series 2021-13, Class A4, 2.50%, 4/25/52(a)(f)	327,562	294,524
Series 2021-15,Class A4, 2.50%, 6/25/52(a)(f)	67,313	60,162
Series 2021-6, Class A4, 2.50%, 10/25/51(a)(f)	84,194	75,750
Series 2021-7, Class A4, 2.50%, 11/25/51(a)(f)	70,861	63,980
Series 2021-8, Class A4, 2.50%, 12/25/51(a)(f)	69,837	62,866
Series 2022-3, Class A4A, 2.50%, 8/25/52(a)(f)	71,582	63,722
Series 2024-3, Class A4, 3.00%, 5/25/54(a)	223,422	202,938
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Whole Loan (Continued)

JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A4, 3.70%, 1/25/63(a)(f)	$147,288	$138,718
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/63(a)(f)	79,353	76,827
Sequoia Mortgage Trust, Series 2025-S1, Class A4, 2.50%, 9/25/54(a)(f)	286,420	254,987
		3,841,676
Total Mortgage-Backed Securities (Cost $29,045,852)		29,157,368

Municipal Bonds – 0.1%
Texas – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	83,731	86,412
Total Municipal Bonds (Cost $83,731)		86,412

	Number of Shares
Preferred Stocks – 0.0%(c)
Other – 0.0%(c)
Windstream Corp., Series A(d)(i)	23	23,381
Total Preferred Stocks (Cost $23,381)		23,381

	Par
Term Loans – 0.0%(b)(c)
Retail - Discretionary – 0.0%(c)
J.C. Penney Corp., Inc., Term Loan(d)(i)(j)	$227,454	23
Total Term Loans (Cost $—)		23

U.S. Government Obligations – 4.6%
U.S. Treasury Notes – 4.6%
3.88%, 6/30/30	1,416,000	1,426,786
3.63%, 8/31/30	1,887,000	1,880,366
4.63%, 9/30/30	883,000	918,803
3.63%, 9/30/30	943,000	939,464
	Par	Value
U.S. Treasury Notes (Continued)
3.63%, 10/31/30	$253,000	$252,071
Total U.S. Government Obligations (Cost $5,345,482)		5,417,490

	Number of Shares
Warrants – 0.0%(c)
Other – 0.0%(c)
Windstream(d)(i)*	714	—
Total Warrants (Cost $—)		—

Investment Companies – 53.9%
iShares Ultra Short Duration Bond Active ETF(k)	282,957	14,358,653
Schwab Short-Term U.S. Treasury ETF(k)(l)	1,726,672	42,165,330
Vanguard Short-Term Inflation-Protected Securities ETF	124,391	6,224,526
Total Investment Companies (Cost $62,551,906)		62,748,509

	Par/Number of Shares
Short-Term Investments – 5.9%
Money Market Funds – 5.8%
Northern Institutional Funds - Liquid Assets Portfolio, 4.21%(m)(n)	1,700,000	1,700,000

Northern Institutional Funds - Treasury Portfolio (Premier), 3.91%(m)	4,996,988	4,996,988
		6,696,988
U.S. Treasury Bills – 0.1%
U.S. Treasury Bills,
3.72%, 11/06/25(k)(o)	17,000	16,995
3.59%, 11/13/25(o)	118,000	117,873
		134,868
Total Short-Term Investments (Cost $6,831,828)		6,831,856
Total Investments – 101.4% (Cost $116,779,707)		118,178,472
Liabilities less Other Assets – (1.4)%		(1,684,830)
NET ASSETS – 100.0%		$116,493,642
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund

Percentages shown are based on Net Assets.

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total value of $15,824,107 or 13.58% of net assets.

(b)	Variable or floating rate security. Rate as of October 31, 2025 is disclosed.
(c)	Amount rounds to less than 0.05%.
(d)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At October 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $333,666 or 0.29% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Copper Property CTL Pass Through Trust	11/27/18-2/12/21	$499,686.29
J.C. Penney Corp., Inc., Term Loan	2/12/21-4/29/22	—
Windstream	8/4/2025	—
Windstream Corp., Series A	8/4/2025	23,381.00

(e)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2025 is disclosed.

(g)	Zero coupon bond.
(h)	Security is an Interest Only Strip.
(i)	Investment is valued using significant unobservable inputs (Level 3).
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)	Security either partially or fully on loan. (See Note 6.)
(l)
Fair value of this security exceeds 25% of the Fund’s Net Assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(m)	7-day current yield as of October 31, 2025 is disclosed.
(n)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
(o)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
30D	30 Day
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
LLC	Limited Liability Company
SOFR	United States Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$8,745,333	$—	$8,745,333
Common Stocks	1,441,494	310,263	—	1,751,757
Convertible Bonds	—	157,107	—	157,107
Corporate Bonds	—	3,259,236	—	3,259,236
Mortgage-Backed Securities	—	29,157,368	—	29,157,368
Preferred Stocks	—	—	23,381	23,381
Municipal Bonds	—	86,412	—	86,412
Term Loans	—	—	23	23
U.S. Government Obligations	—	5,417,490	—	5,417,490
Warrants	—	—	— *	—
Investment Companies	62,748,509	—	—	62,748,509
Short-Term Investments	6,696,988	134,868	—	6,831,856
Total Investments	$70,886,991	$47,268,077	$23,404	$118,178,472

*Includes securities determined to have no value as of October 31, 2025.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund

	Number of Shares	Value
Common Stocks – 1.5%
Aerospace & Defense – 0.0%(a)
General Electric Co.	86	$26,570
Asset Management – 0.0%(a)
Blackstone, Inc.	143	20,969
Banking – 0.1%
Citigroup, Inc.	244	24,700
PNC Financial Services Group (The), Inc.	179	32,677
U.S. Bancorp	1,012	47,240
		104,617
Biotechnology & Pharmaceuticals – 0.3%
AbbVie, Inc.	223	48,623
BioMarin Pharmaceutical, Inc.*	2,939	157,442
Bristol-Myers Squibb Co.	1,621	74,679
Gilead Sciences, Inc.	398	47,676
Merck & Co., Inc.	1,265	108,765
Teva Pharmaceutical Industries Ltd. ADR (Israel)*	4,499	92,140
		529,325
Cable & Satellite – 0.1%
Altice USA, Inc., Class A*	16,055	35,803
Comcast Corp., Class A	2,279	63,436
		99,239
Chemicals – 0.0%(a)
Corteva, Inc.	759	46,633
Containers & Packaging – 0.0%(a)
Packaging Corp. of America	358	70,082
Diversified Industrials – 0.0%(a)
Emerson Electric Co.	452	63,086
Electric Utilities – 0.0%(a)
Duke Energy Corp.	529	65,755
Electrical Equipment – 0.0%(a)
Amphenol Corp., Class A	214	29,819
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.*	15	292
Health Care Facilities & Services – 0.0%(a)
Elevance Health, Inc.	74	23,473
UnitedHealth Group, Inc.	65	22,201
		45,674
	Number of Shares	Value
Household Products – 0.1%
Colgate-Palmolive Co.	559	$43,071
Kimberly-Clark Corp.	819	98,042
Procter & Gamble (The) Co.	434	65,261
		206,374
Institutional Financial Services – 0.1%
CME Group, Inc.	195	51,770
Morgan Stanley	504	82,656
		134,426
Internet Media & Services – 0.1%
Alphabet, Inc., Class A	293	82,389
Booking Holdings, Inc.	11	55,855
		138,244
Leisure Facilities & Services – 0.0%(a)
Royal Caribbean Cruises Ltd.	83	23,807
Machinery – 0.0%(a)
Deere & Co.	75	34,622
Oil & Gas Supply Chain – 0.1%
Battalion Oil Corp.*	363	421
Exxon Mobil Corp.	632	72,276
Williams (The) Cos., Inc.	997	57,696
		130,393
Real Estate Investment Trusts – 0.0%(a)
Simon Property Group, Inc.	412	72,413
Real Estate Owners & Developers – 0.0%(a)
Yuzhou Group Holdings Co. Ltd. (China)*	15,113	307
Retail - Consumer Staples – 0.0%(a)
Costco Wholesale Corp.	57	51,953
Retail - Discretionary – 0.0%(a)
TJX (The) Cos., Inc.	559	78,338
Semiconductors – 0.1%
ASML Holding N.V. ADR (Netherlands)(b)	38	40,251
Broadcom, Inc.	122	45,095
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	124	37,253
Wolfspeed, Inc.*	1,462	38,480
		161,079
Software – 0.2%
Microsoft Corp.	162	83,885
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Software (Continued)
Salesforce, Inc.	445	$115,883
SAP S.E. ADR (Germany)	321	83,463
		283,231
Specialty Finance – 0.1%
Mastercard, Inc., Class A	138	76,174
Moody’s Corp.	83	39,865
		116,039
Technology Hardware – 0.1%
Apple, Inc.	216	58,400
Garmin Ltd.	99	21,180
		79,580
Transportation & Logistics – 0.1%
Union Pacific Corp.	245	53,991
United Parcel Service, Inc., Class B	688	66,337
		120,328
Total Common Stocks (Cost $3,005,118)		2,733,195

	Par(c)
Convertible Bonds – 0.4%
Electric Utilities – 0.0%(a)
Evergy, Inc., 4.50%, 12/15/27	$5,000	6,355
FirstEnergy Corp., 3.88%, 1/15/31(d)	6,000	6,510
		12,865
Electrical Equipment – 0.0%(a)
Advanced Energy Industries, Inc., 2.50%, 9/15/28	6,000	9,578
Itron, Inc., 1.38%, 7/15/30	8,000	8,240
		17,818
Engineering & Construction – 0.0%(a)
Fluor Corp., 1.13%, 8/15/29	6,000	7,722
Granite Construction, Inc., 3.75%, 5/15/28	4,000	9,072
		16,794
Food – 0.0%(a)
Post Holdings, Inc., 2.50%, 8/15/27	18,000	19,773
Gas & Water Utilities – 0.0%(a)
UGI Corp., 5.00%, 6/01/28	8,000	10,242
	Par(c)	Value
Internet Media & Services – 0.0%(a)
DoorDash, Inc., 0.00%, 5/15/30(d)(e)	$13,000	$14,352
Lyft, Inc., 0.00%, 9/15/30(d)(e)	12,000	13,962
MakeMyTrip Ltd., 0.00%, 7/01/30(d)(e)	15,000	14,440
Uber Technologies, Inc., 0.88%, 12/01/28	9,000	13,104
		55,858
Oil & Gas Supply Chain – 0.0%(a)
Northern Oil & Gas, Inc., 3.63%, 4/15/29	9,000	8,721
Real Estate Owners & Developers – 0.0%(a)
Sunac China Holdings Ltd., 1.00%, 9/30/32(d)(f)	21,898	2,847
Retail - Discretionary – 0.0%(a)
Burlington Stores, Inc., 1.25%, 12/15/27	6,000	8,568
Freshpet, Inc., 3.00%, 4/01/28	5,000	5,438
		14,006
Semiconductors – 0.1%
Nova Ltd., 0.00%, 9/15/30(d)(e)	5,000	6,400
Wolfspeed, Inc.,
2.50%, 6/15/31	41,000	89,072
2.50%, 6/15/31(d)	13,000	28,243
		123,715
Software – 0.1%
Cloudflare, Inc., 0.00%, 6/15/30(d)(e)	5,000	6,255
Commvault Systems, Inc., 0.00%, 9/15/30(d)(e)	10,000	9,110
Datadog, Inc., 0.00%, 12/01/29(d)(e)	7,000	7,424
Guidewire Software, Inc., 1.25%, 11/01/29	14,000	16,506
Nutanix, Inc., 0.50%, 12/15/29(d)	16,000	17,627
Rubrik, Inc., 0.00%, 6/15/30(d)(e)	19,000	18,420
Snowflake, Inc., 0.00%, 10/01/29(e)	10,000	18,425
Wix.com Ltd., 0.00%, 9/15/30(d)(e)	10,000	9,950
Zscaler, Inc., 0.00%, 7/15/28(d)(e)	15,000	15,472
		119,189
Specialty Finance – 0.0%(a)
Euronet Worldwide, Inc., 0.63%, 10/01/30(d)	11,000	9,983
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Technology Hardware – 0.0%(a)
InterDigital, Inc., 3.50%, 6/01/27	$2,000	$9,375
Seagate HDD Cayman, 3.50%, 6/01/28	3,000	9,391
		18,766
Telecommunications – 0.2%
EchoStar Corp., 3.88%, 11/30/30(g)	132,346	318,127
Total Convertible Bonds (Cost $512,986)		748,704

	Number of Shares
Convertible Preferred Stocks – 0.0%(a)
Aerospace & Defense – 0.0%(a)
Boeing (The) Co., 6.00%	904	58,507
Asset Management – 0.0%(a)
Apollo Global Management, Inc., 6.75%	150	9,801
Electric Utilities – 0.0%(a)
PG&E Corp., 6.00%	258	10,604
Retail - Discretionary – 0.0%(a)
QXO, Inc., 5.50%	100	5,105
Total Convertible Preferred Stocks (Cost $75,673)		84,017

	Par(c)
Corporate Bonds – 44.2%
Advertising & Marketing – 0.2%
Dotdash Meredith, Inc., 7.63%, 6/15/32(d)	$235,000	211,274
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(d)	190,000	187,625
		398,899
Aerospace & Defense – 1.1%
Axon Enterprise, Inc.,
6.13%, 3/15/30(d)	148,000	152,002
6.25%, 3/15/33(d)	45,000	46,512
Boeing (The) Co.,
5.93%, 5/01/60	131,000	130,221
7.01%, 5/01/64	115,000	131,619
General Electric Co.,
4.30%, 7/29/30	87,000	87,656
4.90%, 1/29/36	66,000	67,226

Howmet Aerospace, Inc., 5.95%, 2/01/37	17,000	18,455
	Par(c)	Value
Aerospace & Defense (Continued)
L3Harris Technologies, Inc.,
5.40%, 7/31/33	$66,000	$68,822
5.35%, 6/01/34	72,000	74,701
Lockheed Martin Corp.,
5.00%, 8/15/35	118,000	120,496
5.20%, 2/15/64	63,000	59,776
TransDigm, Inc.,
6.75%, 8/15/28(d)	300,000	305,918
4.63%, 1/15/29	205,000	201,638
6.38%, 3/01/29(d)	235,000	241,388
6.38%, 5/31/33(d)	70,000	71,353
6.25%, 1/31/34(d)	175,000	180,862
		1,958,645
Asset Management – 0.8%
BlackRock Funding, Inc., 5.25%, 3/14/54	100,000	98,231
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30	60,000	59,805
Citadel L.P.,
6.00%, 1/23/30(d)	42,000	43,592
6.38%, 1/23/32(d)	67,000	70,588

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	70,000	68,789
KKR & Co., Inc., 5.10%, 8/07/35	100,000	99,788
Osaic Holdings, Inc.,
6.75%, 8/01/32(d)	375,000	387,411
8.00%, 8/01/33(d)	254,000	260,589

Raymond James Financial, Inc., 5.65%, 9/11/55	176,000	173,497
TPG Operating Group II L.P., 5.88%, 3/05/34	144,000	151,225
		1,413,515
Automotive – 0.7%
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	200,000	187,639
General Motors Co., 6.25%, 10/02/43	32,000	32,696
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(h)(i)	270,000	267,253
2.35%, 1/08/31	86,000	76,804
6.10%, 1/07/34	71,000	75,028
5.90%, 1/07/35	84,000	87,505
Hyundai Capital America,
5.68%, 6/26/28(d)	53,000	54,705
6.10%, 9/21/28(d)	86,000	89,950
5.15%, 3/27/30(d)	61,000	62,362
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Automotive (Continued)
Hyundai Capital America,
4.50%, 9/18/30(d)	$55,000	$54,887
5.40%, 3/29/32(d)	88,000	90,923
Toyota Motor Credit Corp.,
4.80%, 5/15/30	83,000	85,105
5.55%, 11/20/30	62,000	65,810
4.60%, 10/10/31	66,000	66,907
		1,297,574
Banking – 2.0%
Bank of America Corp.,
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(i)	85,000	83,686
(SOFR + 1.06%), 2.09%, 6/14/29(i)	6,000	5,696
(3M CME Term SOFR + 1.45%), 2.88%, 10/22/30(i)	40,000	37,987
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(i)	9,000	8,357
(SOFR + 2.15%), 2.59%, 4/29/31(i)	106,000	98,587
(SOFR + 1.32%), 2.69%, 4/22/32(i)	177,000	161,751
(SOFR + 1.22%), 2.30%, 7/21/32(i)	91,000	80,962
(SOFR + 1.33%), 2.97%, 2/04/33(i)	184,000	167,790
(SOFR + 1.83%), 4.57%, 4/27/33(i)	61,000	60,900
(SOFR + 1.84%), 5.87%, 9/15/34(i)	70,000	75,036
(SOFR + 1.74%), 5.52%, 10/25/35(i)	71,000	72,791
(SOFR + 1.31%), 5.51%, 1/24/36(i)	46,000	48,159
(SOFR + 1.70%), 5.74%, 2/12/36(i)	98,000	101,997
(SOFR + 1.93%), 2.68%, 6/19/41(i)	7,000	5,195

First Citizens BancShares, Inc., (5Y US Treasury CMT + 1.97%), 6.25%, 3/12/40(i)	119,000	120,801
JP Morgan Chase & Co.,
(3M CME Term SOFR + 1.21%), 3.51%, 1/23/29(i)	69,000	68,101
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(i)	148,000	149,246
(SOFR + 1.31%), 5.01%, 1/23/30(i)	67,000	68,629
(SOFR + 1.13%), 5.00%, 7/22/30(i)	60,000	61,557
	Par(c)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(3M CME Term SOFR + 1.51%), 2.74%, 10/15/30(i)	$25,000	$23,635
(SOFR + 1.04%), 4.60%, 10/22/30(i)	67,000	67,894
(SOFR + 1.01%), 5.14%, 1/24/31(i)	25,000	25,831
(SOFR + 1.07%), 1.95%, 2/04/32(i)	20,000	17,718
(SOFR + 1.81%), 6.25%, 10/23/34(i)	39,000	42,952
(SOFR + 1.49%), 5.77%, 4/22/35(i)	56,000	59,723
(SOFR + 1.68%), 5.57%, 4/22/36(i)	57,000	60,085
(SOFR + 1.64%), 5.58%, 7/23/36(i)	227,000	235,368
(SOFR + 1.19%), 4.81%, 10/22/36(i)	353,000	351,874

M&T Bank Corp., (5Y US Treasury CMT + 1.43%), 5.40%, 7/30/35(i)	172,000	173,242
PNC Financial Services Group (The), Inc.,
(SOFR Index + 2.14%), 6.04%, 10/28/33(i)	66,000	71,152
(SOFR + 1.42%), 5.37%, 7/21/36(i)	79,000	81,153
Truist Financial Corp.,
(SOFR + 2.30%), 6.12%, 10/28/33(i)	39,000	41,920
(SOFR + 2.36%), 5.87%, 6/08/34(i)	55,000	58,228
(SOFR + 1.40%), 4.96%, 10/23/36(i)	243,000	239,305
Wells Fargo & Co.,
(SOFR + 2.06%), 6.49%, 10/23/34(i)	18,000	19,987
(SOFR + 1.78%), 5.50%, 1/23/35(i)	53,000	55,327
(SOFR + 1.74%), 5.61%, 4/23/36(i)	274,000	287,938
(SOFR + 1.34%), 4.89%, 9/15/36(i)	140,000	139,920
(SOFR + 2.53%), 3.07%, 4/30/41(i)	21,000	16,374
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(i)	48,000	44,802
(SOFR + 2.13%), 4.61%, 4/25/53(i)	41,000	35,982
		3,627,638
Beverages – 0.1%
Constellation Brands, Inc., 4.95%, 11/01/35	55,000	54,142
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Beverages (Continued)
PepsiCo, Inc.,
4.65%, 7/23/32	$49,000	$50,039
5.00%, 7/23/35	81,000	82,903
		187,084
Biotechnology & Pharmaceuticals – 1.2%
AbbVie, Inc.,
3.20%, 11/21/29	74,000	71,481
4.88%, 3/15/30	81,000	83,440
5.05%, 3/15/34	85,000	87,442
4.05%, 11/21/39	66,000	59,165
5.35%, 3/15/44	41,000	41,165
5.60%, 3/15/55	72,000	73,825
5.50%, 3/15/64	65,000	65,097
Amgen, Inc.,
2.45%, 2/21/30	28,000	25,993
5.25%, 3/02/30	41,000	42,553
3.15%, 2/21/40	82,000	64,774
5.75%, 3/02/63	93,000	92,888
Bausch Health Cos., Inc.,
4.88%, 6/01/28(d)	465,000	423,150
11.00%, 9/30/28(d)	95,000	99,583

Bristol-Myers Squibb Co., 6.40%, 11/15/63	60,000	66,336
Eli Lilly & Co.,
4.75%, 2/12/30	74,000	76,002
4.90%, 10/15/35	55,000	55,923
5.55%, 3/15/37	46,000	49,444
5.00%, 2/09/54	46,000	43,662
5.05%, 8/14/54	29,000	27,629
5.55%, 10/15/55	55,000	56,332
5.65%, 10/15/65	71,000	73,132
Gilead Sciences, Inc.,
4.80%, 11/15/29	85,000	87,240
5.60%, 11/15/64	27,000	27,320
Johnson & Johnson,
3.63%, 3/03/37	46,000	41,881
5.85%, 7/15/38	34,000	37,620
2.10%, 9/01/40	33,000	23,396
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 5/19/30	33,000	33,675
5.34%, 5/19/63	128,000	121,440
Royalty Pharma PLC,
1.75%, 9/02/27	89,000	85,292
2.20%, 9/02/30	40,000	36,072
5.20%, 9/25/35	55,000	55,101

Zoetis, Inc., 5.00%, 8/17/35	27,000	27,278
		2,255,331
	Par(c)	Value
Cable & Satellite – 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/01/28(d)	$245,000	$242,541
4.75%, 3/01/30(d)	953,000	906,174
4.25%, 1/15/34(d)	111,000	93,209
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/01/50	98,000	76,692
3.90%, 6/01/52	103,000	67,596
5.25%, 4/01/53	64,000	52,104
6.70%, 12/01/55	85,000	83,819
4.40%, 12/01/61	24,000	16,259
Comcast Corp.,
3.20%, 7/15/36	43,000	36,370
3.25%, 11/01/39	58,000	45,737
5.65%, 6/01/54	40,000	38,286
6.05%, 5/15/55	46,000	46,472
5.50%, 5/15/64	37,000	34,150
CSC Holdings LLC,
5.38%, 2/01/28(d)	400,000	331,709
11.25%, 5/15/28(d)	710,000	622,942
5.75%, 1/15/30(d)	900,000	337,262
4.63%, 12/01/30(d)	200,000	72,272

Directv Financing LLC, 8.88%, 2/01/30(d)	415,000	412,567
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(d)	625,000	622,427
DISH DBS Corp.,
5.25%, 12/01/26(d)	595,000	585,429
5.75%, 12/01/28(d)	190,000	182,565

DISH Network Corp., 11.75%, 11/15/27(d)	55,000	57,903
Time Warner Cable LLC, 5.88%, 11/15/40	30,000	28,059
		4,992,544
Chemicals – 0.8%
Ashland, Inc., 3.38%, 9/01/31(d)	545,000	485,806
Chemours (The) Co.,
5.75%, 11/15/28(d)	470,000	450,370
4.63%, 11/15/29(d)	97,000	85,118
Dow Chemical (The) Co.,
5.65%, 3/15/36	55,000	55,053
4.38%, 11/15/42	59,000	47,767
6.90%, 5/15/53	42,000	44,579
5.60%, 2/15/54	14,000	12,571
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Chemicals (Continued)

Solstice Advanced Materials, Inc., 5.63%, 9/30/33(d)	$232,000	$232,186
		1,413,450
Commercial Support Services – 0.6%
Clean Harbors, Inc.,
5.13%, 7/15/29(d)	90,000	89,765
6.38%, 2/01/31(d)	105,000	107,574
GFL Environmental, Inc.,
4.00%, 8/01/28(d)	85,000	83,152
4.38%, 8/15/29(d)	70,000	68,459
6.75%, 1/15/31(d)	105,000	109,843

Rollins, Inc., 5.25%, 2/24/35	70,000	71,185
TriNet Group, Inc.,
3.50%, 3/01/29(d)	330,000	309,896
7.13%, 8/15/31(d)	25,000	25,939

Waste Management, Inc., 4.95%, 3/15/35	166,000	168,579
		1,034,392
Construction Materials – 0.4%
AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33(d)	87,000	91,009
Amrize Finance U.S. LLC, 4.95%, 4/07/30(d)	63,000	64,494
CRH America Finance, Inc.,
5.00%, 2/09/36	35,000	35,065
5.60%, 2/09/56	75,000	74,923

Quikrete Holdings, Inc., 6.38%, 3/01/32(d)	440,000	456,373
		721,864
Containers & Packaging – 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 9/01/28(d)	200,000	190,807
Ball Corp., 5.50%, 9/15/33	1,104,000	1,117,415
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/27(d)	55,000	55,145
Packaging Corp. of America, 5.70%, 12/01/33	44,000	46,552
		1,409,919
Diversified Industrials – 0.1%
Honeywell International, Inc.,
4.75%, 2/01/32	88,000	89,622
5.00%, 3/01/35	40,000	40,765
		130,387
	Par(c)	Value
Electric Utilities – 2.9%
AEP Texas, Inc., 5.85%, 10/15/55	$138,000	$137,930
AES (The) Corp., 5.80%, 3/15/32	40,000	40,908
Alabama Power Co.,
5.85%, 11/15/33	36,000	38,711
3.75%, 3/01/45	33,000	26,378
4.30%, 7/15/48	30,000	25,574
3.45%, 10/01/49	26,000	19,062
Ameren Corp.,
1.75%, 3/15/28	48,000	45,349
5.00%, 1/15/29	41,000	41,999
American Electric Power Co., Inc.,
5.63%, 3/01/33	18,000	18,970
(5Y US Treasury CMT + 2.13%), 5.80%, 3/15/56(i)	29,000	29,052

Basin Electric Power Cooperative, 5.85%, 10/15/55(d)	155,000	155,292
CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(i)	70,000	68,769
Commonwealth Edison Co.,
5.90%, 3/15/36	43,000	46,508
5.95%, 6/01/55	30,000	31,983
Consolidated Edison Co. of New York, Inc.,
4.63%, 12/01/54	30,000	25,928
4.00%, 11/15/57	24,000	18,419

DTE Electric Co., 5.85%, 5/15/55	49,000	51,616
DTE Energy Co., 5.85%, 6/01/34	48,000	51,013
Duke Energy Carolinas LLC,
4.25%, 12/15/41	18,000	15,977
3.75%, 6/01/45	6,000	4,783

Duke Energy Corp., 3.15%, 8/15/27	32,000	31,497
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	31,485
5.88%, 11/15/33	29,000	31,338
5.95%, 11/15/52	29,000	30,567
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,851
3.70%, 6/15/46	44,000	34,252
4.30%, 2/01/49	35,000	29,282

Entergy Arkansas LLC, 2.65%, 6/15/51	14,000	8,553
Entergy Texas, Inc., 5.80%, 9/01/53	20,000	20,382
Evergy Kansas Central, Inc., 5.25%, 3/15/35	59,000	60,340
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Electric Utilities (Continued)
Eversource Energy,
5.45%, 3/01/28	$44,000	$45,123
5.95%, 2/01/29	47,000	49,240
4.45%, 12/15/30	75,000	74,740
5.13%, 5/15/33	34,000	34,515
Exelon Corp.,
5.15%, 3/15/28	40,000	40,920
4.95%, 6/15/35	48,000	47,577

FirstEnergy Pennsylvania Electric Co., 5.20%, 4/01/28(d)	36,000	36,788
Florida Power & Light Co.,
5.40%, 9/01/35	24,000	24,909
5.65%, 2/01/37	20,000	21,345
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	21,912
6.05%, 3/15/37	33,000	36,033

IPALCO Enterprises, Inc., 4.25%, 5/01/30	52,000	50,894
Liberty Utilities Co., 5.87%, 1/31/34(d)	85,000	88,630
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	13,935
4.40%, 10/15/44	23,000	20,212

Mississippi Power Co., 4.25%, 3/15/42	26,000	22,738
Monongahela Power Co., 5.85%, 2/15/34(d)	56,000	59,526
National Rural Utilities Cooperative Finance Corp.,
4.12%, 9/16/27	30,000	30,097
4.95%, 2/07/30	29,000	29,846
1.65%, 6/15/31	37,000	32,033
2.75%, 4/15/32	24,000	21,616
4.02%, 11/01/32	41,000	39,986
4.15%, 12/15/32	39,000	38,140
5.80%, 1/15/33	7,000	7,512
5.00%, 8/15/34	69,000	70,452

New York State Electric & Gas Corp., 5.30%, 8/15/34(d)	37,000	37,939
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/01/30	54,000	49,475
5.30%, 3/15/32	53,000	55,237
5.45%, 3/15/35	32,000	33,134
(5Y US Treasury CMT + 2.05%), 6.38%, 8/15/55(i)	60,000	62,449
Niagara Mohawk Power Corp.,
1.96%, 6/27/30(d)	48,000	43,369
	Par(c)	Value
Electric Utilities (Continued)
Niagara Mohawk Power Corp.,
5.66%, 1/17/54(d)	$34,000	$33,850
NRG Energy, Inc.,
5.25%, 6/15/29(d)	10,000	10,043
6.00%, 2/01/33(d)	125,000	127,510
5.75%, 1/15/34(d)	97,000	97,684
NSTAR Electric Co.,
5.40%, 6/01/34	24,000	24,950
5.20%, 3/01/35	96,000	98,197
5.50%, 3/15/40	46,000	47,365
Oncor Electric Delivery Co. LLC,
5.55%, 6/15/54	63,000	62,663
5.80%, 4/01/55(d)	72,000	74,267
Pacific Gas and Electric Co.,
4.45%, 4/15/42	52,000	43,426
4.30%, 3/15/45	46,000	37,018
4.95%, 7/01/50	72,000	61,974
6.75%, 1/15/53	53,000	57,246

PacifiCorp, 4.10%, 2/01/42	71,000	58,736
PECO Energy Co.,
4.90%, 6/15/33	26,000	26,634
5.25%, 9/15/54	50,000	48,553
PSEG Power LLC,
5.20%, 5/15/30(d)	59,000	60,521
5.75%, 5/15/35(d)	67,000	69,999

Public Service Co. of Colorado, 5.15%, 9/15/35	78,000	79,196
Public Service Co. of New Hampshire, 3.60%, 7/01/49	37,000	28,147
Public Service Electric and Gas Co.,
5.20%, 3/01/34	44,000	45,676
4.85%, 8/01/34	23,000	23,232
5.50%, 3/01/40	36,000	37,172
3.80%, 3/01/46	5,000	4,021
5.50%, 3/01/55	32,000	32,271

Public Service Enterprise Group, Inc., 2.45%, 11/15/31	55,000	48,960
San Diego Gas & Electric Co., 5.40%, 4/15/35	62,000	64,207
Sierra Pacific Power Co., (5Y US Treasury CMT + 2.55%), 6.20%, 12/15/55(i)	160,000	159,847
Southern California Edison Co.,
4.05%, 3/15/42	60,000	48,407
4.00%, 4/01/47	33,000	25,177
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Electric Utilities (Continued)

Southwestern Electric Power Co., 5.30%, 4/01/33	$34,000	$34,727
Southwestern Public Service Co.,
5.30%, 5/15/35	60,000	61,529
6.00%, 6/01/54	25,000	26,055

Talen Energy Supply LLC, 6.25%, 2/01/34(d)	324,000	332,246
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(d)	88,000	90,357
Tucson Electric Power Co.,
5.20%, 9/15/34	31,000	31,656
5.90%, 4/15/55	113,000	116,503
Virginia Electric and Power Co.,
5.70%, 8/15/53	15,000	15,197
5.65%, 3/15/55	30,000	30,197
5.60%, 9/15/55	72,000	72,087

Vistra Operations Co. LLC, 5.70%, 12/30/34(d)	107,000	109,905
VoltaGrid LLC, 7.38%, 11/01/30(d)(j)	264,000	268,502
Xcel Energy, Inc., 5.60%, 4/15/35	50,000	51,875
		5,312,875
Electric, Gas Marketing & Trading – 0.1%
Evergy Metro, Inc., 5.13%, 8/15/35	61,000	61,890
Jersey Central Power & Light Co., 5.10%, 1/15/35	86,000	87,218
		149,108
Electrical Equipment – 0.5%
Amphenol Corp., 4.40%, 2/15/33(j)	55,000	54,386
Johnson Controls International PLC, 4.95%, 7/02/64	35,000	30,798
Molex Electronic Technologies LLC, 5.25%, 4/30/32(d)	37,000	37,809
Sensata Technologies B.V., 4.00%, 4/15/29(d)	260,000	253,380
Sensata Technologies, Inc.,
4.38%, 2/15/30(d)	20,000	19,286
3.75%, 2/15/31(d)	395,000	367,144
6.63%, 7/15/32(d)	230,000	239,434
		1,002,237
Engineering & Construction – 0.5%
Arcosa, Inc.,
4.38%, 4/15/29(d)	75,000	72,975
6.88%, 8/15/32(d)	90,000	94,256
	Par(c)	Value
Engineering & Construction (Continued)

Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/01/32(d)	$123,000	$124,101
Quanta Services, Inc.,
4.50%, 1/15/31	37,000	37,067
5.10%, 8/09/35	80,000	80,735

TopBuild Corp., 5.63%, 1/31/34(d)	508,000	510,060
		919,194
Entertainment Content – 0.9%
Discovery Communications LLC,
3.63%, 5/15/30	245,000	226,747
6.35%, 6/01/40	215,000	192,877
Paramount Global,
3.70%, 6/01/28	65,000	63,738
5.25%, 4/01/44	45,000	36,893
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(i)	484,000	476,760

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	16,000	18,555
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	586,000	536,739
5.05%, 3/15/42	135,000	108,369
		1,660,678
Food – 0.7%
Cargill, Inc., 5.38%, 10/23/55(d)	52,000	50,706
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(d)	70,000	61,432
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28(d)	50,000	50,094
4.13%, 1/31/30(d)	45,000	43,463
4.38%, 1/31/32(d)	362,000	345,102
Mars, Inc.,
4.80%, 3/01/30(d)	27,000	27,581
5.00%, 3/01/32(d)	81,000	83,238
5.20%, 3/01/35(d)	105,000	107,771
2.38%, 7/16/40(d)	31,000	22,353
5.65%, 5/01/45(d)	33,000	33,633
5.70%, 5/01/55(d)	81,000	82,417
5.80%, 5/01/65(d)	75,000	77,139
Post Holdings, Inc.,
5.50%, 12/15/29(d)	60,000	60,030
4.63%, 4/15/30(d)	70,000	67,868
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Food (Continued)
Post Holdings, Inc.,
4.50%, 9/15/31(d)	$204,000	$191,570
6.38%, 3/01/33(d)	20,000	20,256
		1,324,653
Gas & Water Utilities – 0.4%
American Water Capital Corp.,
5.25%, 3/01/35	39,000	40,086
4.15%, 6/01/49	3,000	2,465
5.70%, 9/01/55	83,000	84,367
Atmos Energy Corp.,
5.20%, 8/15/35	67,000	68,940
5.45%, 1/15/56	60,000	59,451

Essential Utilities, Inc., 5.25%, 8/15/35	159,000	160,980
NiSource, Inc., 5.85%, 4/01/55	95,000	96,935
South Jersey Industries, Inc., 5.02%, 4/15/31	62,000	53,281
Southern California Gas Co.,
5.45%, 6/15/35	53,000	55,116
6.00%, 6/15/55	45,000	47,198
		668,819
Health Care Facilities & Services – 2.1%
Cardinal Health, Inc.,
5.13%, 2/15/29	78,000	80,157
5.00%, 11/15/29	43,000	44,179
4.50%, 9/15/30	57,000	57,307
5.15%, 9/15/35	55,000	55,541
Centene Corp.,
3.00%, 10/15/30	110,000	98,135
2.50%, 3/01/31	39,000	33,563
Cigna Group (The),
5.25%, 1/15/36	55,000	55,865
4.80%, 8/15/38	92,000	87,560
CVS Health Corp.,
5.13%, 2/21/30	29,000	29,781
1.75%, 8/21/30	25,000	22,090
5.05%, 3/25/48	45,000	40,236
5.88%, 6/01/53	20,000	19,643
6.20%, 9/15/55	28,000	28,759
6.25%, 9/15/65	60,000	61,122
DaVita, Inc.,
4.63%, 6/01/30(d)	35,000	33,798
3.75%, 2/15/31(d)	180,000	165,262
Elevance Health, Inc.,
2.88%, 9/15/29	45,000	42,851
4.60%, 9/15/32	60,000	59,807
	Par(c)	Value
Health Care Facilities & Services (Continued)

HAH Group Holding Co. LLC, 9.75%, 10/01/31(d)	$215,000	$203,789
HCA, Inc.,
3.38%, 3/15/29	36,000	35,017
4.13%, 6/15/29	66,000	65,535
3.50%, 9/01/30	31,000	29,784
2.38%, 7/15/31	24,000	21,416
5.50%, 3/01/32	39,000	40,701
4.60%, 11/15/32	55,000	54,658
5.75%, 3/01/35	16,000	16,787
5.13%, 6/15/39	48,000	46,679
6.00%, 4/01/54	49,000	49,673
6.20%, 3/01/55	117,000	121,491

Laboratory Corp. of America Holdings, 4.35%, 4/01/30	80,000	80,126
LifePoint Health, Inc., 5.38%, 1/15/29(d)	215,000	208,046
McKesson Corp.,
4.95%, 5/30/32	42,000	43,089
5.25%, 5/30/35	164,000	169,348
Molina Healthcare, Inc.,
4.38%, 6/15/28	185,000	180,193
3.88%, 11/15/30(d)	310,000	285,951
3.88%, 5/15/32(d)	326,000	293,935
6.25%, 1/15/33(d)	120,000	120,784

Owens & Minor, Inc., 6.63%, 4/01/30(d)	60,000	45,669
Radiology Partners, Inc., 8.50%, 7/15/32(d)	272,000	282,870
UnitedHealth Group, Inc.,
4.40%, 6/15/28	33,000	33,325
2.88%, 8/15/29	28,000	26,802
4.80%, 1/15/30	59,000	60,365
4.65%, 1/15/31	27,000	27,425
3.50%, 8/15/39	32,000	26,753
2.75%, 5/15/40	36,000	26,931
3.05%, 5/15/41	18,000	13,740
3.25%, 5/15/51	30,000	20,548
5.38%, 4/15/54	59,000	56,766
5.63%, 7/15/54	104,000	103,462
5.20%, 4/15/63	45,000	41,202
5.50%, 4/15/64	43,000	41,318
		3,889,834
Home & Office Products – 0.2%
Whirlpool Corp.,
6.13%, 6/15/30	160,000	158,428
6.50%, 6/15/33	160,000	156,102
		314,530
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Home Construction – 0.3%
DR Horton, Inc., 5.50%, 10/15/35	$45,000	$46,733
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28(d)	95,000	96,387
5.13%, 8/01/30(d)	300,000	299,604

Toll Brothers Finance Corp., 5.60%, 6/15/35	75,000	76,910
		519,634
Industrial Support Services – 0.6%
Resideo Funding, Inc.,
4.00%, 9/01/29(d)	509,000	485,459
6.50%, 7/15/32(d)	185,000	189,364
United Rentals North America, Inc.,
4.00%, 7/15/30	30,000	28,811
3.88%, 2/15/31	365,000	346,523
3.75%, 1/15/32	52,000	48,377
6.13%, 3/15/34(d)	10,000	10,435
		1,108,969
Institutional Financial Services – 1.3%
Bank of New York Mellon (The) Corp., (SOFR + 1.35%), 5.32%, 6/06/36(i)	410,000	424,538
Goldman Sachs Capital I, 6.35%, 2/15/34	50,000	53,562
Goldman Sachs Group (The), Inc.,
(SOFR + 1.27%), 5.73%, 4/25/30(i)	40,000	41,799
(SOFR + 1.21%), 5.05%, 7/23/30(i)	15,000	15,349
(SOFR + 1.06%), 4.37%, 10/21/31(i)	100,000	99,569
(SOFR + 1.55%), 5.33%, 7/23/35(i)	49,000	50,462
(SOFR + 1.42%), 5.02%, 10/23/35(i)	71,000	71,481
(SOFR + 1.33%), 4.94%, 10/21/36(i)	324,000	322,418
6.25%, 2/01/41	8,000	8,818
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(d)	65,000	68,209
6.75%, 5/01/33(d)	165,000	172,123
LPL Holdings, Inc.,
4.63%, 11/15/27(d)	43,000	42,862
5.65%, 3/15/35	80,000	81,652
Morgan Stanley,
(SOFR + 1.10%), 4.65%, 10/18/30(i)	125,000	126,488
(SOFR + 1.07%), 4.36%, 10/22/31(i)	55,000	54,814
	Par(c)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.20%), 2.51%, 10/20/32(i)	$18,000	$16,093
(SOFR + 1.87%), 5.25%, 4/21/34(i)	102,000	105,272
(SOFR + 2.05%), 6.63%, 11/01/34(i)	57,000	63,889
(SOFR + 1.76%), 5.66%, 4/17/36(i)	134,000	141,099
(SOFR + 1.31%), 4.89%, 10/22/36(i)	370,000	367,965
State Street Corp.,
(SOFR + 1.05%), 4.68%, 10/22/32(i)	82,000	82,998
(SOFR + 1.49%), 3.03%, 11/01/34(i)	101,000	94,918
		2,506,378
Insurance – 2.7%
Alleghany Corp.,
4.90%, 9/15/44	34,000	31,762
3.25%, 8/15/51	101,000	70,267
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
7.00%, 1/15/31(d)	265,000	274,473
6.50%, 10/01/31(d)	634,000	650,159
American International Group, Inc.,
3.40%, 6/30/30	54,000	51,800
5.45%, 5/07/35	106,000	110,260

AmWINS Group, Inc., 6.38%, 2/15/29(d)	220,000	224,255
Amynta Agency Borrower, Inc./Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(d)	123,000	126,727
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(d)	473,000	487,190
Assurant, Inc., 5.55%, 2/15/36	146,000	147,518
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(d)	628,000	644,431
Brown & Brown, Inc., 4.90%, 6/23/30	99,000	100,357
Chubb INA Holdings LLC, 4.90%, 8/15/35	288,000	290,130
Corebridge Financial, Inc.,
3.90%, 4/05/32	109,000	103,681
6.05%, 9/15/33	155,000	165,283
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Insurance (Continued)
Corebridge Financial, Inc.,
5.75%, 1/15/34	$34,000	$35,596

Corebridge Global Funding, 4.85%, 6/06/30(d)	51,000	51,844
Equitable Holdings, Inc., 4.57%, 2/15/29(d)	108,000	108,455
Hartford Insurance Group (The), Inc.,
2.80%, 8/19/29	3,000	2,852
(3M CME Term SOFR + 2.39%), 6.60%, 2/12/47(d)(k)	87,000	81,868

Horace Mann Educators Corp., 4.70%, 10/01/30	54,000	53,537
Liberty Mutual Group, Inc., 4.30%, 2/01/61(d)	266,000	170,740
Panther Escrow Issuer LLC, 7.13%, 6/01/31(d)	250,000	258,369
Ryan Specialty LLC, 5.88%, 8/01/32(d)	337,000	342,621
Symetra Life Insurance Co., 6.55%, 10/01/55(d)	191,000	201,297
Wynnton Funding Trust, 5.25%, 8/15/35(d)	100,000	100,857
Wynnton Funding Trust II, 5.99%, 8/15/55(d)	185,000	189,994
		5,076,323
Internet Media & Services – 0.5%
Beignet Investor LLC, 6.58%, 5/30/49(d)	55,000	58,669
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/01/29(d)	109,000	103,790
Meta Platforms, Inc.,
4.20%, 11/15/30	65,000	64,932
4.60%, 11/15/32	50,000	50,251
4.88%, 11/15/35	65,000	65,287
5.50%, 11/15/45	90,000	89,222
5.63%, 11/15/55	50,000	49,624
5.55%, 8/15/64	35,000	33,890
5.75%, 11/15/65	50,000	49,581
Uber Technologies, Inc.,
4.30%, 1/15/30	55,000	55,151
4.15%, 1/15/31	40,000	39,607
4.80%, 9/15/35	24,000	23,819

Ziff Davis, Inc., 4.63%, 10/15/30(d)	352,000	330,952
		1,014,775
IT Services – 0.2%
Science Applications International Corp., 5.88%, 11/01/33(d)	300,000	299,118
	Par(c)	Value
Leisure Facilities & Services – 2.3%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(d)	$300,000	$310,590
Hilton Domestic Operating Co., Inc.,
4.00%, 5/01/31(d)	70,000	66,524
3.63%, 2/15/32(d)	397,000	365,744

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(d)	642,000	651,488
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(d)	350,000	328,077
Lindblad Expeditions LLC, 7.00%, 9/15/30(d)	393,000	400,260
Marriott International, Inc.,
4.50%, 10/15/31	110,000	109,724
5.25%, 10/15/35	115,000	116,263

Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(d)	553,000	532,901
Royal Caribbean Cruises Ltd.,
5.50%, 4/01/28(d)	80,000	81,360
5.63%, 9/30/31(d)	13,000	13,245
6.25%, 3/15/32(d)	91,000	93,915
6.00%, 2/01/33(d)	72,000	73,923
5.38%, 1/15/36	40,000	40,271
Sabre GLBL, Inc.,
8.63%, 6/01/27(d)	257,000	258,392
10.75%, 11/15/29(d)	67,000	63,650
Travel + Leisure Co.,
6.00%, 4/01/27	5,000	5,070
4.50%, 12/01/29(d)	90,000	87,621
4.63%, 3/01/30(d)	155,000	150,276
6.13%, 9/01/33(d)	170,000	171,854
Yum! Brands, Inc.,
3.63%, 3/15/31	300,000	281,658
4.63%, 1/31/32	95,000	92,769
		4,295,575
Machinery – 0.4%
Entegris, Inc.,
4.38%, 4/15/28(d)	65,000	63,914
3.63%, 5/01/29(d)	25,000	23,769

Esab Corp., 6.25%, 4/15/29(d)	224,000	229,234
GrafTech Finance, Inc., 4.63%, 12/23/29(d)	130,000	95,875
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Machinery (Continued)

GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(d)	$10,000	$8,825
Ingersoll Rand, Inc.,
5.40%, 8/14/28	45,000	46,474
5.70%, 8/14/33	56,000	59,578
John Deere Capital Corp.,
4.55%, 6/05/30	54,000	54,831
4.90%, 3/07/31	73,000	75,277
4.40%, 9/08/31	56,000	56,465
5.10%, 4/11/34	61,000	63,177
		777,419
Medical Equipment & Devices – 0.3%
Avantor Funding, Inc., 3.88%, 11/01/29(d)	175,000	166,209
GE HealthCare Technologies, Inc., 4.80%, 1/15/31	107,000	108,965
Hologic, Inc., 3.25%, 2/15/29(d)	195,000	192,484
Solventum Corp.,
5.40%, 3/01/29	30,000	31,027
5.90%, 4/30/54	57,000	57,965
Zimmer Biomet Holdings, Inc.,
5.35%, 12/01/28	49,000	50,650
5.05%, 2/19/30	41,000	42,187
		649,487
Oil & Gas Supply Chain – 4.7%
BP Capital Markets America, Inc., 3.00%, 2/24/50	34,000	22,652
BP Capital Markets PLC, (5Y US Treasury CMT + 1.92%), 6.13%, 3/18/35(h)(i)	47,000	49,053
Cameron LNG LLC, 2.90%, 7/15/31(d)	57,000	52,227
Cheniere Energy Partners L.P.,
4.50%, 10/01/29	59,000	59,020
5.55%, 10/30/35(d)	37,000	37,864
Chevron USA, Inc.,
4.50%, 10/15/32	68,000	68,687
4.85%, 10/15/35	84,000	85,027
Chord Energy Corp.,
6.00%, 10/01/30(d)	122,000	122,290
6.75%, 3/15/33(d)	660,000	673,979
Civitas Resources, Inc.,
8.38%, 7/01/28(d)	145,000	149,819
8.63%, 11/01/30(d)	346,000	357,710
8.75%, 7/01/31(d)	450,000	462,624
	Par(c)	Value
Oil & Gas Supply Chain (Continued)

CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(d)	$250,000	$247,344
Crescent Energy Finance LLC,
7.63%, 4/01/32(d)	190,000	184,213
7.38%, 1/15/33(d)	45,000	42,502

Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	111,000	106,235
Energy Transfer L.P.,
5.70%, 4/01/35	40,000	41,222
5.95%, 10/01/43	48,000	47,211
6.00%, 6/15/48	71,000	69,294
(5Y US Treasury CMT + 4.02%), 8.00%, 5/15/54(i)	300,000	320,255
6.05%, 9/01/54	81,000	79,009
Enterprise Products Operating LLC,
4.30%, 6/20/28	40,000	40,288
4.60%, 1/15/31	62,000	62,766
4.85%, 1/31/34	22,000	22,306
4.95%, 2/15/35	41,000	41,433
5.20%, 1/15/36	53,000	53,973
5.55%, 2/16/55	32,000	31,617
3.95%, 1/31/60	67,000	50,199

EOG Resources, Inc., 5.35%, 1/15/36	276,000	284,140
Exxon Mobil Corp., 4.23%, 3/19/40	87,000	80,182
Kinder Morgan, Inc., 5.30%, 12/01/34	100,000	102,025
Marathon Petroleum Corp.,
5.70%, 3/01/35	74,000	76,565
5.00%, 9/15/54	35,000	29,775
Matador Resources Co.,
6.50%, 4/15/32(d)	110,000	111,014
6.25%, 4/15/33(d)	300,000	299,556
MPLX L.P.,
2.65%, 8/15/30	56,000	51,578
4.80%, 2/15/31	65,000	65,549
5.50%, 6/01/34	31,000	31,594
5.40%, 9/15/35	64,000	64,264

Murphy Oil USA, Inc., 3.75%, 2/15/31(d)	182,000	169,370
Northern Oil & Gas, Inc., 8.75%, 6/15/31(d)	445,000	453,539
ONEOK, Inc.,
5.70%, 11/01/54	107,000	100,117
6.25%, 10/15/55	116,000	116,144
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Oil & Gas Supply Chain (Continued)

Plains All American Pipeline L.P./PAA Finance Corp., 5.60%, 1/15/36	$75,000	$75,774
SM Energy Co., 6.75%, 8/01/29(d)	260,000	259,457
Targa Resources Corp.,
4.90%, 9/15/30	42,000	42,587
5.50%, 2/15/35	32,000	32,580
6.25%, 7/01/52	106,000	108,224
6.13%, 5/15/55	39,000	39,187

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	33,000	33,076
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	54,000	51,519
Valero Energy Corp., 5.15%, 2/15/30	99,000	101,820
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31(d)	65,000	60,095
3.88%, 11/01/33(d)	45,000	39,717

Venture Global LNG, Inc., (5Y US Treasury CMT + 5.44%), 9.00%, 9/30/29(d)(h)(i)	593,000	554,257
Venture Global Plaquemines LNG LLC,
7.50%, 5/01/33(d)	515,000	566,345
6.50%, 1/15/34(d)	390,000	408,507
7.75%, 5/01/35(d)	135,000	152,336
6.75%, 1/15/36(d)	315,000	333,620
Viper Energy Partners LLC,
4.90%, 8/01/30	92,000	92,643
5.70%, 8/01/35	35,000	35,687
Williams (The) Cos., Inc.,
4.63%, 6/30/30	64,000	64,476
5.30%, 9/30/35	64,000	64,947
5.10%, 9/15/45	45,000	41,706
		8,774,791
Oil, Gas Services & Equipment – 0.6%
Oceaneering International, Inc., 6.00%, 2/01/28	235,000	237,014
WBI Operating LLC, 6.25%, 10/15/30(d)	494,000	493,531
Weatherford International Ltd., 6.75%, 10/15/33(d)	426,000	435,355
		1,165,900
	Par(c)	Value
Publishing & Broadcasting – 0.1%
iHeartCommunications, Inc.,
7.75%, 8/15/30(d)	$155,750	$130,162
7.00%, 1/15/31(d)	48,000	38,103

Lamar Media Corp., 5.38%, 11/01/33(d)	78,000	77,221
		245,486
Real Estate Investment Trusts – 1.2%
American Homes 4 Rent L.P.,
4.25%, 2/15/28	40,000	40,068
4.95%, 6/15/30	53,000	54,001
3.63%, 4/15/32	15,000	14,086
5.50%, 2/01/34	127,000	131,136
5.50%, 7/15/34	20,000	20,639

Broadstone Net Lease LLC, 5.00%, 11/01/32	99,000	98,695
First Industrial L.P., 5.25%, 1/15/31	147,000	150,427
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 11/01/37	178,000	176,693
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	161,000	152,281
2.00%, 8/15/31	69,000	59,744
Iron Mountain, Inc.,
4.88%, 9/15/29(d)	190,000	187,511
5.25%, 7/15/30(d)	90,000	89,581
4.50%, 2/15/31(d)	366,000	351,048
Kilroy Realty L.P.,
5.88%, 10/15/35	55,000	55,531
6.25%, 1/15/36	33,000	34,057

MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 2/15/32(d)	155,000	162,391
National Health Investors, Inc.,
3.00%, 2/01/31	52,000	46,850
5.35%, 2/01/33	120,000	118,661

Phillips Edison Grocery Center Operating Partnership I L.P., 5.25%, 8/15/32	85,000	86,934
Rexford Industrial Realty L.P.,
2.13%, 12/01/30	71,000	63,426
2.15%, 9/01/31	108,000	94,218

Welltower OP LLC, 5.13%, 3/15/43	25,000	23,863
		2,211,841
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Retail - Consumer Staples – 0.2%
Kroger (The) Co.,
5.00%, 9/15/34	$18,000	$18,147
5.50%, 9/15/54	90,000	87,511
5.65%, 9/15/64	57,000	55,547
Walmart, Inc.,
4.90%, 4/28/35	236,000	242,681
2.50%, 9/22/41	30,000	21,737
		425,623
Retail - Discretionary – 1.1%
Builders FirstSource, Inc., 6.75%, 5/15/35(d)	455,000	477,728
Ferguson Enterprises, Inc., 4.35%, 3/15/31	150,000	149,169
Home Depot (The), Inc.,
4.65%, 9/15/35	85,000	84,162
3.30%, 4/15/40	65,000	53,542
3.63%, 4/15/52	21,000	15,708
4.95%, 9/15/52	20,000	18,611
5.30%, 6/25/54	24,000	23,444
Lowe’s Cos., Inc.,
4.25%, 3/15/31	45,000	44,712
2.80%, 9/15/41	30,000	21,716
4.65%, 4/15/42	25,000	22,929
4.25%, 4/01/52	26,000	20,822
4.45%, 4/01/62	86,000	68,715
5.80%, 9/15/62	30,000	29,996

PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(d)	565,000	563,559
SGUS LLC, 11.00%, 12/15/29(d)	419,028	361,416
		1,956,229
Semiconductors – 0.6%
Applied Materials, Inc., 4.60%, 1/15/36	62,000	61,321
Broadcom, Inc.,
5.15%, 11/15/31	46,000	47,822
5.20%, 4/15/32	21,000	21,848
4.80%, 10/15/34	33,000	33,158
4.80%, 2/15/36	92,000	91,309
3.19%, 11/15/36(d)	227,000	193,732
4.93%, 5/15/37(d)	50,000	49,784
4.90%, 2/15/38	35,000	34,576
Intel Corp.,
2.45%, 11/15/29	55,000	51,187
2.00%, 8/12/31	65,000	56,844
2.80%, 8/12/41	100,000	70,384
Marvell Technology, Inc.,
4.88%, 6/22/28	79,000	80,173
4.75%, 7/15/30	26,000	26,316
2.95%, 4/15/31	37,000	34,233
	Par(c)	Value
Semiconductors (Continued)
Micron Technology, Inc.,
5.80%, 1/15/35	$98,000	$103,476
6.05%, 11/01/35	60,000	64,283
QUALCOMM, Inc.,
4.75%, 5/20/32	94,000	95,962
6.00%, 5/20/53	58,000	62,140
		1,178,548
Software – 0.6%
GoTo Group, Inc., 5.50%, 5/01/28(d)	113,361	94,656
Oracle Corp.,
2.30%, 3/25/28	59,000	56,426
2.88%, 3/25/31	96,000	87,508
5.50%, 8/03/35	30,000	30,342
5.88%, 9/26/45	80,000	77,028
4.00%, 11/15/47	29,000	21,656
5.38%, 9/27/54	69,000	60,657
6.00%, 8/03/55	160,000	153,043
5.95%, 9/26/55	281,000	266,414
5.50%, 9/27/64	147,000	128,173
6.13%, 8/03/65	31,000	29,623
6.10%, 9/26/65	70,000	66,753

Workday, Inc., 3.80%, 4/01/32	121,000	115,631
		1,187,910
Specialty Finance – 1.9%
Aviation Capital Group LLC, 4.80%, 10/24/30(d)	65,000	64,936
Azorra Finance Ltd.,
7.75%, 4/15/30(d)	215,000	226,668
7.25%, 1/15/31(d)	414,000	433,029
Block, Inc.,
3.50%, 6/01/31	140,000	130,352
6.50%, 5/15/32	480,000	498,026

Equifax, Inc., 5.10%, 6/01/28	114,000	116,314
Fair Isaac Corp., 6.00%, 5/15/33(d)	541,000	550,682
Freedom Mortgage Holdings LLC,
9.25%, 2/01/29(d)	250,000	262,500
9.13%, 5/15/31(d)	205,000	217,920
8.38%, 4/01/32(d)	80,000	83,409
7.88%, 4/01/33(d)	70,000	71,904
MSCI, Inc.,
3.63%, 9/01/30(d)	62,000	58,982
3.63%, 11/01/31(d)	66,000	61,971
5.25%, 9/01/35	89,000	89,322
5.15%, 3/15/36	55,000	54,400
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Specialty Finance (Continued)

Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.25%, 2/01/30(d)	$78,000	$80,465
Synchrony Financial, 7.25%, 2/02/33	401,000	425,074
Verisk Analytics, Inc.,
4.50%, 8/15/30	25,000	25,113
5.13%, 2/15/36	25,000	25,150
		3,476,217
Steel – 0.4%
Commercial Metals Co.,
4.13%, 1/15/30	295,000	284,255
3.88%, 2/15/31	95,000	88,695
4.38%, 3/15/32	235,000	222,111

Nucor Corp., 5.10%, 6/01/35	88,000	89,820
		684,881
Technology Hardware – 1.1%
Cisco Systems, Inc.,
4.95%, 2/26/31	74,000	76,501
5.50%, 2/24/55	47,000	47,446
5.35%, 2/26/64	37,000	35,943

CommScope LLC, 9.50%, 12/15/31(d)	65,000	66,210
Dell International LLC/EMC Corp.,
5.30%, 4/01/32	93,000	96,055
4.75%, 10/06/32	75,000	74,786

Hewlett Packard Enterprise Co., 4.40%, 10/15/30	55,000	54,567
Imola Merger Corp., 4.75%, 5/15/29(d)	357,000	351,897
Motorola Solutions, Inc.,
4.85%, 8/15/30	54,000	55,029
5.55%, 8/15/35	47,000	48,939
Seagate Data Storage Technology Pte. Ltd.,
4.09%, 6/01/29(d)	90,000	87,555
8.25%, 12/15/29(d)	95,000	100,933
5.88%, 7/15/30(d)	235,000	240,769
4.13%, 1/15/31(d)	116,000	109,252
9.63%, 12/01/32(d)	3,825	4,360
5.75%, 12/01/34(d)	45,000	45,997

Zebra Technologies Corp., 6.50%, 6/01/32(d)	597,000	618,702
		2,114,941
Telecommunications – 2.1%
AT&T, Inc.,
4.55%, 11/01/32	70,000	69,501
4.90%, 11/01/35	140,000	138,004
	Par(c)	Value
Telecommunications (Continued)
AT&T, Inc.,
3.50%, 6/01/41	$119,000	$94,154
5.55%, 11/01/45	70,000	68,663
5.70%, 11/01/54	40,000	39,178
3.55%, 9/15/55	297,000	203,662
3.80%, 12/01/57	64,000	45,184
3.65%, 9/15/59	46,000	31,169

C&W Senior Finance Ltd., 9.00%, 1/15/33(d)	200,000	203,837
EchoStar Corp.,
10.75%, 11/30/29	1,153,598	1,269,967
6.75%, 11/30/30(g)	75,630	78,043

Level 3 Financing, Inc., 4.25%, 7/01/28(d)	300,000	283,500
Sable International Finance Ltd., 7.13%, 10/15/32(d)	200,000	200,078
Sprint Capital Corp.,
6.88%, 11/15/28	60,000	64,462
8.75%, 3/15/32	138,000	167,884
T-Mobile USA, Inc.,
3.38%, 4/15/29	60,000	58,321
3.50%, 4/15/31	116,000	110,300
5.13%, 5/15/32	50,000	51,400
6.70%, 12/15/33	84,000	93,963
4.95%, 11/15/35	50,000	49,652
5.75%, 1/15/54	21,000	20,904
5.25%, 6/15/55	24,000	22,254
Verizon Communications, Inc.,
1.75%, 1/20/31	20,000	17,484
2.55%, 3/21/31	19,000	17,255
2.36%, 3/15/32	116,000	101,431
6.55%, 9/15/43	65,000	71,900
3.88%, 3/01/52	88,000	66,435

WULF Compute LLC, 7.75%, 10/15/30(d)	326,000	338,673
		3,977,258
Tobacco & Cannabis – 0.3%
Philip Morris International, Inc.,
4.38%, 4/30/30	68,000	68,260
4.75%, 11/01/31	59,000	60,030
5.25%, 2/13/34	228,000	235,004
4.88%, 4/30/35	88,000	88,045
4.63%, 10/29/35	65,000	63,390
		514,729
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Transportation & Logistics – 0.6%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	$120,981	$118,962
Series 2016-1, Class AA, 3.58%, 1/15/28	1,716	1,685
Series 2016-2, Class AA, 3.20%, 6/15/28	33,385	32,368
Series 2017-2, Class AA, 3.35%, 10/15/29	40,398	38,846
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	68,000	61,288
4.55%, 9/01/44	25,000	22,536
3.90%, 8/01/46	51,000	41,442
5.20%, 4/15/54	55,000	52,643
5.50%, 3/15/55	25,000	25,035
CSX Corp.,
5.05%, 6/15/35	55,000	55,940
4.25%, 11/01/66	28,000	22,031
4.65%, 3/01/68	82,000	69,114

Delta Air Lines, Inc., 5.25%, 7/10/30	77,000	78,695
Federal Express Corp. Pass Through Trusts, Series 2020-1, Class AA, 1.88%, 2/20/34	30,771	26,949
FedEx Corp., 4.55%, 4/01/46	75,000	62,984
Norfolk Southern Corp., 3.95%, 10/01/42	51,000	43,128
Ryder System, Inc.,
5.38%, 3/15/29	9,000	9,312
5.50%, 6/01/29	52,000	54,209
4.95%, 9/01/29	45,000	46,022
Union Pacific Corp.,
5.10%, 2/20/35	62,000	63,793
3.55%, 8/15/39	22,000	18,796
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	25,844	26,440
Series 2016-2, Class AA, 2.88%, 10/07/28	1,807	1,721
Series 2018-1, Class AA, 3.50%, 3/01/30	28,626	27,509
United Parcel Service, Inc.,
5.95%, 5/14/55	16,000	16,765
6.05%, 5/14/65	25,000	26,235
		1,044,448
Wholesale - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp.,
4.20%, 9/17/29	16,000	15,983
4.65%, 9/17/34	16,000	15,739
		Par(c)	Value
Wholesale - Consumer Staples (Continued)
Bunge Ltd. Finance Corp.,
5.15%, 8/04/35		$70,000	$70,922

Performance Food Group, Inc., 4.25%, 8/01/29(d)		439,000	428,133
			530,777
Total Corporate Bonds (Cost $81,262,480)			81,820,427

Foreign Government Inflation-Linked Bonds – 0.8%
Sovereign Government – 0.8%
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 5/15/35	BRL	1,974,000	1,507,524
Total Foreign Government Inflation-Linked Bonds (Cost $1,503,870)			1,507,524

Foreign Issuer Bonds – 41.8%
Angola – 0.5%
Angolan Government International Bond,
8.25%, 5/09/28		200,000	197,118
8.00%, 11/26/29		200,000	191,201
8.75%, 4/14/32		265,000	248,430
9.38%, 5/08/48		200,000	171,615
9.13%, 11/26/49		200,000	167,857
			976,221
Argentina – 0.7%
Argentine Republic Government International Bond,
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(l)		273,035	223,206
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(l)		408,356	286,053
5.00%, 1/09/38		176,242	129,274
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(l)		705,944	458,511
(Step to 4.38% on 7/09/27), 4.13%, 7/09/46(l)		100,367	68,852

Provincia de Buenos Aires, 6.63%, 9/01/37		138,103	101,160
			1,267,056
Australia – 0.5%
BHP Billiton Finance USA Ltd.,
5.00%, 2/21/30		81,000	83,540
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Australia (Continued)
BHP Billiton Finance USA Ltd.,
5.30%, 2/21/35		$80,000	$82,941
5.75%, 9/05/55		74,000	77,234

Fortescue Treasury Pty. Ltd., 4.38%, 4/01/31(d)		33,000	31,940
Mineral Resources Ltd., 9.25%, 10/01/28(d)		455,000	477,070
Rio Tinto Finance USA PLC, 5.75%, 3/14/55		75,000	77,556
Woodside Finance Ltd.,
5.40%, 5/19/30		83,000	85,287
6.00%, 5/19/35		84,000	87,823
			1,003,391
Bahrain – 0.1%
Bahrain Government International Bond, 6.75%, 9/20/29		200,000	209,139
Belgium – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/01/36		156,000	154,456
4.90%, 2/01/46		165,000	155,221
Anheuser-Busch InBev Worldwide, Inc.,
4.38%, 4/15/38		13,000	12,402
4.95%, 1/15/42		60,000	58,052

KBC Group N.V., (1Y US Treasury CMT + 0.85%), 4.45%, 9/23/31(d)(i)		200,000	198,998
			579,129
Brazil – 3.2%
Aegea Finance S.a.r.l.,
9.00%, 1/20/31(d)		200,000	211,309
7.63%, 1/20/36(d)		200,000	194,991
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/29	BRL	9,061,000	1,557,884
10.00%, 1/01/31	BRL	7,381,000	1,206,724
Brazilian Government International Bond,
6.13%, 1/22/32		200,000	207,900
6.00%, 10/20/33		200,000	204,500
6.13%, 3/15/34		200,000	203,700
6.63%, 3/15/35		400,000	416,520
5.00%, 1/27/45		200,000	163,500
CSN Resources S.A.,
8.88%, 12/05/30		200,000	189,500
4.63%, 6/10/31(d)		200,000	156,124
	Par(c)	Value
Brazil (Continued)

Embraer Netherlands Finance B.V., 5.40%, 1/09/38	$155,000	$155,000
Nexa Resources S.A., 6.60%, 4/08/37(d)	200,000	207,861
Samarco Mineracao S.A., 9.50%, 6/30/31(d)(g)	255,205	255,202
Yinson Bergenia Production B.V., 8.50%, 1/31/45(d)	200,000	210,012
Yinson Boronia Production B.V., 8.95%, 7/31/42(d)	304,138	331,818
		5,872,545
Canada – 1.5%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(d)	435,000	427,147
4.38%, 1/15/28(d)	98,000	96,745
3.50%, 2/15/29(d)	40,000	38,542
6.13%, 6/15/29(d)	110,000	113,035
5.63%, 9/15/29(d)	10,000	10,178
4.00%, 10/15/30(d)	500,000	472,694

Bank of Montreal, (SOFR Index + 1.08%), 4.35%, 9/22/31(i)	85,000	84,701
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/01/33(d)	324,000	321,003
Nutrien Ltd.,
4.90%, 3/27/28	19,000	19,326
2.95%, 5/13/30	158,000	148,870

Open Text Corp., 3.88%, 12/01/29(d)	19,000	17,981
Open Text Holdings, Inc.,
4.13%, 2/15/30(d)	365,000	348,410
4.13%, 12/01/31(d)	45,000	41,895
Royal Bank of Canada,
(SOFR Index + 1.08%), 4.65%, 10/18/30(i)	87,000	88,062
(SOFR + 1.06%), 4.70%, 8/06/31(i)	78,000	78,985
(5Y US Treasury CMT + 2.46%), 6.50%, 11/24/85(i)	200,000	199,651

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(d)	166,000	167,950
Toronto-Dominion Bank (The), 4.93%, 10/15/35	81,000	81,172
		2,756,347
Chile – 1.0%
Antofagasta PLC, 6.25%, 5/02/34(d)	200,000	215,359
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Chile (Continued)
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/01/28(d)	CLP	225,000,000	$239,290
6.00%, 4/01/33(d)	CLP	140,000,000	153,273
5.00%, 3/01/35	CLP	355,000,000	363,753

Chile Government International Bond, 3.50%, 4/15/53		$200,000	145,450
Corp Nacional del Cobre de Chile,
5.95%, 1/08/34		300,000	315,480
6.30%, 9/08/53		200,000	207,956

Latam Airlines Group S.A., 7.63%, 1/07/31(d)		200,000	205,680
			1,846,241
China – 0.9%
Agile Group Holdings Ltd., 6.05%, 10/13/25(f)		205,000	10,666
China Evergrande Group, 8.75%, 6/28/25(f)		200,000	2,250
China Government Bond,
2.11%, 8/25/34	CNY	1,290,000	186,449
2.57%, 5/20/54	CNY	9,230,000	1,411,971

Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23(f)		200,000	2,500
Kaisa Group Holdings Ltd.,
0.00%, 12/31/26(d)(e)		6,682	104
7.72%, 12/28/27(d)(g)		6,682	167
0.00%, 12/31/27(d)(e)		8,353	88
6.25%, 12/28/28(d)(g)		10,024	200
0.00%, 12/31/28(d)(e)		13,365	83
6.50%, 12/28/29(d)(g)		16,707	318
0.00%, 12/31/29(d)(e)		13,365	84
6.75%, 12/28/30(d)(g)		20,048	324
0.00%, 12/31/30(d)(e)		16,707	63
7.00%, 12/28/31(d)(g)		30,073	475
0.00%, 12/31/31(d)(e)		16,707	72
7.25%, 12/28/32(d)(g)		28,177	496
0.00%, 12/31/32(d)(e)		31,520	132
Sunac China Holdings Ltd.,
6.00%, 9/30/25(d)(m)		18,607	2,803
6.50%, 9/30/27(d)(m)		37,398	5,610
6.75%, 9/30/28(d)(m)		56,232	8,435
7.00%, 9/30/29(d)(m)		56,369	8,455
7.25%, 9/30/30(d)(m)		26,548	3,978
Yuzhou Group Holdings Co. Ltd.,
7.00%, 6/30/27(g)		15,767	1,666
4.00%, 6/30/28(g)		13,367	284
4.50%, 6/30/29(g)		23,278	524
5.00%, 6/30/30(g)		31,071	583
		Par(c)	Value
China (Continued)
Yuzhou Group Holdings Co. Ltd.,
5.50%, 6/30/31(g)		$43,588	$437
1.00%, 6/30/34(g)		11,628	15
			1,649,232
Colombia – 2.2%
Banco Davivienda S.A., (5Y US Treasury CMT + 4.59%), 8.13%, 7/02/35(d)(i)		200,000	206,292
Colombia Government International Bond,
7.38%, 4/25/30		200,000	214,070
7.75%, 11/07/36		650,000	692,419
8.75%, 11/14/53		200,000	229,190
Colombian TES,
7.00%, 6/30/32	COP	1,173,900,000	242,108
13.25%, 2/09/33	COP	1,485,600,000	414,028
7.25%, 10/18/34	COP	208,400,000	41,718
6.25%, 7/09/36	COP	675,200,000	118,929
9.25%, 5/28/42	COP	1,969,800,000	413,614
Ecopetrol S.A.,
7.75%, 2/01/32		105,000	108,498
8.38%, 1/19/36		401,000	415,559
5.88%, 5/28/45		195,000	149,601

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/30		200,000	186,140
EnfraGen Energia Sur S.A.U./EnfraGen Chile S.p.A./EnfraGen Spain S.A.U., 8.50%, 6/30/32(d)		200,000	209,248
Geopark Ltd., 8.75%, 1/31/30(d)		200,000	188,800
Termocandelaria Power S.A., 7.75%, 9/17/31(d)		200,000	207,606
			4,037,820
Costa Rica – 0.2%
Costa Rica Government International Bond,
6.55%, 4/03/34(d)		200,000	216,082
7.30%, 11/13/54(d)		200,000	223,500
			439,582
Czech Republic – 0.9%
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	5,050,000	230,703
0.95%, 5/15/30	CZK	10,910,000	454,097
5.00%, 9/30/30	CZK	9,510,000	469,795
1.20%, 3/13/31	CZK	6,210,000	254,263
1.75%, 6/23/32	CZK	5,220,000	212,739
			1,621,597
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Dominican Republic – 0.4%
Dominican Republic International Bond,
4.50%, 1/30/30(d)	$280,000	$273,280
6.95%, 3/15/37(d)	200,000	213,330
6.85%, 1/27/45	200,000	208,960
		695,570
Ecuador – 0.3%
Ecuador Government International Bond,
6.90%, 7/31/30	133,030	121,191
0.00%, 7/31/30(e)	105,700	82,446
6.90%, 7/31/35(d)	259,752	198,710
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(l)	114,300	77,724
		480,071
Egypt – 0.2%
Egypt Government International Bond, 8.50%, 1/31/47	300,000	276,818
El Salvador – 0.1%
El Salvador Government International Bond,
8.25%, 4/10/32	34,000	36,432
7.63%, 2/01/41	150,000	148,125
		184,557
France – 0.0%(a)
TotalEnergies Capital S.A., 5.64%, 4/05/64	50,000	49,712
Gabon – 0.3%
Gabon Government International Bond, 6.63%, 2/06/31	575,000	448,972
Germany – 0.5%
Deutsche Bank A.G., (SOFR + 1.72%), 5.30%, 5/09/31(i)	150,000	153,451
Deutsche Telekom International Finance B.V., 4.38%, 6/21/28(d)	150,000	150,761
EMD Finance LLC, 5.00%, 10/15/35(d)	150,000	150,452
ZF North America Capital, Inc.,
6.88%, 4/14/28(d)	300,000	301,845
6.88%, 4/23/32(d)	225,000	205,366
		961,875
		Par(c)	Value
Ghana – 0.2%
Ghana Government International Bond,
(Step to 6.00% on 7/03/28), 5.00%, 7/03/29(l)		$80,550	$78,636
0.00%, 1/03/30(e)		40,999	35,601
(Step to 6.00% on 7/03/28), 5.00%, 7/03/35(l)		237,320	205,128
			319,365
Guatemala – 0.3%
Energuate Trust 2.0, 6.35%, 9/15/35(d)		200,000	200,699
Guatemala Government Bond, 6.55%, 2/06/37(d)		200,000	214,800
Threelands Energy Ltd. S.a.r.l., 7.45%, 10/20/35(d)		200,000	200,147
			615,646
Honduras – 0.1%
Honduras Government International Bond, 8.63%, 11/27/34(d)		150,000	160,725
Hungary – 0.8%
Hungary Government Bond,
2.75%, 12/22/26	HUF	77,250,000	221,625
3.25%, 10/22/31	HUF	59,400,000	150,067
2.25%, 4/20/33	HUF	116,230,000	259,122
7.00%, 10/24/35	HUF	126,650,000	381,065

Hungary Government International Bond, 6.75%, 9/23/55		400,000	435,082
			1,446,961
India – 2.0%
India Government Bond,
7.17%, 4/17/30	INR	3,000,000	35,029
7.18%, 8/14/33	INR	120,260,000	1,404,227
7.10%, 4/08/34	INR	52,970,000	615,181
6.79%, 10/07/34	INR	89,040,000	1,015,937
7.09%, 8/05/54	INR	40,880,000	452,719

Vedanta Resources Finance II PLC, 9.13%, 10/15/32(d)		200,000	198,216
			3,721,309
Indonesia – 1.4%
Freeport Indonesia PT, 5.32%, 4/14/32(d)		200,000	204,138
Indika Energy Tbk PT, 8.75%, 5/07/29		250,000	250,467
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Indonesia (Continued)
Indonesia Government International Bond, 5.65%, 1/11/53		$250,000	$257,840
Indonesia Treasury Bond,
6.75%, 7/15/35	IDR	4,330,000,000	273,462
7.13%, 8/15/40	IDR	4,853,000,000	312,918
7.13%, 8/15/45	IDR	1,781,000,000	114,612
6.88%, 7/15/54	IDR	16,170,000,000	991,786

Perusahaan Penerbit SBSN Indonesia III, 5.60%, 11/15/33(d)		200,000	212,731
			2,617,954
Ireland – 0.2%
GGAM Finance Ltd.,
6.88%, 4/15/29(d)		25,000	25,936
5.88%, 3/15/30(d)		240,000	242,700
			268,636
Israel – 0.6%
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		61,000	63,916
Teva Pharmaceutical Finance Netherlands III B.V.,
7.88%, 9/15/29		200,000	218,679
4.10%, 10/01/46		917,000	688,604

Teva Pharmaceutical Finance Netherlands IV B.V., 5.75%, 12/01/30		200,000	206,800
			1,177,999
Italy – 0.1%
Fibercop S.p.A.,
6.38%, 11/15/33(d)		59,000	58,219
6.00%, 9/30/34(d)		9,000	8,476
7.20%, 7/18/36(d)		59,000	59,619
			126,314
Ivory Coast – 0.4%
Ivory Coast Government International Bond,
5.75%, 12/31/32		134,084	134,130
6.13%, 6/15/33		244,000	237,019
8.08%, 4/01/36(d)		302,000	317,988
			689,137
		Par(c)	Value
Jamaica – 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 8/01/32(d)		$200,000	$199,099
Montego Bay Airport Revenue Finance Ltd., 6.60%, 6/15/35(d)		200,000	198,158
			397,257
Japan – 0.6%
Honda Motor Co. Ltd.,
4.69%, 7/08/30		99,000	99,986
5.34%, 7/08/35		110,000	112,754

Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 1.27%), 5.62%, 4/24/36(i)		200,000	210,417
NTT Finance Corp., 5.17%, 7/16/32(d)		200,000	205,508
SoftBank Corp., 5.33%, 7/09/35(d)		263,000	265,672
Takeda Pharmaceutical Co. Ltd., 5.30%, 7/05/34		200,000	206,145
Toyota Motor Corp., 5.05%, 6/30/35		53,000	54,549
			1,155,031
Kazakhstan – 0.1%
ForteBank JSC, 7.75%, 2/04/30(d)		200,000	203,495
Kuwait – 0.1%
Kuwait International Government Bond, 4.65%, 10/09/35(d)		200,000	200,875
Lebanon – 0.1%
Lebanon Government International Bond,
6.10%, 10/04/22(f)		200,000	45,600
6.00%, 1/27/23(f)		245,000	55,774
6.65%, 4/22/24(f)		178,000	40,584
6.20%, 2/26/25(f)		139,000	31,903
			173,861
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(d)		240,000	178,875
Malaysia – 1.7%
Malaysia Government Bond,
3.73%, 6/15/28	MYR	1,610,000	390,216
3.89%, 8/15/29	MYR	2,583,000	631,511
4.76%, 4/07/37	MYR	2,369,000	622,969
4.89%, 6/08/38	MYR	2,185,000	581,242
4.05%, 4/18/39	MYR	1,259,000	310,510
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Malaysia (Continued)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	778,000	$185,952
4.18%, 5/16/44	MYR	319,000	78,806

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	414,804
			3,216,010
Mexico – 2.4%
Cemex S.A.B. de C.V., (5Y US Treasury CMT + 3.52%), 7.20%, 6/10/30(d)(h)(i)		$200,000	207,790
Mexican Bonos,
7.75%, 5/29/31	MXN	4,748,600	249,430
7.50%, 5/26/33	MXN	13,813,800	702,413
7.75%, 11/23/34	MXN	11,849,900	601,691
10.00%, 11/20/36	MXN	5,754,400	335,245
8.50%, 11/18/38	MXN	10,499,200	539,834
7.75%, 11/13/42	MXN	5,936,800	275,873
Mexico Government International Bond,
6.35%, 2/09/35		400,000	422,840
6.88%, 5/13/37		200,000	216,650
6.34%, 5/04/53		330,000	327,443
Petroleos Mexicanos,
5.95%, 1/28/31		143,000	139,874
6.70%, 2/16/32		80,000	79,931
6.63%, 6/15/35		114,000	109,397
6.38%, 1/23/45		34,000	27,616
6.75%, 9/21/47		126,000	104,347
7.69%, 1/23/50		57,000	51,688
			4,392,062
Mongolia – 0.1%
Mongolian Mining Corp., 8.44%, 4/03/30		200,000	204,456
Morocco – 0.2%
OCP S.A., 7.50%, 5/02/54(d)		400,000	447,214
Mozambique – 0.1%
Mozambique International Bond, 9.00%, 9/15/31		200,000	173,792
Oman – 0.3%
Oman Government International Bond,
6.25%, 1/25/31(d)		300,000	324,457
6.50%, 3/08/47		200,000	219,561
			544,018
		Par(c)	Value
Panama – 0.3%
Panama Government International Bond,
3.16%, 1/23/30		$200,000	$187,230
7.88%, 3/01/57		325,000	381,111
			568,341
Peru – 0.4%
Banco de Credito del Peru S.A., (5Y US Treasury CMT + 2.24%), 5.80%, 3/10/35(d)(i)		200,000	201,460
Peruvian Government International Bond,
5.38%, 2/08/35		210,000	215,567
6.55%, 3/14/37		79,000	88,373
6.20%, 6/30/55		90,000	94,568

Volcan Cia Minera S.A.A., 8.50%, 10/28/32(d)		200,000	202,810
			802,778
Philippines – 0.6%
Philippine Government Bond, 6.00%, 8/20/30	PHP	44,620,000	770,148
Philippine Government International Bond, 5.50%, 1/17/48		400,000	410,510
			1,180,658
Poland – 1.9%
Bank Gospodarstwa Krajowego, 5.75%, 7/09/34(d)		200,000	213,223
Republic of Poland Government Bond,
1.25%, 10/25/30	PLN	2,014,000	463,228
1.75%, 4/25/32	PLN	3,728,000	834,263
5.00%, 10/25/34	PLN	3,869,000	1,031,995
Republic of Poland Government International Bond,
4.63%, 3/18/29		357,000	364,166
4.88%, 2/12/30		174,000	179,346
5.50%, 3/18/54		403,000	397,250
			3,483,471
Romania – 1.6%
Romania Government Bond,
5.80%, 7/26/27	RON	620,000	138,838
5.00%, 2/12/29	RON	470,000	100,736
7.35%, 4/28/31	RON	1,605,000	370,281
6.70%, 2/25/32	RON	955,000	213,794
7.20%, 10/30/33	RON	545,000	125,802
4.75%, 10/11/34	RON	780,000	152,106
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Romania (Continued)
Romanian Government International Bond,
6.63%, 2/17/28(d)		$110,000	$114,579
5.88%, 1/30/29(d)		268,000	275,796
5.75%, 9/16/30(d)		260,000	265,924
7.13%, 1/17/33(d)		308,000	332,220
6.38%, 1/30/34(d)		288,000	295,883
5.75%, 3/24/35		68,000	66,511
7.50%, 2/10/37		96,000	105,206
4.00%, 2/14/51		104,000	71,730
7.63%, 1/17/53(d)		320,000	355,245
			2,984,651
Saudi Arabia – 1.3%
Saudi Arabian Oil Co.,
2.25%, 11/24/30		200,000	180,528
5.25%, 7/17/34(d)		200,000	206,867
6.38%, 6/02/55(d)		200,000	215,619
Saudi Government International Bond,
4.75%, 1/16/30(d)		404,000	412,232
5.00%, 1/16/34		630,000	647,893
3.75%, 3/05/37(d)	EUR	200,000	228,669
5.75%, 1/16/54(d)		406,000	415,324
			2,307,132
Senegal – 0.5%
Senegal Government International Bond,
7.75%, 6/10/31		834,000	657,665
6.25%, 5/23/33		400,000	285,965
			943,630
South Africa – 2.3%
Eskom Holdings, 8.45%, 8/10/28		400,000	429,318
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	6,400,000	381,451
7.00%, 2/28/31	ZAR	5,411,193	299,110
8.25%, 3/31/32	ZAR	5,528,933	317,701
8.88%, 2/28/35	ZAR	15,857,811	913,866
8.50%, 1/31/37	ZAR	12,160,510	660,740
9.00%, 1/31/40	ZAR	10,406,227	565,905
8.75%, 1/31/44	ZAR	7,461,447	387,070
Republic of South Africa Government International Bond,
4.85%, 9/30/29		100,000	99,929
5.65%, 9/27/47		250,000	211,228
			4,266,318
		Par(c)	Value
Spain – 0.1%
Banco Santander S.A., 5.44%, 7/15/31		$200,000	$209,981
Sri Lanka – 0.2%
Sri Lanka Government International Bond,
(Step to 3.35% on 7/15/27), 3.10%, 1/15/30(d)(l)		108,618	102,237
(Step to 3.85% on 11/15/27), 3.60%, 5/15/36(d)(l)		245,179	223,686
(Step to 3.85% on 8/15/27), 3.60%, 2/15/38(l)		60,000	55,350
			381,273
Supranational – 0.1%
Banque Ouest Africaine de Developpement, 6.25%, 10/14/40(d)	EUR	165,000	190,142
Sweden – 0.1%
EQT AB, 5.85%, 5/08/35(d)		200,000	205,006
Switzerland – 0.1%
UBS Group A.G., (SOFR + 1.76%), 5.58%, 5/09/36(d)(i)		200,000	208,721
Thailand – 1.2%
Thailand Government Bond,
3.39%, 6/17/37	THB	14,769,000	531,071
3.30%, 6/17/38	THB	4,435,000	158,089
3.45%, 6/17/43	THB	31,204,000	1,134,160
2.98%, 6/17/45	THB	10,800,000	370,145
			2,193,465
Trinidad and Tobago – 0.1%
Port of Spain Waterfront Development, 7.88%, 2/19/40(d)		193,333	195,887
Turkey – 1.8%
Akbank T.A.S., (5Y US Treasury CMT + 5.27%), 9.37%, 3/14/29(d)(h)(i)		200,000	208,162
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(d)		200,000	219,545
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(d)		200,000	219,148
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29		200,000	205,007
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Turkey (Continued)
TC Ziraat Bankasi A.S., (5Y US Treasury CMT + 4.62%), 8.38%, 11/05/30(d)(h)(i)		$225,000	$225,113
Turkiye Government Bond,
37.84%, 7/14/27	TRY	56,144,070	1,351,029
30.00%, 9/12/29	TRY	20,200,000	442,586

Turkiye Government International Bond, 9.38%, 3/14/29		200,000	224,069
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 4/23/30(d)		200,000	179,433
			3,274,092
Ukraine – 0.6%
Ukraine Government International Bond,
(Step to 6.00% on 2/01/27), 4.50%, 2/01/29(l)		63,000	43,319
(Step to 3.00% on 2/01/27), 37.77%, 2/01/30(l)		123,100	64,680
(Step to 3.00% on 2/01/27), 31.29%, 2/01/34(d)(l)		264,749	109,664
(Step to 6.00% on 2/01/27), 4.50%, 2/01/34(d)(l)		330,761	185,309
(Step to 3.00% on 2/01/27), 24.17%, 2/01/35(l)		147,902	75,263
(Step to 3.00% on 2/01/27), 0.00%, 2/01/35(d)(l)		66,550	33,865
(Step to 6.00% on 2/01/27), 4.50%, 2/01/35(d)(l)		412,202	228,649
(Step to 3.00% on 2/01/27), 0.00%, 2/01/36(l)		257,447	130,954
23.54%, 2/01/36(d)		95,796	48,728
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(d)(l)		196,636	107,973
1.14%, 8/01/41		135,000	114,362
			1,142,766
United Arab Emirates – 0.8%
Adnoc Murban Rsc Ltd.,
4.50%, 9/11/34(d)		400,000	398,813
5.13%, 9/11/54(d)		225,000	217,671
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36(d)		200,000	176,715
2.94%, 9/30/40(d)		194,936	166,445
	Par(c)	Value
United Arab Emirates (Continued)
MDGH GMTN RSC Ltd.,
5.50%, 4/28/33	$200,000	$213,833
5.88%, 5/01/34	200,000	220,174
		1,393,651
United Kingdom – 1.1%
Ardonagh Finco Ltd., 7.75%, 2/15/31(d)	740,000	774,004
BAT Capital Corp.,
5.35%, 8/15/32	33,000	34,144
4.63%, 3/22/33	80,000	79,034
7.08%, 8/02/43	41,000	46,220
3.98%, 9/25/50	50,000	37,256
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 1/15/29(d)	400,000	385,000
11.50%, 8/15/29(d)	200,000	205,070

Lloyds Banking Group PLC, (1Y US Treasury CMT + 0.97%), 4.94%, 11/04/36(i)	200,000	197,939
Reynolds American, Inc., 5.85%, 8/15/45	20,000	19,826
Santander UK Group Holdings PLC, (SOFR Index + 1.52%), 5.69%, 4/15/31(i)	200,000	208,352
Smith & Nephew PLC, 2.03%, 10/14/30	75,000	67,175
		2,054,020
Uruguay – 0.2%
Uruguay Government International Bond,
5.44%, 2/14/37	200,000	209,500
4.98%, 4/20/55	246,832	229,554
		439,054
Uzbekistan – 0.2%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31	200,000	185,692
Uzbekneftegaz JSC, 8.75%, 5/07/30(d)	200,000	213,202
		398,894
Venezuela – 0.3%
Petroleos de Venezuela S.A.,
9.00%, 11/17/21(f)	185,101	41,555
6.00%, 5/16/24(f)	340,653	75,284
5.38%, 4/12/27(f)	361,000	79,781
Venezuela Government International Bond,
7.75%, 10/13/19(f)	93,400	21,958
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Venezuela (Continued)
Venezuela Government International Bond,
8.25%, 10/13/24(f)	$259,100	$66,097
9.25%, 9/15/27(f)	293,700	89,608
9.25%, 5/07/28(f)	494,800	139,831
11.95%, 8/05/31(f)	290,700	84,332
		598,446
Zambia – 0.1%
Zambia Government International Bond,
(Step to 7.50% on 6/30/31), 5.75%, 6/30/33(l)	47,373	45,479
0.50%, 12/31/53	77,000	53,753
		99,232
Total Foreign Issuer Bonds (Cost $74,434,472)		77,308,476

Mortgage-Backed Securities – 0.5%
Commercial Mortgage-Backed Securities – 0.5%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.74%, 5/10/47(d)(n)	175,000	156,359
COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(d)	94,569	90,788
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.15%, 8/10/44(d)(n)	35,000	31,637
Series 2013-GC13, Class C, 3.88%, 7/10/46(d)(n)	320,000	295,600
Series 2014-GC22, Class D, 4.57%, 6/10/47(d)(n)	50,000	6,500

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(d)	100,000	94,364
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.08%, 8/15/46(n)	110,000	66,518
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(d)(n)	100,000	59,750
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.11%, 11/15/59(n)	45,000	39,494
	Par(c)	Value
Commercial Mortgage-Backed Securities (Continued)
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.85%, 3/15/44(d)(n)	$56,647	$20,394
Series 2012-C10, Class C, 4.31%, 12/15/45(n)	120,000	105,600
Total Mortgage-Backed Securities (Cost $1,179,601)		967,004

Term Loans – 2.7%(k)
Asset Management – 0.5%
Edelman Financial Engines Center LLC, The 2024-2 Refinancing Term Loan, (1M USD CME Term SOFR + 3.00%), 6.96%, 4/07/28	209,408	210,074
Inception Finco S.a.r.l. Facility B-6, (3M USD CME Term SOFR + 3.75%), 8.05%, 4/18/31	203,984	204,430
Osaic Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.00%), 6.96%, 7/30/32	122,733	122,887
Russell Investments U.S. Institutional Holdco, Inc., 2027 Term Loan,
(1M USD CME Term SOFR + 5.00%, 1.00% Floor), 8.96%, 5/30/27	340,474	329,623
5/30/27(o)	13,869	13,427
		880,441
Automotive – 0.0%(a)
First Brands Group LLC, 2021 Term Loan, 3/30/27(o)	49,000	15,631
First Brands Group LLC, 2022-II Incremental Term Loan, 3/30/27(o)	63,000	20,097
First Brands Group LLC, DIP Term Loan, (3M USD CME Term SOFR + 1.55%, 1.00% Floor), 5.68%, 6/29/26	21,431	22,693
		58,421
Commercial Support Services – 0.3%
First Advantage Holdings LLC, Term B-3 Loan, (1M USD CME Term SOFR + 2.75%), 6.71%, 10/31/31	311,702	302,741
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Commercial Support Services (Continued)
Ryan LLC, Closing Date Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.46%, 11/14/30	$163,360	$162,543
VT Topco, Inc., Second Amendment Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 6.96%, 8/09/30	110,265	108,390
		573,674
Consumer Cyclical – 0.2%
Horizon Midco 2 Ltd., Term B Loan,
(6M USD CME Term SOFR + 4.50%), 8.20%, 10/31/31	260,921	246,571
10/31/31(o)	51,847	48,995
		295,566
Diversified Industrials – 0.1%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan, 12/21/29(o)(p)	70,299	71,378
GrafTech Global Enterprises, Inc., Term Loan, (3M USD CME Term SOFR + 6.00%, 2.00% Floor), 9.86%, 12/21/29	123,022	124,912
		196,290
Health Care Facilities & Services – 0.1%
Hanger, Inc., Delayed Draw Term Loan,
(1M USD CME Term SOFR + 3.50%), 7.46%, 10/23/31	1,970	1,974
10/23/31(p)	11,219	11,242

Hanger, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 7.46%, 10/23/31	103,790	103,997
IVC Acquisition Ltd., Facility B-12, (3M USD CME Term SOFR + 3.75%), 7.75%, 12/12/28	104,530	104,870
		222,083
	Par(c)	Value
Insurance – 0.1%
Asurion LLC, New B-11 Term Loan, (1M USD CME Term SOFR + 4.25%), 8.33%, 8/19/28	$151,527	$151,974
Truist Insurance Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.75%), 8.75%, 5/06/32	135,050	136,704
		288,678
Internet Media & Services – 0.4%
Stubhub Holdco Sub LLC, Extended USD Term B Loan,
(1M USD CME Term SOFR + 4.75%), 8.71%, 3/15/30	221,703	221,426
3/15/30(o)	453,466	452,899
		674,325
IT Services – 0.2%
Fortress Intermediate 3, Inc., Tranche B Term Loan, (1M USD CME Term SOFR + 3.00%), 7.11%, 6/27/31	304,462	304,843
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., Third Amendment Term Loan, (1M USD CME Term SOFR + 4.25%), 8.21%, 1/15/31	314,292	315,942
Retail - Discretionary – 0.1%
Evergreen Acqco 1 L.P., Initial Term Loan, (3M USD CME Term SOFR + 3.00%), 7.03%, 9/17/32	170,000	169,873
Semiconductors – 0.1%
Gryphon Acquire NewCo LLC, Term Loan, (6M USD CME Term SOFR + 3.00%), 6.88%, 9/10/32	129,956	130,525
Software – 0.2%
GoTo Group, Inc., Exchange First Out Term Loan, (3M USD CME Term SOFR + 4.75%), 8.79%, 4/28/28	73,256	63,572
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Software (Continued)
Mermaid Bidco, Inc., Facility B, (3M USD CME Term SOFR + 3.25%), 7.57%, 7/03/31	$179,093	$179,317
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.25%, 10/26/30	105,019	104,972
		347,861
Specialty Finance – 0.1%
Dechra Pharmaceuticals Holdings Ltd., Facility B-1, (6M USD CME Term SOFR + 3.25%), 7.45%, 1/27/32	129,642	130,156
Technology Hardware – 0.1%
Commscope LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.75%, 2.00% Floor), 8.71%, 12/17/29	256,008	258,025
Telecommunications – 0.0%(a)
Crown Subsea Communications Holding, Inc., 2025 Term Loan, (1M USD CME Term SOFR + 3.50%, 0.75% Floor), 7.46%, 1/30/31	104,736	105,259
Total Term Loans (Cost $4,957,035)		4,951,962

U.S. Government Obligations – 1.0%
U.S. Treasury Bonds – 0.3%
4.88%, 8/15/45	186,600	192,198
4.75%, 5/15/55(j)	108,800	110,228
4.75%, 5/15/55	229,000	232,006
		534,432
U.S. Treasury Notes – 0.7%
3.50%, 10/15/28	182,000	181,502
3.63%, 9/30/30	69,100	68,841
3.63%, 10/31/30	477,800	476,046
3.88%, 9/30/32	101,900	101,836
3.75%, 10/31/32	247,700	245,610
4.25%, 8/15/35	213,700	216,371
		1,290,206
Total U.S. Government Obligations (Cost $1,829,774)		1,824,638

	Number of Shares	Value
Warrants – 0.0%(a)
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd., 6/30/27(q)*	4,298	$—
Mcdermott International Ltd. (OTC Exchange), 6/30/27(q)*	3,868	—
Total Warrants (Cost $6,000)		—

		Par(c)/Number of Shares
Short-Term Investments – 6.4%
Convertible Bonds – 0.0%(a)
Spotify USA, Inc., 0.00%, 3/15/26(e)		4,000	5,158

Tyler Technologies, Inc., 0.25%, 3/15/26		9,000	9,364
			14,522
Corporate Bonds – 0.3%
DISH DBS Corp., 7.75%, 7/01/26		425,000	420,649

Travel + Leisure Co., 6.63%, 7/31/26(d)		145,000	146,091
United Airlines Pass Through Trust,
Series 2014-2, Class A, 3.75%, 9/03/26		59,227	58,856
Series 2020-1, Class B, 4.88%, 1/15/26		28,869	28,873
			654,469
Foreign Issuer Bonds – 2.4%
Egypt Treasury Bills,
25.84%, 11/18/25(r)	EGP	12,000,000	251,836
23.43%, 12/02/25(r)	EGP	20,525,000	426,358
23.75%, 12/09/25(r)	EGP	55,925,000	1,155,844
24.12%, 1/13/26(r)	EGP	6,450,000	130,049
22.45%, 4/14/26(r)	EGP	11,000,000	209,002

Ghana Government International Bond, 0.00%, 7/03/26(e)		14,800	14,356

Kaisa Group Holdings Ltd., 0.00%, 12/31/25(d)(e)		5,012	106
Nigeria OMO Bills,
22.03%, 11/04/25(r)	NGN	1,193,000,000	835,867
22.26%, 12/02/25(r)	NGN	137,457,000	94,601
22.26%, 12/09/25(r)	NGN	209,884,000	144,894
22.36%, 3/17/26(r)	NGN	1,850,000,000	1,198,913
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)/Number of Shares	Value
Foreign Issuer Bonds (Continued)

Sunac China Holdings Ltd., 6.25%, 9/30/26(d)(f)	18,653	$2,799

Times China Holdings Ltd., 6.20%, 3/22/26(f)	215,000	7,525

Venezuela Government International Bond, 11.75%, 10/21/26(f)	220,900	65,386

Zhenro Properties Group Ltd., 6.63%, 1/07/26(f)	200,000	322
		4,537,858
Money Market Fund – 2.1%
Northern Institutional Funds - Treasury Portfolio (Premier),3.91%(s)	3,830,219	3,830,219
U.S. Treasury Bills – 1.6%
U.S. Treasury Bill,3.61%, 1/15/26(r)(t)	2,900,000	2,877,846
Total Short-Term Investments (Cost $11,933,957)		11,914,914

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(a)
Put Options - Over the Counter – 0.0%(a)
Japanese Yen vs. U.S. Dollar, Strike Price JPY 147.00, Expires 11/26/25, Counterparty: Bank of America	1	783,000	$419
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,385.00, Expires 11/26/25, Counterparty: Bank of America	1	783,000	723
Total Purchased Options (Premiums Paid $27,262)			1,142

Total Investments – 99.3% (Cost $180,728,228)	183,862,003
Other Assets less Liabilities – 0.7%(u)	1,230,830
NET ASSETS – 100.0%	$185,092,833

Percentages shown are based on Net Assets.

(a)	Amount rounds to less than 0.05%.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Par value is in USD unless otherwise indicated.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total value of $64,630,772 or 34.92% of net assets.

(e)	Zero coupon bond.
(f)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(g)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(h)	Perpetual bond. Maturity date represents next call date.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2025 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2025.
(k)	Variable or floating rate security. Rate as of October 31, 2025 is disclosed.
(l)	Step coupon bond. Rate as of October 31, 2025 is disclosed.
(m)	Issuer has defaulted on terms of debt obligation.
(n)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2025 is disclosed.

(o)	Position is unsettled. Contract rate was not determined at October 31, 2025 and does not take effect until settlement date.
(p)	Unfunded loan commitment. As of October 31, 2025, total value of unfunded loan commitment is $82,620.
(q)	Investment is valued using significant unobservable inputs (Level 3).
(r)	Discount rate at the time of purchase.
(s)	7-day current yield as of October 31, 2025 is disclosed.
(t)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(u)	Includes appreciation/(depreciation) on forward foreign currency exchange and futures contracts.
*	Non-Income Producing Security

See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
ADR	American Depositary Receipt
BRL	Brazilian Real
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PHP	Philippine Peso
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Futures Contracts outstanding at October 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	3	12/19/2025	USD	351,937	$(3,906)
Ultra U.S. Treasury Bond	4	12/19/2025	USD	485,125	(969)
2-Year U.S. Treasury Note	56	12/31/2025	USD	11,661,563	(10,147)
Total Long Contracts					$(15,022)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Futures Contracts outstanding at October 31, 2025: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	(16)	12/19/2025	USD	1,802,750	$6,737
U.S. Treasury Long Bond	(3)	12/19/2025	USD	351,937	(9,469)
Ultra 10-Year U.S. Treasury Note	(57)	12/19/2025	USD	6,582,610	(39,181)
5-Year U.S. Treasury Note	(4)	12/31/2025	USD	436,844	1,844
Total Short Contracts					$(40,069)
					$(55,091)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

3/16/26	U.S. Dollars	2,679,295	Thai Baht	83,914,180	Barclays	$56,571
12/04/25	Colombian Pesos	3,653,750,160	U.S. Dollars	898,944	Barclays	44,242
11/21/25	U.S. Dollars	722,482	Philippine Pesos	41,153,138	BNP Paribas	22,235
11/24/25	Kazakhstan Tenge	210,581,000	U.S. Dollars	380,742	Citibank	13,980
1/08/26	Chilean Pesos	585,286,308	U.S. Dollars	607,537	Citibank	13,456
11/12/25	Mexican Pesos	14,785,400	U.S. Dollars	786,026	Morgan Stanley	8,809
12/08/25	U.S. Dollars	399,040	Thai Baht	12,601,690	Barclays	8,118
11/12/25	Mexican Pesos	9,610,000	U.S. Dollars	511,238	ING	5,377
11/21/25	Malaysian Ringgit	2,629,169	U.S. Dollars	624,342	Barclays	3,759
12/22/25	South African Rand	13,664,300	U.S. Dollars	781,588	Bank of America	3,655
1/21/26	Malaysian Ringgit	1,591,181	U.S. Dollars	377,397	Barclays	3,545
11/21/25	U.S. Dollars	759,028	Singapore Dollars	982,800	ING	2,728
1/09/26	U.S. Dollars	192,510	Euro	164,403	Morgan Stanley	2,245
11/12/25	U.S. Dollars	339,894	Mexican Pesos	6,281,953	Morgan Stanley	2,188
12/08/25	Thai Baht	21,332,420	U.S. Dollars	660,316	Morgan Stanley	1,445
12/15/25	U.S. Dollars	654,380	Japanese Yen	100,221,829	BNP Paribas	1,010
12/26/25	Brazilian Reals	3,763,695	U.S. Dollars	689,558	State Street	864
12/29/25	South African Rand	3,391,539	U.S. Dollars	194,228	State Street	573
11/21/25	U.S. Dollars	100,264	Indonesian Rupiahs	1,667,452,500	State Street	24
Total Unrealized Appreciation						$194,824

11/21/25	Singapore Dollars	484,768	U.S. Dollars	373,432	Goldman Sachs	$(386)
12/26/25	Brazilian Reals	1,057,362	U.S. Dollars	194,623	State Street	(657)
12/08/25	Thai Baht	49,120,560	U.S. Dollars	1,527,638	Citibank	(3,851)
12/19/25	Indonesian Rupiahs	6,958,444,248	U.S. Dollars	422,903	Bank of America	(4,895)
9/15/26	Chinese Offshore Yuan	15,758,546	U.S. Dollars	2,260,524	BNP Paribas	(7,241)
3/09/26	Polish Zloty	1,840,000	U.S. Dollars	505,868	Citibank	(8,294)
12/04/25	U.S. Dollars	805,228	Colombian Pesos	3,154,106,900	Citibank	(8,980)
11/21/25	Indonesian Rupiahs	14,831,449,392	U.S. Dollars	911,639	Bank of America	(20,031)
12/26/25	U.S. Dollars	861,976	Brazilian Reals	4,821,057	Barclays	(22,412)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/15/25	South Korean Won	1,811,390,697	U.S. Dollars	1,310,266	Bank of America	$(40,268)
12/15/25	Japanese Yen	189,791,453	U.S. Dollars	1,302,551	BNP Paribas	(65,254)
Total Unrealized Depreciation						$(182,269)
Net Unrealized Appreciation						$12,555
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$2,733,195	$—	$—	$2,733,195
Convertible Bonds	—	748,704	—	748,704
Convertible Preferred Stocks	84,017	—	—	84,017
Corporate Bonds	—	81,820,427	—	81,820,427
Foreign Government Inflation-Linked Bonds	—	1,507,524	—	1,507,524
Foreign Issuer Bonds	—	77,308,476	—	77,308,476
Mortgage-Backed Securities	—	967,004	—	967,004
Term Loans	—	4,951,962	—	4,951,962
U.S. Government Obligations	—	1,824,638	—	1,824,638
Warrants	—	—	— *	—
Short-Term Investments	3,830,219	8,084,695	—	11,914,914
Purchased Options	—	1,142	—	1,142
Total Investments	$6,647,431	$177,214,572	$—	$183,862,003

*Includes securities determined to have no value as of October 31, 2025.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$8,682	$—	$—	$8,682
Forward Foreign Currency Exchange Contracts	—	194,824	—	194,824
Total Assets - Derivative Financial Instruments	$8,682	$194,824	$—	$203,506
Liabilities:
Futures Contracts	$(63,773)	$—	$—	$(63,773)
Forward Foreign Currency Exchange Contracts	—	(182,269)	—	(182,269)
Total Liabilities - Derivative Financial Instruments	$(63,773)	$(182,269)	$—	$(246,042)
Net Derivative Financial Instruments	$(55,091)	$12,555	$—	$(42,536)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund

	Number of Shares	Value
Common Stocks – 40.2%
Advertising & Marketing – 1.6%
Dentsu Group, Inc. (Japan)(a)	3,400	$67,337
Omnicom Group, Inc.(a)	72,920	5,470,458
WPP PLC (United Kingdom)	3,737	14,121
		5,551,916
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	4,944	121,788
Rolls-Royce Holdings PLC (United Kingdom)	8,332	128,219
		250,007
Apparel & Textile Products – 0.5%
Burberry Group PLC (United Kingdom)*	1,637	26,647
Cie Financiere Richemont S.A., Class A (Switzerland)(b)	595	117,694
Kering S.A. (France)	1,066	378,555
LVMH Moet Hennessy Louis Vuitton S.E. (France)	682	482,054
NIKE, Inc., Class B	2,677	172,908
Puma S.E. (Germany)	7,251	154,177
PVH Corp.	808	63,291
Samsonite Group S.A.(c)	94,200	196,978
Swatch Group (The) A.G. (Bearer) (Switzerland)	735	153,605
		1,745,909
Asset Management – 0.0%(d)
3i Group PLC (United Kingdom)	893	51,679
St. James’s Place PLC (United Kingdom)	1,650	28,152
		79,831
Automotive – 0.5%
Bayerische Motoren Werke A.G. (Germany)	941	87,743
Bridgestone Corp. (Japan)	5,100	222,641
Denso Corp. (Japan)	7,900	110,377
Honda Motor Co. Ltd. (Japan)	24,700	249,649
Nissan Motor Co. Ltd. (Japan)*	22,600	51,658
Stanley Electric Co. Ltd. (Japan)	5,700	111,961
Sumitomo Electric Industries Ltd. (Japan)	2,100	76,561
Toyota Motor Corp. (Japan)	25,000	509,678
Volkswagen A.G. (Germany)	1,214	128,055
		1,548,323
	Number of Shares	Value
Banking – 0.5%
Barclays PLC (United Kingdom)	17,692	$94,893
HSBC Holdings PLC (United Kingdom)	29,358	410,996
Lloyds Banking Group PLC (United Kingdom)	108,650	127,391
Mitsubishi UFJ Financial Group, Inc. (Japan)	22,900	345,911
Mizuho Financial Group, Inc. (Japan)	3,600	120,584
NatWest Group PLC (United Kingdom)	9,313	71,696
Resona Holdings, Inc. (Japan)	5,700	54,954
Standard Chartered PLC (United Kingdom)	4,583	94,076
Sumitomo Mitsui Financial Group, Inc. (Japan)	11,500	311,349
Sumitomo Mitsui Trust Group, Inc. (Japan)	6,100	167,546
		1,799,396
Beverages – 0.9%
Asahi Group Holdings Ltd. (Japan)	12,700	136,929
Brown-Forman Corp., Class B(a)	11,805	321,450
Constellation Brands, Inc., Class A	1,108	145,569
Diageo PLC (United Kingdom)	97,456	2,241,660
Kirin Holdings Co. Ltd. (Japan)	7,700	108,283
		2,953,891
Biotechnology & Pharmaceuticals – 0.4%
Astellas Pharma, Inc. (Japan)	10,100	105,723
AstraZeneca PLC (United Kingdom)	2,715	447,836
Chugai Pharmaceutical Co. Ltd. (Japan)	2,600	118,996
Daiichi Sankyo Co. Ltd. (Japan)	8,600	205,438
GSK PLC	8,570	200,653
Ono Pharmaceutical Co. Ltd. (Japan)(a)	5,000	61,017
Takeda Pharmaceutical Co. Ltd. (Japan)	5,300	143,034
		1,282,697
Cable & Satellite – 0.2%
Comcast Corp., Class A	22,972	639,426
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Chemicals – 0.1%
Nitto Denko Corp. (Japan)	2,600	$64,753
Shin-Etsu Chemical Co. Ltd. (Japan)	8,500	255,501
Toray Industries, Inc. (Japan)	8,700	53,265
		373,519
Commercial Support Services – 2.4%
Compass Group PLC (United Kingdom)	2,460	81,426
H&R Block, Inc.(a)	80,000	3,979,200
Recruit Holdings Co. Ltd. (Japan)	3,700	183,475
RELX PLC (United Kingdom)	3,660	161,759
Rentokil Initial PLC (United Kingdom)	163,584	913,037
Secom Co. Ltd. (Japan)	46,615	1,575,811
SGS S.A. (Switzerland)(b)	11,931	1,345,457
		8,240,165
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	9,600	327,926
Sumitomo Heavy Industries Ltd. (Japan)	2,800	74,863
		402,789
E-Commerce Discretionary – 0.9%
Alibaba Group Holding Ltd. (China)	79,900	1,700,172
JD.com, Inc., Class A (China)	47,250	780,097
PDD Holdings, Inc. ADR (China)*	3,034	409,196
Wayfair, Inc., Class A*	1,000	103,510
		2,992,975
Electric Utilities – 1.1%
Chubu Electric Power Co., Inc. (Japan)	4,100	57,013
National Grid PLC (United Kingdom)	238,432	3,575,077
SSE PLC (United Kingdom)	2,837	71,472
		3,703,562
Electrical Equipment – 0.1%
Daikin Industries Ltd. (Japan)	1,300	151,034
Mitsubishi Electric Corp. (Japan)	7,900	224,302
		375,336
Entertainment Content – 0.6%
NetEase, Inc. (China)	12,700	356,371
Netflix, Inc.*	844	944,318
	Number of Shares	Value
Entertainment Content (Continued)
Nexon Co. Ltd. (Japan)	2,500	$50,986
Square Enix Holdings Co. Ltd. (Japan)	2,100	40,624
Walt Disney (The) Co.	6,783	763,902
		2,156,201
Food – 0.1%
MEIJI Holdings Co. Ltd. (Japan)	5,500	105,875
Yamazaki Baking Co. Ltd. (Japan)	2,486	48,856
		154,731
Gas & Water Utilities – 3.1%
Osaka Gas Co. Ltd. (Japan)	2,000	62,929
Severn Trent PLC (United Kingdom)(a)	97,402	3,560,531
Snam S.p.A. (Italy)	565,911	3,490,322
United Utilities Group PLC (United Kingdom)	222,206	3,505,634
		10,619,416
Health Care Facilities & Services – 0.3%
Alfresa Holdings Corp. (Japan)	3,800	53,688
Henry Schein, Inc.*	13,112	828,678
		882,366
Home Construction – 0.0%(d)
Berkeley Group Holdings PLC (United Kingdom)	548	29,030
Sekisui House Ltd. (Japan)	2,861	61,384
		90,414
Household Products – 2.0%
Estee Lauder (The) Cos., Inc., Class A	1,403	135,656
Haleon PLC	10,390	48,316
Kao Corp. (Japan)	3,600	152,351
Kenvue, Inc.	178,122	2,559,613
Reckitt Benckiser Group PLC (United Kingdom)	1,957	149,689
Unicharm Corp. (Japan)	530,000	3,279,184
Unilever PLC (United Kingdom)	5,104	306,262
		6,631,071
Industrial Support Services – 0.0%(d)
Ashtead Group PLC (United Kingdom)	630	42,081
Institutional Financial Services – 0.1%
Daiwa Securities Group, Inc. (Japan)	7,500	57,720
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
Japan Exchange Group, Inc. (Japan)	5,600	$62,446
London Stock Exchange Group PLC (United Kingdom)	994	123,879
		244,045
Insurance – 0.2%
Aviva PLC (United Kingdom)	5,363	47,137
Dai-ichi Life Holdings, Inc. (Japan)	13,900	97,564
Legal & General Group PLC (United Kingdom)	10,687	33,396
MS&AD Insurance Group Holdings, Inc. (Japan)	4,800	98,949
Prudential PLC (Hong Kong)	6,409	89,137
Sompo Holdings, Inc. (Japan)	2,100	63,999
Sony Financial Group, Inc. (Japan)*	16,500	16,638
Tokio Marine Holdings, Inc. (Japan)	4,000	149,173
		595,993
Internet Media & Services – 3.8%
Alphabet, Inc., Class A	20,819	5,854,095
Baidu, Inc., Class A (China)*	47,200	714,431
Meituan, Class B (China)(c)*	52,870	695,915
Meta Platforms, Inc., Class A	4,327	2,805,410
Tencent Holdings Ltd. (China)	20,000	1,624,555
Tencent Music Entertainment Group ADR (China)	16,754	373,949
Trip.com Group Ltd. (China)	10,150	714,270
		12,782,625
IT Services – 0.6%
Cognizant Technology Solutions Corp., Class A	26,201	1,909,529
Leisure Facilities & Services – 3.0%
Brightstar Lottery PLC	352,650	5,875,149
Entain PLC (United Kingdom)	2,131	22,196
FDJ UNITED (France)	149,351	4,351,657
InterContinental Hotels Group PLC (United Kingdom)	267	32,207
Las Vegas Sands Corp.	679	40,299
		10,321,508
	Number of Shares	Value
Leisure Products – 0.1%
Hasbro, Inc.	815	$62,192
Mattel, Inc.*	7,239	133,053
Shimano, Inc. (Japan)	800	83,813
		279,058
Machinery – 0.2%
FANUC Corp. (Japan)	6,600	220,252
Keyence Corp. (Japan)	500	185,567
Komatsu Ltd. (Japan)	3,000	100,353
Nabtesco Corp. (Japan)	2,638	66,081
SMC Corp. (Japan)	600	205,393
Smiths Group PLC (United Kingdom)	1,296	42,916
		820,562
Medical Equipment & Devices – 2.7%
Baxter International, Inc.	170,532	3,149,726
Carl Zeiss Meditec A.G. (Bearer) (Germany)	36,725	1,862,727
DENTSPLY SIRONA, Inc.	294,212	3,710,013
FUJIFILM Holdings Corp. (Japan)	4,700	108,930
Hoya Corp. (Japan)	1,300	211,162
Olympus Corp. (Japan)	15,800	194,450
Smith & Nephew PLC (United Kingdom)	2,930	54,106
		9,291,114
Metals & Mining – 0.3%
Anglo American PLC (South Africa)	1,649	62,386
Cameco Corp. (Canada)	4,657	475,943
Glencore PLC (Australia)*	27,246	130,524
Rio Tinto PLC (Australia)	2,761	199,041
Sumitomo Metal Mining Co. Ltd. (Japan)	2,200	71,967
		939,861
Oil & Gas Supply Chain – 4.2%
BP PLC	287,981	1,687,227
Canadian Natural Resources Ltd. (Canada)	20,643	660,405
Cenovus Energy, Inc. (Canada)	17,446	294,799
Chevron Corp.	3,474	547,919
China Petroleum & Chemical Corp., Class H (China)	518,250	275,659
ENEOS Holdings, Inc. (Japan)	9,800	61,826
Eni S.p.A. (Italy)	32,903	606,714
Equinor ASA (Norway)	15,399	368,826
Exxon Mobil Corp.	7,201	823,506
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Galp Energia SGPS S.A. (Portugal)	6,650	$133,606
Gazprom PJSC (Russia)(e)*	100,532	—
Imperial Oil Ltd. (Canada)(a)	1,610	142,398
Inpex Corp. (Japan)	23,200	428,090
LUKOIL PJSC (Russia)(e)*	3,271	—
Neste OYJ (Finland)	7,553	156,503
Petroleo Brasileiro S.A. - Petrobras ADR (Brazil)	76,737	893,219
Repsol S.A. (Spain)	27,388	502,552
Rosneft Oil Co. PJSC (Russia)(e)*	48,304	—
Santos Ltd. (Australia)	71,076	293,554
Shell PLC	88,104	3,302,969
Suncor Energy, Inc. (Canada)	13,288	529,133
TotalEnergies S.E. (France)	33,455	2,088,764
Woodside Energy Group Ltd. (Australia)	33,483	542,607
		14,340,276
Publishing & Broadcasting – 0.0%(d)
Informa PLC (United Kingdom)	3,132	39,881
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	9,400	199,204
Mitsui Fudosan Co. Ltd. (Japan)	7,100	73,928
Sumitomo Realty & Development Co. Ltd. (Japan)	1,300	55,506
		328,638
Retail - Consumer Staples – 0.1%
Alibaba Health Information Technology Ltd. (China)*	372,000	277,470
Seven & i Holdings Co. Ltd. (Japan)	8,500	108,118
Tesco PLC (United Kingdom)	15,527	93,700
		479,288
Retail - Discretionary – 0.1%
Fast Retailing Co. Ltd. (Japan)	400	146,848
RH(a)*	148	25,528
		172,376
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	1,900	418,894
	Number of Shares	Value
Software – 0.8%
Nice Ltd. ADR (Israel)(a)*	20,789	$2,841,025
Specialty Finance – 4.9%
Edenred S.E. (France)	175,918	5,056,617
Experian PLC	1,622	75,658
Fiserv, Inc.*	56,442	3,764,117
Nexi SpA (Italy)(a)(c)	999,462	5,269,782
ORIX Corp. (Japan)	3,500	85,617
PayPal Holdings, Inc.*	35,597	2,465,804
		16,717,595
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	10,400	255,753
Technology Hardware – 0.4%
Casio Computer Co. Ltd. (Japan)	7,200	56,445
Kyocera Corp. (Japan)	8,800	116,771
Murata Manufacturing Co. Ltd. (Japan)	14,100	304,009
Nidec Corp. (Japan)	5,500	66,917
Nintendo Co. Ltd. (Japan)	2,400	204,696
Panasonic Holdings Corp. (Japan)	12,500	145,241
Sony Group Corp. (Japan)	16,500	459,518
TDK Corp. (Japan)	8,700	152,008
		1,505,605
Telecommunications – 1.6%
BT Group PLC (United Kingdom)	13,201	32,218
KDDI Corp. (Japan)	10,400	165,780
NTT, Inc. (Japan)	93,600	96,338
SES S.A. (Luxembourg)	443,344	3,397,068
Softbank Corp. (Japan)	31,600	44,904
SoftBank Group Corp. (Japan)	3,200	561,500
T-Mobile U.S., Inc.	1,011	212,360
Verizon Communications, Inc.	20,945	832,354
Vodafone Group PLC (United Kingdom)	49,968	60,490
		5,403,012
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)	4,479	229,394
Transportation & Logistics – 0.1%
East Japan Railway Co. (Japan)	6,600	161,205
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Wholesale - Consumer Staples – 0.1%
ITOCHU Corp. (Japan)	4,400	$254,863
Mitsubishi Corp. (Japan)	9,600	230,521
		485,384
Wholesale - Discretionary – 1.0%
Bunzl PLC (United Kingdom)	111,837	3,399,590
Total Common Stocks (Cost $136,453,342)		136,478,233

Preferred Stocks – 1.0%
Automotive – 0.0%(d)
Dr. Ing hc F Porsche A.G., 3.28%(c)(f)	2,587	135,354
Household Products – 1.0%
Henkel A.G. & Co. KGaA, 2.90%(f)	40,940	3,316,668
Total Preferred Stocks (Cost $3,404,183)		3,452,022

Investment Companies – 57.0%
Fidelity MSCI Information Technology Index ETF(a)	97,392	23,029,312
Franklin FTSE Brazil ETF	265,296	5,065,827
iShares Global Consumer Staples ETF	293,821	18,657,634
iShares MSCI South Korea ETF (South Korea)(a)	60,169	5,836,393
Schwab Fundamental Emerging Markets Equity ETF(a)	666,636	24,612,201
	Number of Shares	Value

Schwab U.S. REIT ETF	434,912	$9,172,294
State Street SPDR Portfolio S&P 600 Small Cap ETF	225,188	10,340,633
VanEck Morningstar Wide Moat ETF(a)	77,770	7,911,542
Vanguard Health Care ETF(a)	51,479	13,918,892
Vanguard Total Stock Market ETF(a)	222,357	74,582,985
Total Investment Companies (Cost $151,147,489)		193,127,713

Short-Term Investments – 5.3%
Money Market Funds – 5.3%
Northern Institutional Funds - Liquid Assets Portfolio, 4.21%(g)(h)	12,037,655	12,037,655

Northern Institutional Funds - Treasury Portfolio (Premier), 3.91%(g)	5,891,902	5,891,902
Total Short-Term Investments (Cost $17,929,557)		17,929,557
Total Investments – 103.5% (Cost $308,934,571)		350,987,525
Liabilities less Other Assets – (3.5)%		(12,014,685)
NET ASSETS – 100.0%		$338,972,840

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. (See Note 6.)
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total value of $6,298,029 or 1.86% of net assets.

(d)	Amount rounds to less than 0.05%.
(e)	Investment is valued using significant unobservable inputs (Level 3) (See Note 3 regarding investments in Russian securities).
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of October 31, 2025 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. (See Note 6.)
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Concentration by Currency (%)(a)
U.S. Dollar	72.8
Euro	9.3
British Pound	7.7
Japanese Yen	5.0
All other currencies less than 5%	5.2
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	76.4
United Kingdom	6.0
Japan	5.0
All other countries less than 5%(b)	12.6
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$58,254,922	$78,223,311	$— *	$136,478,233
Preferred Stocks	—	3,452,022	—	3,452,022
Investment Companies	193,127,713	—	—	193,127,713
Short-Term Investments	17,929,557	—	—	17,929,557
Total Investments	$269,312,192	$81,675,333	$—	$350,987,525

*Includes securities determined to have no value as of October 31, 2025.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund

	Par(a)	Value
Long Positions – 103.5%
Asset-Backed Securities – 1.1%
Other – 1.1%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1D, 6.89%, 2/15/29(b)	$300,000	$301,329
Series 2024-X1, Class B, 6.34%, 5/15/29(b)	35,226	35,247
Series 2024-X1, Class C, 6.57%, 5/15/29(b)	417,000	417,966
Series 2025-X1, Class B, 5.19%, 4/15/30(b)	125,000	125,349

Affirm Master Trust, Series 2025-2A, Class C, 5.26%, 7/15/33(b)	875,000	875,422
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	15,381	15,011
NetCredit Combined Receivables LLC,
Series 2024-A, Class B, 8.31%, 10/21/30(b)	250,000	254,523
Series 2025-A, Class A, 7.29%, 10/20/31(b)	136,355	138,899

Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 7/15/30(b)	330,000	331,339
		2,495,085
Total Asset-Backed Securities (Cost $2,483,790)		2,495,085

	Number of Shares
Common Stocks – 25.0%
Aerospace & Defense – 0.1%
Axon Enterprise, Inc.*	2	1,464
Curtiss-Wright Corp.	2	1,191
General Dynamics Corp.	5	1,725
General Electric Co.	15	4,634
HEICO Corp.	3	953
Howmet Aerospace, Inc.	8	1,648
Kratos Defense & Security Solutions, Inc.*	8	725
L3Harris Technologies, Inc.	307	88,754
Loar Holdings, Inc.*	9	712
Lockheed Martin Corp.	183	90,014
Northrop Grumman Corp.	3	1,750
RTX Corp.	21	3,749
TransDigm Group, Inc.	1	1,309
Woodward, Inc.	3	786
		199,414
	Number of Shares	Value
Apparel & Textile Products – 0.7%
Hanesbrands, Inc.(c)*	253,031	$1,672,535
Automotive – 0.0%(d)
Gentex Corp.	22	516
Tesla, Inc.*	33	15,066
		15,582
Banking – 1.5%
Cadence Bank	21,553	813,410
Comerica, Inc.(c)	27,625	2,113,313
Synovus Financial Corp.	13,900	620,496
		3,547,219
Beverages – 0.4%
Coca-Cola (The) Co.	62	4,272
Constellation Brands, Inc., Class A	6	788
JDE Peet’s N.V. (Netherlands)	22,936	834,736
Keurig Dr. Pepper, Inc.	38	1,032
Monster Beverage Corp.*	20	1,337
PepsiCo, Inc.	671	98,026
		940,191
Biotechnology & Pharmaceuticals – 2.5%
AbbVie, Inc.	393	85,690
Akero Therapeutics, Inc.*	22,077	1,196,573
Alnylam Pharmaceuticals, Inc.*	3	1,368
Amgen, Inc.	309	92,215
Astria Therapeutics, Inc.(c)*	35,414	447,279
Avadel Pharmaceuticals PLC*	44,192	834,787
Avidity Biosciences, Inc.*	14,613	1,020,718
BioMarin Pharmaceutical, Inc.*	13	696
Bristol-Myers Squibb Co.	2,048	94,351
Corcept Therapeutics, Inc.*	8	588
Eli Lilly & Co.	13	11,217
Exelixis, Inc.*	17	657
Gilead Sciences, Inc.	803	96,191
Incyte Corp.*	9	841
Insmed, Inc.*	6	1,138
Johnson & Johnson	518	97,835
Merck & Co., Inc.	1,032	88,731
Merus N.V. (Netherlands)*	8,871	841,503
Metsera, Inc.*	16,077	1,013,494
Neurocrine Biosciences, Inc.*	5	716
Regeneron Pharmaceuticals, Inc.	2	1,304
Roivant Sciences Ltd.*	46	920
United Therapeutics Corp.*	2	891
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Vertex Pharmaceuticals, Inc.*	5	$2,128
Zoetis, Inc.	10	1,441
		5,933,272
Cable & Satellite – 0.0%(d)
Comcast Corp., Class A	2,684	74,709
Chemicals – 0.0%(d)
Avery Dennison Corp.	5	874
Corteva, Inc.	17	1,045
DuPont de Nemours, Inc.	13	1,061
Ecolab, Inc.	6	1,538
Linde PLC	7	2,928
NewMarket Corp.	1	768
RPM International, Inc.	6	656
Sensient Technologies Corp.	7	660
Sherwin-Williams (The) Co.	5	1,725
Solstice Advanced Materials, Inc.*	3	124
		11,379
Commercial Support Services – 0.5%
Automatic Data Processing, Inc.	319	83,036
Casella Waste Systems, Inc., Class A*	7	620
Cintas Corp.	8	1,466
Clean Harbors, Inc.*	3	631
CSG Systems International, Inc.	12,999	1,017,432
GFL Environmental, Inc.	17	743
H&R Block, Inc.	1,566	77,893
Paychex, Inc.	9	1,053
Republic Services, Inc.	6	1,249
Rollins, Inc.	16	922
Thomson Reuters Corp. (Canada)	9	1,378
Waste Connections, Inc.	7	1,174
Waste Management, Inc.	8	1,598
		1,189,195
Construction Materials – 0.0%(d)
Carlisle Cos., Inc.	2	650
CRH PLC	14	1,668
Eagle Materials, Inc.	3	637
Martin Marietta Materials, Inc.	2	1,226
Simpson Manufacturing Co., Inc.	4	706
Vulcan Materials Co.	4	1,158
		6,045
	Number of Shares	Value
Consumer Services – 0.0%(d)
Grand Canyon Education, Inc.*	3	$565
Stride, Inc.*	4	272
		837
Containers & Packaging – 0.0%(d)
AptarGroup, Inc.	5	580
Packaging Corp. of America	4	783
		1,363
Diversified Industrials – 0.0%(d)
Dover Corp.	5	907
Honeywell International, Inc.	11	2,215
Illinois Tool Works, Inc.	6	1,463
ITT, Inc.	4	740
Parker-Hannifin Corp.	2	1,546
		6,871
E-Commerce Discretionary – 0.0%(d)
Amazon.com, Inc.*	62	15,142
Electric Utilities – 1.4%
Alliant Energy Corp.	12	802
Ameren Corp.	9	918
American Electric Power Co., Inc.	768	92,360
CenterPoint Energy, Inc.	22	841
CMS Energy Corp.	1,071	78,772
Consolidated Edison, Inc.	924	90,007
Duke Energy Corp.	742	92,231
Emera, Inc. (Canada)	16	762
Entergy Corp.	12	1,153
Evergy, Inc.	345	26,499
Exelon Corp.	1,954	90,119
FirstEnergy Corp.	1,483	67,966
Fortis, Inc. (Canada)	18	904
IDACORP, Inc.	115	14,837
OGE Energy Corp.	819	36,151
Pinnacle West Capital Corp.	209	18,501
PPL Corp.	24	876
Public Service Enterprise Group, Inc.	13	1,047
Sempra	14	1,287
Southern (The) Co.	968	91,031
TXNM Energy, Inc.(c)	43,296	2,459,213
WEC Energy Group, Inc.	803	89,719
Xcel Energy, Inc.	14	1,136
		3,257,132
Electrical Equipment – 0.0%(d)
Allegion PLC	4	663
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electrical Equipment (Continued)
AMETEK, Inc.	6	$1,213
Amphenol Corp., Class A	20	2,787
Badger Meter, Inc.	4	722
BWX Technologies, Inc.	4	854
Eaton Corp. PLC	7	2,671
Hubbell, Inc.	2	940
Lennox International, Inc.	2	1,010
nVent Electric PLC	8	915
Otis Worldwide Corp.	11	1,020
SPX Technologies, Inc.*	4	895
Trane Technologies PLC	4	1,795
Trimble, Inc.*	10	797
		16,282
Engineering & Construction – 0.0%(d)
EMCOR Group, Inc.	1	676
Ferrovial S.E.	19	1,173
Jacobs Solutions, Inc.	5	779
Quanta Services, Inc.	3	1,347
Stantec, Inc. (Canada)	7	776
		4,751
Entertainment Content – 2.2%
Electronic Arts, Inc.(c)	13,835	2,767,830
Fox Corp., Class A	14	905
Netflix, Inc.*	6	6,713
TEGNA, Inc.	117,216	2,305,639
Walt Disney (The) Co.	28	3,153
		5,084,240
Food – 0.2%
Campbell’s Company (The)	1,332	40,133
General Mills, Inc.	1,814	84,550
Hershey (The) Co.	233	39,524
Hormel Foods Corp.	3,838	82,862
Ingredion, Inc.	44	5,078
Kraft Heinz (The) Co.	37	915
McCormick & Co., Inc. (Non Voting)	12	770
Mondelez International, Inc., Class A	1,486	85,386
Post Holdings, Inc.*	6	624
Tyson Foods, Inc., Class A	796	40,922
		380,764
Forestry, Paper & Wood Products – 0.0%(d)
West Fraser Timber Co. Ltd. (Canada)	10	610
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	641	82,324
Atmos Energy Corp.	5	859
	Number of Shares	Value
Gas & Water Utilities (Continued)
Essential Utilities, Inc.	811	$31,653
National Fuel Gas Co.	7	552
NiSource, Inc.	20	842
		116,230
Health Care Facilities & Services – 0.1%
Chemed Corp.	1	431
Cigna Group (The)	288	70,390
Encompass Health Corp.	6	683
Ensign Group (The), Inc.	4	721
HCA Healthcare, Inc.	4	1,839
Labcorp Holdings, Inc.	3	762
Quest Diagnostics, Inc.	336	59,119
		133,945
Home Construction – 0.0%(d)
Armstrong World Industries, Inc.	3	571
DR Horton, Inc.	8	1,193
Masco Corp.	11	712
PulteGroup, Inc.	7	839
		3,315
Household Products – 0.1%
Church & Dwight Co., Inc.	9	789
Clorox (The) Co.	6	675
Colgate-Palmolive Co.	665	51,238
Kimberly-Clark Corp.	757	90,621
Procter & Gamble (The) Co.	633	95,184
		238,507
Industrial Intermediate Products – 1.0%
Chart Industries, Inc.*	11,371	2,269,879
Mueller Industries, Inc.	7	741
RBC Bearings, Inc.*	2	857
Valmont Industries, Inc.	2	827
		2,272,304
Industrial Support Services – 0.0%(d)
API Group Corp.*	21	773
Applied Industrial Technologies, Inc.	3	771
Fastenal Co.	26	1,070
MSC Industrial Direct Co., Inc., Class A	7	595
W.W. Grainger, Inc.	1	979
Watsco, Inc.	2	736
		4,924
Insurance – 2.3%
Aspen Insurance Holdings Ltd., Class A(c)*	57,810	2,124,518
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Insurance (Continued)
Berkshire Hathaway, Inc., Class B*	28	$13,371
Just Group PLC (United Kingdom)	457,937	1,278,369
Old Republic International Corp.	1,557	61,439
ProAssurance Corp.(c)*	76,053	1,821,469
		5,299,166
Internet Media & Services – 0.0%(d)
Alphabet, Inc., Class A	58	16,309
Booking Holdings, Inc.	1	5,078
DoorDash, Inc., Class A*	8	2,035
Meta Platforms, Inc., Class A	19	12,318
Reddit, Inc., Class A*	5	1,045
Spotify Technology S.A.*	3	1,966
Uber Technologies, Inc.*	32	3,088
VeriSign, Inc.	3	719
		42,558
IT Services – 0.4%
Amdocs Ltd.	1,118	94,203
CGI, Inc. (Canada)	9	783
Cognizant Technology Solutions Corp., Class A	14	1,020
ExlService Holdings, Inc.*	14	547
Integral Ad Science Holding Corp.*	82,227	839,538
International Business Machines Corp.	298	91,608
Leidos Holdings, Inc.	5	952
		1,028,651
Leisure Facilities & Services – 0.0%(d)
Chipotle Mexican Grill, Inc.*	31	982
Darden Restaurants, Inc.	387	69,718
Hilton Worldwide Holdings, Inc.	5	1,285
Madison Square Garden Sports Corp.*	3	643
Marriott International, Inc., Class A	6	1,564
McDonald’s Corp.	11	3,283
Restaurant Brands International, Inc. (Canada)	14	920
Royal Caribbean Cruises Ltd.	5	1,434
Texas Roadhouse, Inc.	4	654
TKO Group Holdings, Inc.	5	942
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Viking Holdings Ltd.*	15	$913
Yum! Brands, Inc.	7	967
		83,305
Machinery – 0.5%
CSW Industrials, Inc.	3	751
Donaldson Co., Inc.	8	674
Federal Signal Corp.	5	590
Graco, Inc.	9	736
Hillenbrand, Inc.(c)	39,066	1,234,486
IDEX Corp.	4	686
Ingersoll Rand, Inc.	12	916
Lincoln Electric Holdings, Inc.	3	703
Nordson Corp.	3	696
Pentair PLC	7	744
Snap-on, Inc.	2	671
Veralto Corp.	9	888
Watts Water Technologies, Inc., Class A	2	545
Xylem, Inc.	7	1,056
Zurn Elkay Water Solutions Corp.	14	660
		1,244,802
Medical Equipment & Devices – 1.2%
Abbott Laboratories	713	88,141
Agilent Technologies, Inc.	8	1,171
Alcon A.G.	14	1,034
Becton Dickinson & Co.	115	20,552
Bio-Techne Corp.	13	813
Boston Scientific Corp.*	25	2,518
Danaher Corp.	13	2,800
Edwards Lifesciences Corp.*	15	1,237
Glaukos Corp.*	8	705
Globus Medical, Inc., Class A*	12	725
Hologic, Inc.*	27,741	2,050,337
IDEXX Laboratories, Inc.*	2	1,259
Intuitive Surgical, Inc.*	6	3,206
Medtronic PLC	930	84,351
Merit Medical Systems, Inc.*	8	700
Natera, Inc.*	5	995
Penumbra, Inc.*	3	682
QIAGEN N.V.	15	703
ResMed, Inc.	4	988
STAAR Surgical Co.*	23,305	602,900
STERIS PLC	4	943
Stryker Corp.	6	2,137
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Thermo Fisher Scientific, Inc.	6	$3,404
West Pharmaceutical Services, Inc.	3	846
		2,873,147
Metals & Mining – 0.3%
Agnico Eagle Mines Ltd. (Canada)	10	1,608
Alamos Gold, Inc., Class A (Canada)	22	677
Cameco Corp. (Canada)	12	1,227
Franco-Nevada Corp. (Canada)	5	933
OR Royalties, Inc. (Canada)	16	512
Royal Gold, Inc.	4	699
Teck Resources Ltd., Class B (Canada)	18,322	786,380
Uranium Energy Corp.*	44	666
		792,702
Oil & Gas Supply Chain – 0.2%
Antero Midstream Corp.	2,394	41,297
Cheniere Energy, Inc.	5	1,060
Chevron Corp.	619	97,629
DT Midstream, Inc.	69	7,555
Enbridge, Inc. (Canada)	39	1,818
EOG Resources, Inc.	12	1,270
Expand Energy Corp.	8	826
Exxon Mobil Corp.	858	98,121
Kinder Morgan, Inc.	2,919	76,449
Pembina Pipeline Corp. (Canada)	21	794
TC Energy Corp. (Canada)	24	1,204
Williams (The) Cos., Inc.	1,297	75,057
		403,080
Publishing & Broadcasting – 0.0%(d)
New York Times (The) Co., Class A	12	684
News Corp., Class A	26	689
		1,373
Real Estate Investment Trusts – 0.7%
CubeSmart	570	21,472
Mid-America Apartment Communities, Inc.	481	61,679
Paramount Group, Inc.(c)*	63,824	417,409
Plymouth Industrial REIT, Inc.	31,747	698,434
Public Storage	289	80,504
Regency Centers Corp.	1,279	88,187
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
VICI Properties, Inc.	2,859	$85,741
WP Carey, Inc.	1,341	88,506
		1,541,932
Real Estate Owners & Developers – 0.3%
McGrath RentCorp(c)	6,540	702,658
Real Estate Services – 0.0%(d)
CoStar Group, Inc.*	12	826
Retail - Consumer Staples – 0.1%
Albertsons Cos., Inc., Class A	209	3,697
BJ’s Wholesale Club Holdings, Inc.*	8	706
Casey’s General Stores, Inc.	1	513
Costco Wholesale Corp.	6	5,469
Dollar General Corp.	463	45,680
Kroger (The) Co.	1,383	88,000
Sprouts Farmers Market, Inc.*	6	474
Walmart, Inc.	106	10,725
		155,264
Retail - Discretionary – 0.0%(d)
Ferguson Enterprises, Inc.	5	1,243
Genuine Parts Co.	398	50,669
Home Depot (The), Inc.	14	5,314
Lowe’s Cos., Inc.	9	2,143
O’Reilly Automotive, Inc.*	16	1,511
Ross Stores, Inc.	8	1,271
TJX (The) Cos., Inc.	18	2,523
Tractor Supply Co.	17	920
		65,594
Semiconductors – 0.3%
Applied Materials, Inc.	14	3,264
Lam Research Corp.	22	3,464
NVIDIA Corp.	76	15,389
Qorvo, Inc.*	5,925	562,401
Teradyne, Inc.	7	1,272
		585,790
Software – 6.2%
Appfolio, Inc., Class A*	2	509
Cadence Design Systems, Inc.*	5	1,693
CyberArk Software Ltd.(c)*	8,472	4,412,048
Dayforce, Inc.*	31,573	2,170,328
Descartes Systems Group (The), Inc. (Canada)*	7	617
Doximity, Inc., Class A*	10	660
Guidewire Software, Inc.*	4	935
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software (Continued)
Informatica, Inc., Class A(c)*	35,077	$872,365
Intuit, Inc.	4	2,670
Jamf Holding Corp.*	63,809	819,946
Manhattan Associates, Inc.*	3	546
Microsoft Corp.	27	13,981
Palantir Technologies, Inc., Class A*	33	6,615
Pivotal Software Escrow, Inc., Class A	21,925	—
PROS Holdings, Inc.*	45,643	1,052,071
PTC, Inc.*	4	794
Roper Technologies, Inc.	2	892
Sapiens International Corp. N.V. (Israel)(c)	39,434	1,697,634
ServiceNow, Inc.*	3	2,758
Shopify, Inc., Class A (Canada)*	21	3,651
Tyler Technologies, Inc.*	2	953
Veeva Systems, Inc., Class A*	4	1,165
Verint Systems, Inc.*	80,627	1,635,116
Vimeo, Inc.*	212,359	1,656,400
		14,354,347
Specialty Finance – 0.7%
Air Lease Corp.	21,991	1,404,345
EZCORP, Inc., Class A*	13,081	238,728
FactSet Research Systems, Inc.	2	534
Jack Henry & Associates, Inc.	5	745
Mastercard, Inc., Class A	12	6,624
Moody’s Corp.	3	1,441
MSCI, Inc.	2	1,177
S&P Global, Inc.	5	2,436
Verisk Analytics, Inc.	4	875
Visa, Inc., Class A	26	8,859
		1,665,764
Steel – 0.0%(d)
Carpenter Technology Corp.	3	948
Reliance, Inc.	3	847
		1,795
Technology Hardware – 0.1%
Apple, Inc.	54	14,600
Arista Networks, Inc.*	21	3,312
Cisco Systems, Inc.	1,385	101,257
Corning, Inc.	18	1,603
Garmin Ltd.	5	1,070
	Number of Shares	Value
Technology Hardware (Continued)
Motorola Solutions, Inc.	3	$1,220
Teledyne Technologies, Inc.*	2	1,054
		124,116
Telecommunications – 0.0%(d)
AT&T, Inc.	3,606	89,248
GCI Liberty Escrow, Inc., Class A(e)*	31,520	—
Rogers Communications Inc., Class B (Canada)	23	900
TELUS Corp. (Canada)	54	792
T-Mobile U.S., Inc.	16	3,361
Verizon Communications, Inc.	67	2,663
		96,964
Tobacco & Cannabis – 0.0%(d)
Altria Group, Inc.	29	1,635
Philip Morris International, Inc.	23	3,320
		4,955
Transportation & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	6	924
Canadian National Railway Co. (Canada)	14	1,343
Canadian Pacific Kansas City Ltd. (Canada)	19	1,367
CSX Corp.	39	1,405
Expeditors International of Washington, Inc.	6	731
Kirby Corp.*	7	724
Norfolk Southern Corp.(c)	7,402	2,097,579
Old Dominion Freight Line, Inc.	7	983
Union Pacific Corp.	10	2,204
		2,107,260
Transportation Equipment – 0.0%(d)
Allison Transmission Holdings, Inc.	8	661
Cummins, Inc.	3	1,313
Westinghouse Air Brake Technologies Corp.	5	1,022
		2,996
Wholesale - Consumer Staples – 0.0%(d)
Performance Food Group Co.*	7	677
Sysco Corp.	543	40,334
US Foods Holding Corp.*	10	726
		41,737
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Wholesale - Discretionary – 0.0%(d)
Copart, Inc.*	24	$1,032
LKQ Corp.	466	14,894
		15,926
Total Common Stocks (Cost $57,566,871)		58,363,466

	Par(a)
Convertible Bonds – 21.2%
Asset Management – 1.2%
Capital Southwest Corp., 5.13%, 11/15/29(c)	$483,000	467,302
IREN Ltd., 3.50%, 12/15/29(b)(c)	106,000	485,480
Terawulf, Inc.,
2.75%, 2/01/30(b)(c)	318,000	651,713
1.00%, 9/01/31(b)	266,000	395,010
0.00%, 5/01/32(b)(f)	136,000	140,624

WisdomTree, Inc., 4.63%, 8/15/30(b)(c)	639,000	653,058
		2,793,187
Automotive – 0.2%
indie Semiconductor, Inc., 4.50%, 11/15/27(b)(c)	484,000	532,400
Biotechnology & Pharmaceuticals – 1.8%
Ascendis Pharma A/S, 2.25%, 4/01/28(c)	378,000	518,616
Bridgebio Pharma, Inc., 2.25%, 2/01/29(c)	899,000	943,051
Celcuity, Inc., 2.75%, 8/01/31(c)	72,000	129,391
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(c)	594,000	712,800
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28(c)	228,000	346,993
Jazz Investments I Ltd., 3.13%, 9/15/30	752,000	918,192
Mirum Pharmaceuticals, Inc., 4.00%, 5/01/29(c)	155,000	369,598
Pacira BioSciences, Inc., 2.13%, 5/15/29(c)	348,000	332,166
		4,270,807
Cable & Satellite – 0.7%
Liberty Broadband Corp., 3.13%, 3/31/53(b)	842,000	832,738
Sirius XM Holdings, Inc., 3.75%, 3/15/28(c)	863,000	887,164
		1,719,902
	Par(a)	Value
Commercial Support Services – 0.7%
Alarm.com Holdings, Inc., 2.25%, 6/01/29	$581,000	$546,721
CSG Systems International, Inc., 3.88%, 9/15/28(c)	799,000	956,003
		1,502,724
E-Commerce Discretionary – 0.3%
Wayfair, Inc., 3.50%, 11/15/28(c)	306,000	718,335
Electric Utilities – 0.4%
PG&E Corp., 4.25%, 12/01/27(c)	979,000	1,004,846
Electrical Equipment – 0.4%
OSI Systems, Inc., 2.25%, 8/01/29	524,000	825,300
Entertainment Content – 0.5%
Sphere Entertainment Co., 3.50%, 12/01/28(c)	592,000	1,217,152
Health Care Facilities & Services – 0.3%
Oscar Health, Inc., 2.25%, 9/01/30(b)(c)	156,000	168,449
Teladoc Health, Inc., 1.25%, 6/01/27(c)	507,000	476,580
		645,029
Household Products – 0.4%
Oddity Finance LLC, 0.00%, 6/15/30(b)(c)(f)	250,000	220,625
Spectrum Brands, Inc., 3.38%, 6/01/29(c)	737,000	685,041
		905,666
Internet Media & Services – 0.5%
Snap, Inc., 0.50%, 5/01/30(c)	544,000	470,560
Ziff Davis, Inc.,
1.75%, 11/01/26	417,000	402,405
3.63%, 3/01/28(b)	224,000	217,280
		1,090,245
IT Services – 0.2%
Parsons Corp., 2.63%, 3/01/29(c)	316,000	360,556
Leisure Facilities & Services – 1.5%
Cheesecake Factory (The), Inc., 2.00%, 3/15/30(b)(c)	834,000	819,822
DraftKings Holdings, Inc., 0.00%, 3/15/28(c)(f)	769,000	684,025
Live Nation Entertainment, Inc.,
3.13%, 1/15/29(c)	722,000	1,089,065
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Leisure Facilities & Services (Continued)
Live Nation Entertainment, Inc.,
2.88%, 10/15/31(b)	$113,000	$111,904

Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(c)	857,000	813,293
NCL Corp. Ltd., 0.75%, 9/15/30(b)	78,000	74,783
		3,592,892
Machinery – 0.0%(d)
JBT Marel Corp., 0.38%, 9/15/30(b)	16,000	14,920
Medical Equipment & Devices – 2.3%
CONMED Corp., 2.25%, 6/15/27(c)	905,000	862,917
Dexcom, Inc., 0.38%, 5/15/28(c)	327,000	296,426
Enovis Corp., 3.88%, 10/15/28(c)	950,000	944,775
Exact Sciences Corp.,
0.38%, 3/15/27(c)	102,000	100,266
2.00%, 3/01/30(b)(c)	737,000	825,661

Haemonetics Corp., 2.50%, 6/01/29(c)	454,000	424,808
Integer Holdings Corp., 1.88%, 3/15/30(b)(c)	754,000	653,341
LeMaitre Vascular, Inc., 2.50%, 2/01/30(b)(c)	434,000	444,199
Omnicell, Inc., 1.00%, 12/01/29(b)(c)	775,000	738,962
		5,291,355
Metals & Mining – 1.6%
Centrus Energy Corp., 2.25%, 11/01/30(b)(c)	254,000	977,951
Century Aluminum Co., 2.75%, 5/01/28(c)	393,000	644,717
Equinox Gold Corp., 4.75%, 10/15/28(c)	503,000	955,448
Fortuna Mining Corp., 3.75%, 6/30/29	434,000	661,850
Peabody Energy Corp., 3.25%, 3/01/28(c)	328,000	507,908
		3,747,874
Real Estate Investment Trusts – 0.3%
Pebblebrook Hotel Trust,
1.75%, 12/15/26(c)	238,000	228,341
1.63%, 1/15/30(b)(c)	389,000	367,021
		595,362
Renewable Energy – 0.6%
Array Technologies, Inc., 1.00%, 12/01/28(c)	785,000	696,923
	Par(a)	Value
Renewable Energy (Continued)
SolarEdge Technologies, Inc., 2.25%, 7/01/29(c)	$236,000	$310,458
Sunrun, Inc., 4.00%, 3/01/30(c)	317,000	489,131
		1,496,512
Retail - Consumer Staples – 0.1%
Hims & Hers Health, Inc., 0.00%, 5/15/30(b)(c)(f)	192,000	193,056
Retail - Discretionary – 0.2%
GameStop Corp., 0.00%, 6/15/32(b)(c)(f)	408,000	416,364
Semiconductors – 0.6%
Cohu, Inc., 1.50%, 1/15/31(b)	77,000	86,933
MKS, Inc., 1.25%, 6/01/30(c)	598,000	717,600
ON Semiconductor Corp., 0.50%, 3/01/29(c)	743,000	689,504
		1,494,037
Software – 2.9%
Bentley Systems, Inc., 0.38%, 7/01/27(c)	657,000	623,493
BILL Holdings, Inc., 0.00%, 4/01/30(b)(c)(f)	369,000	326,750
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(b)(c)(f)	320,000	400,960
Evolent Health, Inc.,
3.50%, 12/01/29(c)	739,000	581,593
4.50%, 8/15/31(b)	79,000	72,331

Five9, Inc., 1.00%, 3/15/29(c)	409,000	365,033
Nebius Group N.V., 2.75%, 9/15/32(b)(c)	226,000	287,698
Pagaya Technologies Ltd., 6.13%, 10/01/29	318,000	702,716
Planet Labs PBC, 0.50%, 10/15/30(b)(c)	157,000	219,015
Progress Software Corp., 3.50%, 3/01/30(c)	702,000	712,881
PROS Holdings, Inc., 2.25%, 9/15/27(c)	506,000	499,422
Rapid7, Inc., 1.25%, 3/15/29(c)	606,000	545,339
Rubrik, Inc., 0.00%, 6/15/30(b)(c)(f)	41,000	39,750
Strategy, Inc., 0.00%, 12/01/29(b)(c)(f)	413,000	359,310
Tempus AI, Inc., 0.75%, 7/15/30(b)(c)	179,000	243,440
Unity Software, Inc., 0.00%, 3/15/30(b)(c)(f)	317,000	412,496
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Software (Continued)

Wix.com Ltd., 0.00%, 9/15/30(b)(c)(f)	$196,000	$195,020
Zscaler, Inc., 0.00%, 7/15/28(b)(f)	114,000	117,591
		6,704,838
Specialty Finance – 1.7%
Affirm Holdings, Inc., 0.00%, 11/15/26(f)	325,000	310,213
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27(c)	833,000	820,088
Block, Inc., 0.25%, 11/01/27(c)	400,000	366,466
EZCORP, Inc., 3.75%, 12/15/29(b)(c)	248,000	436,976
PennyMac Corp., 8.50%, 6/01/29	298,000	307,834
Qfin Holdings, Inc., 0.50%, 4/01/30(b)(c)	221,000	183,430
Redwood Trust, Inc., 7.75%, 6/15/27(c)	1,428,000	1,423,002
		3,848,009
Technology Hardware – 1.3%
ADTRAN Holdings, Inc., 3.75%, 9/15/30(b)(c)	156,000	185,172
Applied Optoelectronics, Inc., 2.75%, 1/15/30(c)	367,000	430,740
Lumentum Holdings, Inc., 0.50%, 6/15/28(c)	195,000	318,825
Super Micro Computer, Inc., 0.00%, 6/15/30(b)(c)(f)	487,000	574,142
Western Digital Corp., 3.00%, 11/15/28(c)	377,000	1,509,885
		3,018,764
Telecommunications – 0.2%
AST SpaceMobile, Inc.,
2.38%, 10/15/32(b)(c)	193,000	272,033
2.00%, 1/15/36(b)	121,000	128,563

BlackSky Technology, Inc., 8.25%, 8/01/33(b)(c)	148,000	168,720
		569,316
Transportation Equipment – 0.3%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(c)	690,000	716,220
Total Convertible Bonds (Cost $41,919,305)		49,285,668

	Number of Shares	Value
Convertible Preferred Stocks – 3.3%
Asset Management – 1.3%
AMG Capital Trust II, 5.15%(c)	14,751	$957,742
Apollo Global Management, Inc., 6.75%	11,036	721,092
Ares Management Corp., 6.75%	15,778	746,142
KKR & Co., Inc, 6.25%	11,336	555,691
		2,980,667
Chemicals – 0.7%
Albemarle Corp., 7.25%	25,957	1,148,078
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	588,720
		1,736,798
Health Care Facilities & Services – 0.4%
BrightSpring Health Services, Inc., 6.75%	8,198	904,895
Medical Equipment & Devices – 0.1%
Bruker Corp., 6.38%	937	296,326
Specialty Finance – 0.2%
Shift4 Payments, Inc., 6.00%	4,839	413,541
Technology Hardware – 0.6%
Hewlett Packard Enterprise Co., 7.63%	10,710	723,782
NCR Voyix Corp., 5.50%(g)	571	596,421
		1,320,203
Total Convertible Preferred Stocks (Cost $6,857,675)		7,652,430

	Par(a)
Corporate Bonds – 16.3%
Advertising & Marketing – 0.0%(d)
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	$5,000	4,472
Aerospace & Defense – 0.2%
General Dynamics Corp., 3.75%, 5/15/28	70,000	69,901
Hexcel Corp., 4.20%, 2/15/27	60,000	59,627
Lockheed Martin Corp., 4.75%, 2/15/34	130,000	131,629
Moog, Inc., 4.25%, 12/15/27(b)	2,000	1,978
RTX Corp.,
5.75%, 1/15/29	15,000	15,741
6.00%, 3/15/31	30,000	32,377
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Aerospace & Defense (Continued)
TransDigm, Inc.,
6.75%, 8/15/28(b)	$30,000	$30,592
6.38%, 3/01/29(b)	51,000	52,386
6.88%, 12/15/30(b)	49,000	50,872
6.38%, 5/31/33(b)	27,000	27,522
6.25%, 1/31/34(b)	5,000	5,167
6.75%, 1/31/34(b)	10,000	10,363
		488,155
Apparel & Textile Products – 0.2%
Ralph Lauren Corp., 5.00%, 6/15/32	200,000	205,616
Tapestry, Inc., 5.10%, 3/11/30	80,000	81,945
Under Armour, Inc., 7.25%, 7/15/30(b)	6,000	5,923
VF Corp., 2.95%, 4/23/30	55,000	48,353
Wolverine World Wide, Inc., 4.00%, 8/15/29(b)	50,000	45,778
		387,615
Asset Management – 0.4%
Ameriprise Financial, Inc.,
5.70%, 12/15/28	100,000	104,582
5.15%, 5/15/33	85,000	88,251

Ares Capital Corp., 5.10%, 1/15/31	100,000	98,602
Blue Owl Finance LLC, 6.25%, 4/18/34	70,000	72,639
Charles Schwab (The) Corp.,
3.20%, 1/25/28	2,000	1,966
(SOFR + 2.21%), 5.64%, 5/19/29(h)	30,000	31,124
(SOFR + 1.88%), 6.20%, 11/17/29(h)	38,000	40,242
2.30%, 5/13/31	4,000	3,616
1.95%, 12/01/31	34,000	29,605
2.90%, 3/03/32	2,000	1,829
(SOFR + 2.01%), 6.14%, 8/24/34(h)	40,000	43,577
FS KKR Capital Corp.,
2.63%, 1/15/27	235,000	227,016
3.25%, 7/15/27	10,000	9,602
3.13%, 10/12/28	20,000	18,481
6.13%, 1/15/30	30,000	29,659
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	33,000	33,117
10.00%, 11/15/29(b)	29,000	29,106
	Par(a)	Value
Asset Management (Continued)
Osaic Holdings, Inc.,
6.75%, 8/01/32(b)	$5,000	$5,166
8.00%, 8/01/33(b)	5,000	5,130
		873,310
Automotive – 0.2%
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32(b)	72,000	75,774
General Motors Financial Co., Inc.,
2.35%, 2/26/27	170,000	165,892
4.20%, 10/27/28	55,000	54,866
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28(b)	10,000	9,993
6.13%, 9/30/30(b)	25,000	24,784
Phinia, Inc.,
6.75%, 4/15/29(b)	18,000	18,569
6.63%, 10/15/32(b)	40,000	41,146
		391,024
Banking – 1.9%
Bank of America Corp.,
(SOFR + 1.05%), 2.55%, 2/04/28(h)	25,000	24,513
(SOFR + 2.04%), 4.95%, 7/22/28(h)	85,000	86,140
(SOFR + 1.99%), 6.20%, 11/10/28(h)	125,000	130,005
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(h)	55,000	54,150
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(h)	275,000	255,345
(SOFR + 1.32%), 2.69%, 4/22/32(h)	50,000	45,693
(SOFR + 1.21%), 2.57%, 10/20/32(h)	30,000	26,980
(SOFR + 1.33%), 2.97%, 2/04/33(h)	50,000	45,595
(SOFR + 1.91%), 5.29%, 4/25/34(h)	80,000	82,775
Citigroup, Inc.,
4.45%, 9/29/27	100,000	100,317
(SOFR + 1.14%), 4.64%, 5/07/28(h)	80,000	80,520
(SOFR + 1.36%), 5.17%, 2/13/30(h)	50,000	51,319
(SOFR + 2.11%), 2.57%, 6/03/31(h)	375,000	345,817

Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(h)	30,000	31,541
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 0.80%), 1.05%, 11/19/26(h)	$180,000	$179,746
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(h)	205,000	203,338
(SOFR + 0.77%), 1.47%, 9/22/27(h)	95,000	92,762
(SOFR + 1.99%), 4.85%, 7/25/28(h)	160,000	162,034
(SOFR + 0.80%), 4.92%, 1/24/29(h)	300,000	305,328
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(h)	100,000	88,481
(SOFR + 1.26%), 2.96%, 1/25/33(h)	45,000	41,232
(SOFR + 2.08%), 4.91%, 7/25/33(h)	75,000	76,474
(SOFR + 1.85%), 5.35%, 6/01/34(h)	134,000	139,880
(SOFR + 1.46%), 5.29%, 7/22/35(h)	57,000	58,942
(SOFR + 1.34%), 4.95%, 10/22/35(h)	35,000	35,392
(SOFR + 1.64%), 5.58%, 7/23/36(h)	60,000	62,212

M&T Bank Corp., (SOFR + 2.80%), 7.41%, 10/30/29(h)	270,000	292,293
PNC Financial Services Group (The), Inc.,
(SOFR Index + 1.73%), 6.62%, 10/20/27(h)	180,000	184,056
2.55%, 1/22/30	180,000	168,641
(SOFR + 1.60%), 5.40%, 7/23/35(h)	23,000	23,810
(SOFR + 1.42%), 5.37%, 7/21/36(h)	40,000	41,090
Truist Financial Corp.,
(SOFR + 0.86%), 1.89%, 6/07/29(h)	36,000	33,939
(SOFR + 1.92%), 5.71%, 1/24/35(h)	65,000	68,128

U.S. Bancorp, (SOFR + 1.41%), 5.42%, 2/12/36(h)	155,000	160,813
Wells Fargo & Co.,
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(h)	1,000	991
(SOFR + 1.98%), 4.81%, 7/25/28(h)	176,000	177,959
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(h)	165,000	156,443
(SOFR + 1.11%), 5.24%, 1/24/31(h)	104,000	107,638
	Par(a)	Value
Banking (Continued)
Wells Fargo & Co.,
(3M CME Term SOFR + 1.26%), 2.57%, 2/11/31(h)	$180,000	$167,837
(SOFR + 1.50%), 3.35%, 3/02/33(h)	1,000	932
		4,391,101
Beverages – 0.1%
Coca-Cola (The) Co., 5.00%, 5/13/34	90,000	93,914
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	65,194
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 4/30/29(b)	24,000	23,340
		182,448
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc., 5.05%, 3/15/34	105,000	108,016
Amgen, Inc., 5.25%, 3/02/30	108,000	112,091
Amneal Pharmaceuticals LLC, 6.88%, 8/01/32(b)	10,000	10,484
Eli Lilly & Co., 4.70%, 2/27/33	8,000	8,167
Jazz Securities DAC, 4.38%, 1/15/29(b)	41,000	40,172
Merck & Co., Inc., 4.50%, 5/17/33	60,000	60,511
Novartis Capital Corp., 2.20%, 8/14/30	10,000	9,220
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	30,000	30,314
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	20,000	17,741
Zoetis, Inc.,
3.00%, 9/12/27	140,000	137,706
2.00%, 5/15/30	20,000	18,216
		552,638
Cable & Satellite – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 9/01/29(b)	12,000	12,094
7.38%, 3/01/31(b)	183,000	185,752
4.50%, 6/01/33(b)	75,000	65,025
CSC Holdings LLC,
5.50%, 4/15/27(b)	30,000	27,837
11.25%, 5/15/28(b)	35,000	30,708
DISH DBS Corp.,
5.25%, 12/01/26(b)	27,000	26,566
7.38%, 7/01/28	10,000	9,344
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Cable & Satellite (Continued)
DISH DBS Corp.,
5.13%, 6/01/29	$15,000	$12,949

DISH Network Corp., 11.75%, 11/15/27(b)	43,000	45,270
Sirius XM Radio LLC, 4.13%, 7/01/30(b)	40,000	37,649
		453,194
Chemicals – 0.2%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	27,000	27,684
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	67,000	66,936
Ecolab, Inc., 2.13%, 2/01/32	20,000	17,567
LSB Industries, Inc., 6.25%, 10/15/28(b)	37,000	36,476
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	29,722
Rain Carbon, Inc., 12.25%, 9/01/29(b)	36,000	38,337
Sherwin-Williams (The) Co., 4.80%, 9/01/31	60,000	61,223
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)	70,000	68,833
		346,778
Commercial Support Services – 0.3%
ADT Security (The) Corp.,
4.13%, 8/01/29(b)	32,000	30,989
4.88%, 7/15/32(b)	34,000	32,925
5.88%, 10/15/33(b)	20,000	20,289

Automatic Data Processing, Inc., 4.75%, 5/08/32	40,000	41,000
Cintas Corp. No. 2, 4.00%, 5/01/32	60,000	58,928
Deluxe Corp.,
8.00%, 6/01/29(b)	48,000	47,557
8.13%, 9/15/29(b)	44,000	46,095

Republic Services, Inc., 5.20%, 11/15/34	85,000	88,243
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,703
3.20%, 6/01/32	55,000	51,096

Waste Management, Inc., 4.95%, 7/03/31	125,000	129,450
Williams Scotsman, Inc.,
6.63%, 6/15/29(b)	6,000	6,177
6.63%, 4/15/30(b)	5,000	5,171
7.38%, 10/01/31(b)	19,000	19,885
		582,508
	Par(a)	Value
Construction Materials – 0.1%
Carlisle Cos., Inc., 5.25%, 9/15/35	$25,000	$25,433
CRH America Finance, Inc., 5.50%, 1/09/35	200,000	208,827
Eagle Materials, Inc., 2.50%, 7/01/31	88,000	79,558
Martin Marietta Materials, Inc., 5.15%, 12/01/34	25,000	25,572
		339,390
Consumer Services – 0.0%(d)
PROG Holdings, Inc., 6.00%, 11/15/29(b)	25,000	24,400
Upbound Group, Inc., 6.38%, 2/15/29(b)	40,000	38,766
		63,166
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29(b)	125,000	116,539
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(b)	57,000	14,250
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(b)	44,000	43,120
Packaging Corp. of America, 5.70%, 12/01/33	165,000	174,571
		348,480
Diversified Industrials – 0.0%(d)
Honeywell International, Inc., 4.50%, 1/15/34	80,000	79,338
E-Commerce Discretionary – 0.1%
Wayfair LLC,
7.25%, 10/31/29(b)	73,000	75,487
7.75%, 9/15/30(b)	44,000	46,415
		121,902
Electric Utilities – 0.8%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	49,746
AES (The) Corp., 5.45%, 6/01/28	30,000	30,528
Appalachian Power Co., 4.50%, 8/01/32	50,000	49,497
Arizona Public Service Co., 2.20%, 12/15/31	10,000	8,778
Black Hills Corp., 3.15%, 1/15/27	20,000	19,757
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)
CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	$30,000	$29,914
Commonwealth Edison Co., 5.30%, 6/01/34	50,000	52,422
Consolidated Edison Co. of New York, Inc., 5.38%, 5/15/34	50,000	52,090
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	48,068
DTE Electric Co., 5.20%, 4/01/33	50,000	52,026
Duke Energy Carolinas LLC, 4.95%, 1/15/33	20,000	20,610
Duke Energy Ohio, Inc., 5.30%, 6/15/35	40,000	41,302
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	18,873
5.25%, 3/15/33	10,000	10,437

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	79,581
Evergy Kansas Central, Inc., 5.90%, 11/15/33	10,000	10,752
Eversource Energy, 5.13%, 5/15/33	50,000	50,758
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	27,027
4.80%, 5/15/33	15,000	15,301
Georgia Power Co.,
4.65%, 5/16/28	30,000	30,451
4.70%, 5/15/32	20,000	20,275

Interstate Power and Light Co., 5.70%, 10/15/33	14,000	14,788
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,850
National Rural Utilities Cooperative Finance Corp.,
4.95%, 2/07/30	30,000	30,875
2.40%, 3/15/30	50,000	46,612
NextEra Energy Capital Holdings, Inc.,
5.30%, 3/15/32	25,000	26,055
5.25%, 3/15/34	50,000	51,370

Ohio Power Co., 5.65%, 6/01/34	5,000	5,220
Oncor Electric Delivery Co. LLC,
4.30%, 5/15/28	25,000	25,150
5.65%, 11/15/33	10,000	10,634
Pacific Gas and Electric Co.,
2.50%, 2/01/31	80,000	71,604
6.40%, 6/15/33	29,000	31,205
	Par(a)	Value
Electric Utilities (Continued)
PacifiCorp,
2.70%, 9/15/30	$20,000	$18,489
5.30%, 2/15/31	10,000	10,384

PECO Energy Co., 4.90%, 6/15/33	40,000	40,975
PG&E Corp.,
5.00%, 7/01/28	7,000	6,951
5.25%, 7/01/30	98,000	96,981
PPL Electric Utilities Corp.,
5.00%, 5/15/33	10,000	10,284
4.85%, 2/15/34	25,000	25,415
Public Service Co. of Colorado,
4.10%, 6/01/32	25,000	24,551
5.35%, 5/15/34	30,000	30,992

Public Service Co. of Oklahoma, 5.20%, 1/15/35	20,000	20,242
Public Service Electric and Gas Co.,
4.65%, 3/15/33	10,000	10,069
5.20%, 8/01/33	20,000	20,760
4.85%, 8/01/34	10,000	10,101

Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	8,805
San Diego Gas & Electric Co., 4.95%, 8/15/28	45,000	46,044
Sempra, 5.50%, 8/01/33	10,000	10,456
Southern (The) Co., 5.20%, 6/15/33	50,000	51,443
Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	10,214
System Energy Resources, Inc., 5.30%, 12/15/34	120,000	121,105
Talen Energy Supply LLC,
8.63%, 6/01/30(b)	20,000	21,223
6.25%, 2/01/34(b)	25,000	25,636
6.50%, 2/01/36(b)	30,000	31,071

Tampa Electric Co., 5.15%, 3/01/35	90,000	91,368
Union Electric Co., 2.95%, 3/15/30	70,000	66,669
Virginia Electric and Power Co.,
2.30%, 11/15/31	45,000	39,782
5.15%, 3/15/35	20,000	20,401

Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,459
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)

Wisconsin Power and Light Co., 1.95%, 9/16/31	$5,000	$4,344
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,931
		1,935,701
Electrical Equipment – 0.1%
Amphenol Corp., 4.13%, 11/15/30(i)	95,000	94,247
Bloom Energy Corp., 0.00%, 11/15/30(f)	157,000	159,613
Keysight Technologies, Inc., 4.95%, 10/15/34	25,000	25,211
WESCO Distribution, Inc., 6.38%, 3/15/33(b)	13,000	13,580
		292,651
Engineering & Construction – 0.1%
Dycom Industries, Inc., 4.50%, 4/15/29(b)	16,000	15,677
Quanta Services, Inc.,
2.90%, 10/01/30	110,000	102,875
2.35%, 1/15/32	30,000	26,496

Tutor Perini Corp., 11.88%, 4/30/29(b)	22,000	24,552
		169,600
Entertainment Content – 0.2%
Discovery Communications LLC,
5.00%, 9/20/37	65,000	54,990
6.35%, 6/01/40	35,000	31,398

TEGNA, Inc., 5.00%, 9/15/29	305,000	302,718
Versant Media Group, Inc., 7.25%, 1/30/31(b)	5,000	5,097
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	53,000	48,545
5.05%, 3/15/42	93,000	74,654
		517,402
Food – 0.1%
Hershey (The) Co., 4.50%, 5/04/33	52,000	52,260
Mondelez International, Inc., 2.63%, 3/17/27	40,000	39,231
Post Holdings, Inc.,
6.38%, 3/01/33(b)	34,000	34,435
6.25%, 10/15/34(b)	12,000	12,140
		138,066
	Par(a)	Value
Gas & Water Utilities – 0.1%
American Water Capital Corp.,
4.45%, 6/01/32	$30,000	$29,972
5.15%, 3/01/34	5,000	5,152
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 5/20/27	41,000	41,151
9.38%, 6/01/28(b)	39,000	40,453
9.50%, 6/01/30	15,000	15,784

Atmos Energy Corp., 5.90%, 11/15/33	10,000	10,827
Essential Utilities, Inc., 5.38%, 1/15/34	25,000	25,671
National Fuel Gas Co., 5.95%, 3/15/35	45,000	46,948
ONE Gas, Inc., 4.25%, 9/01/32	25,000	24,757
Southern California Gas Co., 5.20%, 6/01/33	30,000	31,007
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	10,000	10,586
Southwest Gas Corp., 4.05%, 3/15/32	25,000	24,085
		306,393
Health Care Facilities & Services – 0.5%
Cardinal Health, Inc.,
4.70%, 11/15/26	70,000	70,453
5.35%, 11/15/34	50,000	51,470

Cencora, Inc., 2.70%, 3/15/31	90,000	82,730
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	28,000	27,682
CVS Health Corp., 5.45%, 9/15/35	100,000	102,110
DaVita, Inc.,
4.63%, 6/01/30(b)	59,000	56,974
6.88%, 9/01/32(b)	38,000	39,365
6.75%, 7/15/33(b)	15,000	15,553

Fortrea Holdings, Inc., 7.50%, 7/01/30(b)	49,000	47,042
HCA, Inc.,
3.50%, 9/01/30	50,000	48,039
5.45%, 4/01/31	111,000	115,528
3.63%, 3/15/32	91,000	85,642
5.60%, 4/01/34	179,000	186,332

MPH Acquisition Holdings LLC, 5.75%, 12/31/30(b)	15,169	13,773
Tenet Healthcare Corp.,
4.63%, 6/15/28	19,000	18,924
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
Tenet Healthcare Corp.,
4.38%, 1/15/30	$23,000	$22,447
UnitedHealth Group, Inc.,
2.00%, 5/15/30	125,000	113,618
4.50%, 4/15/33	21,000	20,826
Universal Health Services, Inc.,
2.65%, 10/15/30	22,000	19,966
2.65%, 1/15/32	68,000	59,595
		1,198,069
Home & Office Products – 0.0%(d)
Somnigroup International, Inc.,
4.00%, 4/15/29(b)	29,000	27,928
3.88%, 10/15/31(b)	19,000	17,555

Steelcase, Inc., 5.13%, 1/18/29	22,000	21,505
Whirlpool Corp.,
6.13%, 6/15/30	15,000	14,853
4.50%, 6/01/46	6,000	4,546
4.60%, 5/15/50	9,000	6,704
		93,091
Home Construction – 0.2%
Century Communities, Inc., 6.63%, 9/15/33(b)	10,000	9,970
Forestar Group, Inc., 6.50%, 3/15/33(b)	16,000	16,391
Lennar Corp., 5.00%, 6/15/27	35,000	35,252
Masco Corp., 3.50%, 11/15/27	45,000	44,360
NVR, Inc., 3.00%, 5/15/30	135,000	128,019
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	60,180
3.80%, 11/01/29	50,000	49,017
		343,189
Industrial Intermediate Products – 0.2%
Chart Industries, Inc., 7.50%, 1/01/30(b)	335,000	349,372
Enpro, Inc., 6.13%, 6/01/33(b)	5,000	5,115
Park-Ohio Industries, Inc., 8.50%, 8/01/30(b)	10,000	10,207
		364,694
Industrial Support Services – 0.1%
NESCO Holdings II, Inc., 5.50%, 4/15/29(b)	27,000	26,396
WW Grainger, Inc., 4.45%, 9/15/34	185,000	183,072
		209,468
	Par(a)	Value
Institutional Financial Services – 1.0%
Bank of New York Mellon (The) Corp., (SOFR + 1.17%), 4.54%, 2/01/29(h)	$50,000	$50,536
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	90,000	85,606
3.63%, 10/01/31(b)	10,000	8,938
Goldman Sachs Group (The), Inc.,
(SOFR + 0.79%), 1.09%, 12/09/26(h)	450,000	448,525
(SOFR + 0.80%), 1.43%, 3/09/27(h)	160,000	158,349
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(h)	50,000	49,518
(SOFR + 1.25%), 2.38%, 7/21/32(h)	205,000	182,681

Intercontinental Exchange, Inc., 1.85%, 9/15/32	125,000	106,274
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/33(b)	18,000	18,777
LPL Holdings, Inc., 5.65%, 3/15/35	80,000	81,652
Morgan Stanley,
(SOFR + 0.72%), 0.99%, 12/10/26(h)	170,000	169,458
3.95%, 4/23/27	12,000	11,971
(SOFR + 1.14%), 2.70%, 1/22/31(h)	37,000	34,635
(SOFR + 1.03%), 1.79%, 2/13/32(h)	414,000	362,077
(SOFR + 1.18%), 2.24%, 7/21/32(h)	53,000	46,917
(SOFR + 1.20%), 2.51%, 10/20/32(h)	223,000	199,374
(SOFR + 1.87%), 5.25%, 4/21/34(h)	110,000	113,528
(SOFR + 1.56%), 5.32%, 7/19/35(h)	70,000	71,990
(SOFR + 1.42%), 5.59%, 1/18/36(h)	35,000	36,655

Stonex Escrow Issuer LLC, 6.88%, 7/15/32(b)	35,000	36,211
StoneX Group, Inc., 7.88%, 3/01/31(b)	59,000	62,487
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	71,000	74,299
		2,410,458
Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/32(b)	10,000	10,256
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Insurance (Continued)
Allstate (The) Corp., 5.05%, 6/24/29	$65,000	$66,872
American International Group, Inc., 4.85%, 5/07/30	60,000	61,378
Aon Corp., 2.80%, 5/15/30	20,000	18,804
Arthur J Gallagher & Co.,
2.40%, 11/09/31	20,000	17,772
5.50%, 3/02/33	30,000	31,297
6.50%, 2/15/34	125,000	138,397

Assurant, Inc., 4.90%, 3/27/28	65,000	65,757
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	58,000	60,943
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(b)	45,000	46,177
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	90,074
4.20%, 3/17/32	75,000	72,485

CNA Financial Corp., 5.20%, 8/15/35	100,000	100,146
Marsh & McLennan Cos., Inc.,
2.38%, 12/15/31	410,000	365,010
5.75%, 11/01/32	50,000	53,634

Principal Financial Group, Inc., 5.38%, 3/15/33	18,000	18,742
Progressive (The) Corp., 3.20%, 3/26/30	32,000	30,807
Unum Group, 4.00%, 6/15/29	135,000	132,996
Willis North America, Inc., 5.35%, 5/15/33	140,000	144,703
		1,526,250
Internet Media & Services – 0.2%
Alphabet, Inc., 4.50%, 5/15/35	25,000	24,931
ANGI Group LLC, 3.88%, 8/15/28(b)	43,000	39,544
Getty Images, Inc.,
11.25%, 2/21/30(b)	11,000	10,918
10.50%, 11/15/30(b)	35,000	35,286

GrubHub Holdings, Inc., 6.00%, 7/31/30(b)(g)	56,000	47,185
Match Group Holdings II LLC, 4.13%, 8/01/30(b)	18,000	16,942
Meta Platforms, Inc.,
4.80%, 5/15/30	40,000	41,124
4.60%, 11/15/32	35,000	35,176
	Par(a)	Value
Internet Media & Services (Continued)

Uber Technologies, Inc., 4.80%, 9/15/34	$50,000	$50,009
VeriSign, Inc.,
2.70%, 6/15/31	150,000	135,930
5.25%, 6/01/32	30,000	30,726
		467,771
IT Services – 0.2%
Accenture Capital, Inc., 4.50%, 10/04/34	10,000	9,860
ASGN, Inc., 4.63%, 5/15/28(b)	18,000	17,678
CACI International, Inc., 6.38%, 6/15/33(b)	10,000	10,397
Conduent Business Services LLC, 6.00%, 11/01/29(b)	44,000	41,154
International Business Machines Corp.,
2.20%, 2/09/27	100,000	97,793
4.15%, 7/27/27	285,000	286,351

Leidos, Inc., 2.30%, 2/15/31	60,000	53,722
		516,955
Leisure Facilities & Services – 0.4%
Darden Restaurants, Inc.,
4.55%, 10/15/29	40,000	40,211
6.30%, 10/10/33	30,000	32,542

Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	44,000	45,553
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/01/29(b)	21,000	20,164
4.88%, 7/01/31(b)	42,000	38,831
6.63%, 1/15/32(b)	5,000	5,074
Hyatt Hotels Corp.,
5.75%, 1/30/27	30,000	30,515
5.38%, 12/15/31	90,000	92,177

Las Vegas Sands Corp., 6.00%, 8/15/29	25,000	26,041
Life Time, Inc., 6.00%, 11/15/31(b)	19,000	19,267
Light & Wonder International, Inc., 6.25%, 10/01/33(b)	10,000	9,956
Lindblad Expeditions LLC, 7.00%, 9/15/30(b)	25,000	25,462
Live Nation Entertainment, Inc., 3.75%, 1/15/28(b)	16,000	15,612
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Leisure Facilities & Services (Continued)
Marriott International, Inc.,
5.00%, 10/15/27	$35,000	$35,567
5.55%, 10/15/28	30,000	31,180
2.85%, 4/15/31	100,000	92,114
5.10%, 4/15/32	30,000	30,808
5.30%, 5/15/34	35,000	35,926

McDonald’s Corp., 4.60%, 9/09/32	284,000	288,145
Royal Caribbean Cruises Ltd., 5.38%, 1/15/36	45,000	45,305
Sabre GLBL, Inc., 11.25%, 12/15/27(b)	45,000	46,069
		1,006,519
Machinery – 0.1%
Eaton Corp., 4.15%, 3/15/33	20,000	19,728
IDEX Corp., 2.63%, 6/15/31	50,000	45,570
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	60,330
		125,628
Medical Equipment & Devices – 0.1%
Bausch + Lomb Corp., 8.38%, 10/01/28(b)	54,000	56,430
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	70,127
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	150,000	150,947
5.35%, 12/01/28	30,000	31,010
		308,514
Metals & Mining – 0.1%
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	34,831
Novelis Corp.,
4.75%, 1/30/30(b)	21,000	20,298
6.88%, 1/30/30(b)	58,000	60,206
6.38%, 8/15/33(b)	15,000	15,198

SunCoke Energy, Inc., 4.88%, 6/30/29(b)	46,000	42,949
		173,482
Oil & Gas Supply Chain – 1.2%
BKV Upstream Midstream LLC, 7.50%, 10/15/30	31,000	31,047
California Resources Corp.,
8.25%, 6/15/29(b)	87,000	90,503
7.00%, 1/15/34(b)	10,000	9,955

Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	41,420
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Cheniere Energy Partners L.P., 5.55%, 10/30/35(b)	$30,000	$30,701
Cheniere Energy, Inc., 5.65%, 4/15/34	30,000	31,029
Chevron USA, Inc., 4.98%, 4/15/35	190,000	195,212
Chord Energy Corp.,
6.00%, 10/01/30(b)	10,000	10,024
6.75%, 3/15/33(b)	37,000	37,784

CNX Midstream Partners L.P., 4.75%, 4/15/30(b)	5,000	4,786
CNX Resources Corp.,
6.00%, 1/15/29(b)	2,000	2,008
7.38%, 1/15/31(b)	15,000	15,527
7.25%, 3/01/32(b)	22,000	22,938
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	79,000	78,316
6.75%, 3/01/29(b)	24,000	23,764

ConocoPhillips Co., 5.05%, 9/15/33	20,000	20,621
CVR Energy, Inc., 8.50%, 1/15/29(b)	59,000	60,465
DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,571
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
8.63%, 3/15/29(b)	104,000	108,548
7.38%, 6/30/33(b)	10,000	10,145

Diamondback Energy, Inc., 5.40%, 4/18/34	105,000	107,042
Energy Transfer L.P.,
5.20%, 4/01/30	30,000	30,932
5.75%, 2/15/33	10,000	10,469
6.55%, 12/01/33	65,000	71,031
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	20,000	20,896
8.88%, 4/15/30	13,000	13,701
7.88%, 5/15/32	41,000	42,229
8.00%, 5/15/33	17,000	17,558

Global Partners L.P./GLP Finance Corp., 8.25%, 1/15/32(b)	39,000	40,772
Gulfport Energy Operating Corp., 6.75%, 9/01/29(b)	58,000	59,219
Hess Corp., 4.30%, 4/01/27	50,000	50,147
Kinder Morgan, Inc.,
1.75%, 11/15/26	60,000	58,620
5.00%, 2/01/29	120,000	122,683
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	$10,000	$10,139
Matador Resources Co., 6.88%, 4/15/28(b)	13,000	13,248
MPLX L.P.,
4.13%, 3/01/27	180,000	179,702
4.25%, 12/01/27	90,000	90,143
2.65%, 8/15/30	120,000	110,524
Northern Oil & Gas, Inc.,
8.75%, 6/15/31(b)	30,000	30,576
7.88%, 10/15/33(b)	15,000	14,610

Plains All American Pipeline L.P., 5.95%, 6/15/35	60,000	62,653
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	42,000	40,640
5.70%, 9/15/34	20,000	20,550

Sunoco L.P., 7.00%, 5/01/29(b)	28,000	29,105
Talos Production, Inc.,
9.00%, 2/01/29(b)	56,000	57,578
9.38%, 2/01/31(b)	43,000	43,976
Targa Resources Corp.,
5.20%, 7/01/27	160,000	162,438
5.50%, 2/15/35	40,000	40,725
5.55%, 8/15/35	75,000	76,589
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	46,000	46,044
4.88%, 2/01/31	20,000	20,046
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	11,000	11,839
8.38%, 6/01/31(b)	67,000	68,785
9.88%, 2/01/32(b)	64,000	68,362
Venture Global Plaquemines LNG LLC,
7.75%, 5/01/35(b)	38,000	42,880
6.75%, 1/15/36(b)	25,000	26,478

Western Midstream Operating L.P., 6.15%, 4/01/33	30,000	31,608
Williams (The) Cos., Inc., 2.60%, 3/15/31	125,000	113,545
		2,887,446
Oil, Gas Services & Equipment – 0.1%
Bristow Group, Inc., 6.88%, 3/01/28(b)	6,000	5,999
	Par(a)	Value
Oil, Gas Services & Equipment (Continued)
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	$49,000	$52,021
Noble Finance II LLC, 8.00%, 4/15/30(b)	78,000	80,952
Tidewater, Inc., 9.13%, 7/15/30(b)	29,000	30,953
USA Compression Partners L.P./USA Compression Finance Corp.,
7.13%, 3/15/29(b)	35,000	36,149
6.25%, 10/01/33(b)	10,000	10,038
		216,112
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/01/29(b)	83,000	81,444
McGraw-Hill Education, Inc., 7.38%, 9/01/31	26,000	26,682
Nexstar Media, Inc.,
5.63%, 7/15/27(b)	13,000	12,995
4.75%, 11/01/28(b)	76,000	74,806
Sinclair Television Group, Inc.,
5.50%, 3/01/30(b)	31,000	26,350
4.38%, 12/31/32(b)	18,000	13,140
9.75%, 2/15/33(b)	24,000	26,340
		261,757
Real Estate Investment Trusts – 0.6%
American Tower Corp.,
5.80%, 11/15/28	55,000	57,342
5.40%, 1/31/35	10,000	10,301
Crown Castle, Inc.,
3.65%, 9/01/27	80,000	79,174
3.80%, 2/15/28	17,000	16,813
2.10%, 4/01/31	80,000	70,144
Diversified Healthcare Trust,
7.25%, 10/15/30(b)	5,000	5,050
4.38%, 3/01/31	46,000	40,370

ERP Operating L.P., 4.65%, 9/15/34	40,000	39,667
Extra Space Storage L.P., 4.95%, 1/15/33	30,000	30,164
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 2/15/33	100,000	99,940
Host Hotels & Resorts L.P., 5.50%, 4/15/35	20,000	20,193
Iron Mountain, Inc., 5.25%, 3/15/28(b)	17,000	16,991
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Millrose Properties, Inc.,
6.38%, 8/01/30(b)	$34,000	$34,443
6.25%, 9/15/32(b)	28,000	28,134
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	22,000	21,167
4.63%, 8/01/29	97,000	79,308
8.50%, 2/15/32(b)	5,000	5,238

Omega Healthcare Investors, Inc., 5.20%, 7/01/30	100,000	101,470
Prologis L.P.,
4.88%, 6/15/28	20,000	20,436
4.75%, 6/15/33	40,000	40,415

Realty Income Corp., 4.75%, 2/15/29	90,000	91,663
RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	34,000	32,107
Simon Property Group L.P.,
1.38%, 1/15/27	10,000	9,682
5.50%, 3/08/33	40,000	42,174
4.75%, 9/26/34	50,000	49,685

Ventas Realty L.P., 5.10%, 7/15/32	80,000	82,015
VICI Properties L.P., 5.63%, 4/01/35	40,000	40,799
VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	48,346
Welltower OP LLC,
4.50%, 7/01/30	70,000	70,761
3.85%, 6/15/32	70,000	67,501
5.13%, 7/01/35	80,000	81,561
		1,433,054
Real Estate Owners & Developers – 0.0%(d)
Howard Hughes (The) Corp.,
4.13%, 2/01/29(b)	27,000	25,950
4.38%, 2/01/31(b)	32,000	30,170
		56,120
Real Estate Services – 0.0%(d)
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(b)	50,000	50,362
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(b)	50,000	54,443
		104,805
	Par(a)	Value
Retail - Consumer Staples – 0.0%(d)
Arko Corp., 5.13%, 11/15/29(b)	$44,000	$36,725
Kroger (The) Co., 5.00%, 9/15/34	50,000	50,409
		87,134
Retail - Discretionary – 0.4%
Advance Auto Parts, Inc.,
7.00%, 8/01/30(b)	80,000	80,719
7.38%, 8/01/33(b)	28,000	28,350
AutoZone, Inc.,
4.50%, 2/01/28	40,000	40,344
5.40%, 7/15/34	20,000	20,671
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
8.25%, 1/15/30(b)	26,000	26,535
8.00%, 2/15/31(b)	32,000	32,523
8.38%, 6/15/32(b)	42,000	43,025
Bath & Body Works, Inc.,
6.88%, 11/01/35	66,000	69,003
6.75%, 7/01/36	60,000	62,102
Builders FirstSource, Inc.,
6.38%, 6/15/32(b)	25,000	25,909
6.75%, 5/15/35(b)	45,000	47,248

Gap (The), Inc., 3.88%, 10/01/31(b)	38,000	34,608
Kohl’s Corp.,
10.00%, 6/01/30	23,000	24,983
5.13%, 5/01/31	58,000	44,944
Lowe’s Cos., Inc.,
3.35%, 4/01/27	25,000	24,760
3.10%, 5/03/27	45,000	44,382
2.63%, 4/01/31	10,000	9,144
Macy’s Retail Holdings LLC,
6.13%, 3/15/32(b)	27,000	27,130
7.38%, 8/01/33(b)	35,000	36,882

Patrick Industries, Inc., 6.38%, 11/01/32(b)	32,000	32,627
QVC, Inc., 6.88%, 4/15/29(b)	80,000	36,800
QXO Building Products, Inc., 6.75%, 4/30/32(b)	66,000	68,327
		861,016
Semiconductors – 0.1%
Analog Devices, Inc.,
1.70%, 10/01/28	40,000	37,544
2.10%, 10/01/31	30,000	26,491
Broadcom, Inc.,
4.00%, 4/15/29(b)	5,000	4,977
5.05%, 4/15/30	26,000	26,878
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Semiconductors (Continued)

Intel Corp., 3.75%, 3/25/27	$50,000	$49,687
Texas Instruments, Inc.,
1.90%, 9/15/31	54,000	47,748
4.90%, 3/14/33	25,000	25,786
4.85%, 2/08/34	60,000	61,505
		280,616
Software – 0.3%
Autodesk, Inc., 5.30%, 6/15/35	50,000	51,304
CoreWeave, Inc.,
9.25%, 6/01/30(b)	86,000	86,836
9.00%, 2/01/31(b)	38,000	38,111

Fortinet, Inc., 2.20%, 3/15/31	10,000	8,935
Intuit, Inc., 5.20%, 9/15/33	100,000	104,543
Oracle Corp.,
4.45%, 9/26/30	55,000	54,546
5.25%, 2/03/32	60,000	61,083
4.80%, 9/26/32	45,000	44,537
5.50%, 8/03/35	95,000	96,084
5.20%, 9/26/35	110,000	108,329

Pagaya U.S. Holdings Co. LLC, 8.88%, 8/01/30(b)	45,000	40,740
Roper Technologies, Inc.,
4.50%, 10/15/29	60,000	60,523
5.10%, 9/15/35	20,000	20,130
		775,701
Specialty Finance – 1.7%
American Express Co.,
(SOFR + 1.22%), 4.92%, 7/20/33(h)	55,000	56,036
(SOFR Index + 1.32%), 5.44%, 1/30/36(h)	90,000	93,674
(SOFR + 1.24%), 4.80%, 10/24/36(h)	135,000	133,453

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	29,000	27,912
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)	33,000	34,776
Boost Newco Borrower LLC, 7.50%, 1/15/31(b)	1,120,000	1,189,854
Bread Financial Holdings, Inc., 9.75%, 3/15/29(b)	87,000	92,863
Broadridge Financial Solutions, Inc., 2.60%, 5/01/31	10,000	9,062
Burford Capital Global Finance LLC,
6.25%, 4/15/28(b)	14,000	13,905
	Par(a)	Value
Specialty Finance (Continued)
Burford Capital Global Finance LLC,
6.88%, 4/15/30(b)	$28,000	$27,859
9.25%, 7/01/31(b)	48,000	49,679
7.50%, 7/15/33	11,000	10,860
Capital One Financial Corp.,
(SOFR + 2.44%), 7.15%, 10/29/27(h)	110,000	112,995
(SOFR + 2.64%), 6.31%, 6/08/29(h)	78,000	81,753
(SOFR + 1.56%), 5.46%, 7/26/30(h)	80,000	82,844
Credit Acceptance Corp.,
9.25%, 12/15/28(b)	36,000	37,754
6.63%, 3/15/30(b)	25,000	24,988
Enova International, Inc.,
11.25%, 12/15/28(b)	44,000	46,695
9.13%, 8/01/29(b)	17,000	17,816

Equifax, Inc., 4.80%, 9/15/29	65,000	65,954
EZCORP, Inc., 7.38%, 4/01/32(b)	15,000	15,844
FactSet Research Systems, Inc.,
2.90%, 3/01/27	150,000	147,407
3.45%, 3/01/32	72,000	66,488

Fair Isaac Corp., 6.00%, 5/15/33(b)	15,000	15,268
FirstCash, Inc.,
5.63%, 1/01/30(b)	11,000	11,017
6.88%, 3/01/32(b)	30,000	31,129
Fiserv, Inc.,
5.38%, 8/21/28	30,000	30,627
5.60%, 3/02/33	150,000	154,368
5.45%, 3/15/34	30,000	30,448

FTAI Aviation Investors LLC, 7.88%, 12/01/30(b)	10,000	10,627
LD Holdings Group LLC, 6.13%, 4/01/28(b)	65,000	60,480
Mastercard, Inc.,
1.90%, 3/15/31	22,000	19,666
4.95%, 3/15/32	90,000	93,343
4.55%, 1/15/35	50,000	49,930

MGIC Investment Corp., 5.25%, 8/15/28	7,000	7,000
OneMain Finance Corp.,
7.88%, 3/15/30	60,000	63,236
7.50%, 5/15/31	65,000	67,895
7.13%, 11/15/31	12,000	12,435
PennyMac Financial Services, Inc.,
7.13%, 11/15/30(b)	31,000	32,456
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
PennyMac Financial Services, Inc.,
5.75%, 9/15/31(b)	$49,000	$48,883
6.88%, 5/15/32(b)	39,000	40,680
6.88%, 2/15/33(b)	18,000	18,620
6.75%, 2/15/34(b)	5,000	5,125
Rithm Capital Corp.,
8.00%, 4/01/29(b)	64,000	65,298
8.00%, 7/15/30(b)	15,000	15,205
Rocket Cos, Inc.,
6.50%, 8/01/29(b)	32,000	33,191
6.13%, 8/01/30(b)	15,000	15,473
6.38%, 8/01/33(b)	15,000	15,626

Rocket Mortgage LLC/Rocket Mortgage Co., 3.88%, 3/01/31(b)	44,000	41,362
S&P Global, Inc.,
1.25%, 8/15/30	110,000	96,153
2.90%, 3/01/32	90,000	82,742

SLM Corp., 6.50%, 1/31/30	27,000	27,994
Starwood Property Trust, Inc.,
7.25%, 4/01/29(b)	40,000	42,129
6.00%, 4/15/30(b)	10,000	10,213
6.50%, 10/15/30(b)	20,000	20,809

Synchrony Financial, 7.25%, 2/02/33	69,000	73,142
United Wholesale Mortgage LLC, 5.50%, 4/15/29(b)	59,000	58,106
UWM Holdings LLC,
6.63%, 2/01/30(b)	67,000	68,259
6.25%, 3/15/31(b)	15,000	14,973
		3,924,379
Steel – 0.1%
Cleveland-Cliffs, Inc.,
7.50%, 9/15/31(b)	40,000	41,873
7.38%, 5/01/33(b)	47,000	48,625
7.63%, 1/15/34(b)	72,000	74,856

Reliance, Inc., 2.15%, 8/15/30	40,000	36,104
		201,458
Technology Hardware – 0.6%
Apple, Inc., 3.35%, 8/08/32	25,000	23,859
CDW LLC/CDW Finance Corp.,
5.10%, 3/01/30	10,000	10,198
3.57%, 12/01/31	230,000	214,438
Cisco Systems, Inc.,
4.95%, 2/24/32	60,000	61,919
	Par(a)	Value
Technology Hardware (Continued)
Cisco Systems, Inc.,
5.05%, 2/26/34	$45,000	$46,390
CommScope LLC,
8.25%, 3/01/27(b)	81,000	81,528
7.13%, 7/01/28(b)	50,000	50,151
9.50%, 12/15/31(b)	22,000	22,409

Diebold Nixdorf, Inc., 7.75%, 3/31/30(b)	49,000	51,889
Jabil, Inc.,
4.25%, 5/15/27	70,000	70,010
5.45%, 2/01/29	30,000	30,972
Motorola Solutions, Inc.,
4.60%, 5/23/29	180,000	181,991
2.75%, 5/24/31	40,000	36,677
5.60%, 6/01/32	50,000	52,599
5.40%, 4/15/34	70,000	72,488
5.55%, 8/15/35	60,000	62,475

NCR Atleos Corp., 9.50%, 4/01/29(b)	41,000	44,277
NetApp, Inc., 5.70%, 3/17/35	44,000	46,048
Teledyne FLIR LLC, 2.50%, 8/01/30	40,000	36,923
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	27,676
Viasat, Inc.,
6.50%, 7/15/28(b)	19,000	18,441
7.50%, 5/30/31(b)	61,000	57,239

Western Digital Corp., 3.10%, 2/01/32	20,000	18,216
		1,318,813
Telecommunications – 1.0%
AT&T, Inc.,
4.35%, 3/01/29	2,000	2,006
4.55%, 11/01/32	200,000	198,573

EchoStar Corp., 10.75%, 11/30/29	53,303	58,680
Frontier Communications Holdings LLC, 8.75%, 5/15/30(b)	1,318,000	1,378,769
GCI LLC, 4.75%, 10/15/28(b)	57,000	55,625
Level 3 Financing, Inc.,
4.25%, 7/01/28(b)	27,000	25,515
4.50%, 4/01/30(b)	60,000	55,425
3.88%, 10/15/30(b)	32,000	28,670
4.00%, 4/15/31(b)	5,425	4,842
6.88%, 6/30/33(b)	45,000	46,093
7.00%, 3/31/34(b)	20,000	20,548
Lumen Technologies, Inc.,
4.13%, 4/15/30(b)	267	264
10.00%, 10/15/32(b)	6,000	6,060
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Telecommunications (Continued)

Sprint Capital Corp., 8.75%, 3/15/32	$30,000	$36,496
T-Mobile USA, Inc.,
2.88%, 2/15/31	99,000	91,462
5.15%, 4/15/34	45,000	45,951
4.70%, 1/15/35	110,000	107,878
5.30%, 5/15/35	90,000	92,056

Verizon Communications, Inc., 5.25%, 4/02/35	95,000	96,085
WULF Compute LLC, 7.75%, 10/15/30(b)	68,000	70,644
		2,421,642
Tobacco & Cannabis – 0.5%
Altria Group, Inc.,
6.20%, 11/01/28	110,000	115,978
3.40%, 5/06/30	30,000	28,826
2.45%, 2/04/32	190,000	166,966
6.88%, 11/01/33	110,000	123,718
5.25%, 8/06/35	45,000	45,385
Philip Morris International, Inc.,
3.38%, 8/15/29	15,000	14,590
5.63%, 11/17/29	204,000	214,043
2.10%, 5/01/30	60,000	54,763
5.75%, 11/17/32	25,000	26,615
5.38%, 2/15/33	50,000	52,071
5.63%, 9/07/33	90,000	95,209
4.90%, 11/01/34	100,000	100,617

Turning Point Brands, Inc., 7.63%, 3/15/32(b)	13,000	13,764
		1,052,545
Transportation & Logistics – 0.1%
American Airlines, Inc.,
7.25%, 2/15/28(b)	76,000	77,763
8.50%, 5/15/29(b)	20,000	20,865

Clue Opco LLC, 9.50%, 10/15/31(b)	42,000	42,814
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31(b)	76,000	74,700
United Parcel Service, Inc., 4.45%, 4/01/30	15,000	15,269
		231,411
Transportation Equipment – 0.0%(d)
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	60,000	63,026
Total Corporate Bonds (Cost $37,211,027)		37,886,455
	Par(a)	Value

Foreign Issuer Bonds – 2.5%
Australia – 0.2%
BHP Billiton Finance USA Ltd., 4.75%, 2/28/28	$270,000	$274,051
Fortescue Treasury Pty. Ltd.,
4.38%, 4/01/31(b)	12,000	11,615
6.13%, 4/15/32(b)	42,000	43,826

Mineral Resources Ltd., 7.00%, 4/01/31(b)	28,000	28,987
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	8,000	8,632
Rio Tinto Finance USA PLC, 5.25%, 3/14/35	70,000	72,414
		439,525
Austria – 0.0%(d)
ams-OSRAM A.G., 12.25%, 3/30/29(b)	17,000	18,293
Bermuda – 0.0%(d)
RenaissanceRe Holdings Ltd., 5.75%, 6/05/33	81,000	84,756
Brazil – 0.1%
Karoon USA Finance, Inc., 10.50%, 5/14/29(b)	18,000	18,536
Klabin Austria GmbH,
3.20%, 1/12/31(b)	37,000	33,385
7.00%, 4/03/49(b)	44,000	46,517
		98,438
Canada – 0.5%
Bank of Montreal, 5.72%, 9/25/28	50,000	52,189
Brookfield Finance, Inc., 5.33%, 1/15/36	70,000	70,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
6.25%, 9/15/27(b)	3,000	3,000
4.88%, 2/15/30(b)	40,000	36,955

Canadian Imperial Bank of Commerce, (SOFR + 1.34%), 4.63%, 9/11/30(h)	25,000	25,282
Canadian National Railway Co., 3.85%, 8/05/32	60,000	57,880
CGI, Inc., 4.95%, 3/14/30(b)	100,000	101,413
Champion Iron Canda, Inc., 7.88%, 7/15/32(b)	45,000	47,179
Enbridge, Inc., 5.63%, 4/05/34	35,000	36,529
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	23,495
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)
Fairfax Financial Holdings Ltd.,
5.63%, 8/16/32	$70,000	$73,079
6.00%, 12/07/33	181,000	192,567
goeasy Ltd.,
9.25%, 12/01/28(b)	14,000	14,513
7.63%, 7/01/29(b)	65,000	65,471
6.88%, 5/15/30(b)	20,000	19,656
7.38%, 10/01/30(b)	12,000	11,973

Greenfire Resources Ltd., 12.00%, 10/01/28(b)	20,000	21,036
MEG Energy Corp., 5.88%, 2/01/29(b)	19,000	19,014
New Flyer Holdings, Inc., 9.25%, 7/01/30(b)	35,000	37,266
New Gold, Inc., 6.88%, 4/01/32(b)	5,000	5,229
Parkland Corp., 6.63%, 8/15/32(b)	18,000	18,376
RB Global Holdings, Inc., 6.75%, 3/15/28(b)	20,000	20,421
Royal Bank of Canada,
5.20%, 8/01/28	40,000	41,217
(SOFR + 0.83%), 4.97%, 1/24/29(h)	80,000	81,341

Taseko Mines Ltd., 8.25%, 5/01/30(b)	46,000	48,634
Toronto-Dominion Bank (The), 4.69%, 9/15/27	40,000	40,455
		1,164,670
Colombia – 0.0%(d)
Aris Mining Corp., 8.00%, 10/31/29(b)	31,000	32,243
Congo – 0.0%(d)
Ivanhoe Mines Ltd., 7.88%, 1/23/30(b)	50,000	51,536
Finland – 0.0%(d)
Amer Sports Co., 6.75%, 2/16/31(b)	20,000	20,819
France – 0.0%(d)
Vallourec SACA, 7.50%, 4/15/32(b)	25,000	26,572
Viridien, 10.00%, 10/15/30(b)	10,000	10,478
		37,050
	Par(a)	Value
Germany – 0.0%(d)
IHO Verwaltungs GmbH,
(100% Cash), 7.75%, 11/15/30(b)(g)	$35,000	$36,259
(100% Cash), 8.00%, 11/15/32(b)(g)	42,000	43,792
		80,051
Greece – 0.0%(d)
Danaos Corp., 6.88%, 10/15/32	33,000	32,451
Guatemala – 0.1%
Millicom International Cellular S.A.,
4.50%, 4/27/31(b)	55,000	51,374
7.38%, 4/02/32(b)	82,000	85,634
		137,008
India – 0.0%(d)
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	74,000	73,172
Indonesia – 0.0%(d)
Nickel Industries Ltd., 9.00%, 9/30/30(b)	50,000	51,791
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34	300,000	298,657
Israel – 0.0%(d)
Energean PLC, 6.50%, 4/30/27(b)	14,000	13,965
Ivory Coast – 0.0%(d)
Endeavour Mining PLC, 7.00%, 5/28/30	36,000	37,084
Japan – 0.5%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	70,000	68,585
4.69%, 7/08/30	110,000	111,095
5.34%, 7/08/35	120,000	123,004
Kioxia Holdings Corp.,
6.25%, 7/24/30	81,000	83,631
6.63%, 7/24/33	11,000	11,474

Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(h)	275,000	269,071
Mizuho Financial Group, Inc., (1Y US Treasury CMT + 0.92%), 4.71%, 7/08/31(h)	200,000	202,396
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Japan (Continued)
Nissan Motor Co. Ltd.,
7.50%, 7/17/30	$22,000	$23,021
7.75%, 7/17/32	50,000	52,796
8.13%, 7/17/35(b)	78,000	82,957
Rakuten Group, Inc.,
11.25%, 2/15/27(b)	13,000	14,038
9.75%, 4/15/29(b)	114,000	127,866
		1,169,934
Jersey, C.I. – 0.0%(d)
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(b)	72,000	64,034
Nigeria – 0.0%(d)
IHS Holding Ltd., 8.25%, 11/29/31	26,000	27,048
South Africa – 0.1%
Stillwater Mining Co.,
4.00%, 11/16/26(b)	42,000	41,444
4.50%, 11/16/29(b)	54,000	50,487
		91,931
Spain – 0.1%
Banco Bilbao Vizcaya Argentaria S.A., (5Y US Treasury CMT + 3.25%), 7.75%, 1/14/32(h)(j)	61,000	65,083
Grifols S.A., 4.75%, 10/15/28(b)	41,000	39,644
		104,727
Turkey – 0.1%
Eldorado Gold Corp., 6.25%, 9/01/29(b)	49,000	49,100
Sisecam UK PLC,
8.25%, 5/02/29(b)	25,000	25,593
8.63%, 5/02/32(b)	65,000	66,949
		141,642
United Kingdom – 0.6%
BAT Capital Corp.,
6.34%, 8/02/30	96,000	103,454
4.63%, 3/22/33	120,000	118,552
5.63%, 8/15/35	70,000	72,717

BAT International Finance PLC, 4.45%, 3/16/28	20,000	20,111
Belron UK Finance PLC, 5.75%, 10/15/29(b)	23,000	23,303
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 9/15/29(b)	35,000	37,062
Diageo Capital PLC, 5.50%, 1/24/33	260,000	274,399
	Par(a)	Value
United Kingdom (Continued)
HSBC Holdings PLC,
(SOFR + 1.97%), 6.16%, 3/09/29(h)	$200,000	$208,367
(SOFR + 1.29%), 5.29%, 11/19/30(h)	400,000	412,528

Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	81,000	84,925
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(b)	16,000	15,775
Zegona Finance PLC, 8.63%, 7/15/29(b)	68,000	72,246
		1,443,439
Zambia – 0.1%
First Quantum Minerals Ltd.,
9.38%, 3/01/29(b)	41,000	43,383
8.63%, 6/01/31(b)	60,000	62,838
8.00%, 3/01/33(b)	29,000	30,821
7.25%, 2/15/34	11,000	11,423
		148,465
Total Foreign Issuer Bonds (Cost $5,739,374)		5,862,729

Mortgage-Backed Securities – 14.1%
Federal National Mortgage Association – 0.0%(d)
Pool,
4.50%, 1/01/49	6,672	6,612
2.50%, 11/01/50	60,553	51,793
		58,405
Government National Mortgage Association – 1.3%
Pool,
2.00%, 11/01/52(i)	925,000	769,164
2.50%, 11/01/52(i)	300,000	259,629
4.50%, 11/01/52(i)	225,000	219,562
6.50%, 11/01/53(i)	75,000	77,324
4.00%, 11/01/54(i)	150,000	141,845
3.00%, 11/01/55(i)	425,000	381,836
3.50%, 11/01/55(i)	250,000	228,805
5.00%, 11/01/55(i)	275,000	274,132
5.50%, 11/01/55(i)	375,000	378,092
6.00%, 11/01/55(i)	325,000	330,753
		3,061,142
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Government National Mortgage Association II – 0.0%(d)
Pool, 2.50%, 12/20/46 - 1/20/51	$138,836	$118,960
Uniform Mortgage-Backed Securities – 3.3%
Pool,
2.00%, 11/01/38 - 11/01/52(i)	1,875,000	1,563,940
2.50%, 11/01/38 - 11/01/52(i)	2,015,000	1,751,712
3.00%, 11/01/38 - 11/01/52(i)	850,000	762,069
3.50%, 11/01/38 - 11/01/52(i)	625,000	577,330
4.00%, 11/01/40 - 11/01/52(i)	700,000	666,745
4.50%, 11/01/53(i)	325,000	316,752
5.00%, 11/01/53(i)	450,000	447,699
5.50%, 11/01/53(i)	625,000	631,435
6.00%, 11/01/54(i)	575,000	587,970
6.50%, 11/01/55(i)	325,000	336,533
		7,642,185
Whole Loan – 9.5%
FHLMC STACR REMIC Trust,
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 6.83%, 1/25/51(b)(k)	700,000	733,250
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 8.93%, 1/25/51(b)(k)	740,000	820,335
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.58%, 8/25/33(b)(k)	700,000	772,191
Series 2021-DNA3, Class B1, (30D Average SOFR + 3.50%), 7.68%, 10/25/33(b)(k)	250,000	279,845
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 7.23%, 1/25/34(b)(k)	784,414	834,926
Series 2021-DNA5, Class B2, (30D Average SOFR + 5.50%), 9.68%, 1/25/34(b)(k)	250,000	299,216
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 7.58%, 10/25/41(b)(k)	530,000	541,253
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-HQA1, Class B1, (30D Average SOFR + 3.00%), 7.18%, 8/25/33(b)(k)	$629,000	$683,446
Series 2021-HQA2, Class B1, (30D Average SOFR + 3.15%), 7.33%, 12/25/33(b)(k)	400,000	441,252
Series 2021-HQA2, Class B2, (30D Average SOFR + 5.45%), 9.63%, 12/25/33(b)(k)	200,000	236,622
Series 2021-HQA3, Class B1, (30D Average SOFR + 3.35%), 7.53%, 9/25/41(b)(k)	800,000	813,248
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 6.28%, 9/25/41(b)(k)	355,000	357,552
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 7.93%, 12/25/41(b)(k)	750,000	768,517
Series 2022-DNA1, Class B1, (30D Average SOFR + 3.40%), 7.58%, 1/25/42(b)(k)	250,000	256,267
Series 2022-DNA1, Class M2, (30D Average SOFR + 2.50%), 6.68%, 1/25/42(b)(k)	250,000	254,303
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 7.93%, 2/25/42(b)(k)	300,000	310,235
Series 2022-DNA3. Class M2, (30D Average SOFR + 4.35%), 8.53%, 4/25/42(b)(k)	521,000	545,319
Series 2022-DNA4, Class M2, (30D Average SOFR + 5.25%), 9.43%, 5/25/42(b)(k)	550,000	584,034
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 11.18%, 3/25/52(b)(k)	500,000	552,970
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 9.43%, 3/25/42(b)(k)	788,000	829,866
Series 2022-HQA2, Class M2, (30D Average SOFR + 6.00%), 10.18%, 7/25/42(b)(k)	485,000	522,132
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2023-HQA3, Class M2, 7.53%, 11/25/43(b)(k)	$500,000	$526,815
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 7.83%, 11/25/41(b)(k)	860,000	881,939
FNMA Connecticut Avenue Securities,
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%), 7.55%, 1/25/40(b)(k)	100,870	103,388
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 8.12%, 2/25/40(b)(k)	925,000	957,609
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 7.28%, 10/25/41(b)(k)	855,200	872,261
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 7.48%, 11/25/41(b)(k)	750,000	766,372
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%), 6.93%, 12/25/41(b)(k)	900,000	917,012
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 7.33%, 12/25/41(b)(k)	802,000	820,031
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 8.68%, 1/25/42(b)(k)	786,000	815,450
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 7.18%, 1/25/42(b)(k)	701,348	716,940
Series 2022-R03, Class 1B1, (30D Average SOFR + 6.25%), 10.43%, 3/25/42(b)(k)	635,000	677,469
Series 2022-R04, Class 1B1, (30D Average SOFR + 5.25%), 9.43%, 3/25/42(b)(k)	250,000	263,625
Series 2022-R05, Class 2M2, (30D Average SOFR + 3.00%), 7.18%, 4/25/42(b)(k)	540,000	553,333
Series 2022-R06, Class 1B1, (30D Average SOFR + 6.35%), 10.53%, 5/25/42(b)(k)	290,000	312,264
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R07, Class 1B1, 10.98%, 6/25/42(b)(k)	$500,000	$544,353
Series 2022-R08, Class 1B1, (30D Average SOFR + 5.60%), 9.78%, 7/25/42(b)(k)	235,000	252,057
Series 2024-R02, Class 1B1, (30D Average SOFR + 2.50%), 6.68%, 2/25/44(b)(k)	345,000	352,932
Series 2024-R06, Class 1B1, (30D Average SOFR + 2.05%), 6.23%, 9/25/44(b)(k)	250,000	250,941
		22,021,570
Total Mortgage-Backed Securities (Cost $32,751,279)		32,902,262

	Number of Shares
Preferred Stocks – 1.3%
Specialty Finance – 1.3%
Adamas Trust, Inc., (3M USD LIBOR + 6.43%), 11.25%(k)	2,103	52,890
Adamas Trust, Inc. (NASDAQ Exchange), (SOFR + 6.13%), 6.88%(k)	21,682	481,774
AGNC Investment Corp., (3M CME Term SOFR + 4.96%), 8.85%(k)	23,314	579,586
AGNC Investment Corp. (NASDAQ Exchange), (3M CME Term SOFR + 5.25%), 9.14%(k)	3,228	81,120
MFA Financial, Inc., (3M CME Term SOFR + 5.61%), 9.49%(k)	31,438	746,653
Redwood Trust, Inc., (5Y US Treasury CMT + 6.28%), 10.00%(k)	7,133	175,115
Rithm Capital Corp., (3M CME Term SOFR + 5.90%), 9.79%(k)	5,335	133,588
Rithm Capital Corp. (New York Exchange), (3M CME Term SOFR + 5.23%), 9.12%(k)	28,302	693,116
Total Preferred Stocks (Cost $2,641,822)		2,943,842
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value

Rights – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Albireo Pharma, Inc. CVR(e)(l)*	21,904	$60,689
Concert Pharmaceuticals, Inc. CVR(e)(l)*	97,290	46,359
		107,048
Forestry, Paper & Wood Products – 0.0%(d)
Resolute Forest Products, Inc. CVR(e)(l)*	44,100	69,969
Medical Equipment & Devices – 0.0%(d)
ABIOMED, Inc. CVR(e)(l)*	8,954	14,327
Total Rights (Cost $—)		191,344

Warrants – 0.0%(d)
Retail - Discretionary – 0.0%(d)
GameStop Corp.*	1,410	4,231
Total Warrants (Cost $—)		4,231

	Par(a)/Number of Shares
Short-Term Investments – 18.6%
Convertible Bonds – 3.1%
CenterPoint Energy, Inc., 4.25%, 8/15/26(c)	$623,000	685,300
Dayforce, Inc., 0.25%, 3/15/26(c)	331,000	324,711
Duke Energy Corp., (30D Average SOFR + 6.80%), 4.13%, 4/15/26(c)	673,000	724,485
Enphase Energy, Inc., 0.00%, 3/01/26(f)	252,000	246,658
fuboTV, Inc., 3.25%, 2/15/26	695,000	688,050
Haemonetics Corp., 0.00%, 3/01/26(f)	390,000	383,682
Jamf Holding Corp., 0.13%, 9/01/26	79,000	76,867
Mitek Systems, Inc., 0.75%, 2/01/26	141,000	138,885
Peloton Interactive, Inc., 0.00%, 2/15/26(f)	126,000	123,165
PennyMac Corp., 5.50%, 3/15/26(c)	741,000	736,554
Summit Hotel Properties, Inc., 1.50%, 2/15/26(c)	1,156,000	1,138,660
	Par(a)/Number of Shares	Value
Convertible Bonds (Continued)
Two Harbors Investment Corp., 6.25%, 1/15/26(c)	$1,249,000	$1,240,881
XPLR Infrastructure L.P., 0.00%, 11/15/25(b)(c)(f)	664,000	662,340
		7,170,238
Corporate Bonds – 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 8/15/26(b)	82,000	75,440
Ares Capital Corp., 2.15%, 7/15/26	48,000	47,260
AT&T, Inc., (30D Average SOFR + 3.35%), 1.70%, 3/25/26	373,000	369,351
AutoZone, Inc., 5.05%, 7/15/26*	120,000	120,764
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26(b)	17,000	16,952
Charles Schwab (The) Corp.,
1.15%, 5/13/26	50,000	49,241
5.88%, 8/24/26	75,000	75,987

Duke Energy Corp., 2.65%, 9/01/26	100,000	98,795
Equinix, Inc., 1.45%, 5/15/26	70,000	68,945
Golub Capital BDC, Inc., 2.50%, 8/24/26	10,000	9,823
Jabil, Inc., 1.70%, 4/15/26	65,000	64,266
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(b)	9,000	9,118
ONEOK, Inc., 5.85%, 1/15/26	77,000	77,142
Oracle Corp., 1.65%, 3/25/26	180,000	178,243
Ovintiv, Inc., 5.38%, 1/01/26	10,000	9,990
PPG Industries, Inc., 1.20%, 3/15/26	165,000	163,155
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	19,875
WEC Energy Group, Inc., 5.60%, 9/12/26	7,000	7,079
		1,461,426
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)/Number of Shares	Value
Foreign Issuer Bonds – 0.1%
Bank of Nova Scotia (The), 1.35%, 6/24/26	$44,000	$43,263
Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	200,033
		243,296
Money Market Fund – 6.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.91%(m)	15,466,374	15,466,374
U.S. Treasury Bills – 8.2%
U.S. Treasury Bill, 3.91%, 11/25/25(n)	19,162,000	19,116,576
Total Short-Term Investments (Cost $43,357,683)		43,457,910

Number of Contracts		Notional Amount
Purchased Options – 0.0%(d)
Call Options - Exchange Traded – 0.0%(d)
STAAR Surgical Co., Strike Price USD 30.00, Expires 11/21/25	34	87,958	1,360
Put Options - Exchange Traded – 0.0%(d)
Akero Therapeutics, Inc.,
Strike Price USD 47.50, Expires 2/20/26	68	368,560	1,190
Strike Price USD 52.50, Expires 2/20/26	68	368,560	1,700
Strike Price USD 50.00, Expires 1/16/26	60	325,200	1,050
Avidity Biosciences, Inc.,
Strike Price USD 60.00, Expires 1/16/26	51	356,235	1,530
Strike Price USD 65.00, Expires 1/16/26	27	188,595	1,350
Hillenbrand, Inc.,
Strike Price USD 25.00, Expires 4/17/26	54	170,640	1,620
Strike Price USD 30.00, Expires 1/16/26	59	186,440	1,475
Strike Price USD 25.00, Expires 1/16/26	1	3,160	13
Hologic, Inc., Strike Price USD 72.50, Expires 3/20/26	50	369,550	2,625
Merus N.V., Strike Price USD 65.00, Expires 3/20/26	78	739,908	4,485
Metsera, Inc.,
Strike Price USD 45.00, Expires 11/21/25	15	94,560	75
Number of Contracts		Notional Amount	Value
Put Options - Exchange Traded (Continued)
Strike Price USD 45.00, Expires 2/20/26	69	434,976	$1,035
Strike Price USD 50.00, Expires 2/20/26	69	434,976	4,140
STAAR Surgical Co., Strike Price USD 25.00, Expires 11/21/25	14	36,218	1,750
Synovus Financial Corp., Strike Price USD 50.00, Expires 11/21/25	139	620,496	83,400
Teck Resources Ltd., Strike Price USD 35.00, Expires 1/16/26	182	1,093,820	10,010
			117,448
Total Purchased Options (Premiums Paid $119,590)			118,808
Total Long Positions – 103.5% (Cost $230,648,416)			241,164,230

	Number of Shares	Value
Short Positions – (16.3)%(o)
Warrants - (0.0)%(d)
GameStop Corp.	(1,027)	(3,081)
Total Warrants (Proceeds $—)		(3,081)

Common Stocks – (16.3)%
Apparel & Textile Products – (0.7)%
Gildan Activewear, Inc. (Canada)	(25,808)	(1,504,348)
Asset Management – (1.7)%
Affiliated Managers Group, Inc.	(2,346)	(558,254)
Apollo Global Management, Inc.	(5,017)	(623,663)
Ares Management Corp., Class A	(4,464)	(663,841)
IREN Ltd. (Australia)	(7,626)	(463,280)
KKR & Co., Inc.	(3,915)	(463,262)
Terawulf, Inc.	(55,804)	(864,962)
WisdomTree, Inc.	(16,957)	(202,806)
(3,840,068)
Automotive – (0.1)%
indie Semiconductor, Inc., Class A (China)	(27,571)	(148,332)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Banking – (1.3)%
Fifth Third Bancorp	(51,556)	$(2,145,761)
Huntington Bancshares, Inc.	(53,343)	(823,615)
(2,969,376)
Biotechnology & Pharmaceuticals – (1.0)%
Ascendis Pharma A/S ADR (Denmark)	(1,655)	(333,648)
BioCryst Pharmaceuticals, Inc.	(20,894)	(152,944)
Bridgebio Pharma, Inc.	(4,823)	(302,113)
Celcuity, Inc.	(1,046)	(80,709)
Collegium Pharmaceutical, Inc.	(11,463)	(412,668)
Ionis Pharmaceuticals, Inc.	(3,385)	(251,506)
Jazz Pharmaceuticals PLC	(3,202)	(440,723)
Mirum Pharmaceuticals, Inc.	(4,579)	(332,664)
Pacira BioSciences, Inc.	(4,250)	(90,865)
(2,397,840)
Cable & Satellite – (0.1)%
Sirius XM Holdings, Inc.	(10,502)	(227,788)
Chemicals – (0.4)%
Albemarle Corp.	(10,037)	(985,934)
Commercial Support Services – (0.3)%
Alarm.com Holdings, Inc.	(2,289)	(112,665)
CSG Systems International, Inc.	(6,997)	(547,655)
(660,320)
E-Commerce Discretionary – (0.3)%
Wayfair, Inc., Class A	(6,213)	(643,108)
Electric Utilities – (0.5)%
CenterPoint Energy, Inc.	(11,316)	(432,724)
Duke Energy Corp.	(4,026)	(500,431)
PG&E Corp.	(11,103)	(177,204)
(1,110,359)
Electrical Equipment – (0.3)%
Bloom Energy Corp., Class A	(392)	(51,807)
OSI Systems, Inc.	(2,285)	(636,281)
(688,088)
Entertainment Content – (0.4)%
Sphere Entertainment Co.	(14,837)	(1,016,038)
Food – (0.0)%(d)
Kellanova	(1,000)	(83,060)
	Number of Shares	Value
Health Care Facilities & Services – (0.4)%
BrightSpring Health Services, Inc.	(25,731)	$(850,409)
Oscar Health, Inc., Class A	(4,655)	(83,790)
(934,199)
Household Products – (0.1)%
Oddity Tech Ltd., Class A (Israel)	(1,410)	(63,803)
Spectrum Brands Holdings, Inc.	(1,147)	(61,800)
(125,603)
Internet Media & Services – (0.0)%(d)
Snap, Inc., Class A	(10,701)	(83,468)
Ziff Davis, Inc.	(116)	(3,932)
(87,400)
IT Services – (0.1)%
Parsons Corp.	(1,886)	(156,802)
Leisure Facilities & Services – (0.5)%
Cheesecake Factory (The), Inc.	(6,019)	(299,746)
DraftKings, Inc., Class A	(961)	(29,397)
Live Nation Entertainment, Inc.	(5,952)	(890,003)
Marriott Vacations Worldwide Corp.	(190)	(12,536)
Norwegian Cruise Line Holdings Ltd.	(1,381)	(30,962)
(1,262,644)
Machinery – (0.0)%(d)
JBT Marel Corp.	(37)	(4,666)
Medical Equipment & Devices – (0.7)%
Bruker Corp.	(5,840)	(227,410)
CONMED Corp.	(329)	(14,476)
Dexcom, Inc.	(331)	(19,271)
Enovis Corp.	(5,577)	(174,225)
Exact Sciences Corp.	(6,316)	(408,582)
Haemonetics Corp.	(962)	(48,110)
Integer Holdings Corp.	(1,076)	(69,477)
LeMaitre Vascular, Inc.	(2,078)	(179,976)
Omnicell, Inc.	(6,995)	(234,822)
Tempus AI, Inc.	(1,670)	(150,049)
(1,526,398)
Metals & Mining – (1.3)%
Centrus Energy Corp., Class A	(2,571)	(944,740)
Century Aluminum Co.	(19,157)	(567,430)
Equinox Gold Corp. (Canada)	(71,076)	(779,704)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Metals & Mining (Continued)
Fortuna Mining Corp. (Canada)	(52,665)	$(435,539)
Peabody Energy Corp.	(13,849)	(379,740)
(3,107,153)
Real Estate Investment Trusts – (0.1)%
Pebblebrook Hotel Trust	(14,610)	(152,821)
Renewable Energy – (0.3)%
Array Technologies, Inc.	(12,473)	(108,016)
SolarEdge Technologies, Inc.	(4,714)	(165,414)
Sunrun, Inc.	(16,532)	(343,205)
(616,635)
Retail - Consumer Staples – (0.0)%(d)
Hims & Hers Health, Inc.	(1,936)	(88,011)
Retail - Discretionary – (0.1)%
GameStop Corp., Class A	(9,752)	(217,372)
Semiconductors – (0.4)%
Cohu, Inc.	(2,099)	(49,935)
MKS, Inc.	(2,642)	(379,682)
ON Semiconductor Corp.	(2,722)	(136,318)
Skyworks Solutions, Inc.	(5,689)	(442,149)
(1,008,084)
Software – (2.6)%
Bentley Systems, Inc., Class B	(1,437)	(73,043)
BILL Holdings, Inc.	(1,379)	(68,481)
DigitalOcean Holdings, Inc.	(6,312)	(256,646)
Evolent Health, Inc., Class A	(5,954)	(39,713)
Five9, Inc.	(1,175)	(28,529)
Nebius Group N.V. (Netherlands)	(1,120)	(146,518)
Pagaya Technologies Ltd., Class A	(20,730)	(557,430)
Palo Alto Networks, Inc.	(18,642)	(4,105,714)
Planet Labs PBC	(10,600)	(142,570)
Progress Software Corp.	(4,183)	(178,363)
PROS Holdings, Inc.	(1,436)	(33,100)
Rapid7, Inc.	(1,581)	(29,264)
Rubrik, Inc., Class A	(198)	(14,904)
Strategy, Inc.	(290)	(78,158)
Unity Software, Inc.	(7,062)	(267,650)
Wix.com Ltd. (Israel)	(584)	(84,995)
Zscaler, Inc.	(134)	(44,373)
(6,149,451)
Specialty Finance – (0.4)%
Block, Inc.	(64)	(4,860)
EZCORP, Inc., Class A	(32,679)	(596,391)
	Number of Shares	Value
Specialty Finance (Continued)
Qfin Holdings, Inc. ADR (China)	(1,239)	$(29,922)
Shift4 Payments, Inc., Class A	(4,248)	(293,537)
(924,710)
Technology Hardware – (1.3)%
ADTRAN Holdings, Inc.	(9,949)	(103,669)
Applied Optoelectronics, Inc.	(4,995)	(177,622)
Hewlett Packard Enterprise Co.	(24,306)	(593,553)
Lumentum Holdings, Inc.	(1,262)	(254,369)
NCR Voyix Corp.	(16,510)	(188,379)
Super Micro Computer, Inc.	(5,770)	(299,809)
Western Digital Corp.	(9,683)	(1,454,483)
(3,071,884)
Telecommunications – (0.1)%
AST SpaceMobile, Inc.	(3,293)	(264,263)
BlackSky Technology, Inc.	(2,714)	(57,320)
(321,583)
Transportation & Logistics – (0.7)%
Union Pacific Corp.	(7,402)	(1,631,179)
Transportation Equipment – (0.1)%
Greenbrier (The) Cos., Inc.	(5,756)	(240,428)
Total Common Stocks (Proceeds $31,123,829)		(37,901,682)

Rights – 0.0%(d)
Biotechnology & Pharmaceuticals — 0.0%(d)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(e)	(52)	—
Ligand Pharmaceuticals, Inc. CVR(e)	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (16.3)% (Proceeds $31,123,829)		(37,904,763)
Total Written Options – (0.0)%(d) (Premiums Received $53,863)		(63,604)
Other Assets less Liabilities – 12.8%(p)		29,703,534
NET ASSETS – 100.0%		$232,899,397
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund

(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total value of $52,808,531 or 22.67% of net assets.

(c)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(d)	Amount rounds to less than 0.05%.
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)	Zero coupon bond.
(g)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2025 is disclosed.
(i)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2025.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	Variable or floating rate security. Rate as of October 31, 2025 is disclosed.
(l)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At
October 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $191,344 or 0.08% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
ABIOMED, Inc. CVR	12/23/2022	$—
Albireo Pharma, Inc. CVR	3/03/2023	—
Concert Pharmaceuticals, Inc. CVR	3/07/2023	—
Resolute Forest Products, Inc. CVR	3/01/2023	—

(m)	7-day current yield as of October 31, 2025 is disclosed.
(n)	Discount rate at the time of purchase.
(o)	Securities sold short are not owned by the Fund.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value Rights
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
S&P	Standards & Poor’s
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar

Futures Contracts outstanding at October 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	23	12/15/2025	AUD	1,709,743	$117
Ultra 10-Year U.S. Treasury Note	42	12/19/2025	USD	4,850,344	58,021
Long Gilt	6	12/29/2025	GBP	737,932	25,866
2-Year U.S. Treasury Note	162	12/31/2025	USD	33,735,234	(10,895)
5-Year U.S. Treasury Note	53	12/31/2025	USD	5,788,180	(4,798)
Total Long Contracts					$68,311
Short Contracts
Euro-Bund	(7)	12/10/2025	EUR	1,043,990	$(13,299)
10-Year U.S. Treasury Note	(58)	12/19/2025	USD	6,534,969	(10,682)
U.S. Treasury Long Bond	(16)	12/19/2025	USD	1,877,000	(44,367)
Ultra U.S. Treasury Bond	(5)	12/19/2025	USD	606,406	(19,824)
10-Year Canadian Government Bond	(4)	12/31/2025	CAD	350,105	(8,741)
Total Short Contracts					$(96,913)
					$(28,602)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/15/25	U.S. Dollars	2,177,486	British Pounds	1,605,500	Northern Trust	$68,230
12/17/25	U.S. Dollars	2,663,675	Euro	2,256,000	Barclays	56,183
12/17/25	U.S. Dollars	1,897,546	British Pounds	1,401,750	Morgan Stanley	55,975
12/15/25	U.S. Dollars	2,490,548	Euro	2,112,890	Northern Trust	48,761
12/15/25	U.S. Dollars	1,804,915	Canadian Dollars	2,489,190	Northern Trust	25,906
12/17/25	U.S. Dollars	799,714	Euro	676,000	Morgan Stanley	18,391
12/17/25	Hungarian Forints	201,654,700	Euro	507,852	Goldman Sachs	10,583
12/17/25	U.S. Dollars	552,797	New Zealand Dollars	945,590	JPMorgan Chase	10,570
12/17/25	South African Rand	11,499,000	U.S. Dollars	652,695	Societe Generale	8,359
12/17/25	Colombian Pesos	1,588,852,000	U.S. Dollars	401,827	Morgan Stanley	7,663
12/17/25	U.S. Dollars	233,015	British Pounds	172,500	Deutsche Bank	6,390
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/17/25	U.S. Dollars	193,921	Japanese Yen	28,947,000	Goldman Sachs	$5,166
12/17/25	U.S. Dollars	347,420	Singapore Dollars	444,000	Barclays	5,059
12/17/25	U.S. Dollars	491,854	New Zealand Dollars	849,000	Deutsche Bank	5,014
12/17/25	U.S. Dollars	425,337	Australian Dollars	642,633	Morgan Stanley	4,646
12/17/25	U.S. Dollars	115,856	New Zealand Dollars	194,000	Royal Bank Of Canada	4,611
12/17/25	Hungarian Forints	120,829,000	Euro	305,839	Barclays	4,561
12/17/25	U.S. Dollars	179,001	British Pounds	133,500	JPMorgan Chase	3,613
12/17/25	U.S. Dollars	286,856	Canadian Dollars	397,000	Goldman Sachs	3,090
12/17/25	U.S. Dollars	111,237	New Zealand Dollars	189,000	Barclays	2,859
12/17/25	U.S. Dollars	385,778	Australian Dollars	585,000	JPMorgan Chase	2,816
12/17/25	U.S. Dollars	318,702	Australian Dollars	483,000	Goldman Sachs	2,512
12/17/25	U.S. Dollars	190,419	Canadian Dollars	263,000	Barclays	2,433
12/17/25	U.S. Dollars	200,376	Singapore Dollars	257,000	Goldman Sachs	2,208
12/17/25	Swedish Kronor	3,130,000	Euro	283,974	Citibank	2,199
12/17/25	Australian Dollars	346,500	U.S. Dollars	224,769	Morgan Stanley	2,064
12/17/25	U.S. Dollars	74,296	Philippine Pesos	4,245,490	Citibank	2,021
12/17/25	Hungarian Forints	81,301,000	Euro	206,740	Morgan Stanley	1,967
12/17/25	Australian Dollars	386,000	U.S. Dollars	250,749	Bank of America	1,941
12/17/25	U.S. Dollars	253,463	South Korean Won	358,943,790	Citibank	1,777
12/17/25	U.S. Dollars	139,412	Indonesian Rupiahs	2,293,003,500	Societe Generale	1,657
12/17/25	Chilean Pesos	86,412,000	U.S. Dollars	90,041	Citibank	1,651
12/17/25	U.S. Dollars	40,962	British Pounds	30,000	Barclays	1,549
12/17/25	U.S. Dollars	75,510	Singapore Dollars	96,000	Morgan Stanley	1,486
12/17/25	Norwegian Kroner	2,607,000	Euro	221,379	Barclays	1,484
12/17/25	U.S. Dollars	67,138	British Pounds	50,000	Citibank	1,450
12/17/25	Chilean Pesos	72,310,000	U.S. Dollars	75,395	Morgan Stanley	1,333
12/17/25	Swiss Francs	247,800	Euro	266,797	JPMorgan Chase	1,314
12/17/25	Polish Zloty	1,424,000	Euro	332,379	Goldman Sachs	1,257
12/17/25	U.S. Dollars	544,477	Canadian Dollars	760,000	JPMorgan Chase	1,249
12/17/25	Brazilian Reals	343,500	U.S. Dollars	61,890	Bank of America	1,243
12/17/25	Brazilian Reals	500,000	U.S. Dollars	90,653	Barclays	1,243
12/17/25	Hungarian Forints	62,188,170	Euro	158,500	Citibank	1,086
12/17/25	U.S. Dollars	274,972	South Korean Won	390,679,700	Deutsche Bank	1,033
12/17/25	South African Rand	1,119,000	U.S. Dollars	63,298	Citibank	1,031
12/17/25	U.S. Dollars	108,710	Philippine Pesos	6,328,000	Bank of America	982
12/17/25	U.S. Dollars	38,407	Swiss Francs	30,000	Societe Generale	916
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/17/25	Euro	190,086	Polish Zloty	808,400	Citibank	$901
12/17/25	U.S. Dollars	111,677	Canadian Dollars	155,000	Morgan Stanley	886
12/17/25	U.S. Dollars	179,934	Indian Rupees	15,943,000	Citibank	816
12/17/25	U.S. Dollars	181,673	Taiwan Dollars	5,561,000	Goldman Sachs	780
12/17/25	U.S. Dollars	126,029	Indonesian Rupiahs	2,085,268,470	Deutsche Bank	754
12/17/25	U.S. Dollars	92,486	Japanese Yen	14,068,000	Morgan Stanley	753
12/17/25	Mexican Pesos	1,842,000	U.S. Dollars	97,912	Goldman Sachs	736
12/17/25	U.S. Dollars	120,936	Euro	104,000	Citibank	732
12/17/25	U.S. Dollars	79,555	Mexican Pesos	1,472,000	Morgan Stanley	722
12/17/25	Euro	79,780	Norwegian Kroner	927,000	Citibank	699
12/17/25	U.S. Dollars	33,213	South Korean Won	46,408,000	Bank of America	672
12/17/25	Swiss Francs	264,000	Euro	284,896	Barclays	639
12/17/25	Hungarian Forints	41,168,400	Euro	105,019	Royal Bank Of Canada	613
12/17/25	U.S. Dollars	59,602	Australian Dollars	90,117	Citibank	608
12/17/25	Chilean Pesos	48,462,000	U.S. Dollars	50,845	Goldman Sachs	578
12/17/25	U.S. Dollars	80,005	Taiwan Dollars	2,442,000	Barclays	570
12/17/25	U.S. Dollars	52,555	Euro	45,000	JPMorgan Chase	543
12/17/25	Swedish Kronor	665,000	Euro	60,310	Barclays	494
12/17/25	U.S. Dollars	77,707	South Korean Won	110,150,000	Morgan Stanley	472
12/17/25	U.S. Dollars	63,222	Mexican Pesos	1,172,000	Deutsche Bank	456
12/17/25	U.S. Dollars	50,904	Mexican Pesos	942,000	Goldman Sachs	455
12/17/25	Polish Zloty	339,500	Euro	79,129	Barclays	432
12/17/25	Chilean Pesos	50,433,000	U.S. Dollars	53,106	Bank of America	409
12/17/25	Norwegian Kroner	542,000	Euro	45,942	Citibank	405
12/17/25	Norwegian Kroner	677,000	Euro	57,507	JPMorgan Chase	365
12/17/25	U.S. Dollars	156,159	Australian Dollars	238,000	Bank of America	355
12/17/25	Swiss Francs	45,000	Euro	48,392	Morgan Stanley	305
12/17/25	Euro	64,046	Swiss Francs	59,000	JPMorgan Chase	291
12/17/25	South Korean Won	58,200,000	U.S. Dollars	40,527	Goldman Sachs	281
12/17/25	U.S. Dollars	62,176	New Zealand Dollars	108,000	Citibank	246
12/17/25	Australian Dollars	75,000	U.S. Dollars	48,858	Barclays	240
12/17/25	U.S. Dollars	66,017	Philippine Pesos	3,865,000	JPMorgan Chase	219
12/17/25	U.S. Dollars	47,528	South African Rand	823,000	Bank of America	215
12/17/25	Czech Republic Koruna	1,180,000	Euro	48,236	Citibank	211
12/17/25	Euro	43,399	Norwegian Kroner	506,000	Morgan Stanley	210
12/17/25	U.S. Dollars	52,728	Thai Baht	1,692,000	Goldman Sachs	198
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/17/25	Czech Republic Koruna	9,225,000	Euro	378,360	Barclays	$187
12/17/25	U.S. Dollars	62,383	Indonesian Rupiahs	1,035,303,313	Bank of America	187
12/17/25	U.S. Dollars	88,542	South African Rand	1,537,000	Citibank	183
12/17/25	Swedish Kronor	778,000	Euro	70,912	Morgan Stanley	169
12/17/25	Czech Republic Koruna	2,341,000	Euro	95,915	Deutsche Bank	163
12/17/25	Polish Zloty	1,022,000	Euro	239,192	Citibank	158
12/17/25	Swiss Francs	36,000	Euro	38,791	Societe Generale	154
12/17/25	Euro	52,316	Norwegian Kroner	611,000	Goldman Sachs	151
12/17/25	Euro	155,817	Swiss Francs	144,000	Barclays	136
12/17/25	U.S. Dollars	18,624	Euro	16,000	Goldman Sachs	131
12/17/25	U.S. Dollars	95,727	Taiwan Dollars	2,939,000	Bank of America	125
12/17/25	Euro	82,141	Czech Republic Koruna	1,999,320	Citibank	120
12/17/25	Canadian Dollars	76,000	U.S. Dollars	54,211	JPMorgan Chase	112
12/17/25	U.S. Dollars	65,463	New Zealand Dollars	114,000	Bank of America	92
12/17/25	Canadian Dollars	73,000	U.S. Dollars	52,095	Morgan Stanley	83
12/17/25	Indian Rupees	3,093,000	U.S. Dollars	34,676	Barclays	74
12/17/25	Norwegian Kroner	522,000	Euro	44,526	Morgan Stanley	67
12/17/25	Indonesian Rupiahs	1,005,978,000	U.S. Dollars	60,379	JPMorgan Chase	56
12/17/25	Indonesian Rupiahs	645,559,500	U.S. Dollars	38,739	Bank of America	44
12/17/25	Brazilian Reals	319,000	U.S. Dollars	58,601	Deutsche Bank	28
12/17/25	Euro	47,224	Swedish Kronor	517,000	Citibank	5
12/17/25	U.S. Dollars	56,664	Hong Kong Dollars	440,000	Goldman Sachs	1
Total Unrealized Appreciation						$420,219

12/17/25	U.S. Dollars	7,147	Canadian Dollars	10,000	Morgan Stanley	$(1)
12/17/25	Euro	41,597	Czech Republic Koruna	1,014,000	Morgan Stanley	(11)
12/17/25	Hungarian Forints	19,004,000	Euro	48,742	Goldman Sachs	(22)
12/17/25	U.S. Dollars	20,693	Australian Dollars	31,647	Goldman Sachs	(24)
12/17/25	Swedish Kronor	594,000	Euro	54,286	Goldman Sachs	(38)
12/17/25	Czech Republic Koruna	1,728,000	Euro	70,944	Citibank	(47)
12/15/25	U.S. Dollars	108,244	Euro	93,710	Northern Trust	(53)
12/17/25	Euro	55,962	Czech Republic Koruna	1,365,000	Bank of America	(54)
12/15/25	U.S. Dollars	191,097	British Pounds	145,500	Northern Trust	(56)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/17/25	Norwegian Kroner	641,000	Euro	54,799	Citibank	$(59)
12/17/25	Swedish Kronor	1,244,000	Euro	113,676	Morgan Stanley	(65)
12/15/25	Canadian Dollars	15,620	U.S. Dollars	11,238	BNY Mellon	(75)
12/17/25	U.S. Dollars	113,720	Australian Dollars	173,853	Morgan Stanley	(91)
12/17/25	South African Rand	2,561,000	U.S. Dollars	147,326	Morgan Stanley	(99)
12/17/25	Colombian Pesos	386,008,000	U.S. Dollars	99,595	Barclays	(111)
12/17/25	Euro	5,000	U.S. Dollars	5,902	Bank of America	(123)
12/17/25	Indonesian Rupiahs	2,332,346,000	U.S. Dollars	140,244	Bank of America	(126)
12/17/25	Australian Dollars	86,000	U.S. Dollars	56,434	Goldman Sachs	(135)
12/17/25	Euro	45,260	Swiss Francs	42,000	Morgan Stanley	(176)
12/17/25	Indonesian Rupiahs	1,105,241,200	U.S. Dollars	66,581	Societe Generale	(182)
12/17/25	Euro	52,765	Polish Zloty	226,000	Royal Bank Of Canada	(183)
12/17/25	Singapore Dollars	62,000	U.S. Dollars	48,001	JPMorgan Chase	(193)
12/17/25	Euro	42,917	Polish Zloty	184,000	Societe Generale	(198)
12/17/25	Swiss Francs	50,000	Euro	54,241	Barclays	(207)
12/17/25	U.S. Dollars	255,085	Japanese Yen	39,152,000	Goldman Sachs	(212)
12/17/25	Brazilian Reals	641,000	U.S. Dollars	118,027	Citibank	(217)
12/17/25	Euro	68,549	Norwegian Kroner	805,000	Goldman Sachs	(237)
12/17/25	U.S. Dollars	18,081	Chilean Pesos	17,276,000	Bank of America	(251)
12/17/25	Euro	61,755	Swedish Kronor	678,600	Citibank	(260)
12/17/25	Norwegian Kroner	690,000	Euro	59,160	Barclays	(263)
12/17/25	Euro	119,624	Czech Republic Koruna	2,921,000	Barclays	(268)
12/17/25	Euro	46,261	Swiss Francs	43,000	Citibank	(269)
12/17/25	U.S. Dollars	66,272	Philippine Pesos	3,910,000	JPMorgan Chase	(291)
12/17/25	Singapore Dollars	142,000	U.S. Dollars	109,826	Barclays	(332)
12/17/25	Philippine Pesos	3,101,000	U.S. Dollars	53,145	Morgan Stanley	(353)
12/17/25	Canadian Dollars	72,000	U.S. Dollars	51,842	Morgan Stanley	(378)
12/17/25	Mexican Pesos	1,492,000	U.S. Dollars	80,310	Morgan Stanley	(406)
12/17/25	U.S. Dollars	85,869	South African Rand	1,501,000	Morgan Stanley	(420)
12/17/25	U.S. Dollars	46,794	Indonesian Rupiahs	786,048,690	Societe Generale	(428)
12/17/25	Mexican Pesos	914,000	U.S. Dollars	49,442	Barclays	(492)
12/17/25	Canadian Dollars	55,000	U.S. Dollars	39,829	Goldman Sachs	(516)
12/17/25	U.S. Dollars	58,942	Mexican Pesos	1,111,000	Citibank	(558)
12/17/25	U.S. Dollars	76,283	South African Rand	1,337,000	Goldman Sachs	(578)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/17/25	Canadian Dollars	181,750	U.S. Dollars	130,525	Bank of America	$(614)
12/17/25	Brazilian Reals	853,000	U.S. Dollars	157,438	Goldman Sachs	(665)
12/17/25	Swedish Kronor	1,792,000	Euro	164,248	Citibank	(666)
12/17/25	Mexican Pesos	1,805,000	U.S. Dollars	97,339	Goldman Sachs	(672)
12/17/25	U.S. Dollars	160,970	New Zealand Dollars	282,000	Deutsche Bank	(736)
12/17/25	U.S. Dollars	109,008	South African Rand	1,909,000	Citibank	(737)
12/17/25	Euro	50,277	Hungarian Forints	19,863,000	Royal Bank Of Canada	(750)
12/17/25	U.S. Dollars	61,803	Brazilian Reals	340,400	Barclays	(759)
12/17/25	New Zealand Dollars	46,500	U.S. Dollars	27,424	JPMorgan Chase	(760)
12/17/25	Indonesian Rupiahs	1,619,588,610	U.S. Dollars	98,204	Goldman Sachs	(906)
12/17/25	Euro	124,000	U.S. Dollars	144,284	Citibank	(964)
12/17/25	U.S. Dollars	73,663	Thai Baht	2,404,000	Goldman Sachs	(972)
12/17/25	U.S. Dollars	99,892	Thai Baht	3,250,000	Deutsche Bank	(1,008)
12/17/25	Australian Dollars	112,500	U.S. Dollars	74,772	Morgan Stanley	(1,125)
12/17/25	Philippine Pesos	2,698,850	U.S. Dollars	47,153	Bank of America	(1,208)
12/17/25	U.S. Dollars	109,362	Colombian Pesos	429,135,000	Citibank	(1,238)
12/17/25	Euro	112,000	U.S. Dollars	130,689	Societe Generale	(1,239)
12/17/25	New Zealand Dollars	136,000	U.S. Dollars	79,285	Bank of America	(1,299)
12/17/25	Euro	155,305	Swedish Kronor	1,713,000	Morgan Stanley	(1,331)
12/17/25	Euro	261,484	Swiss Francs	243,000	JPMorgan Chase	(1,456)
12/17/25	South Korean Won	65,753,000	U.S. Dollars	47,573	JPMorgan Chase	(1,468)
12/17/25	Taiwan Dollars	1,849,000	U.S. Dollars	61,642	Goldman Sachs	(1,496)
12/15/25	British Pounds	743,500	U.S. Dollars	978,342	Northern Trust	(1,555)
12/17/25	New Zealand Dollars	130,500	U.S. Dollars	76,474	Barclays	(1,642)
12/17/25	Australian Dollars	325,000	U.S. Dollars	214,623	JPMorgan Chase	(1,866)
12/17/25	Taiwan Dollars	3,168,000	U.S. Dollars	104,939	Societe Generale	(1,888)
12/17/25	U.S. Dollars	82,957	Colombian Pesos	330,092,000	Goldman Sachs	(2,117)
12/17/25	Philippine Pesos	5,333,000	U.S. Dollars	93,020	Societe Generale	(2,231)
12/17/25	Taiwan Dollars	2,958,000	U.S. Dollars	98,456	Deutsche Bank	(2,236)
12/17/25	Euro	340,287	Norwegian Kroner	4,007,000	Barclays	(2,254)
12/17/25	Indian Rupees	48,641,750	U.S. Dollars	548,848	Goldman Sachs	(2,363)
12/17/25	Singapore Dollars	169,000	U.S. Dollars	132,687	Citibank	(2,374)
12/17/25	Euro	486,943	Swedish Kronor	5,355,000	Barclays	(2,489)
12/17/25	Euro	840,733	Polish Zloty	3,600,000	Barclays	(2,658)
12/17/25	Euro	757,053	Swiss Francs	702,500	Barclays	(2,919)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at October 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/17/25	Canadian Dollars	359,000	U.S. Dollars	259,687	Barclays	$(3,081)
12/17/25	Canadian Dollars	275,000	U.S. Dollars	199,789	Royal Bank Of Canada	(3,226)
12/17/25	U.S. Dollars	137,408	Brazilian Reals	766,000	Bank of America	(3,376)
12/17/25	South Korean Won	235,793,340	U.S. Dollars	168,751	Morgan Stanley	(3,417)
12/17/25	New Zealand Dollars	373,250	U.S. Dollars	217,730	Morgan Stanley	(3,698)
12/17/25	South Korean Won	336,654,000	U.S. Dollars	239,890	Goldman Sachs	(3,834)
12/17/25	U.S. Dollars	218,443	Chilean Pesos	210,138,000	Citibank	(4,534)
12/17/25	Philippine Pesos	10,585,000	U.S. Dollars	185,171	Barclays	(4,972)
12/17/25	Japanese Yen	19,186,000	U.S. Dollars	130,213	Morgan Stanley	(5,108)
12/17/25	Singapore Dollars	482,050	U.S. Dollars	377,010	Morgan Stanley	(5,308)
12/17/25	Taiwan Dollars	5,826,450	U.S. Dollars	195,289	Bank of America	(5,762)
12/17/25	Japanese Yen	22,117,000	U.S. Dollars	150,021	Deutsche Bank	(5,803)
12/17/25	British Pounds	550,720	U.S. Dollars	729,722	JPMorgan Chase	(6,205)
12/17/25	British Pounds	602,400	U.S. Dollars	798,275	Barclays	(6,863)
12/17/25	South Korean Won	427,828,150	U.S. Dollars	309,556	Citibank	(9,570)
12/17/25	Thai Baht	14,789,470	U.S. Dollars	469,783	Goldman Sachs	(10,627)
12/17/25	Euro	490,000	U.S. Dollars	577,677	JPMorgan Chase	(11,334)
12/17/25	Euro	755,700	U.S. Dollars	886,344	Morgan Stanley	(12,903)
12/17/25	British Pounds	446,360	U.S. Dollars	599,465	Citibank	(13,053)
12/15/25	Canadian Dollars	2,473,570	U.S. Dollars	1,782,031	Northern Trust	(14,185)
12/17/25	Euro	698,815	Hungarian Forints	277,533,000	Barclays	(14,717)
12/17/25	New Zealand Dollars	790,750	U.S. Dollars	471,473	Goldman Sachs	(18,035)
12/17/25	Euro	799,000	U.S. Dollars	942,686	Royal Bank Of Canada	(19,199)
12/15/25	Euro	1,469,210	U.S. Dollars	1,722,686	Northern Trust	(24,776)
12/17/25	Japanese Yen	70,844,500	U.S. Dollars	487,086	JPMorgan Chase	(25,134)
12/17/25	British Pounds	745,500	U.S. Dollars	1,007,007	Morgan Stanley	(27,594)
Total Unrealized Depreciation						$(326,033)
Net Unrealized Appreciation						$94,186

Written Call Option Contracts outstanding at October 31, 2025: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Applied Optoelectronics, Inc.	13	USD	46,228	29.00	12/19/2025	$(11,960)
Bis Nominal Effective Exchange Rate Board	2	USD	20,710	130.00	12/19/2025	(4,180)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Written Call Option Contracts outstanding at October 31, 2025: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Solaredge Technologies, Inc.	10	USD	35,090	37.50	12/19/2025	$(4,360)
Super Micro Computer, Inc.	18	USD	93,528	49.00	1/16/2026	(15,804)
Teck Resources Ltd.	182	USD	1,093,820	47.00	1/16/2026	(27,300)
Total Written Call Options Contracts (Premiums Received $53,863)						$(63,604)

Long Contracts for Difference at October 31, 2025: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	970	Monthly	$161,432	$(1,870)
ADT, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	42,947	Monthly	379,291	3,504
Albertsons Cos., Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,296	Monthly	128,814	(11,342)
Alcoa Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	11,082	Monthly	406,623	(4,076)
Alcon A.G.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,527	Monthly	407,655	(1,287)
Allegheny Technologies, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,823	Monthly	278,985	44,803
Allison Transmission Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,895	Monthly	156,149	(1,325)
Allstate (The) Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,923	Monthly	367,969	(5,895)
Allstate (The) Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,832	Monthly	350,234	(16,029)
Ally Financial, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,293	Monthly	167,131	(7,165)
Altria Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,678	Monthly	319,774	(46,059)
Altria Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,410	Monthly	360,649	(55,168)
Amazon.com, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	459	Monthly	111,798	11,759
Amdocs Ltd.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,318	Monthly	194,911	3,793
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,038	Monthly	365,008	8,742
American Express Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	51	Monthly	18,391	(55)
American Homes 4 Rent L.P.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,819	Monthly	57,374	(1,853)
American International Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,229	Monthly	412,486	(292)
American International Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,396	Monthly	346,133	(23,131)
American Tower Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,181	Monthly	389,287	(15,485)
American Water Works Co., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	239	Monthly	30,634	(3,431)
Amgen, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,289	Monthly	383,988	742
Analog Devices, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	263	Monthly	61,439	(585)
Aptiv PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,866	Monthly	393,902	(13,091)
Aramark Services, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	9,331	Monthly	352,791	(18,489)
Archer-Daniels-Midland Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,818	Monthly	109,745	(3,371)
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	91	Monthly	334,035	(28,213)
Ball Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	15,341	Monthly	719,833	(10,032)
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	12,523	Monthly	410,375	15,525
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	11,097	Monthly	363,308	(19,805)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	16,246	Monthly	$397,316	$(24,503)
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	13,548	Monthly	330,762	(21,504)
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,897	Monthly	155,596	4,929
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	8,392	Monthly	359,571	142
Boston Scientific Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,664	Monthly	368,395	10,386
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,974	Monthly	153,701	1,533
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	17,398	Monthly	799,480	24,573
Broadcom, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	287	Monthly	106,035	62
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,762	Monthly	387,966	(21,486)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	206	Monthly	23,861	(2,825)
Camden Property Trust	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,147	Monthly	411,489	(14,900)
Canadian Pacific Railway Ltd.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,769	Monthly	270,407	(22,294)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,323	Monthly	442,191	75,692
Carlisle Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	371	Monthly	120,373	(2,551)
Carnival Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	10,729	Monthly	308,498	(1,785)
Carnival Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	14,346	Monthly	412,969	575
Carrier Global Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	395	Monthly	23,499	252
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,884	Monthly	405,619	(37,311)
CGI, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,600	Monthly	139,068	(1,367)
Charles River Laboratories International, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,191	Monthly	393,530	13,457
Cheniere Energy, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,484	Monthly	314,374	(13,306)
Chevron Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	753	Monthly	118,525	3,987
Chord Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,021	Monthly	183,018	885
Chubb Ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,322	Monthly	365,454	(2,472)
Church & Dwight Co., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,240	Monthly	108,495	(173)
Cigna Group (The)	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	562	Monthly	136,903	(35,496)
Cisco Systems, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,917	Monthly	213,177	4,091
Clorox (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,347	Monthly	375,692	(20,459)
Coca-Cola (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,192	Monthly	285,521	2,271
Colgate-Palmolive Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,344	Monthly	411,366	(14,526)
Comcast Corp., Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	12,253	Monthly	340,129	(34,033)
ConocoPhillips	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,036	Monthly	358,074	4,492
Consolidated Edison, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,960	Monthly	384,690	(14,597)
Corteva, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,686	Monthly	349,003	(9,897)
CRH PLC	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,112	Monthly	132,093	1,044
Crocs, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,946	Monthly	403,642	(9,200)
Crown Castle, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,354	Monthly	392,051	(34,902)
Crown Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,431	Monthly	429,540	22,460
CVS Health Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,594	Monthly	280,659	(9,283)
Darden Restaurants, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,062	Monthly	731,039	(30,221)
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,087	Monthly	366,373	(28,424)
Deere & Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	762	Monthly	350,850	587
Deere & Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	907	Monthly	417,968	11,215
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,077	Monthly	291,015	(15,947)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Dollar General Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,395	Monthly	$334,302	$(26,654)
Dollar Tree, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,126	Monthly	309,550	(4,547)
Dominion Energy, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,194	Monthly	363,164	(14,051)
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	242	Monthly	19,709	744
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,509	Monthly	148,923	(7,488)
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,952	Monthly	175,383	(3,589)
eBay, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,418	Monthly	358,506	(42,957)
EQT Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,351	Monthly	339,654	(12,445)
Equinix, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	147	Monthly	124,246	2,376
Equitable Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	914	Monthly	45,072	596
Equity Residential	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	500	Monthly	29,687	(1,252)
Equity Residential	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	229	Monthly	13,586	(632)
Essex Property Trust, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,580	Monthly	397,095	(8,544)
Eversource Energy	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,876	Monthly	432,568	740
Exelon Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,910	Monthly	410,164	(16,002)
FactSet Research Systems, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,493	Monthly	397,939	(33,284)
Federal Realty Investment Trust	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,398	Monthly	326,179	(7,572)
FedEx Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,111	Monthly	788,919	44,114
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,773	Monthly	235,656	(20,003)
Fiserv, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	839	Monthly	55,852	(49,233)
Fiserv, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,290	Monthly	285,467	(159,940)
Flowserve Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	790	Monthly	53,851	14,066
Fox Corp., Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	7,071	Monthly	456,017	30,626
Gap (The), Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	16,964	Monthly	387,274	19,495
Gap (The), Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	12,984	Monthly	295,986	28,071
Gen Digital, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,091	Monthly	81,371	(1,000)
General Electric Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	783	Monthly	241,717	5,997
General Electric Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,168	Monthly	360,224	9,684
General Mills, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,488	Monthly	348,427	(8,694)
General Motors Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,198	Monthly	427,576	69,332
Gilead Sciences, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,237	Monthly	387,120	4,134
H&R Block, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,166	Monthly	306,387	(16,774)
H&R Block, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,923	Monthly	343,713	(10,814)
Hasbro, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,194	Monthly	395,640	(31)
HEICO Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	59	Monthly	18,733	(3)
Hershey (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	138	Monthly	23,409	(211)
Hilton Worldwide Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	90	Monthly	23,126	(290)
Honeywell International, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,740	Monthly	350,273	5,849
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	10,830	Monthly	173,174	(6,279)
Howmet Aerospace, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,191	Monthly	450,142	30,429
Howmet Aerospace, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,899	Monthly	390,443	25,322
Illumina, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,784	Monthly	220,000	46,767
Intercontinental Exchange, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	613	Monthly	89,541	(5,700)
International Flavors & Fragrances, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	4,088	Monthly	256,771	6,518
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Invitation Homes, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	14,344	Monthly	$402,717	$(1,498)
Jabil, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,942	Monthly	427,847	26,496
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,547	Monthly	429,674	428
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	3,264	Monthly	372,435	18,519
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,759	Monthly	429,244	12,671
Keysight Technologies, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,404	Monthly	439,464	43,033
Kimberly-Clark Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,338	Monthly	398,873	(1,420)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	12,894	Monthly	336,736	(26,101)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,245	Monthly	189,387	(10,647)
Kraft Heinz (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	12,772	Monthly	315,633	(8,728)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,297	Monthly	336,699	(26,675)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,274	Monthly	398,086	(29,299)
Labcorp Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	377	Monthly	95,702	(692)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,850	Monthly	175,481	(7,196)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,288	Monthly	202,590	(7,776)
Las Vegas Sands Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	7,421	Monthly	440,076	64,425
Lincoln National Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	9,183	Monthly	384,730	18,788
Linde PLC	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	937	Monthly	390,870	(44,819)
Lithia Motors, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	88	Monthly	27,569	1,038
Lumen Technologies, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	17,423	Monthly	179,093	(8,645)
Lumen Technologies, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,878	Monthly	60,421	(2,968)
Macy’s Retail Holdings LLC	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	14,940	Monthly	290,926	12,798
Macy’s Retail Holdings LLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	18,798	Monthly	365,769	29,284
Manulife Financial Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	9,823	Monthly	317,404	1,791
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	584	Monthly	113,722	3,614
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,912	Monthly	339,969	(46,094)
Martin Marietta Materials, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	213	Monthly	130,386	(4,933)
Masco Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	860	Monthly	55,641	(2,261)
MasTec, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,504	Monthly	306,738	10,811
Match Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	10,838	Monthly	349,786	(7,461)
Mattel, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	19,556	Monthly	358,812	9,542
McDonald’s Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	815	Monthly	242,978	(9,762)
McDonald’s Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	401	Monthly	119,359	1,304
Microchip Technology, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,018	Monthly	63,439	(2,155)
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,205	Monthly	410,252	(12,286)
Mosaic (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,932	Monthly	107,742	(9,285)
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	796	Monthly	323,400	(32,301)
MSCI, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	721	Monthly	423,632	27,515
Murphy Oil USA, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	156	Monthly	55,823	(2,607)
Netflix, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	313	Monthly	349,870	499
Newmont Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,445	Monthly	359,566	(24,157)
Newmont Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,147	Monthly	415,986	(56,668)
NIKE, Inc., Class B	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	331	Monthly	21,371	(1,333)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
NRG Energy, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	27	Monthly	$4,618	$286
NRG Energy, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	507	Monthly	86,977	113
Nutrien Ltd.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	6,977	Monthly	378,784	(42,906)
NXP Semiconductors N.V.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	156	Monthly	32,610	(1,953)
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,034	Monthly	77,353	(4,984)
O’Reilly Automotive, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,156	Monthly	109,060	(7,938)
Otis Worldwide Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,572	Monthly	423,697	5,725
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	9,468	Monthly	354,812	8,662
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,232	Monthly	195,949	1,989
Packaging Corp. of America	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,721	Monthly	335,934	(31,121)
PayPal Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	33	Monthly	2,279	(233)
Pfizer, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	14,331	Monthly	352,305	(14,805)
Pilgrim’s Pride Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	10,614	Monthly	403,345	171
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	146	Monthly	21,951	231
Progressive (The) Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,327	Monthly	273,343	(2,062)
Prudential PLC	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	382	Monthly	39,691	692
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,300	Monthly	403,685	(11,855)
Ralph Lauren Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	806	Monthly	257,185	522
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,121	Monthly	199,895	10,758
Regal Rexnord Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,866	Monthly	403,384	(1,295)
Reinsurance Group of America, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,841	Monthly	335,273	(18,881)
Reliance Steel & Aluminum Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	778	Monthly	219,394	7,092
Republic Services, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	122	Monthly	25,333	(2,160)
Rocket Co., Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	18,170	Monthly	302,412	2,333
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	254	Monthly	72,670	(8,096)
Ryder System, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,027	Monthly	342,391	(25,881)
S&P Global, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	394	Monthly	191,871	518
Sempra	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,570	Monthly	236,120	(1,388)
Service Corp., (U.S.) International	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,320	Monthly	109,947	1,562
Sirius XM Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	7,533	Monthly	163,233	(647)
Smurfit WestRock PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	10,695	Monthly	394,106	(48,784)
Solstice Advanced Materials, Inc.	U.S. Fed Funds	2/9/2026	JPMorgan Chase	435	Monthly	21,143	—
Southern Copper Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	844	Monthly	116,928	4,169
Southwest Airlines Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,648	Monthly	80,179	(5,844)
Southwest Airlines Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,608	Monthly	78,865	(8,659)
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,563	Monthly	308,703	(7,193)
Sun Communities, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,383	Monthly	427,531	5,975
Tapestry, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,094	Monthly	339,441	(17,390)
TC Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,925	Monthly	246,611	(7,679)
TELUS Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	5,429	Monthly	79,488	(2,282)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	855	Monthly	176,096	4,686
Texas Instruments, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	120	Monthly	19,368	(962)
T-Mobile U.S., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,589	Monthly	332,867	(26,314)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
TransDigm Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	282	Monthly	$368,375	$19,176
Transocean Ltd.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	73,740	Monthly	282,814	31,124
Twilio, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,522	Monthly	474,677	89,335
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,785	Monthly	143,093	(1,801)
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,368	Monthly	421,125	18,352
UDR, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	12,059	Monthly	405,874	(32,948)
Union Pacific Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,639	Monthly	360,832	(8,336)
United Airlines Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,526	Monthly	237,473	(8,428)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,869	Monthly	372,726	35,813
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,088	Monthly	235,887	6,972
Vail Resorts, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,055	Monthly	156,209	818
Valero Energy Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,163	Monthly	365,866	15,147
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,684	Monthly	403,078	(40,514)
Verisk Analytics, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,946	Monthly	425,304	(33,256)
Vulcan Materials Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	63	Monthly	18,236	(347)
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,383	Monthly	268,069	(1,400)
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,619	Monthly	181,854	704
WEC Energy Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,179	Monthly	243,001	(12,553)
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	20,697	Monthly	475,562	(13,094)
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	1,225	Monthly	70,685	(7,102)
Workday, Inc., Class A	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	617	Monthly	147,887	(1,939)
WP Carey, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,520	Monthly	100,221	(2,607)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,827	Monthly	335,477	(8,201)
Yum! Brands, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,526	Monthly	348,761	(23,521)
Yum! Brands, Inc.	U.S. Fed Funds + 0.20%	2/9/2026	JPMorgan Chase	2,827	Monthly	389,630	(23,197)
Zoetis, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,808	Monthly	403,888	4,815
Total (Notional Payable $63,433,152)				$1,043,162		$62,531,986	$(901,166)

Short Contracts for Difference at October 31, 2025: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
AbbVie, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	599	Monthly	$(130,508)	$6,415
Advance Auto Parts, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	7,208	Monthly	(338,814)	37,457
Advance Auto Parts, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	489	Monthly	(23,003)	3,207
Advanced Micro Devices, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	661	Monthly	(169,151)	(10,861)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	12,592	Monthly	(174,201)	11,279
Aflac, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,793	Monthly	(406,211)	2,864
AGCO Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,344	Monthly	(241,393)	9,438
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Agilent Technologies, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	694	Monthly	$(101,529)	$(851)
Albemarle Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,330	Monthly	(228,358)	(14,720)
Alliant Energy Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	548	Monthly	(36,584)	987
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	8,918	Monthly	(346,950)	7,094
Amcor PLC	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,157	Monthly	(17,025)	533
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	27,057	Monthly	(354,970)	(27,851)
American Express Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	287	Monthly	(103,304)	(10,368)
Amkor Technology, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,635	Monthly	(85,052)	243
Amphenol Corp., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,634	Monthly	(366,267)	(32,550)
Anthem, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	700	Monthly	(221,830)	19,897
Apache Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	851	Monthly	(19,224)	1,710
Apache Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,093	Monthly	(69,938)	1,944
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,252	Monthly	(403,518)	155
Arrow Electronics, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,866	Monthly	(319,147)	17,551
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	538	Monthly	(134,091)	18,184
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	973	Monthly	(242,115)	51,147
AT&T, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	12,960	Monthly	(320,468)	10,660
AutoNation, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	761	Monthly	(151,702)	12,880
AutoNation, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	550	Monthly	(109,732)	9,415
Avantor Funding, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	21,499	Monthly	(253,784)	72,141
Avis Budget Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,521	Monthly	(206,759)	23,992
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,783	Monthly	(183,018)	(2,884)
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,904	Monthly	(35,095)	8,221
BCE, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,004	Monthly	(68,608)	3,608
BCE, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,334	Monthly	(121,727)	4,422
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	56	Monthly	(26,724)	341
Biogen, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,587	Monthly	(244,638)	(9,947)
Bio-Rad Laboratories, Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	376	Monthly	(120,087)	3,137
Block, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,420	Monthly	(410,914)	1,711
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,137	Monthly	(629,492)	41,826
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,738	Monthly	(151,333)	20,277
Boston Properties, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	301	Monthly	(21,409)	624
Brookfield Asset Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	8,514	Monthly	(391,331)	(5,430)
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,753	Monthly	(378,326)	62,790
Brown-Forman Corp., Class B	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,589	Monthly	(151,811)	3,619
Brown-Forman Corp., Class B	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	9,085	Monthly	(246,977)	(229)
Bunge Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	508	Monthly	(48,014)	490
Caesars Entertainment, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	32,953	Monthly	(661,793)	66,221
Campbell’s Company (The)	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,221	Monthly	(127,062)	5,393
Campbell’s Company (The)	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,926	Monthly	(148,145)	374
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,322	Monthly	(362,227)	(18,605)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,726	Monthly	$(379,367)	$1,009
Cardinal Health, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	110	Monthly	(20,956)	(3,833)
Caterpillar, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	738	Monthly	(425,459)	(32,421)
Celanese Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,029	Monthly	(231,540)	12,273
Celanese Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,095	Monthly	(157,140)	7,438
Cenovus Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	10,036	Monthly	(169,661)	(1,256)
Centene Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,805	Monthly	(417,181)	6,173
CenterPoint Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	9,310	Monthly	(355,402)	15,695
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,675	Monthly	(391,392)	16,898
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,447	Monthly	(337,773)	42,042
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	26,685	Monthly	(331,395)	15,742
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	6,054	Monthly	(75,232)	7,687
Coca-Cola (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,922	Monthly	(407,370)	(10,122)
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	18,376	Monthly	(315,049)	28,766
ConocoPhillips	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,514	Monthly	(311,983)	(4,824)
Corning, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	276	Monthly	(24,586)	331
Coterra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	447	Monthly	(10,559)	(189)
CSX Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,243	Monthly	(404,632)	(938)
Cummins, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	879	Monthly	(384,404)	(25,790)
CVS Health Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,466	Monthly	(114,482)	5,948
Danaher Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	192	Monthly	(41,329)	(739)
DaVita, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,819	Monthly	(335,196)	28,680
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,454	Monthly	(720,337)	(9,692)
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	10,012	Monthly	(325,004)	(515)
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	7,241	Monthly	(234,870)	1,259
Dick’s Sporting Goods, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	209	Monthly	(46,168)	1,304
Digital Realty Trust, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	106	Monthly	(18,062)	(345)
Dow, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	12,139	Monthly	(288,864)	(16,300)
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	16,312	Monthly	(388,443)	(26,317)
DR Horton, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,983	Monthly	(740,977)	46,549
Ecolab, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	58	Monthly	(14,857)	1,151
Edison International	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,176	Monthly	(175,535)	(1,323)
Eli Lilly & Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	494	Monthly	(425,606)	(17,554)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	7,360	Monthly	(342,248)	18,613
EQT Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	5,941	Monthly	(317,497)	14,295
Equifax, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	76	Monthly	(16,028)	1,500
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,285	Monthly	(413,643)	(5,411)
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	775	Monthly	(170,345)	5,107
Expedia Group, Inc.	U.S. Fed Funds	8/18/2026	Goldman Sachs	817	Monthly	(179,445)	(988)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Fidelity National Information Services, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	794	Monthly	$(43,821)	$992
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	670	Monthly	(30,653)	1,299
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	18,021	Monthly	(236,102)	(24,536)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	25,592	Monthly	(335,526)	(34,564)
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	8,913	Monthly	(371,058)	703
FTAI Aviation Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,034	Monthly	(178,622)	(608)
General Motors Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,323	Monthly	(91,328)	(2,276)
Genuine Parts Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,599	Monthly	(330,614)	13,520
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	111,333	Monthly	(765,288)	31,337
Graphic Packaging Holding Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	13,173	Monthly	(210,260)	17,501
Halliburton Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	13,981	Monthly	(374,439)	(40,013)
Hartford Insurance Group (The), Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	152	Monthly	(18,826)	1,391
Hartford Insurance Group (The), Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,498	Monthly	(309,671)	11,721
HCA Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	797	Monthly	(365,541)	(25,804)
Hewlett Packard Enterprise Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	17,331	Monthly	(422,872)	(22,624)
Hilton Worldwide Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,234	Monthly	(316,244)	4,670
Home Depot (The), Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,416	Monthly	(536,183)	7,013
HP, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	7,632	Monthly	(210,991)	110
Humana, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	450	Monthly	(125,071)	4,403
Humana, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	565	Monthly	(156,933)	(8,807)
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	706	Monthly	(227,169)	(26,920)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,757	Monthly	(240,811)	14,095
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,524	Monthly	(220,566)	(15,350)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,650	Monthly	(814,015)	(47,657)
International Paper Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	6,751	Monthly	(260,143)	53,761
IQVIA Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,067	Monthly	(230,652)	(11,109)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,565	Monthly	(675,265)	7,167
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	122	Monthly	(12,539)	364
JM Smucker (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,102	Monthly	(320,415)	8,149
KB Home	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	6,069	Monthly	(377,953)	(12,869)
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,435	Monthly	(406,090)	17,446
Lennar Corp., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,188	Monthly	(765,195)	21,548
LKQ Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	6,829	Monthly	(217,920)	(14,791)
Lockheed Martin Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	851	Monthly	(418,224)	(3,668)
Lowe’s Cos., Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	455	Monthly	(108,087)	17
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	9,012	Monthly	(417,978)	(10,635)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,287	Monthly	$(335,078)	$14,555
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	993	Monthly	(258,320)	6,007
Marvell Technology, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,800	Monthly	(449,609)	(60,569)
Matador Resources Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	335	Monthly	(13,182)	2,074
McKesson Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	68	Monthly	(55,123)	(1,021)
McKesson Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	85	Monthly	(68,943)	(94)
Medtronic PLC	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,001	Monthly	(90,595)	4,840
Merck & Co., Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,790	Monthly	(410,840)	3,016
Meritage Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,162	Monthly	(213,428)	10,031
Meritage Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,799	Monthly	(188,779)	6,088
Metlife, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	958	Monthly	(76,299)	1,539
MGM Resorts International	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,005	Monthly	(160,166)	3,398
Molina Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,514	Monthly	(383,743)	110,542
Mondelez International, Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,797	Monthly	(103,193)	2,398
Mondelez International, Inc., Class A	U.S. Fed Funds	8/18/2026	Goldman Sachs	5,805	Monthly	(333,006)	23,898
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	12,832	Monthly	(362,238)	21,517
NextEra Energy Capital Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,722	Monthly	(139,983)	4,347
NextEra Energy Capital Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,481	Monthly	(364,119)	20,306
Northrop Grumman Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	198	Monthly	(115,130)	11,184
Nucor Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,702	Monthly	(404,532)	(32,088)
nVent Electric PLC	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,062	Monthly	(463,458)	(62,458)
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	7,521	Monthly	(309,634)	3,021
Omega Healthcare Investors, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	404	Monthly	(16,953)	(761)
Omnicom Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	663	Monthly	(49,729)	881
Open Text Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,346	Monthly	(434,727)	9,696
Oracle Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,261	Monthly	(330,848)	12,976
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,460	Monthly	(382,418)	38,038
PepsiCo, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,643	Monthly	(385,392)	(692)
Performance Food Group Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,190	Monthly	(211,486)	15,266
PG&E Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	22,299	Monthly	(355,566)	14,152
Post Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,405	Monthly	(353,297)	891
Prologis, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	548	Monthly	(67,921)	(534)
Prudential PLC	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	311	Monthly	(32,266)	(268)
Prudential PLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,225	Monthly	(334,851)	(2,257)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,879	Monthly	(344,800)	1,284
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	828	Monthly	(371,611)	(26,597)
Raymond James Financial, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,535	Monthly	(401,635)	12,803
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Roger Communications, Inc., Class B	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	10,798	Monthly	$(422,278)	$(18,973)
Ross Stores, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	512	Monthly	(81,314)	(1,053)
Royalty Pharma PLC, Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	180	Monthly	(6,746)	(234)
Schlumberger Ltd.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,229	Monthly	(44,318)	316
Seagate Technology Holdings PLC	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	477	Monthly	(121,746)	(17,102)
Sealed Air Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,293	Monthly	(76,719)	2,702
Sempra	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	4,593	Monthly	(421,240)	7,562
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	548	Monthly	(188,676)	(6,340)
Shift4 Payments, Inc., Class A	U.S. Fed Funds + (0.38)%	8/18/2026	Goldman Sachs	293	Monthly	(20,246)	(818)
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,215	Monthly	(213,191)	3,517
Sirius XM Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,594	Monthly	(99,478)	1,039
Snap, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	21,874	Monthly	(170,467)	(506)
Snap, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	30,363	Monthly	(236,435)	3,736
Somnigroup International, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,153	Monthly	(408,458)	23,466
Southern (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,017	Monthly	(283,459)	10,638
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	776	Monthly	(72,794)	1,842
Stellantis N.V.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	8,413	Monthly	(85,232)	5,628
Stellantis N.V.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	6,818	Monthly	(69,021)	(22)
Synnex Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	1,380	Monthly	(215,417)	6,694
Synnex Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	419	Monthly	(65,461)	243
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	925	Monthly	(142,361)	515
Target Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,054	Monthly	(375,714)	7,663
TC Energy Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,586	Monthly	(179,696)	5,880
Tenet Healthcare Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	433	Monthly	(89,332)	(515)
Tesla, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	741	Monthly	(337,624)	(10,798)
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	774	Monthly	(438,153)	(23,142)
Toll Brothers, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,601	Monthly	(485,556)	5,208
Transocean Ltd.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	27,431	Monthly	(105,109)	(11,843)
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,488	Monthly	(143,399)	(8,510)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	122	Monthly	(106,177)	14,786
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	399	Monthly	(346,678)	47,975
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,175	Monthly	(740,941)	63,635
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	8,443	Monthly	(335,228)	803
VF Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,343	Monthly	(18,838)	1,697
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	42,342	Monthly	(437,639)	(15,489)
Vistra Operations Co. LLC	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,827	Monthly	(343,732)	(2,797)
Walmart, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,607	Monthly	(263,501)	8,255
Walmart, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,403	Monthly	(343,703)	27,326
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at October 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Warner Bros. Discovery, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	11,283	Monthly	$(252,960)	$(44,788)
Welltower, Inc.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	2,117	Monthly	(382,393)	(24,324)
Western Union (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	42,624	Monthly	(396,845)	(52,017)
Westlake Corp.	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	3,744	Monthly	(256,876)	51,517
Whirlpool Corp.	U.S. Fed Funds + (0.75)%	1/23/2026	Barclays	8,902	Monthly	(637,164)	12,771
Whirlpool Corp.	U.S. Fed Funds + (0.87)%	2/9/2026	JPMorgan Chase	582	Monthly	(41,596)	3,294
Whirlpool Corp.	U.S. Fed Funds + (1.00)%	8/18/2026	Goldman Sachs	841	Monthly	(60,152)	1,375
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,832	Monthly	(163,733)	12,304
Willis Towers Watson PLC	U.S. Fed Funds + (0.15)%	2/9/2026	JPMorgan Chase	50	Monthly	(15,627)	1,344
Xcel Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,190	Monthly	(177,606)	(895)
Xylem, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,822	Monthly	(424,980)	(13,617)
Total (Notional Payable $53,116,535)				$1,140,434		$(52,426,348)	$690,187

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2025: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 43 (Pay Quarterly)	2.95%	5.00%	12/20/2029	USD	1,290,000	$102,480	$98,670	$3,810
Markit CDX North America High Yield Index Series 45 (Pay Quarterly)	3.27%	5.00%	12/20/2030	USD	3,827,500	301,673	296,225	5,448
Total						$404,153	$394,895	$9,258
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$2,495,085	$—	$2,495,085
Common Stocks	56,250,361	2,113,105	— *	58,363,466
Convertible Bonds	—	49,285,668	—	49,285,668
Convertible Preferred Stocks	6,467,289	1,185,141	—	7,652,430
Corporate Bonds	—	37,886,455	—	37,886,455
Foreign Issuer Bonds	—	5,862,729	—	5,862,729
Mortgage-Backed Securities	—	32,902,262	—	32,902,262
Preferred Stocks	2,943,842	—	—	2,943,842
Rights	—	—	191,344	191,344
Warrants	4,231	—	—	4,231
Short-Term Investments	15,466,374	27,991,536	—	43,457,910
Purchased Options	118,808	—	—	118,808
Total Assets – Investments at value	$81,250,905	$159,721,981	$191,344	$241,164,230
Liabilities:
Common Stocks	$(37,901,682)	$—	$—	$(37,901,682)
Rights	—	—	— *	—
Warrants	(3,081)	—	—	(3,081)
Total Liabilities – Investments at value	$(37,904,763)	$—	$—	$(37,904,763)
Net Investments	$43,346,142	$159,721,981	$191,344	$203,259,467

*Includes securities determined to have no value as of October 31, 2025.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$84,004	$—	$—	$84,004
Forward Foreign Currency Exchange Contracts	—	420,219	—	420,219
Contracts for Difference	—	2,903,050	—	2,903,050
Swap Contracts	—	9,258	—	9,258
Total Assets - Derivative Financial Instruments	$84,004	$3,332,527	$—	$3,416,531
Liabilities:
Futures Contracts	$(112,606)	$—	$—	$(112,606)
Forward Foreign Currency Exchange Contracts	—	(326,033)	—	(326,033)
Written Options	(63,604)	—	—	(63,604)
Contracts for Difference	—	(3,114,029)	—	(3,114,029)
Total Liabilities - Derivative Financial Instruments	$(176,210)	$(3,440,062)	$—	$(3,616,272)
Total Derivative Financial Instruments	$(92,206)	$(107,535)	$—	$(199,741)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Statements of Assets and Liabilities

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Assets
Investments in non-affiliates, at value*	$1,868,044,489	$1,024,224,496	$145,296,599	$1,092,249,162	$334,207,742
Cash	—	—	—	207,357	—
Foreign currencies, at value	4,248	77,285	282,622	1,251,301	—
Due from broker	—	—	824,948	1,765,007	—
Receivable for:
Dividends and interest	1,103,873	1,793,127	713,013	5,689,254	4,240,306
Securities lending income	7,667	11,267	3,402	4,491	—
Foreign tax reclaims	159,898	2,154,833	437,520	3,105	—
Investments sold	—	2,492,748	586,884	144,765,097	—
Fund shares sold	760,879	394,228	131,182	440,496	28,808
Variation margin on futures contracts	—	—	654	15,641	—
Variation margin on centrally cleared swap contracts	—	—	—	5,061	—
Unrealized appreciation on OTC swap contracts and contracts for difference	—	—	22,015	13,532	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	8,202	314,704	—
Upfront premiums paid on OTC swap contracts	—	—	—	39,093	—
Prepaid expenses and other assets	81,256	66,732	16,893	52,292	21,289
Total assets	1,870,162,310	1,031,214,716	148,323,934	1,246,815,593	338,498,145
Liabilities
Investments sold short, at value	—	—	—	22,208,712	—
Written options, at value	—	—	—	322,740	—
Cash overdraft	—	23,810	90,792	—	—
Due to broker	—	—	109,951	1,042,779	—
Unrealized depreciation on OTC swap contracts and contracts for difference	—	—	117,780	11,035	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	10,343	158,608	—
Payable for:
Dividends on short sales	—	—	—	56,848	—
Investments purchased on a delayed-delivery basis	—	—	40,000	227,005,694	3,181,217
Investments purchased	56,939	2,786,511	1,389,481	25,304	1,211,762
Fund shares redeemed	1,456,215	951,752	113,719	1,401,709	282,716
Variation margin on futures contracts	—	—	5,938	57,439	—
Variation margin on centrally cleared swap contracts	—	—	66	—	—
Deferred capital gains tax	—	239,880	—	—	—
Collateral for securities lending	5,601,339	15,245,224	5,559,864	26,635,871	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Upfront premiums received from OTC swap contracts	—	—	—	32,375	—
Accrued management fees	1,024,152	636,710	32,483	244,656	101,516
Accrued trustee fees	20,262	10,409	1,634	9,836	3,470
Accrued expenses	283,838	206,917	124,020	248,807	82,054
Total liabilities	8,442,745	20,101,213	7,596,071	279,462,413	4,862,735
Net assets	$1,861,719,565	$1,011,113,503	$140,727,863	$967,353,180	$333,635,410
Analysis of net assets:
Paid in capital	$1,244,434,711	$798,774,156	$150,771,137	$1,103,398,460	$353,662,502
Distributable earnings (loss)	617,284,854	212,339,347	(10,043,274)	(136,045,280)	(20,027,092)
Net assets	$1,861,719,565	$1,011,113,503	$140,727,863	$967,353,180	$333,635,410
Shares outstanding:	131,123,949	81,515,771	14,221,134	107,496,718	33,512,281
Net asset value, offering price and redemption price per share:	$14.20	$12.40	$9.90	$9.00	$9.96
Investments in non-affiliates, at cost	$1,552,474,532	$925,845,612	$137,733,472	$1,088,878,597	$339,517,808
Foreign currencies, at cost	$4,283	$1,801,185	$340,059	$1,254,953	$—
Investments sold short proceeds	$—	$—	$—	$22,238,008	$—
Written option premiums	$—	$—	$—	$484,325	$—
*Market value of securities on loan	$52,043,798	$23,503,869	$6,553,367	$37,474,847	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Statements of Assets and Liabilities (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Assets
Investments in non-affiliates, at value*	$118,178,472	$183,862,003	$350,987,525	$241,164,230
Deposits at broker for investments sold short	—	—	—	37,102,673
Cash	14,830	—	—	87,401
Foreign currencies, at value	—	395,438	355	346,079
Due from broker	—	208,065	—	1,795,239
Receivable for:
Dividends and interest	213,155	2,734,221	229,174	1,105,116
Securities lending income	841	—	12,421	—
Foreign tax reclaims	—	25,271	166,198	10,049
Investments sold	—	5,288,034	984,614	3,249,202
Fund shares sold	38,053	126,763	171,159	113,445
Variation margin on futures contracts	—	5,655	—	10,331
Unrealized appreciation on OTC swap contracts and contracts for difference	—	—	—	2,903,050
Unrealized appreciation on forward foreign currency exchange contracts	—	194,824	—	420,219
Prepaid expenses and other assets	17,081	19,329	27,524	19,185
Total assets	118,462,432	192,859,603	352,578,970	288,326,219
Liabilities
Investments sold short, at value	—	—	—	37,904,763
Written options, at value	—	—	—	63,604
Cash overdraft	—	107,381	—	—
Due to broker	—	12,229	—	553,002
Unrealized depreciation on OTC swap contracts and contracts for difference	—	—	—	3,114,029
Unrealized depreciation on forward foreign currency exchange contracts	—	182,269	—	326,033
Payable for:
Investments purchased on a delayed-delivery basis	—	1,083,968	—	10,800,720
Investments purchased	—	5,825,299	1,074,044	2,055,241
Fund shares redeemed	189,677	371,172	262,489	296,411
Variation margin on futures contracts	—	3,652	—	4,037
Variation margin on centrally cleared swap contracts	—	—	—	1,288
Collateral for securities lending	1,700,000	—	12,037,655	—
Accrued management fees	13,573	62,237	135,804	131,004
Accrued trustee fees	1,218	1,963	3,731	2,325
Accrued expenses	64,322	116,600	92,407	174,365
Total liabilities	1,968,790	7,766,770	13,606,130	55,426,822
Net assets	$116,493,642	$185,092,833	$338,972,840	$232,899,397
Analysis of net assets:
Paid in capital	$121,708,434	$204,791,459	$265,500,710	$227,975,941
Distributable earnings (loss)	(5,214,792)	(19,698,626)	73,472,130	4,923,456
Net assets	$116,493,642	$185,092,833	$338,972,840	$232,899,397
Shares outstanding:	11,787,250	19,758,477	27,582,720	21,529,902
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Statements of Assets and Liabilities (continued)
	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Net asset value, offering price and redemption price per share:	$9.88	$9.37	$12.29	$10.82
Investments in non-affiliates, at cost	$116,779,707	$180,728,228	$308,934,571	$230,648,416
Foreign currencies, at cost	$—	$467,318	$157,424	$351,501
Investments sold short proceeds	$—	$—	$—	$31,123,829
Written option premiums	$—	$—	$—	$53,863
*Market value of securities on loan	$25,575,570	$—	$68,751,771	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust For the Six Months Ended October 31, 2025 (unaudited)

Statements of Operations

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$11,773,458	$15,165,381	$1,896,803	$5,583,178	$146,967
Interest income (net of foreign withholding taxes)	92,096	3,091	1,851,824	16,407,245	6,253,914
Securities lending income, net	53,983	58,474	22,072	29,589	—
Tax reclaims	—	998,887	—	—	—
Total investment income	11,919,537	16,225,833	3,770,699	22,020,012	6,400,881
Expenses
Management fees (Note 4)	6,109,637	4,091,635	251,588	2,074,675	720,169
Administration and custody fees	398,082	395,109	148,760	392,800	91,460
Transfer agent fees	5,173	5,173	5,169	5,168	5,154
Sub-accounting fees	844,102	462,069	70,171	453,888	158,868
Audit and tax fees	42,419	41,284	35,610	42,643	23,734
Legal fees	92,479	47,179	9,288	48,270	17,474
Trustees’ fees	135,252	73,558	10,845	70,914	24,638
Registration and filing fees	30,475	23,494	11,933	23,589	13,032
Printing and postage fees	58,009	50,886	24,168	43,492	13,520
Dividend and interest on securities sold short	—	—	—	5,624	—
Other expenses	74,536	41,903	20,294	48,509	17,670
Total expenses	7,790,164	5,232,290	587,826	3,209,572	1,085,719
Less waiver of management fees (Note 4)	(130,335)	(351,900)	(63,076)	(704,910)	(136,405)
Net expenses	7,659,829	4,880,390	524,750	2,504,662	949,314
Net investment income	4,259,708	11,345,443	3,245,949	19,515,350	5,451,567
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	213,598,681	101,632,518 [1]	3,764,760	(1,895,181)	(962,027)
Swap contracts	—	—	(9,364)	903,371	—
Futures contracts	—	—	120,387	(259,419)	—
Written options contracts	—	—	3,580	326,943	—
Forward foreign currency exchange contracts	—	—	(9,983)	(462,353)	—
Foreign currency transactions	(14,050)	(328,235)	(10,245)	62,518	—
Net realized gains (losses)	213,584,631	101,304,283	3,859,135	(1,324,121)	(962,027)
Net change in unrealized appreciation (depreciation) on:
Investments	52,670,885	32,797,368 [2]	1,810,037	13,243,560	7,852,426
Investments sold short	—	—	—	10,647	—
Swap contracts	—	—	75,605	369,465	—
Futures contracts	—	—	(70,906)	(143,438)	—
Written options contracts	—	—	(2,410)	155,094	—
Forward foreign currency exchange contracts	—	—	(16,299)	461,151	—
See accompanying Notes to Financial Statements

Morningstar Funds Trust For the Six Months Ended October 31, 2025 (unaudited)

Statements of Operations (continued)
	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Foreign currency translations	12,541	(98,625)	(5,661)	(9,930)	—
Net change in unrealized appreciation	52,683,426	32,698,743	1,790,366	14,086,549	7,852,426
Net realized and unrealized gains	266,268,057	134,003,026	5,649,501	12,762,428	6,890,399
Net increase in net assets resulting from operations	$270,527,765	$145,348,469	$8,895,450	$32,277,778	$12,341,966
Foreign withholding taxes on dividend income	$48,216	$1,244,226	$45,569	$—	$—
Foreign withholding taxes on interest income	$—	$—	$21	$4,199	$—

[1]	Net of foreign capital gains taxes (refunded)/paid of $218,801.
[2]	Net of change in deferred foreign capital gains tax expense of $201,475.
See accompanying Notes to Financial Statements

Morningstar Funds Trust For the Six Months Ended October 31, 2025 (unaudited)

Statements of Operations (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Global Opportunistic Equity Fund	Morningstar Alternatives Fund
Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$1,243,033	$110,066	$4,666,477	$879,785
Interest income (net of foreign withholding taxes)	1,403,813	6,267,710	—	3,976,237
Securities lending income, net	3,752	—	52,752	—
Total investment income	2,650,598	6,377,776	4,719,229	4,856,022
Expenses
Management fees (Note 4)	208,419	566,173	780,911	935,104
Administration and custody fees	64,262	135,644	108,399	272,455
Transfer agent fees	5,168	5,173	5,168	5,174
Sub-accounting fees	56,749	88,680	155,259	106,848
Audit and tax fees	23,506	39,741	23,911	30,095
Legal fees	6,553	9,709	17,189	12,000
Trustees’ fees	8,846	13,988	24,710	16,645
Registration and filing fees	11,857	12,773	16,022	13,370
Printing and postage fees	12,113	34,858	37,736	34,076
Dividend and interest on securities sold short	—	—	—	226,363
Other expenses	9,963	23,999	18,944	21,365
Total expenses	407,436	930,738	1,188,249	1,673,495
Less waiver of management fees (Note 4)	(129,543)	(193,156)	—	(170,993)
Net expenses	277,893	737,582	1,188,249	1,502,502
Net investment income	2,372,705	5,640,194	3,530,980	3,353,520
Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	38,686	1,926,811	16,634,847	8,008,094
Investments sold short	—	—	—	(3,544,396)
Swap contracts	—	(5,656)	—	(2,959,872)
Futures contracts	—	(68,983)	—	(12,822)
Written options contracts	—	13,784	—	(289,545)
Forward foreign currency exchange contracts	—	29,031	—	(323,193)
Foreign currency transactions	—	44,942	15,884	1,549
Net realized gains (losses)	38,686	1,939,929	16,650,731	879,815
Net change in unrealized appreciation (depreciation) on:
Investments	663,544	6,517,975	25,129,110	8,807,041
Investments sold short	—	—	—	(7,957,729)
Swap contracts	—	—	—	(64,054)
Futures contracts	—	(28,090)	—	(288,830)
Written options contracts	—	—	—	(16,564)
Forward foreign currency exchange contracts	—	(71,321)	—	306,245
Foreign currency translations	—	(10,058)	(14,914)	(11,683)
Net change in unrealized appreciation	663,544	6,408,506	25,114,196	774,426
Net realized and unrealized gains	702,230	8,348,435	41,764,927	1,654,241
Net increase in net assets resulting from operations	$3,074,935	$13,988,629	$45,295,907	$5,007,761
Foreign withholding taxes on dividend income	$—	$39	$198,304	$827
Foreign withholding taxes on interest income	$—	$2,519	$—	$—
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Statements of Changes in Net Assets

	Morningstar U.S. Equity Fund		Morningstar International Equity Fund
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$4,259,708	$11,997,019	$11,345,443	$17,342,042
Net realized gains (losses)	213,584,631	182,649,187	101,304,283	32,452,443
Net change in unrealized appreciation (depreciation)	52,683,426	(50,093,094)	32,698,743	25,829,049
Net increase in net assets resulting from operations	270,527,765	144,553,112	145,348,469	75,623,534
Distributions paid from:
Distributable earnings	—	(164,797,418)	—	(38,072,733)
Total distributions paid	—	(164,797,418)	—	(38,072,733)
Capital share transactions:
Proceeds from shares sold	211,129,904	340,518,973	111,811,272	200,695,177
Reinvestment of dividends	—	164,797,417	—	38,072,733
Payments for shares redeemed	(224,232,377)	(475,738,363)	(127,926,987)	(204,043,202)
Net increase (decrease) in net assets from capital share transactions	(13,102,473)	29,578,027	(16,115,715)	34,724,708
Total increase (decrease) in net assets	257,425,292	9,333,721	129,232,754	72,275,509
Net assets:
Beginning of period	1,604,294,273	1,594,960,552	881,880,749	809,605,240
End of period	$1,861,719,565	$1,604,294,273	$1,011,113,503	$881,880,749
Capital share transactions
Shares sold	15,986,583	26,272,133	9,828,967	19,204,518
Shares from reinvested dividends	—	12,742,135	—	3,835,448
Shares redeemed	(16,638,012)	(35,735,546)	(10,993,202)	(19,473,016)
Net increase (decrease)	(651,429)	3,278,722	(1,164,235)	3,566,950
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Global Income Fund		Morningstar Total Return Bond Fund
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$3,245,949	$9,840,860	$19,515,350	$33,497,544
Net realized gains (losses)	3,859,135	4,364,680	(1,324,121)	(22,072,789)
Net change in unrealized appreciation (depreciation)	1,790,366	2,968,988	14,086,549	51,416,123
Net increase in net assets resulting from operations	8,895,450	17,174,528	32,277,778	62,840,878
Distributions paid from:
Distributable earnings	(3,520,760)	(10,328,373)	(18,241,486)	(33,641,928)
Total distributions paid	(3,520,760)	(10,328,373)	(18,241,486)	(33,641,928)
Capital share transactions:
Proceeds from shares sold	9,826,419	22,834,752	152,918,757	235,829,917
Reinvestment of dividends	3,520,760	10,328,371	18,241,446	33,641,926
Payments for shares redeemed	(17,820,761)	(91,694,020)	(95,244,291)	(242,893,623)
Net increase (decrease) in net assets from capital share transactions	(4,473,582)	(58,530,897)	75,915,912	26,578,220
Total increase (decrease) in net assets	901,108	(51,684,742)	89,952,204	55,777,170
Net assets:
Beginning of period	139,826,755	191,511,497	877,400,976	821,623,806
End of period	$140,727,863	$139,826,755	$967,353,180	$877,400,976
Capital share transactions
Shares sold	1,003,430	2,418,996	17,276,566	26,659,894
Shares from reinvested dividends	358,631	1,101,181	2,048,778	3,801,338
Shares redeemed	(1,812,623)	(9,650,417)	(10,698,695)	(27,481,894)
Net increase (decrease)	(450,562)	(6,130,240)	8,626,649	2,979,338
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Municipal Bond Fund		Morningstar Defensive Bond Fund
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$5,451,567	$10,542,837	$2,372,705	$5,400,889
Net realized gains (losses)	(962,027)	(4,187,365)	38,686	(794,687)
Net change in unrealized appreciation (depreciation)	7,852,426	459,480	663,544	4,325,008
Net increase in net assets resulting from operations	12,341,966	6,814,952	3,074,935	8,931,210
Distributions paid from:
Distributable earnings	(5,510,505)	(10,540,973)	(2,245,523)	(5,098,645)
Total distributions paid	(5,510,505)	(10,540,973)	(2,245,523)	(5,098,645)
Capital share transactions:
Proceeds from shares sold	49,057,708	49,258,785	15,342,107	25,913,246
Reinvestment of dividends	5,510,505	10,540,973	2,245,523	5,098,645
Payments for shares redeemed	(33,196,833)	(79,101,619)	(14,584,653)	(52,346,861)
Net increase (decrease) in net assets from capital share transactions	21,371,380	(19,301,861)	3,002,977	(21,334,970)
Total increase (decrease) in net assets	28,202,841	(23,027,882)	3,832,389	(17,502,405)
Net assets:
Beginning of period	305,432,569	328,460,451	112,661,253	130,163,658
End of period	$333,635,410	$305,432,569	$116,493,642	$112,661,253
Capital share transactions
Shares sold	5,024,688	4,946,312	1,559,729	2,665,649
Shares from reinvested dividends	562,374	1,059,100	228,310	524,755
Shares redeemed	(3,385,281)	(7,979,198)	(1,482,025)	(5,381,983)
Net increase (decrease)	2,201,781	(1,973,786)	306,014	(2,191,579)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Multisector Bond Fund		Morningstar Global Opportunistic Equity Fund
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$5,640,194	$10,700,896	$3,530,980	$5,821,080
Net realized gains (losses)	1,939,929	458,369	16,650,731	32,093,296
Net change in unrealized appreciation (depreciation)	6,408,506	4,026,106	25,114,196	(7,180,339)
Net increase in net assets resulting from operations	13,988,629	15,185,371	45,295,907	30,734,037
Distributions paid from:
Distributable earnings	(5,869,054)	(9,385,089)	—	(27,379,291)
Total distributions paid	(5,869,054)	(9,385,089)	—	(27,379,291)
Capital share transactions:
Proceeds from shares sold	21,746,212	37,946,577	37,675,889	70,641,584
Reinvestment of dividends	5,869,043	9,385,088	—	27,379,291
Payments for shares redeemed	(26,032,350)	(51,096,407)	(41,392,758)	(101,390,028)
Net increase (decrease) in net assets from capital share transactions	1,582,905	(3,764,742)	(3,716,869)	(3,369,153)
Total increase (decrease) in net assets	9,702,480	2,035,540	41,579,038	(14,407)
Net assets:
Beginning of period	175,390,353	173,354,813	297,393,802	297,408,209
End of period	$185,092,833	$175,390,353	$338,972,840	$297,393,802
Capital share transactions
Shares sold	2,368,307	4,242,967	3,262,393	6,420,874
Shares from reinvested dividends	635,786	1,049,207	—	2,574,149
Shares redeemed	(2,814,307)	(5,706,114)	(3,529,226)	(9,196,179)
Net increase (decrease)	189,786	(413,940)	(266,833)	(201,156)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Alternatives Fund
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$3,353,520	$6,911,690
Net realized gains (losses)	879,815	2,612,900
Net change in unrealized appreciation (depreciation)	774,426	6,917,745
Net increase in net assets resulting from operations	5,007,761	16,442,335
Distributions paid from:
Distributable earnings	—	(6,519,588)
Total distributions paid	—	(6,519,588)
Capital share transactions:
Proceeds from shares sold	42,568,881	45,629,201
Reinvestment of dividends	—	6,519,588
Payments for shares redeemed	(23,620,537)	(79,111,430)
Net increase (decrease) in net assets from capital share transactions	18,948,344	(26,962,641)
Total increase (decrease) in net assets	23,956,105	(17,039,894)
Net assets:
Beginning of period	208,943,292	225,983,186
End of period	$232,899,397	$208,943,292
Capital share transactions
Shares sold	3,975,669	4,357,482
Shares from reinvested dividends	—	632,356
Shares redeemed	(2,207,258)	(7,543,835)
Net increase (decrease)	1,768,411	(2,553,997)
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Financial Highlights

Morningstar U.S. Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025 (unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.17	$12.41	$10.70	$11.43	$13.74	$9.27
Income (loss) from investment operations:
Net investment income[1]	0.03	0.10	0.11	0.11	0.12	0.14
Net realized and unrealized gains (losses)	2.00	1.04	2.10	0.13	(0.36)	4.59
Total income (loss) from investment operations	2.03	1.14	2.21	0.24	(0.24)	4.73
Less distributions paid:
From net investment income	—	(0.12)	(0.11)	(0.07)	(0.13)	(0.14)
From realized gains	—	(1.26)	(0.39)	(0.90)	(1.94)	(0.12)
Total distributions paid	—	(1.38)	(0.50)	(0.97)	(2.07)	(0.26)
Net asset value, end of period	$14.20	$12.17	$12.41	$10.70	$11.43	$13.74
Total return[2]	16.68%	8.58%	20.92%	2.79%	(3.11% )	51.43%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,862	$1,604	$1,595	$1,459	$1,490	$1,703
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	0.85%	0.87%	0.87%	0.87%	0.86%	0.87%
Total expenses after waivers/reimbursements	0.84%	0.84%	0.84%	0.84%	0.83%	0.81%
Net investment income, net of waivers/reimbursements	0.47%	0.72%	0.91%	0.99%	0.89%	1.19%
Net investment income, before waivers/reimbursements	0.46%	0.69%	0.88%	0.96%	0.86%	1.13%
Portfolio turnover rate[5]	146%	33%	46%	53%	61%	68%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Financial Highlights (continued)

Morningstar International Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025 (unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.67	$10.23	$9.94	$9.57	$12.72	$8.76
Income (loss) from investment operations:
Net investment income[1]	0.14	0.22	0.21	0.22	0.23	0.12
Net realized and unrealized gains (losses)	1.59	0.69	0.32	0.47	(1.66)	4.17
Total income (loss) from investment operations	1.73	0.91	0.53	0.69	(1.43)	4.29
Less distributions paid:
From net investment income	—	(0.29)	(0.24)	(0.10)	(0.18)	(0.14)
From realized gains	—	(0.18)	—	(0.22)	(1.54)	(0.19)
Total distributions paid	—	(0.47)	(0.24)	(0.32)	(1.72)	(0.33)
Net asset value, end of period	$12.40	$10.67	$10.23	$9.94	$9.57	$12.72
Total return[2]	16.21%	9.31%	5.38%	7.61%	(12.77% )	49.22%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,011	$882	$810	$804	$912	$1,074
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	1.06%	1.07%	1.08%	1.08%	1.06%	1.08%
Total expenses after waivers/reimbursements	0.99%	0.99%	0.99%	0.99%	0.98%	0.89%
Net investment income, net of waivers/reimbursements	2.30%	2.06%	2.06%	2.33%	1.89%	1.09%
Net investment income, before waivers/reimbursements	2.23%	1.98%	1.97%	2.24%	1.81%	0.90%
Portfolio turnover rate[5]	169%	41%	31%	21%	67%	41%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Financial Highlights (continued)

Morningstar Global Income Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025 (unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.53	$9.21	$9.14	$9.82	$11.62	$9.54
Income (loss) from investment operations:
Net investment income[1]	0.22	0.52	0.55	0.53	0.42	0.35
Net realized and unrealized gains (losses)	0.39	0.34	0.08	(0.38)	(1.03)	2.09
Total income (loss) from investment operations	0.61	0.86	0.63	0.15	(0.61)	2.44
Less distributions paid:
From net investment income	(0.24)	(0.54)	(0.56)	(0.49)	(0.45)	(0.35)
From realized gains	—	—	—	(0.34)	(0.74)	(0.01)
Total distributions paid	(0.24)	(0.54)	(0.56)	(0.83)	(1.19)	(0.36)
Net asset value, end of period	$9.90	$9.53	$9.21	$9.14	$9.82	$11.62
Total return[2]	6.37%	9.58%	7.19%	1.88%	(6.00% )	26.01%
Supplemental data and ratios:
Net assets, end of period (millions)	$141	$140	$192	$215	$247	$272
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	0.82%	0.76%	0.74%	0.73%	0.62%	0.62%
Total expenses after waivers/reimbursements	0.73%	0.73%	0.72%	0.73%	0.62%	0.61%
Net investment income, net of waivers/reimbursements	4.52%	5.47%	6.01%	5.73%	3.76%	3.28%
Net investment income, before waivers/reimbursements	4.43%	5.44%	5.99%	5.73%	3.76%	3.27%
Portfolio turnover rate[5]	38%	75%	58%	63%	138%	59%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Financial Highlights (continued)

Morningstar Total Return Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025 (unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.87	$8.57	$9.06	$9.42	$10.69	$10.88
Income (loss) from investment operations:
Net investment income[1]	0.19	0.34	0.33	0.26	0.61	0.16
Net realized and unrealized gains (losses)	0.11	0.30	(0.50)	(0.36)	(1.65)	0.17
Total income (loss) from investment operations	0.30	0.64	(0.17)	(0.10)	(1.04)	0.33
Less distributions paid:
From net investment income	(0.17)	(0.34)	(0.32)	(0.26)	(0.17)	(0.21)
From realized gains	—	—	—	—	(0.06)	(0.31)
Total distributions paid	(0.17)	(0.34)	(0.32)	(0.26)	(0.23)	(0.52)
Net asset value, end of period	$9.00	$8.87	$8.57	$9.06	$9.42	$10.69
Total return[2]	3.45%	7.53%	(1.83% )	(1.03% )	(9.97% )	2.95%
Supplemental data and ratios:
Net assets, end of period (millions)	$967	$877	$822	$813	$829	$833
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements[5]	0.68%	0.69%	0.73%	0.73%	0.71%	0.74%
Total expenses after waivers/reimbursements[5]	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	0.53%	0.53%	0.53%	0.53%	0.52%	0.53%
Net investment income, net of waivers/reimbursements	4.14%	3.80%	3.77%	2.89%	1.39%	1.41%
Net investment income, before waivers/reimbursements	3.99%	3.64%	3.57%	2.69%	1.21%	1.20%
Portfolio turnover rate[6]	203%	361%	370%	302%	346%	438%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[5]
Expenses include dividend and interest expense of less than 0.01% for October 31, 2025, less than 0.01% for April 30, 2025, less than 0.01% for  April
30, 2024, less than 0.01% for April 30, 2023, 0.01% for April 30, 2022, and less than 0.01% for April 30, 2021, respectively.

[6]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Financial Highlights (continued)

Morningstar Municipal Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025 (unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.75	$9.87	$9.87	$9.94	$10.75	$10.14
Income (loss) from investment operations:
Net investment income[1]	0.16	0.32	0.29	0.23	0.18	0.21
Net realized and unrealized gains (losses)	0.22	(0.11)	— [2]	(0.07)	(0.81)	0.61
Total income (loss) from investment operations	0.38	0.21	0.29	0.16	(0.63)	0.82
Less distributions paid:
From net investment income	(0.17)	(0.33)	(0.29)	(0.23)	(0.18)	(0.21)
From realized gains	—	—	—	—	— [2]	—
Total distributions paid	(0.17)	(0.33)	(0.29)	(0.23)	(0.18)	(0.21)
Net asset value, end of period	$9.96	$9.75	$9.87	$9.87	$9.94	$10.75
Total return[3]	3.89%	2.06%	3.01%	1.67%	(5.93% )	8.14%
Supplemental data and ratios:
Net assets, end of period (millions)	$334	$305	$328	$331	$382	$417
Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.66%	0.67%	0.67%	0.67%	0.65%	0.66%
Total expenses after waivers/reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income, net of waivers/reimbursements	3.33%	3.25%	2.98%	2.34%	1.65%	1.98%
Net investment income, before waivers/reimbursements	3.25%	3.16%	2.89%	2.25%	1.58%	1.90%
Portfolio turnover rate[6]	16%	28%	57%	22%	41%	53%

[1]	Calculated using the average shares outstanding method.
[2]	Rounds to less than 0.01.
[3]
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.
[5]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[6]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Financial Highlights (continued)

Morningstar Defensive Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025 (unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.81	$9.52	$9.49	$9.69	$10.24	$10.17
Income (loss) from investment operations:
Net investment income[1]	0.20	0.42	0.42	0.29	0.20	0.20
Net realized and unrealized gains (losses)	0.06	0.27	0.02	(0.23)	(0.46)	0.16
Total income (loss) from investment operations	0.26	0.69	0.44	0.06	(0.26)	0.36
Less distributions paid:
From net investment income	(0.19)	(0.40)	(0.41)	(0.26)	(0.19)	(0.19)
From realized gains	—	—	—	—	(0.08)	(0.10)
From return of capital	—	—	—	—	(0.02)	—
Total distributions paid	(0.19)	(0.40)	(0.41)	(0.26)	(0.29)	(0.29)
Net asset value, end of period	$9.88	$9.81	$9.52	$9.49	$9.69	$10.24
Total return[2]	2.70%	7.41%	4.72%	0.63%	(2.61% )	3.56%
Supplemental data and ratios:
Net assets, end of period (millions)	$116	$113	$130	$135	$144	$201
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	0.70%	0.69%	0.71%	0.73%	0.64%	0.64%
Total expenses after waivers/reimbursements	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income, net of waivers/reimbursements	4.10%	4.36%	4.37%	3.03%	1.96%	1.92%
Net investment income, before waivers/reimbursements	3.88%	4.15%	4.14%	2.78%	1.80%	1.76%
Portfolio turnover rate[5]	15%	31%	65%	16%	45%	53%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Financial Highlights (continued)

Morningstar Multisector Bond Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025 (unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.96	$8.68	$8.77	$9.00	$10.52	$9.39
Income (loss) from investment operations:
Net investment income[1]	0.28	0.54	0.52	0.45	0.43	0.44
Net realized and unrealized gains (losses)	0.42	0.21	(0.09)	(0.44)	(1.54)	0.94
Total income (loss) from investment operations	0.70	0.75	0.43	0.01	(1.11)	1.38
Less distributions paid:
From net investment income	(0.29)	(0.47)	(0.52)	(0.24)	(0.30)	(0.25)
From realized gains	—	—	—	—	(0.11)	—
Total distributions paid	(0.29)	(0.47)	(0.52)	(0.24)	(0.41)	(0.25)
Net asset value, end of period	$9.37	$8.96	$8.68	$8.77	$9.00	$10.52
Total return[2]	7.95%	8.84%	5.04%	0.23%	(10.95% )	14.79%
Supplemental data and ratios:
Net assets, end of period (millions)	$185	$175	$173	$176	$172	$237
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	1.00%	1.00%	1.03%	1.04%	0.92%	0.91%
Total expenses after waivers/reimbursements	0.79%	0.79%	0.79%	0.80%	0.79%	0.79%
Net investment income, net of waivers/reimbursements	6.08%	6.03%	5.98%	5.14%	4.25%	4.31%
Net investment income, before waivers/reimbursements	5.87%	5.82%	5.74%	4.90%	4.12%	4.19%
Portfolio turnover rate[5]	94%	177%	157%	131%	97%	127%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Financial Highlights (continued)

Morningstar Global Opportunistic Equity Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025 (unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.68	$10.60	$9.77	$9.57	$12.08	$9.28
Income (loss) from investment operations:
Net investment income[1]	0.13	0.21	0.22	0.20	0.21	0.14
Net realized and unrealized gains (losses)	1.48	0.85	0.88	0.27	(0.43)	2.99
Total income (loss) from investment operations	1.61	1.06	1.10	0.47	(0.22)	3.13
Less distributions paid:
From net investment income	—	(0.24)	(0.24)	(0.12)	(0.26)	(0.23)
From realized gains	—	(0.74)	(0.03)	(0.15)	(2.03)	(0.10)
Total distributions paid	—	(0.98)	(0.27)	(0.27)	(2.29)	(0.33)
Net asset value, end of period	$12.29	$10.68	$10.60	$9.77	$9.57	$12.08
Total return[2]	15.07%	10.22%	11.41%	5.15%	(2.77% )	34.01%
Supplemental data and ratios:
Net assets, end of period (millions)	$339	$297	$297	$233	$200	$211
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements	0.72%	0.72%	0.74%	0.80%	0.78%	0.78%
Total expenses after waivers/reimbursements	0.72%	0.72%	0.74%	0.80%	0.78%	0.74%
Net investment income, net of waivers/reimbursements	2.13%	1.86%	2.20%	2.15%	1.81%	1.28%
Net investment income, before waivers/reimbursements	2.13%	1.86%	2.20%	2.15%	1.81%	1.24%
Portfolio turnover rate[5]	28%	58%	60%	47%	96%	52%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[5]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Financial Highlights (continued)

Morningstar Alternatives Fund
	Six Months Ended October 31	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30	Year Ended April 30
Selected per share data	2025 (unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.57	$10.13	$9.78	$10.12	$10.71	$10.12
Income (loss) from investment operations:
Net investment income[1]	0.16	0.32	0.33	0.19	0.07	0.12
Net realized and unrealized gains (losses)	0.09	0.44	0.41	(0.15)	(0.14)	0.77
Total income (loss) from investment operations	0.25	0.76	0.74	0.04	(0.07)	0.89
Less distributions paid:
From net investment income	—	(0.32)	(0.39)	(0.20)	(0.14)	(0.13)
From realized gains	—	—	—	(0.18)	(0.38)	(0.17)
Total distributions paid	—	(0.32)	(0.39)	(0.38)	(0.52)	(0.30)
Net asset value, end of period	$10.82	$10.57	$10.13	$9.78	$10.12	$10.71
Total return[2]	2.36%	7.55%	7.58%	0.42%	(0.78% )	8.92%
Supplemental data and ratios:
Net assets, end of period (millions)	$233	$209	$226	$275	$368	$328
Ratio to average net assets of:[3,4]
Total expenses before waivers/reimbursements[5]	1.52%	1.54%	1.57%	1.44%	1.45%	1.68%
Total expenses after waivers/reimbursements[5]	1.36%	1.38%	1.41%	1.31%	1.31%	1.26%
Total expenses after waivers/reimbursements and excluding dividend and interest expense	1.16%	1.16%	1.17%	1.16%	1.15%	1.12%
Net investment income, net of waivers/reimbursements	3.05%	3.10%	3.33%	1.91%	0.63%	1.14%
Net investment income, before waivers/reimbursements	2.89%	2.94%	3.17%	1.78%	0.49%	0.72%
Portfolio turnover rate[6]	113%	213%	198%	358%	433%	372%

[1]	Calculated using the average shares outstanding method.
[2]
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[3]	Ratios are annualized for periods less than one year.
[4]	Ratios do not include impact of the net investment income nor expenses of the underlying funds in which the fund invests.
[5]
Expenses include dividend and interest expense of 0.20%, 0.22%, 0.24%, 0.16%, 0.16%, and 0.14% for October 31, 2025, April 30, 2025, April 30, 2024,
April 30, 2023, April 30, 2022, and April 30, 2021, respectively.

[6]	Portfolio turnover rate is not annualized for periods less than one year.
See accompanying Notes to Financial Statements

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements
1. Organization
Morningstar Funds Trust (the “Trust”) was organized as a Delaware statutory trust on March 1, 2017.  The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.
The Trust is currently authorized to offer shares in nine separate series which commenced operations on November 2, 2018 (each a “Fund” and collectively, the “Funds”):
Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Global Opportunistic Equity Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund
Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund is classified and operates as a diversified fund under the 1940 Act. Each Fund’s shares are classified as Institutional shares. Morningstar Investment Management LLC (“MIM” or “Adviser”) serves as the investment adviser of each Fund.
The investment objective of each Fund is as follows:
Morningstar Funds	Investment Objective
U.S. Equity Fund	Long-term capital appreciation
International Equity Fund	Long-term capital appreciation
Global Income Fund	Current income and long-term capital appreciation
Total Return Bond Fund	Maximize total return while also generating income and preserving capital
Municipal Bond Fund	Income exempt from federal income taxes as well as capital preservation
Defensive Bond Fund	Capital preservation
Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Global Opportunistic Equity Fund	Long-term capital appreciation over a full market cycle
Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 3.
Cash and Foreign Currencies: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. In the event of the financial institution’s insolvency, recovery of the Fund’s cash may be limited to the insurance afforded by Federal Deposit Insurance Corporation (“FDIC”) or Securities Investor Protection Corporation (“SIPC”).
Due to/from Brokers: Due to/from brokers represents cash balances and securities on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. Cash held with brokers is not available for withdrawal upon demand, and is considered restricted as it is not available for use until it is returned to the Fund upon exiting the position to which the collateral relates. The Funds are subject to credit risk should the prime brokers or counterparties be unable to meet their obligations to the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Assets
Cash collateral for derivatives	$397,387	$1,687,250	$60,000	$1,510,731
Deposits with broker for futures contracts	427,561	77,757	148,065	284,508
Due from broker	$824,948	$1,765,007	$208,065	$1,795,239
Liabilities
Cash collateral for derivatives	$109,951	$940,746	$10,000	$546,437
Deposits with broker for futures contracts	—	102,033	2,229	6,565
Due to broker	$109,951	$1,042,779	$12,229	$553,002
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments and derivatives and net change in unrealized appreciation (depreciation) on investments and derivatives on the Statements of Operations.

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
Realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected and/or converted into U.S. dollars by the Funds. As of October 31, 2025, the Funds’ custodian held 152,486,785, 4,766,952, 4,447,372 and 13,249,035 of Russian rubles in restricted foreign cash accounts on behalf of the International Equity Fund, the Global Income Fund, the Multisector Bond Fund and the Global Opportunistic Equity Fund, respectively. The Russian rubles have been valued at zero in accordance with the Funds’ valuation procedures and U.S. GAAP. The value of the Russian rubles currently held may differ materially from the reported amounts, given the uncertainty of the aforementioned sanctions.
Investment Transactions and Investment Income: Investment transactions are accounted for as of trade date. Realized gains and losses on investment transactions are recorded on a specifically identified cost basis. Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums using the effective yield method. In the case of a defaulted debt obligation, the accrual of interest income is halted when management becomes aware that the interest income is not collectible, and already accrued interest income may be written off. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the ex-date dividend notification. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Other non-cash dividends are recognized as investment income at the fair value of the assets received.
Expenses: Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative average net assets.
Federal Income Taxes: Each Fund’s policy is to comply with all sections of Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”), necessary to qualify for federal income tax purposes as a regulated investment company and to distribute substantially all of its taxable income and capital gains to shareholders as required. No provision for federal income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries on securities sold or held in certain foreign jurisdictions. Such taxes are generally based on income and/or capital gains earned or repatriated. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
for potential non-U.S. taxes payable upon the sale of these securities. As of October 31, 2025, the International Equity Fund had non-U.S. taxes accrued in the amount of $239,880, which is included as payable for deferred capital gains tax in the Statements of Assets and Liabilities and net against the change in unrealized appreciation (depreciation) on investments on the Statements of Operations.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The returns of the Funds for the prior three fiscal years as well as current year are open for examination. As of October 31, 2025, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid as follows:
Morningstar Funds	Frequency
U.S. Equity Fund	Annually
International Equity Fund	Annually
Global Income Fund	Monthly
Total Return Bond Fund	Monthly
Municipal Bond Fund	Monthly
Defensive Bond Fund	Monthly
Multisector Bond Fund	Monthly
Global Opportunistic Equity Fund	Annually
Alternatives Fund	Annually
Distributions of net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under U.S. GAAP.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
The Funds do not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The NAV of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made. In general, investments for which market quotations are readily available are valued at current market value, while investments whose market quotations are not readily available (as defined by Rule 2a-5 of the Investment Company Act of 1940, as amended) are fair valued.
As permitted under Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated Morningstar Investment Management LLC to serve as the valuation designee. MIM, as valuation designee, carries out its day-to-day fair value responsibilities required under Rule 2a-5 through its Pricing Committee (the “Pricing Committee”) in accordance with procedures approved by the Board.
Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open end investment companies).
Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments).
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.
A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments. The value of Level 3 securities compared to the Funds’ net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
The Pricing Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Funds had little or no value as of October 31, 2025.
Valuation Techniques: The following inputs and techniques may be used by the Funds to value their portfolio holdings and to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.
Equity securities, including securities sold short, rights, warrants, exchange traded funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades. An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is generally valued at its last bid price (in the case of short sales, at the ask price). Shares of open end investment companies, other than exchange-traded funds, are valued at their NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on a methodology approved by the Pricing Committee and are typically classified within Level 2 of the fair value hierarchy. This includes certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost (unless conditions indicate otherwise), which approximates fair value.
The Pricing Committee uses independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedule of Investments. Securities with a fair value factor applied are classified as Level 2.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last reported settlement price on the date of determination on the exchange that constitutes the principal market or, if the settlement price is not available, generally at the last traded price. For listed options contracts, if the last traded price falls outside the bid/ask spread, then the calculated mean based

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
on bid/ask prices obtained from the primary exchange will be used. Centrally cleared swap contracts are typically classified within Level 2 of the fair value hierarchy. Centrally cleared swap contracts listed or traded on a multilateral trade facility platform are valued on a daily basis using quotations provided by an independent pricing service.
Forward foreign currency exchange contracts are typically classified within Level 2 of the fair value hierarchy. The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
OTC derivatives are typically classified within Level 2 of the fair value hierarchy. OTC derivatives, including options on forward foreign currency exchange contracts, put and call options, contracts for difference and swap contracts, are valued by the Pricing Committee on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
When observable prices are not available, the Pricing Committee may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. These investments are classified as Level 3 and have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Securities for which market quotations are not readily available or are unreliable are fair valued by the Pricing Committee in accordance with the procedures approved by the Board. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. While each Fund’s use of fair value pricing is intended to result in calculation of a NAV that fairly reflects security values as of the time of pricing, a Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the fair valuation procedures may be reviewed or adjusted.
The inputs used by the Pricing Committee in estimating the value of Level 3 investments may include, if applicable, such factors as described in the procedures approved by the Board, including, but not limited to, the original transaction price, recent transactions in the same or similar instruments, completed or pending third party transactions in the underlying investment or comparable issuers, third party broker quotes, deal terms, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Pricing Committee in the absence of market information. Assumptions used by the Pricing Committee due to the lack of observable inputs may significantly impact the fair value of an investment.
4. Investment Advisory and Other Agreements
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish certain portfolio management services to the Funds.
Pursuant to the Agreement, the Funds have contractually agreed to pay the Adviser a management fee calculated on the average daily net assets of each Fund, in the annual ratios below.
Morningstar Funds	Ratio
U.S. Equity Fund	0.67%
International Equity Fund	0.83%
Global Income Fund	0.35%
Total Return Bond Fund	0.44%
Municipal Bond Fund	0.44%
Defensive Bond Fund	0.36%
Multisector Bond Fund	0.61%
Global Opportunistic Equity Fund	0.47%
Alternatives Fund	0.85%
Pursuant to the Agreement, the Adviser is responsible for performing and overseeing portfolio management services to the Funds. In addition to selecting the overall investment strategies of the Funds, the Adviser oversees and monitors the selection and performance of the subadvisers and allocates assets among the subadvisers. The subadvisers manage each Fund’s investment portfolio pursuant to subadvisory agreements with the Adviser. The Adviser manages a portion of each Fund which may include securities such as equities, ETFs, mutual funds, money market fund investments and, where applicable, transacting in forward foreign currency exchange contracts.
Pursuant to an Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2026, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Code) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (“AFFE”), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed the following rates, based on each Fund’s average daily net assets.  The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statements of Assets and Liabilities.  The Adviser reimburses the Funds on a monthly basis. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the period from May 1, 2025 through October 31, 2025, the Funds’ Adviser waived fees and/or reimbursed expenses pursuant to the Expense Limitation Agreement for each of the Funds as follows:
Morningstar Funds	Expense Cap	Management Fees Waived
U.S. Equity Fund	0.84%	$130,335
International Equity Fund	0.99%	351,900
Global Income Fund	0.73%	63,076

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
Morningstar Funds	Expense Cap	Management Fees Waived
Total Return Bond Fund	0.53%	$704,910
Municipal Bond Fund	0.58%	136,405
Defensive Bond Fund	0.48%	129,543
Multisector Bond Fund	0.79%	193,156
Global Opportunistic Equity Fund	0.84%	—
Alternatives Fund	1.16%	170,993
As of October 31, 2025, the Trust has entered into subadvisory agreements with the following entities by Fund:
Morningstar Funds	Subadvisers
U.S. Equity Fund	ClearBridge Investments, LLC Massachusetts Financial Services Company, d/b/a MFS Investment Management Wasatch Advisors, LP, d/b/a Wasatch Global Investors
International Equity Fund	Harding Loevner LP Harris Associates L.P. Lazard Asset Management LLC
Global Income Fund	Cullen Capital Management, LLC Western Asset Management Company, LLC
Total Return Bond Fund	BlackRock Financial Management, Inc. Guggenheim Partners Investment Management
Municipal Bond Fund	Allspring Global Investments, LLC T. Rowe Price Associates, Inc.
Defensive Bond Fund	First Pacific Advisors, LP
Multisector Bond Fund	Loomis, Sayles & Company, L.P. TCW Investment Management Company LLC Voya Investment Management Company, LLC
Global Opportunistic Equity Fund	Lazard Asset Management LLC
Alternatives Fund	BlackRock Financial Management, Inc. SSI Investment Management LLC Water Island Capital, LLC
Pursuant to the subadvisory agreements between the subadvisers, the Adviser and the Trust, the Adviser will pay the subadvisers out of the management fees it receives from the Funds.
The Trust has a Fund Administration and Accounting Services Agreement with The Northern Trust Company (“Northern Trust”), which provides certain administration, accounting, clerical and bookkeeping services, assistance with the preparation and filing of tax returns and reports to shareholders, and preparation for signature by an officer of the Trust certain documents required to be filed for Trust compliance with applicable laws and regulations, including those of the SEC and other regulators. Northern Trust also serves as custodian of each Fund’s securities and cash, and as the Funds’ transfer agent and dividend disbursing agent. Northern Trust does not have responsibility or authority for the management of the Funds or the determination of investment policy.

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor of the Trust’s shares. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services. Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“FMS”) provides a Principal Financial Officer and an Assistant Treasurer to the Trust. The Trust has agreed to pay FMS an annual base fee and has agreed to reimburse FMS for certain expenses incurred on behalf of the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or the Funds.
The Trust, on behalf of the Funds, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess asset-based fees in consideration for providing certain account maintenance, record keeping and transactional and other shareholder services reflected as “Sub-accounting fees” on the Statements of Operations.
5. Investment Transactions
During the six months ended October 31, 2025, the cost of purchases and the proceeds from sales of investments (excluding in-kind transactions, derivatives and short-term investments) were as follows:
	Purchases		Sales
Morningstar Funds	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short
U.S. Equity Fund	$—	$2,589,480,933	$—	$2,591,045,088	$—	$—
International Equity Fund	—	1,594,511,371	—	1,592,407,822	—	—
Global Income Fund	1,497,951	49,628,747	1,523,323	51,129,925	—	—
Total Return Bond Fund	335,451,866	1,736,327,196	273,886,278	1,689,589,642	116,615,604	106,582,038
Municipal Bond Fund	—	81,653,241	—	47,831,604	—	—
Defensive Bond Fund	4,980,975	24,472,452	5,780,246	8,963,641	—	—
Multisector Bond Fund	48,586,689	113,483,077	48,761,893	113,507,672	—	—
Global Opportunistic Equity Fund	—	92,364,455	—	89,231,612	—	—
Alternatives Fund	—	256,938,617	—	258,347,019	32,597,754	25,997,487

Mortgage Dollar Rolls: The Funds may enter into mortgage dollar roll transactions of TBA securities in which the Funds sell mortgage-related securities for immediate settlement and simultaneously purchase the same type of securities for forward settlement at a discount.  Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the Funds’ portfolio turnover rate.  The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.

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Notes to Financial Statements (continued)
6. Securities Lending
The Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, and Morningstar Global Opportunistic Equity Fund participate in a securities lending program. Under the securities lending program, Northern Trust serves as the Securities Lending Agent (or “Agent”) pursuant to a Securities Lending Authorization Agreement (the “Securities Lending Agreement”).
Each Fund will limit lending to be less than one third of the value of its total assets. The Funds’ securities held at the Securities Lending Agent as custodian shall be available to be lent except those securities the Funds specifically identify in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. securities and a value of no less than 105% of the market value for non-U.S. securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. securities on loan and not less than 105% of the current value of the non-U.S. securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on, or in respect of, the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.
Cash collateral received is invested in a money market fund managed by Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation as disclosed in each Fund’s Schedule of Investments and reflected on the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is held by the Securities Lending Agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The securities lending income earned by the Funds is disclosed on the Statement of Operations.
The following is a summary of the Funds’ securities on loan and related cash and non-cash collateral received as of October 31, 2025:
Morningstar Funds	Market Value of Securities on Loan	Cash Collateral Received*	Non-Cash Collateral Received*	Total Collateral Received
U.S. Equity Fund	$52,043,798	$5,601,339	$47,649,258	$53,250,597
International Equity Fund	23,503,869	15,245,224	9,209,854	24,455,078
Global Income Fund	6,553,367	5,559,864	1,146,561	6,706,425

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Notes to Financial Statements (continued)
Morningstar Funds	Market Value of Securities on Loan	Cash Collateral Received*	Non-Cash Collateral Received*	Total Collateral Received
Total Return Bond Fund	$37,474,847	$26,635,871	$11,684,173	$38,320,044
Defensive Bond Fund	25,575,570	1,700,000	24,412,813	26,112,813
Global Opportunistic Equity Fund	68,751,771	12,037,655	58,561,837	70,599,492

* There are no restrictions or maturity dates on the cash collateral received from borrower. The non-cash collateral received consists of U.S. Government securities which cannot be sold or repledged, and accordingly are not reflected in the Portfolio of
Investments. The remaining contractual maturity of non-cash collateral received are as follows:

Morningstar Funds	Up to 30 Days	30-90 Days	Over 90 Days	Total Non-Cash Collateral Received
U.S. Equity Fund	$142,959	$473,817	$47,032,482	$47,649,258
International Equity Fund	5,491	49,434	9,154,929	9,209,854
Global Income Fund	1,429	11,017	1,134,115	1,146,561
Total Return Bond Fund	—	—	11,684,173	11,684,173
Defensive Bond Fund	42,392	381,656	23,988,765	24,412,813
Global Opportunistic Equity Fund	921,753	980,170	56,659,914	58,561,837

Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that a Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that a Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner. There also may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially. In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss. To mitigate borrower default risk, the Funds benefit from a borrower default indemnity provided by the Securities Lending Agent. The Securities Lending Agent’s indemnity allows for full replacement of securities lent wherein the Agent will purchase the unreturned loaned securities on the open market applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, the Securities Lending Agent will purchase the unreturned loan securities at the Agent’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosure has been made on behalf of the Funds.
7. Financial Derivative Instruments
Certain Funds may transact in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective.  The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Forward foreign currency exchange contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency exchange contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.
At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency exchange contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contracts are usually effected with the counterparty to the original forward foreign currency exchange contracts. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forward foreign currency exchange contracts).
Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and presented as gross unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. A Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.
When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant (“FCM”) an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian

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Notes to Financial Statements (continued)
on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. As of October 31, 2025, the Morningstar Global Income Fund, the Morningstar Total Return Bond Fund, the Morningstar Multisector Bond Fund and the Morningstar Alternatives Fund pledged cash to cover margin requirements for open futures positions in an amount of $427,561, $(24,276), $145,836 and $277,943, respectively, which is the net of amounts included in Due to/from Broker on the Statements of Assets and Liabilities.
Options on Futures Contracts: Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby a Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument.
The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM.
Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.
If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Options on Interest-Rate Swap Contracts: An option on an interest-rate swap contract (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap contract. Options on swap contracts involve the risks associated with derivative instruments generally, as well as the additional risks associated with both options

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
and swap contracts generally. A pay fixed option on an interest-rate swap contract gives the buyer the right to establish a position in an interest-rate swap contract where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swap contracts are “European” exercise, which means that they can only be exercised at the end of the option term.
When a Fund purchases an option on a swap contract, an amount equal to the premium paid by the Fund is recorded as an Investment on the Schedule of Investments, the value of which is marked-to-market daily based upon quotations from market makers to reflect its current market value. If the option on a swap contract expires, a Fund realizes a loss equal to the amount of the premium paid. Changes in the value of an option on a swap contract are reported as unrealized gains or losses.
Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swap contracts. A Fund may use interest-rate swap contracts to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swap contracts to manage exposure to inflation risk. An inflation index swap contract is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap contract is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap contract is entered into, the swap contract will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap contract is entered into, the swap contract will decrease in value. A Fund may also engage in total return swap contracts, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap contract positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap contracts may increase or decrease the overall volatility of a Fund’s investments and its share price. A Fund’s ability to engage in certain swap contract transactions may be limited by tax considerations.
A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swap contracts carry counterparty risks that cannot be fully anticipated. Also, because swap contract transactions typically involve a contract between the two parties, such swap contract investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
For centrally cleared swap contracts, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For interest rate swap contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Operations.
Interest rate swap contracts are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swap contracts may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate, inflation index and total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.
Credit Default Swap Contracts: A Fund may purchase credit default swap contracts. A credit default swap contract is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swap contracts may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation. As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.
A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swap contracts involves costs, which will reduce a Fund’s return.

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
For centrally cleared swap contracts, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default swap contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Operations.
The credit default swap contracts and the change, if any, is recorded as an unrealized gain or loss. Changes in market value are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations are marked to market daily.
Each Fund’s risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap contract, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Contracts for Difference: The Morningstar Alternatives Fund may enter into Contracts for Difference (“CFDs”). CFDs are leveraged derivative instruments that allow the Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, the Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by the Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. The potential for margin calls and large losses

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Notes to Financial Statements (continued)
are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD. CFDs outstanding, including their respective notional amounts at period end, if any, are listed within the Fund’s Schedule of Investments.
Master Netting Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase agreements, borrowed bond agreements and reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral. With borrowed bond agreements and reverse repurchase transactions, typically a Fund and counterparty under a Master Repurchase Agreement are permitted to sell, repledge, or use the collateral associated with the transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swap contracts and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are recorded as a payable or

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swap contracts and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in a Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by a Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in non-affiliates, at value (securities) or in Due from broker (cash). Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in each Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to broker in the Statements of Assets and Liabilities.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effects of such derivative instruments on the Funds’ financial position and financial performance for the six months ended October 31, 2025 are as follows:
	Fair Value of Derivatives included in Assets					Fair Value of Derivatives included in Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Unrealized Appreciation on Swap Contracts and Contracts for Difference(2)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value(3)	Total	Unrealized Depreciation on Futures Contracts(1)	Unrealized Depreciation on Swap Contracts and Contracts for Difference(2)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value(4)	Total
Morningstar Global Income Fund
Credit risk	$—	$—	$—	$—	$—	$—	$2,119	$—	$—	$2,119
Equity risk	—	22,015	—	—	22,015	—	—	—	—	—

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
	Fair Value of Derivatives included in Assets					Fair Value of Derivatives included in Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Unrealized Appreciation on Swap Contracts and Contracts for Difference(2)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value(3)	Total	Unrealized Depreciation on Futures Contracts(1)	Unrealized Depreciation on Swap Contracts and Contracts for Difference(2)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value(4)	Total
Morningstar Global Income Fund (continued)
Foreign exchange rate risk	$—	$—	$8,202	$29	$8,231	$—	$—	$10,343	$—	$10,343
Interest rate risk	74,056	81,776	—	—	155,832	2,436	117,780	—	—	120,216
Total	$74,056	$103,791	$8,202	$29	$186,078	$2,436	$119,899	$10,343	$—	$132,678
Netting positions	(2,436)	(103,791)	(8,202)	—	(114,429)	(2,436)	(103,791)	(8,202)	—	(114,429)
Net Fair Value of Derivative Contracts	$71,620	$—	$—	$29	$71,649	$—	$16,108	$2,141	$—	$18,249
Morningstar Total Return Bond Fund
Credit risk	$—	$62,870	$—	$—	$62,870	$—	$16,368	$—	$—	$16,368
Equity risk	—	13,532	—	—	13,532	—	72	—	—	72
Foreign exchange rate risk	—	—	314,704	22,285	336,989	—	—	158,608	6,082	164,690
Inflation risk	—	76,222	—	—	76,222	—	90,078	—	—	90,078
Interest rate risk	319,498	112,300	—	151,942	583,740	204,067	101,505	—	316,658	622,230
Total	$319,498	$264,924	$314,704	$174,227	$1,073,353	$204,067	$208,023	$158,608	$322,740	$893,438
Netting positions	(204,067)	(208,023)	(158,608)	(174,227)	(744,925)	(204,067)	(208,023)	(158,608)	(174,227)	(744,925)
Net Fair Value of Derivative Contracts	$115,431	$56,901	$156,096	$—	$328,428	$—	$—	$—	$148,513	$148,513
Morningstar Multisector Bond Fund
Foreign exchange rate risk	$—	$—	$194,824	$1,142	$195,966	$—	$—	$182,269	$—	$182,269
Interest rate risk	8,682	—	—	—	8,682	63,773	—	—	—	63,773
Total	$8,682	$—	$194,824	$1,142	$204,648	$63,773	$—	$182,269	$—	$246,042
Netting positions	(8,682)	—	(182,269)	—	(190,951)	(8,682)	—	(182,269)	—	(190,951)
Net Fair Value of Derivative Contracts	$—	$—	$12,555	$1,142	$13,697	$55,091	$—	$—	$—	$55,091
Morningstar Alternatives Fund
Credit risk	$—	$9,258	$—	$—	$9,258	$—	$—	$—	$—	$—
Equity risk	—	2,903,050	—	118,808	3,021,858	—	3,114,029	—	63,604	3,177,633
Foreign exchange rate risk	—	—	420,219	—	420,219	—	—	326,033	—	326,033

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
	Fair Value of Derivatives included in Assets					Fair Value of Derivatives included in Liabilities
	Unrealized Appreciation on Futures Contracts(1)	Unrealized Appreciation on Swap Contracts and Contracts for Difference(2)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value(3)	Total	Unrealized Depreciation on Futures Contracts(1)	Unrealized Depreciation on Swap Contracts and Contracts for Difference(2)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value(4)	Total
Morningstar Alternatives Fund (continued)
Interest rate risk	$84,004	$—	$—	$—	$84,004	$112,606	$—	$—	$—	$112,606
Total	$84,004	$2,912,308	$420,219	$118,808	$3,535,339	$112,606	$3,114,029	$326,033	$63,604	$3,616,272
Netting positions	(84,004)	(2,912,308)	(326,033)	(63,604)	(3,385,949)	(84,004)	(2,912,308)	(326,033)	(63,604)	(3,385,949)
Net Fair Value of Derivative Contracts	$—	$—	$94,186	$55,204	$149,390	$28,602	$201,721	$—	$—	$230,323

[1]
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]
Includes cumulative appreciation/depreciation on centrally-cleared swap contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

[3]	Fair market value is included in Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
[4]	Fair market value is included in Written options, at value on the Statements of Assets and Liabilities.
The following table indicates the effects of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the six months ended October 31, 2025:
	Net Realized Gain (Losses) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives as a Result from Operations
	Futures Contracts	Swap Contracts(1)	Forward Foreign Currency Exchange Contracts	Purchased/ Written Options and Swaptions(2)	Total	Futures Contracts	Swap Contracts(3)	Forward Foreign Currency Exchange Contracts	Purchased/ Written Options and Swaptions(4)	Total
Morningstar Global Income Fund
Credit risk	$—	$(14,194)	$—	$6,880	$(7,314)	$—	$(2,119)	$—	$(2,404)	$(4,523)
Equity risk	—	—	—	—	—	—	22,015	—	—	22,015
Foreign exchange rate risk	—	—	(9,983)	(1,164)	(11,147)	—	—	(16,299)	(1,104)	(17,403)
Interest rate risk	120,387	4,830	—	4,049	129,266	(70,906)	55,709	—	—	(15,197)
Total	$120,387	$(9,364)	$(9,983)	$9,765	$110,805	$(70,906)	$75,605	$(16,299)	$(3,508)	$(15,108)
Morningstar Total Return Bond Fund
Credit risk	$—	$776,578	$—	$—	$776,578	$—	$176,299	$—	$—	$176,299
Equity risk	(210,397)	(56,893)	—	—	(267,290)	56,092	64,120	—	—	120,212
Foreign exchange rate risk	—	—	(462,353)	71,871	(390,482)	—	—	461,151	(24,764)	436,387
Inflation risk	—	—	—	—	—	—	7,610	—	—	7,610
Interest rate risk	(49,022)	183,686	—	(214,727)	(80,063)	(199,530)	121,436	—	23,710	(54,384)
Total	$(259,419)	$903,371	$(462,353)	$(142,856)	$38,743	$(143,438)	$369,465	$461,151	$(1,054)	$686,124

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
	Net Realized Gain (Losses) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives as a Result from Operations
	Futures Contracts	Swap Contracts(1)	Forward Foreign Currency Exchange Contracts	Purchased/ Written Options and Swaptions(2)	Total	Futures Contracts	Swap Contracts(3)	Forward Foreign Currency Exchange Contracts	Purchased/ Written Options and Swaptions(4)	Total
Morningstar Multisector Bond Fund
Credit risk	$—	$(5,656)	$—	$—	$(5,656)	$—	$—	$—	$—	$—
Foreign exchange rate risk	—	—	29,031	4,261	33,292	—	—	(71,321)	(26,120)	(97,441)
Interest rate risk	(68,983)	—	—	—	(68,983)	(28,090)	—	—	—	(28,090)
Total	$(68,983)	$(5,656)	$29,031	$4,261	$(41,347)	$(28,090)	$—	$(71,321)	$(26,120)	$(125,531)
Morningstar Alternatives Fund
Credit risk	$—	$(12,067)	$—	$—	$(12,067)	$—	$30,420	$—	$—	$30,420
Equity risk	—	(2,919,059)	—	500,847	(2,418,212)	—	(94,517)	—	141,553	47,036
Foreign exchange rate risk	—	—	(323,193)	—	(323,193)	—	—	306,245	—	306,245
Interest rate risk	(12,822)	(28,746)	—	—	(41,568)	(288,830)	43	—	—	(288,787)
Total	$(12,822)	$(2,959,872)	$(323,193)	$500,847	$(2,795,040)	$(288,830)	$(64,054)	$306,245	$141,553	$94,914

[1]	Includes net realized gains (losses) on Contracts for Difference.
[2]	Net realized gains (losses) on Purchased Options/Swaptions included in Investments on the Statements of Operations.
[3]	Includes net change in unrealized appreciation (depreciation) on Contracts for Difference.
[4]	Net change in unrealized appreciation (depreciation) on Purchased Options/Swaptions included in Investments on the Statements of Operations.
The following tables present, as of October 31, 2025 the gross and net derivative assets and liabilities that are netted on the Statements of Assets or Liabilities or that are subject to a master netting agreement. The tables also present information about the related collateral amounts by counterparty.
As of October 31, 2025, each Fund’s derivative assets and liabilities by type are as follows:
Morningstar Global Income Fund
Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$8,202	$10,343
Futures contracts	74,056	2,436
Interest rate swap contracts	81,776	117,780
Credit default swap contracts	—	2,119
Total return swap contracts	22,015	—
Purchased options	29	—
Total gross amount of derivatives in the Statements of Assets and Liabilities	$186,078	$132,678
Less: Derivatives not subject to MNA or similar agreements	(155,832)	(4,555)
Total gross amount of derivatives subject to MNA or similar agreement	$30,246	$128,123

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
Morningstar Global Income Fund  (continued)
As of October 31, 2025, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
BNP Paribas	$3,670	$—	$3,670	$—	$3,670
Citibank	79	(79)	—	—	—
Goldman Sachs	990	(475)	515	—	515
JPMorgan Chase	25,507	(25,507)	—	—	—
Total	$30,246	$(26,061)	$4,185	$—	$4,185

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Citibank	$(2,327)	$79	$(2,248)	$—	$(2,248)
Goldman Sachs	(475)	475	—	—	—
JPMorgan Chase(a)	(125,321)	25,507	(99,814)	99,814	—
Total	$(128,123)	$26,061	$(102,062)	$99,814	$(2,248)

(a)	Actual amount of collateral pledged by the Fund to JPMorgan Chase exceeded the net amount before collateral and is included in Due from broker in the Statements of Assets and Liabilities.

As of October 31, 2025, each Fund’s derivative assets and liabilities by type are as follows:
Morningstar Total Return Bond Fund
Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$314,704	$158,608
Futures contracts	319,498	204,067
Interest rate swap contracts	112,300	101,505
Credit default swap contracts	62,870	16,368
Inflation swap contracts	76,222	90,078
Total return swap contracts	13,532	72
Purchased options	139,385	—
Purchased swaptions	34,842	—
Written options	—	63,757
Written swaptions	—	258,983
Total gross amount of derivatives in the Statements of Assets and Liabilities	$1,073,353	$893,438
Less: Derivatives not subject to MNA or similar agreements	(687,990)	(458,730)
Total gross amount of derivatives subject to MNA or similar agreement	$385,363	$434,708

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
Morningstar Total Return Bond Fund  (continued)
As of October 31, 2025, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$41,320	$(41,320)	$—	$—	$—
Barclays	38,952	(24,837)	14,115	—	14,115
BNP Paribas	14,435	(14,435)	—	—	—
Citibank	17,165	(17,165)	—	—	—
Deutsche Bank	83,548	(7,348)	76,200	—	76,200
Goldman Sachs	21,478	(21,478)	—	—	—
HSBC(a)	61,510	—	61,510	(10,000)	51,510
JPMorgan Chase	10,173	(10,173)	—	—	—
Morgan Stanley(b)	43,630	(42,996)	634	(634)	—
RBS	185	—	185	—	185
Standard Chartered Bank	15,071	(7,292)	7,779	—	7,779
State Street	8,802	(6,448)	2,354	—	2,354
UBS	26,477	(26,477)	—	—	—
Wells Fargo	2,617	—	2,617	—	2,617
Total	$385,363	$(219,969)	$165,394	$(10,634)	$154,760

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$(45,867)	$41,320	$(4,547)	$—	$(4,547)
Barclays	(24,837)	24,837	—	—	—
BNP Paribas	(53,060)	14,435	(38,625)	—	(38,625)
Citibank	(26,987)	17,165	(9,822)	—	(9,822)
Deutsche Bank	(7,348)	7,348	—	—	—
Goldman Sachs	(132,146)	21,478	(110,668)	—	(110,668)
JPMorgan Chase	(27,883)	10,173	(17,710)	—	(17,710)
Morgan Stanley	(42,996)	42,996	—	—	—
Societe Generale	(2)	—	(2)	—	(2)
Standard Chartered Bank	(7,292)	7,292	—	—	—
State Street	(6,448)	6,448	—	—	—
Toronto—Dominion Bank	(19,635)	—	(19,635)	—	(19,635)
UBS	(40,207)	26,477	(13,730)	—	(13,730)
Total	$(434,708)	$219,969	$(214,739)	$—	$(214,739)

(a)	Actual amount of collateral received from HSBC is included in Due to broker in the Statements of Assets and Liabilities.
(b)	Actual amount of collateral received from Morgan Stanley exceeded the net amount before collateral and is included in Due to broker in the Statements of Assets and Liabilities.

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
As of October 31, 2025, each Fund’s derivative assets and liabilities by type are as follows:
Morningstar Multisector Bond Fund
Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$194,824	$182,269
Futures contracts	8,682	63,773
Purchased options	1,142	—
Total gross amount of derivatives in the Statements of Assets and Liabilities	$204,648	$246,042
Less: Derivatives not subject to MNA or similar agreements	(8,682)	(63,773)
Total gross amount of derivatives subject to MNA or similar agreement	$195,966	$182,269
As of October 31, 2025, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$4,797	$(4,797)	$—	$—	$—
Barclays	116,235	(22,412)	93,823	—	93,823
BNP Paribas	23,245	(23,245)	—	—	—
Citibank	27,436	(21,125)	6,311	—	6,311
ING	8,105	—	8,105	—	8,105
Morgan Stanley(a)	14,687	—	14,687	(10,000)	4,687
State Street	1,461	(657)	804	—	804
Total	$195,966	$(72,236)	$123,730	$(10,000)	$113,730

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America(a)	$(65,194)	$4,797	$(60,397)	$60,000	$(397)
Barclays	(22,412)	22,412	—	—	—
BNP Paribas	(72,495)	23,245	(49,250)	—	(49,250)
Citibank	(21,125)	21,125	—	—	—
Goldman Sachs	(386)	—	(386)	—	(386)
State Street	(657)	657	—	—	—
Total	$(182,269)	$72,236	$(110,033)	$60,000	$(50,033)

(a)
Actual amount of collateral received from Morgan Stanley and pledged by the Fund to Bank of America and is included in Due to broker and Due from broker, respectively, in the Statements of Assets and Liabilities.

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
As of October 31, 2025, each Fund’s derivative assets and liabilities by type are as follows:
Morningstar Alternatives Fund

Derivative Financial Instruments:	Gross Assets	Gross Liabilities
Forward foreign currency exchange contracts	$420,219	$326,033
Futures contracts	84,004	112,606
Contracts for difference	2,903,050	3,114,029
Credit default swap contracts	9,258	—
Purchased options	118,808	—
Written options	—	63,604
Total gross amount of derivatives in the Statements of Assets and Liabilities	$3,535,339	$3,616,272
Less: Derivatives not subject to MNA or similar agreements	(212,070)	(176,210)
Total gross amount of derivatives subject to MNA or similar agreement	$3,323,269	$3,440,062
As of October 31, 2025, no derivative assets or liabilities were netted on the Statements of Assets and Liabilities.
Amounts Not Offset in the Statements of Assets and Liabilities:

Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America	$6,265	$(6,265)	$—	$—	$—
Barclays(a)	1,059,416	(997,490)	61,926	(61,926)	—
Citibank	16,299	(16,299)	—	—	—
Deutsche Bank	13,838	(9,783)	4,055	—	4,055
Goldman Sachs	804,176	(804,176)	—	—	—
JPMorgan Chase	1,166,876	(1,069,359)	97,517	—	97,517
Morgan Stanley	97,192	(62,484)	34,708	—	34,708
Northern Trust	142,897	(40,625)	102,272	—	102,272
Royal Bank Of Canada	5,224	(5,224)	—	—	—
Societe Generale	11,086	(6,166)	4,920	—	4,920
Total	$3,323,269	$(3,017,871)	$305,398	$(61,926)	$243,472

Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Bank of America(a)	$(12,813)	$6,265	$(6,548)	$6,548	$—
Barclays	(997,490)	997,490	—	—	—
BNY Mellon	(75)	—	(75)	—	(75)
Citibank(b)	(34,546)	16,299	(18,247)	10,000	(8,247)
Deutsche Bank	(9,783)	9,783	—	—	—
Goldman Sachs(b)	(1,183,363)	804,176	(379,187)	360,000	(19,187)
JPMorgan Chase	(1,069,359)	1,069,359	—	—	—
Morgan Stanley	(62,484)	62,484	—	—	—
Northern Trust	(40,625)	40,625	—	—	—

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Not Offset	Net Amount Before Collateral	Cash Collateral (Received) Pledged	Net Exposure
Royal Bank Of Canada	$(23,358)	$5,224	$(18,134)	$—	$(18,134)
Societe Generale	(6,166)	6,166	—	—	—
Total	$(3,440,062)	$3,017,871	$(422,191)	$376,548	$(45,643)

(a)
Actual amount of collateral received from Barclays and pledged by the Fund to Bank of America exceeded the net amount before collateral and is included in Due to broker and Due from broker, respectively, in the Statements of Assets and Liabilities.

(b)	Actual amount of collateral pledged by the Fund to Citibank and Goldman Sachs is included in Due from broker in the Statements of Assets and Liabilities.
For the six months ended October 31, 2025, the quarterly average notional values were as follows and are representative of the trading volume of the derivatives held by the Funds.
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Futures Contracts:
Average Notional Balance - Long	$16,730,760	$83,910,922	$12,074,207	$41,641,873
Average Notional Balance - Short	2,062,838	17,017,916	7,803,793	15,734,747
Ending Notional Balance - Long	10,638,296	70,721,698	12,498,625	46,821,433
Ending Notional Balance - Short	1,402,631	15,960,416	9,174,141	10,412,470
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased	2,579,730	18,198,364	10,024,902	21,867,958
Average Settlement Value - Sold	1,919,818	9,288,800	14,750,343	17,151,801
Ending Settlement Value - Purchased	1,650,254	22,475,862	7,514,097	21,667,042
Ending Settlement Value - Sold	1,473,315	13,922,019	15,321,362	19,830,067
Contracts for Difference:
Average Notional Balance - Long	—	—	—	880,037
Average Notional Balance - Short	—	—	—	1,065,259
Ending Notional Balance - Long	—	—	—	1,043,162
Ending Notional Balance - Short	—	—	—	1,140,435
Total Return Swap Contracts:
Average Notional Balance - Pays Fixed Rate	432,750	3,337,633	—	—
Ending Notional Balance - Pays Fixed Rate	465,000	7,915,000	—	—
Inflation Swap Contracts:
Average Notional Balance - Pays Fixed Rate	—	15,540,847	—	—
Average Notional Balance - Receives Fixed Rate	—	5,459,851	—	—
Ending Notional Balance - Pays Fixed Rate	—	20,965,848	—	—
Ending Notional Balance - Receives Fixed Rate	—	12,242,469	—	—
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate	325,000	38,431,171	—	—
Average Notional Balance - Receives Fixed Rate	3,012,700	239,036,337	—	31,468
Ending Notional Balance - Pays Fixed Rate	—	40,140,961	—	—
Ending Notional Balance - Receives Fixed Rate	2,857,399	60,151,018	—	—

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Alternatives Fund
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection	$147,425	$3,479,023	$254,000	$1,165,835
Average Notional Balance - Sell Protection	37,500	11,995,918	—	1,376,250
Ending Notional Balance - Buy Protection	286,700	8,509,000	—	—
Ending Notional Balance - Sell Protection	75,000	6,175,158	—	5,117,500
Options:
Average Notional Balance - Purchased	9,541,143	121,386,179	942,030	6,854,972
Average Notional Balance - Written	—	115,090,310	—	707,346
Ending Notional Balance - Purchased	776,000	102,424,775	1,566,000	5,879,852
Ending Notional Balance - Written	—	98,912,775	—	1,289,376
Swaptions:
Average Notional Balance - Purchased	100,000	79,495,303	—	—
Average Notional Balance - Written	100,000	108,541,050	—	—
Ending Notional Balance - Purchased	—	2,972,000	—	—
Ending Notional Balance - Written	—	107,013,000	—	—
8. Federal Income Tax Matters
As of October 31, 2025, the cost and related aggregate gross and net unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
Morningstar Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Equity Fund	$1,560,616,531	$356,989,122	$(49,561,164)	$307,427,958
International Equity Fund	939,940,589	124,747,355	(40,463,448)	84,283,907
Global Income Fund	140,921,819	8,408,542	(3,997,999)	4,410,543
Total Return Bond Fund	1,068,749,178	14,342,278	(12,754,110)	1,588,168
Municipal Bond Fund	339,547,990	3,103,333	(8,443,581)	(5,340,248)
Defensive Bond Fund	116,191,049	3,068,341	(1,080,918)	1,987,423
Multisector Bond Fund	181,581,834	5,997,641	(3,760,008)	2,237,633
Global Opportunistic Equity Fund	311,078,778	55,004,564	(15,095,817)	39,908,747
Alternatives Fund	203,585,976	13,199,828	(13,331,183)	(131,355)
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on credit default swap contracts, contracts for difference, futures contracts, forward foreign currency exchange contracts, passive foreign investment companies (“PFICs”), 305(c) deemed dividends, straddle loss deferrals, investment in interest only (“IO”) securities and contingent payment debt instruments (“CPDIs”), and timing of income recognition from Real Estate Investment Trusts (“REITs”).

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
As of April 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
Morningstar Funds	Current Distributable Tax-Exempt Income	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
U.S. Equity Fund	$—	$9,739,424	$82,260,042	$254,757,623	$—	$346,757,089
International Equity Fund	—	6,746,465	10,515,113	49,729,300	—	66,990,878
Global Income Fund	—	612,728	—	2,445,556	(18,476,248)	(15,417,964)
Total Return Bond Fund	—	—	—	(12,534,202)	(137,547,370)	(150,081,572)
Municipal Bond Fund	198,755	—	—	(13,192,673)	(13,864,635)	(26,858,553)
Defensive Bond Fund	—	55,935	—	1,323,879	(7,424,018)	(6,044,204)
Multisector Bond Fund	—	449,636	—	(4,291,910)	(23,975,927)	(27,818,201)
Global Opportunistic Equity Fund	—	4,164,442	9,375,966	14,635,815	—	28,176,223
Alternatives Fund	—	3,229,877	—	(1,012,234)	(2,301,948)	(84,305)
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At April 30, 2025, the following reclassifications were recorded:
Morningstar Funds	Accumulated Distributable Earnings (Accumulated Losses)	Paid-in Capital
U.S. Equity Fund	$(14,510,416)	$14,510,416
International Equity Fund	(2,222,757)	2,222,757
Global Opportunistic Equity Fund	(2,871,251)	2,871,251

The tax character of distributions paid during the fiscal year ended April 30, 2025 were as follows:
	Fiscal Year Ended April 30, 2025
Morningstar Funds	Tax-Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
U.S. Equity Fund	$—	$31,894,743	$132,902,675 *	$164,797,418 *
International Equity Fund	—	23,703,003	14,369,730 *	38,072,733 *
Global Income Fund	—	10,328,373	—	10,328,373
Total Return Bond Fund	—	33,641,928	—	33,641,928
Municipal Bond Fund	10,043,500	497,473	—	10,540,973
Defensive Bond Fund	—	5,098,645	—	5,098,645
Multisector Bond Fund	—	9,385,089	—	9,385,089
Global Opportunistic Equity Fund	—	12,209,350	15,169,941 *	27,379,291 *
Alternatives Fund	—	6,519,588	—	6,519,588

*The amounts do not include the tax equalization utilized of $14,511,973, $2,222,757 and $2,871,251, respectively.
The tax character of distributions paid during the fiscal year ended April 30, 2024 were as follows:

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
	Fiscal Year Ended April 30, 2024
Morningstar Funds	Tax Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
U.S. Equity Fund	$—	$23,462,336	$41,751,458	$65,213,794
International Equity Fund	—	18,789,554	—	18,789,554
Global Income Fund	—	12,554,100	—	12,554,100
Total Return Bond Fund	—	30,053,999	—	30,053,999
Municipal Bond Fund	9,291,963	460,441	—	9,752,404
Defensive Bond Fund	—	5,698,959	—	5,698,959
Multisector Bond Fund	—	10,383,805	—	10,383,805
Global Opportunistic Equity Fund	—	6,731,199	937,418	7,668,617
Alternatives Fund	—	8,664,487	—	8,664,487
For the period subsequent to December 31, 2024, through the fiscal year ended April 30, 2025, the Total Return Bond Fund incurred late year ordinary losses for which the Fund intends to treat as having been incurred in the following fiscal year of $290,377.
Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carry forwards with no expiration will retain their character as either short-term or long-term capital losses.
At April 30, 2025, the capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:
	Fiscal Year Ended April 30, 2025
Morningstar Funds	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Global Income Fund	$14,840,206	$3,636,042
Total Return Bond Fund	44,973,822	92,283,171
Municipal Bond Fund	1,301,726	12,562,909
Defensive Bond Fund	407,229	7,016,789
Multisector Bond Fund	13,246,162	10,729,765
Alternatives Fund	—	2,301,948

During the fiscal year ended April 30, 2025, the following Fund utilized capital loss carry forwards as follows:
Morningstar Funds
International Equity Fund	$(2,353,021)
Global Income Fund	(6,583,129)
Multisector Bond Fund	(1,330,283)
Alternatives Fund	(3,575,156)

Morningstar Funds Trust October 31, 2025 (unaudited)

Notes to Financial Statements (continued)
9. Principal Ownership
As of October 31, 2025, the Funds had omnibus accounts owning more than 5% of the total Institutional shares outstanding of each Fund as follows:
Morningstar Funds	Number of Shareholders	% Ownership[1]
U.S. Equity Fund	4	99%
International Equity Fund	4	99%
Global Income Fund	4	99%
Total Return Bond Fund	4	99%
Municipal Bond Fund	4	99%
Defensive Bond Fund	4	99%
Multisector Bond Fund	4	99%
Global Opportunistic Equity Fund	4	99%
Alternatives Fund	4	99%

[1]Includes omnibus positions of broker-dealers representing numerous shareholder accounts.
Investment activities of these shareholders may have a material effect on the Funds.
10. Line of Credit
The Funds have a $50 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Funds participate and collateral requirements apply, there is no assurance that an individual Fund will have access to the entire $50 million at any particular time. Interest is charged to each Fund based on its borrowings at an amount of 1.25% above the Federal Funds rate. In addition, an administration fee of $10,000 is payable annually and allocated among the Funds based on net assets.
During the six months ended October 31, 2025, the Multisector Bond Fund had an outstanding balance for four days with a maximum balance of $7,000,000 at an average weighted interest rate of 5.58%.
11. Operating Segments
FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), requires incremental disclosures related to a public entity’s reportable segments. In connection with ASU 2023-07, each Fund represents a single operating segment and the Funds’ Adviser acts as the chief operating decision maker (“CODM”). The Funds’ total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to each segment are consistent with that presented within the Funds’ financial statements.
12. Subsequent Events
Management has evaluated subsequent events for the Funds through the date this report was issued and has concluded that no subsequent events occurred which required recognition or disclosure.

Morningstar Funds Trust October 31, 2025 (unaudited)

Changes in and Disagreements with Accountants for Open-End Management
Investment Companies (unaudited)
Not applicable.

Morningstar Funds Trust October 31, 2025 (unaudited)

Proxy Disclosures for Open-End Management Investment Companies (unaudited)
Not applicable.

Morningstar Funds Trust October 31, 2025 (unaudited)

Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies (unaudited)
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Morningstar Funds Trust October 31, 2025 (unaudited)

Statement Regarding Basis for Approval of Investment Advisory Contract
(unaudited)
Not applicable.

Morningstar Funds Trust is available to citizens or legal residents of the United States or its territories through investment platforms provided by financial institutions on a stand-alone basis and/or part of a model portfolio designed and maintained by a financial institution including the Adviser.
Adviser
Morningstar Investment Management LLC
22 West Washington Street
Chicago, Illinois 60602
Distributor
Foreside Fund Services, LLC
190 Middle St, Suite 301
Portland, Maine 04101
Prospectus
Please go to http://connect.rightprospectus.com/Morningstar
to access the Morningstar Funds Trust prospectus.
Shareholder Rights
When you buy shares in a fund of the Morningstar Funds Trust, you become a shareholder of that fund. As a shareholder, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests. The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. To learn more about the Board of Trustees please go to https://www.morningstar.com/company/morningstar-funds-governance.
This report is general information for the shareholders of the Morningstar Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the Funds’ current prospectus. Portfolio holdings and other information expressed or noted herein are as of the end of the reporting period and are subject to change.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for this reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for this reporting period.

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By /s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: December 29, 2025

By /s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)

Date: December 29, 2025